united states
securities and exchange commission
Washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:           811-23570

Simplify Exchange Traded Funds

(Exact name of registrant as specified in charter)

10845 Griffith Peak Drive 2/F Las Vegas, NV 89135
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:           (646) 585-0476

Date of fiscal year end:           June 30

Date of reporting period:           December 31, 2024

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Simplify Aggregate Bond ETF

AGGH

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Aggregate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Aggregate Bond ETF	$13	0.25%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$260,135,477
Total number of portfolio holdings	11
Period portfolio turnover rate	284%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	96.1%
U.S. Treasury Bills	3.7%
Purchased Options	0.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Downside Interest Rate Hedge Strategy ETF

RFIX

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Downside Interest Rate Hedge Strategy ETF (the "Fund") for the period of December 9, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Downside Interest Rate Hedge Strategy ETF	$3Footnote Reference(1)	0.50%
Footnote	Description
Footnote(1)	Based on the period December 9, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$31,265,273
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	104.5%
Purchased Swaptions	(4.9)%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Enhanced Income ETF

HIGH

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Enhanced Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Enhanced Income ETF	$25	0.50%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$285,817,095
Total number of portfolio holdings	18
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	100.3%
Purchased Options	0.1%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Health Care ETF

PINK

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Health Care ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Health Care ETF	$25	0.50%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$142,495,712
Total number of portfolio holdings	52
Period portfolio turnover rate	95%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	95.8%
U.S. Exchange-Traded Funds	2.5%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Hedged Equity ETF

HEQT

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Hedged Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Hedged Equity ETF	$24	0.46%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$293,027,721
Total number of portfolio holdings	5
Period portfolio turnover rate	3%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.4%
Purchased Options	0.7%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify High Yield PLUS Credit Hedge ETF

CDX

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify High Yield PLUS Credit Hedge ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify High Yield PLUS Credit Hedge ETF	$13	0.25%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$119,138,419
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	75.6%
U.S. Exchange-Traded Funds	24.8%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(1.0)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Interest Rate Hedge ETF

PFIX

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Interest Rate Hedge ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Interest Rate Hedge ETF	$27	0.50%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$184,437,861
Total number of portfolio holdings	11
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	48.0%
U.S. Government Obligations	33.3%
Purchased Swaptions	18.6%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Intermediate Term Treasury Futures Strategy ETF

TYA

| Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Intermediate Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Intermediate Term Treasury Futures Strategy ETF	$7	0.15%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$104,813,263
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	98.7%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify MBS ETF

MTBA

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify MBS ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify MBS ETF	$8	0.15%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,489,394,845
Total number of portfolio holdings	4
Period portfolio turnover rate	693%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	101.3%
U.S. Government Agency Mortgage Backed Securities	98.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(100.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Next Intangible Value Index ETF

NXTV

| Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Next Intangible Value Index ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Value Index ETF	$13	0.25%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,261,126
Total number of portfolio holdings	200
Period portfolio turnover rate	24%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	99.7%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Next Intangible Core Index ETF

NXTI

| Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Next Intangible Core Index ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Core Index ETF	$13	0.25%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,402,813
Total number of portfolio holdings	201
Period portfolio turnover rate	15%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	99.9%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Short Term Treasury Futures Strategy ETF

TUA

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Short Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Short Term Treasury Futures Strategy ETF	$8	0.15%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$522,177,668
Total number of portfolio holdings	3
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	98.6%
Other Assets in Excess of Liabilities	1.4%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Treasury Option Income ETF

BUCK

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Treasury Option Income ETF (formerly, Simplify Stable Income ETF) (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Treasury Option Income ETF	$18	0.35%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$270,159,305
Total number of portfolio holdings	8
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	98.9%
Purchased Options	0.1%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Bitcoin Strategy ETF

SPBC

| Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Bitcoin Strategy ETF (formerly, Simplify US Equity PLUS GBTC ETF) (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Bitcoin Strategy ETF	$27	0.51%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$39,733,355
Total number of portfolio holdings	4
Period portfolio turnover rate	15%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	97.3%
U.S. Treasury Bills	2.1%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Convexity ETF

SPYC

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Convexity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Convexity ETF	$30	0.50%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$69,983,074
Total number of portfolio holdings	24
Period portfolio turnover rate	1%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.4%
Purchased Options	0.6%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(1.0)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Downside Convexity ETF

SPD

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Downside Convexity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Downside Convexity ETF	$26	0.50%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$137,054,747
Total number of portfolio holdings	20
Period portfolio turnover rate	2%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.9%
Purchased Options	0.9%
Liabilities in Excess of Other Assets	(0.8)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS QIS ETF

SPQ

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify US Equity PLUS QIS ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS QIS ETF	$27	0.52%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,714,683
Total number of portfolio holdings	3
Period portfolio turnover rate	14%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	88.8%
U.S. Treasury Bills	5.5%
Other Assets in Excess of Liabilities	5.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Upside Convexity ETF

SPUC

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Upside Convexity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Upside Convexity ETF	$26	0.50%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$17,413,556
Total number of portfolio holdings	16
Period portfolio turnover rate	3%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.4%
Money Market Funds	0.5%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify US Small Cap PLUS Income ETF

SCY

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify US Small Cap PLUS Income ETF (the "Fund") for the period of December 2, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Small Cap PLUS Income ETF	$4Footnote Reference(1)	0.53%
Footnote	Description
Footnote(1)	Based on the period December 2, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,232,464
Total number of portfolio holdings	13
Period portfolio turnover rate	5%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.5%
Money Market Funds	0.5%
Purchased Options	0.1%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Bitcoin Strategy PLUS Income ETF

MAXI

| Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Bitcoin Strategy PLUS Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bitcoin Strategy PLUS Income ETF	$84	1.39%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$54,937,872
Total number of portfolio holdings	22
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	169.3%
Purchased Options	0.4%
Liabilities in Excess of Other Assets	(69.7)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Gold Strategy PLUS Income ETF

YGLD

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Gold Strategy PLUS Income ETF (the "Fund") for the period of December 2, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gold Strategy PLUS Income ETF	$5Footnote Reference(1)	0.60%
Footnote	Description
Footnote(1)	Based on the period December 2, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$10,782,827
Total number of portfolio holdings	18
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	97.6%
Purchased Options	0.1%
Other Assets in Excess of Liabilities	2.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Macro Strategy ETF

FIG

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Macro Strategy ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Macro Strategy ETF	$28	0.56%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$12,015,914
Total number of portfolio holdings	23
Period portfolio turnover rate	80%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	80.5%
U.S. Treasury Bills	12.0%
U.S. Goverment Agency Mortgage-Backed Securities	6.3%
Money Market Funds	0.1%
Purchased Options	0.1%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Multi-QIS Alternative ETF

QIS

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Multi-QIS Alternative ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Multi-QIS Alternative ETF	$50	1.00%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$114,413,151
Total number of portfolio holdings	12
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	100.5%
Purchased Options	0.3%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Volatility Premium ETF

SVOL

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Volatility Premium ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volatility Premium ETF	$29	0.58%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,195,254,179
Total number of portfolio holdings	22
Period portfolio turnover rate	180%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	142.2%
U.S. Exchange-Traded Funds	30.8%
Purchased Options	2.6%
U.S. Government Obligations	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(75.6)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Opportunistic Income ETF

CRDT

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Opportunistic Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Opportunistic Income ETF	$34	0.66%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$76,272,742
Total number of portfolio holdings	95
Period portfolio turnover rate	138%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Asset Backed Securities	22.5%
Corporate Bonds	21.6%
Foreign Bonds	14.9%
U.S. Treasury Bills	14.0%
Preferred Stocks	10.0%
Common Stocks	9.2%
Mortgage Backed Securities	8.3%
Closed-End Funds	0.4%
Term Loans	0.2%
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Propel Opportunities ETF

SURI

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Propel Opportunities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Propel Opportunities ETF	$114	2.55%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$71,364,045
Total number of portfolio holdings	25
Period portfolio turnover rate	5%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	57.3%
U.S. Treasury Bills	41.9%
Limited Partnership	32.8%
Corporate Bonds	5.6%
Money Market Funds	3.5%
Liabilities in Excess of Other Assets	(41.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Volt TSLA Revolution ETF

TESL

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Volt TSLA Revolution ETF (formerly, Simplify Volt RoboCar Disruption and Tech ETF trading under ticker VCAR) (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volt TSLA Revolution ETF	$76	0.96%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,788,817
Total number of portfolio holdings	23
Period portfolio turnover rate	628%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Money Market Funds	31.6%
U.S. Exchange-Traded Funds	28.1%
Common Stocks	24.3%
Purchased Options	0.8%
Other Assets in Excess of Liabilities	15.2%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Commodities Strategy No K-1 ETF

HARD

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Commodities Strategy No K-1 ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Commodities Strategy No K-1 ETF	$40	0.75%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$7,341,741
Total number of portfolio holdings	7
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	150.6%
Liabilities in Excess of Other Assets	(50.6)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Managed Futures Strategy ETF

CTA

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Managed Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Managed Futures Strategy ETF	$39	0.75%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$445,593,505
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	96.2%
Other Assets in Excess of Liabilities	3.8%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Market Neutral Equity Long/Short ETF

EQLS

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Market Neutral Equity Long/Short ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Market Neutral Equity Long/Short ETF	$51	1.07%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$8,951,830
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	99.2%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Wolfe US Equity 150/50 ETF

WUSA

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Wolfe US Equity 150/50 ETF (the "Fund") for the period of September 23, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Wolfe US Equity 150/50 ETF	$21Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period September 23, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$28,759,996
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	102.0%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(2.4)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Tara India Opportunities ETF

IOPP

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Tara India Opportunities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tara India Opportunities ETF	$39	0.76%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$14,140,617
Total number of portfolio holdings	29
Period portfolio turnover rate	38%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	94.6%
Money Market Funds	5.4%
Liabilities in Excess of Other Assets	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify National Muni Bond ETF

NMB

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify National Muni Bond ETF (the "Fund") for the period of September 9, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify National Muni Bond ETF	$15Footnote Reference(1)	0.50%
Footnote	Description
Footnote(1)	Based on the period September 9, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$91,850,607
Total number of portfolio holdings	43
Period portfolio turnover rate	237%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Municipal Bonds	94.6%
Money Market Funds	5.7%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Simplify Gamma Emerging Market Bond ETF

GAEM

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Simplify Gamma Emerging Market Bond ETF (the "Fund") for the period of August 12, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gamma Emerging Market Bond ETF	$30Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period August 12, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,267,238
Total number of portfolio holdings	41
Period portfolio turnover rate	95%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Foreign Bonds	87.5%
U.S. Treasury Bills	10.6%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	None

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following are copies of the Funds’ Semi-annual Financial Statements and Financial Highlights.

December 31, 2024

Semi-Annual Financial Statements and
Other Important Information

Simplify Exchange Traded Funds

Simplify Aggregate Bond ETF (AGGH)

Simplify Downside Interest Rate Hedge Strategy ETF (RFIX)

Simplify Enhanced Income ETF (HIGH)

Simplify Health Care ETF (PINK)

Simplify Hedged Equity ETF (HEQT)

Simplify High Yield PLUS Credit Hedge ETF (CDX)

Simplify Interest Rate Hedge ETF (PFIX)

Simplify Intermediate Term Treasury Futures Strategy ETF (TYA)

Simplify MBS ETF (MTBA)

Simplify Multi-QIS Alternative ETF (QIS)

Simplify Next Intangible Core Index ETF (NXTI)

Simplify Next Intangible Value Index ETF (NXTV)

Simplify Short Term Treasury Futures Strategy ETF (TUA)

Simplify Treasury Option Income ETF (formerly Simplify Stable Income ETF) (BUCK)

Simplify US Equity PLUS Bitcoin Strategy ETF (formerly Simplify US Equity PLUS GBTC ETF) (SPBC)

Simplify US Equity PLUS Convexity ETF (SPYC)

Simplify US Equity PLUS Downside Convexity ETF (SPD)

Simplify US Equity PLUS QIS ETF (SPQ)

Simplify US Equity PLUS Upside Convexity ETF (SPUC)

Simplify US Small Cap PLUS Income ETF (SCY)

Simplify Bitcoin Strategy PLUS Income ETF (MAXI)

Simplify Gold Strategy PLUS Income ETF (YGLD)

Simplify Macro Strategy ETF (FIG)

Simplify Volatility Premium ETF (SVOL)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Aggregate Bond ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 96.1%
Fixed Income Funds – 96.1%
iShares Core U.S. Aggregate Bond ETF(a)(b)	2,319,638	$224,772,922
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	251,800	25,265,612
Total U.S. Exchange-Traded Funds (Cost $249,892,752)		250,038,534

	Principal
U.S. Treasury Bills – 3.7%
U.S. Treasury Bill, 4.33%, 3/13/2025 (c)	$1,200,000	1,190,258
U.S. Treasury Bill, 4.46%, 4/1/2025 (c),(d)	8,600,000	8,511,634
Total U.S. Treasury Bills (Cost $9,696,384)		9,701,892

	Number of Contracts	Notional Amount
Purchased Options – 0.1%

Calls – Exchange-Traded – 0.1%
U.S. Long Bond, January Strike Price $133, Expires 1/24/25(e)	1	133,000	16
U.S. Long Bond, January Strike Price $134, Expires 1/24/25	923	123,682,000	14,422
U.S. Long Bond, January Strike Price $135, Expires 1/24/25	85	11,475,000	1,328
U.S. Long Bond, January Strike Price $137, Expires 1/24/25	2,652	363,324,000	41,437
U.S. Long Bond, January Strike Price $138, Expires 1/24/25	739	101,982,000	11,547
			68,750
Puts – Exchange-Traded – 0.0%†
U.S. Long Bond, January Strike Price $95, Expires 1/24/25(e)	3,883	368,885,000	60,672
U.S. Long Bond, January Strike Price $96, Expires 1/24/25	517	49,632,000	8,078
			68,750

Total Purchased Options (Cost $152,636)			137,500

Total Investments – 99.9%
(Cost $259,741,772)			$259,877,926
Other Assets in Excess of Liabilities – 0.1%			257,551
Net Assets – 100.0%			$260,135,477

	Number of Contracts	Notional Amount
Written Options – (0.4)%

Calls – Exchange-Traded – (0.1)%
U.S. Long Bond, January Strike Price $122, Expires 1/24/25	(4,336)	$(528,992,000)	$(203,250)
U.S. Long Bond, February Strike Price $122, Expires 2/21/25	(64)	(7,808,000)	(12,000)
			(215,250)
Puts – Exchange-Traded – (0.3)%
U.S. Long Bond, January Strike Price $108, Expires 1/24/25	(2,200)	$(237,600,000)	$(171,875)
U.S. Long Bond, January Strike Price $110, Expires 1/24/25	(2,200)	(242,000,000)	(481,250)
U.S. Long Bond, January Strike Price $112, Expires 1/24/25	(200)	(22,400,000)	(121,875)

See Notes to Financial Statements.

Simplify Aggregate Bond ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
			$(775,000)

Total Written Options (Premiums Received $1,629,957)			$(990,250)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $159,885 have been pledged as collateral for options as of December 31, 2024.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Security, or a portion there of, in the amount of $3,226,455 has been pledged as collateral for TBAs as of December 31, 2024.
(e)	Held in connection with Written Options.

Portfolio Abbreviations:

TBA	:	To Be Announced

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note	1,037	$112,773,750	3/20/25	$(160,203)

Short position contracts:
U.S. Long Bond (CBT)	(200)	(22,768,750)	3/20/25	793,812
Total net unrealized appreciation				$633,609

At December 31, 2024, interest rate swap contracts outstanding were as follows:

Rate Paid by Fund	Rate Received by the Fund(1)	Payment Frequency Paid/ received	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (depreciation)
3.12%	4.49% (SOFR + 0.00%)	Annual/Annual	MSCS	12/15/2027	28,900,000	$3,231,739	$0	$3,231,739
3.43%	4.49% (SOFR + 0.00%)	Annual/Annual	MSCS	08/05/2055	20,000,000	1,623,849	0	1,623,849
3.59%	4.49% (SOFR + 0.00%)	Annual/Annual	MSCS	11/15/2027	25,000,000	966,124	0	966,124
3.83%	4.49% (SOFR + 0.00%)	Annual/Annual	MSCS	11/15/2027	54,300,000	(1,113,203)	0	(1,113,203)
3.29%	4.49% (SOFR + 0.00%)	Annual/Annual	MSCS	12/15/2027	64,900,000	(3,872,322)	0	(3,872,322)
						$836,187		$836,187

(1)	The Fund pays the fixed rate and receives the floating rate.

Abbreviations:

MSCS	:	Morgan Stanley Capital Services LLC
SOFR	:	Secured Overnight Financing Rate

See Notes to Financial Statements.

Simplify Aggregate Bond ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	96.1%
U.S. Treasury Bills	3.7%
Purchased Options	0.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify Downside Interest Rate Hedge Strategy ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 104.5%
U.S. Treasury Bill, 4.40%, 1/14/2025 (a)(b)	$6,000,000	$5,991,627
U.S. Treasury Bill, 4.29%, 3/13/2025 (a)(b)	26,900,000	26,681,624
Total U.S. Treasury Bills (Cost $32,667,747)		32,673,251

	Notional Amount
Purchased Swaptions – (4.9)%
Calls – Over the Counter – (4.9)%
Interest Rate Swaption, pay semi annually a fixed rate of 2.75% and received quarterly a floating rate of SOFR, Expires 3/15/32 (counterparty: Goldman Sachs International)	200,000,000	(341,760)
Interest Rate Swaption, pay semi annually a fixed rate of 2.75% and received quarterly a floating rate of SOFR, Expires 3/15/32 (counterparty: Morgan Stanley Capital Services LLC)	400,000,000	(1,180,764)
		(1,522,524)

Total Purchased Swaptions (Cost $0)		(1,522,524)

Total Investments – 99.6%
(Cost $32,667,747)		$31,150,727
Other Assets in Excess of Liabilities – 0.4%		114,546
Net Assets – 100.0%		$31,265,273

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $9,558,967 have been pledged as collateral for options as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	104.5%
Purchased Swaptions	(4.9)%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify Enhanced Income ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 100.3%
U.S. Treasury Bill, 4.81%, 1/14/2025 (a)(b)	$228,000,000	$227,681,813
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	59,400,000	58,917,787
Total U.S. Treasury Bills (Cost $286,514,281)		286,599,600

	Number of Contracts	Notional Amount
Purchased Options – 0.1%
Puts – Exchange-Traded – 0.1%
MicroStrategy, Inc., January Strike Price $205, Expires 1/10/25(c)	1,526	31,283,000	147,259
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(c)	35	68,075,000	11,987
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25(c)	34	65,620,000	26,010
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(c)	30	56,700,000	32,550
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(c)	363	72,963,000	15,428
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(c)	293	57,867,500	19,778
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(c)	228	45,030,000	31,008
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25	314	178,195,000	9,420
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25	285	161,310,000	19,950
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(c)	126	68,670,000	9,135
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(c)	141	77,127,000	21,855
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(c)	78	41,340,000	17,745
SPDR Gold Shares, January Strike Price $220, Expires 1/03/25(c)	2,460	54,120,000	2,460
SPDR Gold Shares, January Strike Price $224, Expires 1/10/25(c)	3,024	67,737,600	12,096
SPDR Gold Shares, January Strike Price $225, Expires 1/15/25(c)	3,297	74,182,500	23,079
			399,760

Total Purchased Options (Cost $711,671)			399,760

	Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(d)
(Cost $361,831)	361,831	361,831

Total Investments – 100.5%
(Cost $287,587,783)		$287,361,191
Liabilities in Excess of Other Assets – (0.5)%		(1,544,096)
Net Assets – 100.0%		$285,817,095

	Number of Contracts	Notional Amount
Written Options – (1.0)%
Puts – Exchange-Traded – (1.0)%
MicroStrategy, Inc., January Strike Price $255, Expires 1/10/25	(1,526)	$(38,913,000)	$(690,515)
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(35)	(72,537,500)	(398,825)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(34)	(70,040,000)	(373,150)

See Notes to Financial Statements.

Simplify Enhanced Income ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(30)	$(59,625,000)	$(131,700)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(363)	(77,500,500)	(93,473)
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(293)	(62,409,000)	(128,920)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(228)	(47,994,000)	(124,488)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(126)	(73,143,000)	(229,950)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(141)	(81,639,000)	(302,445)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(78)	(44,304,000)	(102,180)
SPDR Gold Shares, January Strike Price $232, Expires 1/03/25	(2,460)	(57,072,000)	(4,920)
SPDR Gold Shares, January Strike Price $234, Expires 1/10/25	(3,024)	(70,761,600)	(49,896)
SPDR Gold Shares, January Strike Price $234, Expires 1/15/25	(3,297)	(77,149,800)	(102,207)
			(2,732,669)

Total Written Options (Premiums Received $2,030,390)			$(2,732,669)

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $78,889,400 have been pledged as collateral for options as of December 31, 2024.
(c)	Held in connection with Written Options.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	100.3%
Purchased Options	0.1%
Money Market Funds	0.1%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 95.8%
Consumer Discretionary – 1.7%
Chewy, Inc., Class A*	73,363	$2,456,927

Health Care – 83.3%
Abbott Laboratories	22,079	2,497,356
Adma Biologics, Inc.*	385,188	6,605,974
agilon health, Inc.*	110,520	209,988
Akero Therapeutics, Inc.*	36,223	1,007,724
Alignment Healthcare, Inc.*	132,774	1,493,708
Arcutis Biotherapeutics, Inc.*	742,299	10,340,225
Argenx SE, ADR*	1,611	990,765
Benitec Biopharma, Inc.*	76,337	964,136
Boston Scientific Corp.*	728	65,025
Bristol-Myers Squibb Co.	578	32,692
Cardinal Health, Inc.	6,101	721,565
Cigna Group (The)	12,485	3,447,608
Cooper Cos., Inc. (The)*	15,793	1,451,850
CVS Health Corp.	8,799	394,987
Danaher Corp.	1,365	313,336
Dexcom, Inc.*	105,405	8,197,347
Edwards Lifesciences Corp.*	80,758	5,978,515
Eli Lilly & Co.	8,609	6,646,148
Embecta Corp.	1,527	31,533
Establishment Labs Holdings, Inc.*	64,300	2,962,301
Fulcrum Therapeutics, Inc.*	80,714	379,356
Gilead Sciences, Inc.	46,167	4,264,446
Icon PLC*	803	168,397
Insmed, Inc.*	20,454	1,412,144
Intra-Cellular Therapies, Inc.*	20,230	1,689,610
Intuitive Surgical, Inc.*	13,487	7,039,675
Johnson & Johnson	43,013	6,220,540
Leap Therapeutics, Inc.*	946,046	2,719,882
LivaNova PLC*	9,397	435,175
Merck & Co Inc.	4	398
Other Components	30,141	6,892,945
Pacira Biosciences, Inc.*	37,742	711,059
Praxis Precision Medicines, Inc.*	43,085	3,315,822
Regeneron Pharmaceuticals, Inc.*	6,258	4,457,761
Revvity, Inc.	15,920	1,776,831
Sanofi, ADR	40,387	1,947,865
Sarepta Therapeutics Inc.*	32,744	3,981,343
Stryker Corp.	1,206	434,220
Syndax Pharmaceuticals, Inc.*	27,641	365,414
Teleflex, Inc.	12,742	2,267,821
Tg Therapeutics, Inc.*	11,177	336,428
Thermo Fisher Scientific, Inc.	9,023	4,694,035
Ultragenyx Pharmaceutical, Inc.*	16,776	705,766
UnitedHealth Group, Inc.	12,001	6,070,826
Vertex Pharmaceuticals, Inc.*	4,689	1,888,260
Zimmer Biomet Holdings, Inc.	2,242	236,822
		118,765,624

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Industrials – 2.4%
3M Co.	25,825	$3,333,749
Veralto Corp.	420	42,777
		3,376,526
Materials – 8.4%
PureCycle Technologies, Inc.*	1,161,208	11,902,382
Total Common Stocks (Cost $135,320,866)		136,501,459

U.S. Exchange-Traded Funds – 2.5%
Fixed Income Funds – 2.5%
Simplify Short Term Treasury Futures Strategy ETF(a)
(Cost $3,618,373)	170,383	3,615,528

Money Market Funds – 1.7%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(b)
(Cost $2,436,557)	2,436,557	2,436,557

Total Investments – 100.0%
(Cost $141,375,796)		$142,553,544
Liabilities in Excess of Other Assets – (0.0)%†		(57,832)
Net Assets – 100.0%		$142,495,712

*	Non Income Producing
†	Less than 0.05%
(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.

ADR : American Depositary Receipt

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Short Term Treasury Futures Strategy ETF	$—	$16,383,392	$(12,801,622)	$36,603	$(2,845)	$3,615,528	170,383	$59,052	$—
	$—	$16,383,392	$(12,801,622)	$36,603	$(2,845)	$3,615,528	170,383	$59,052	$—

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Summary of Investment Type††

Investment Categories	% of Net Assets
Common Stocks	95.8%
U.S. Exchange-Traded Funds	2.5%
Money Market Funds	1.7%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

†	Less than 0.05%
††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

Simplify Hedged Equity ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 99.4%
Equity Funds – 99.4%
iShares Core S&P 500 ETF(a)(b)
(Cost $265,408,729)	494,959	$291,372,464

	Number of Contracts	Notional Amount
Purchased Options – 0.7%
Puts – Exchange-Traded – 0.7%
S&P 500 Index, January Strike Price $5,555, Expires 1/17/25(c)	162	$89,991,000	119,070
S&P 500 Index, February Strike Price $5,655, Expires 2/21/25(c)	163	92,176,500	819,890
S&P 500 Index, March Strike Price $5,600, Expires 3/21/25(c)	164	91,840,000	1,092,240
			2,031,200

Total Purchased Options (Cost $3,762,004)			2,031,200

	Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(d)
(Cost $825,305)	825,305	825,305

Total Investments – 100.4%
(Cost $269,996,038)		$294,228,969
Liabilities in Excess of Other Assets – (0.4)%		(1,201,248)
Net Assets – 100.0%		$293,027,721

	Number of Contracts	Notional Amount
Written Options – (0.4)%

Calls – Exchange-Traded – (0.3)%
S&P 500 Index, January Strike Price $6,150, Expires 1/17/25	(162)	$(99,630,000)	$(30,780)
S&P 500 Index, February Strike Price $6,260, Expires 2/21/25	(163)	(102,038,000)	(132,030)
S&P 500 Index, March Strike Price $6,200, Expires 3/21/25	(164)	(101,680,000)	(605,980)
			(768,790)
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, January Strike Price $4,680, Expires 1/17/25	(162)	$(75,816,000)	$(22,275)
S&P 500 Index, February Strike Price $4,750, Expires 2/21/25	(163)	(77,425,000)	(114,915)
S&P 500 Index, March Strike Price $4,700, Expires 3/21/25	(164)	(77,080,000)	(207,460)
			(344,650)

Total Written Options (Premiums Received $3,623,636)			$(1,113,440)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $137,762,894 have been pledged as collateral for options as of December 31, 2024.
(c)	Held in connection with Written Options.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.

See Notes to Financial Statements.

Simplify Hedged Equity ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.4%
Purchased Options	0.7%
Money Market Funds	0.3%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 75.6%
U.S. Treasury Bill, 4.81%, 1/14/2025 (a)(b)	$51,000,000	$50,928,826
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	38,600,000	38,286,643
U.S. Treasury Bill, 4.43%, 4/1/2025 (a)	800,000	791,780
Total U.S. Treasury Bills (Cost $89,981,806)		90,007,249

	Shares
U.S. Exchange-Traded Funds – 24.8%
Equity Funds – 24.8%
iShares Core S&P 500 ETF
(Cost $29,982,268)	50,265	29,590,000

Money Market Funds – 0.6%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(c)
(Cost $676,971)	676,971	676,971

Total Investments – 101.0%
(Cost $120,641,045)		$120,274,220
Liabilities in Excess of Other Assets – (1.0)%		(1,135,801)
Net Assets – 100.0%		$119,138,419

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $45,935,600 have been pledged as collateral for options as of December 31, 2024.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	75.6%
U.S. Exchange-Traded Funds	24.8%
Money Market Funds	0.6%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

At December 31, 2024, centrally cleared credit default swap contracts outstanding were as follows:

Reference Entity	Maturity Date	Buy/Sell Protection	(Pay)/ Receive Financing Rate(1)	Counterparty	Notional Amount(2)	Fair Value	Premium (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.43	12/20/2029	Buy(3)	5.00%	MSCS	5,600,000	$(430,967)	$401,224	$(29,743)

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

(1)	Payments received quarterly.
(2)	The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At December 31, 2024, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
iShares iBoxx $ High Yield Corporate Bond ETF	3/17/2025	3.88% (EFFR - 0.45%)(c)	MSCS	(72,372,601)	$(936,885)
iShares iBoxx $ High Yield Corporate Bond ETF	1/15/2025	4.33% (EFFR - 0%)(c)	NOM	(48,487,842)	(630,725)
S&P 500 Index	1/17/2025	4.33% (EFFR + 0%)(c)	NOM	30,005,231	359,839
Morgan Stanley Custom Junk Index*	2/14/2025	4.08% (EFFR - 0.25%)(c)	MSCS	31,657,893	1,290,409
Morgan Stanley Custom Quality Index*	2/14/2025	4.68% (EFFR + 0.35%)(c)	MSCS	(36,821,610)	(1,265,458)
					$(1,182,820)

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

Abbreviations:

EFFR	:	Effective Federal Funds Rate
MSCS	:	Morgan Stanley Capital Services LLC
NOM	:	Nomura International

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Junk Index basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Communication Services
Charter Communications, Inc., Class A	(938)	$13,643	1.06%
Warner Bros Discovery, Inc.	(39,049)	17,509	1.35%
ZoomInfo Technologies Inc.	(29,774)	13,275	1.03%
		44,427
Consumer Discretionary
Advance Auto Parts, Inc.	(8,082)	16,212	1.26%
Carnival Corp.	(14,033)	14,835	1.15%
Gap, Inc. (The)	(13,715)	13,748	1.06%

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Consumer Discretionary (continued)
Hanesbrands Inc.	(37,648)	$13,000	1.01%
Lithia Motors, Inc.	(905)	13,716	1.06%
Macy’s Inc.	(19,664)	14,123	1.09%
Newell Brands Inc.	(38,939)	16,453	1.27%
Nordstrom, Inc.	(13,318)	13,645	1.06%
Norwegian Cruise Line Holdings Ltd.	(12,486)	13,628	1.06%
Other Components	(3,825)	14,569	1.13%
Penn Entertainment, Inc.	(15,831)	13,310	1.03%
Rivian Automotive, Inc., Class A	(33,565)	18,938	1.47%
VF Corp.	(15,109)	13,755	1.07%
Victoria’s Secret & Co.	(8,478)	14,898	1.15%
Whirlpool Corp.	(2,837)	13,778	1.07%
		218,608
Consumer Staples
Dollar General Corp.	(4,147)	13,337	1.03%
Dollar Tree, Inc.	(4,868)	15,475	1.20%
Walgreens Boots Alliance Inc.	(36,386)	14,401	1.12%
		43,213
Energy
Apa Corp.	(13,828)	13,545	1.05%

Health Care
Acadia Healthcare Co., Inc.	(8,054)	13,546	1.05%
DENTSPLY SIRONA, Inc.	(16,663)	13,416	1.04%
Envista Holdings Corp.	(16,037)	13,123	1.02%
Fortrea Holdings Inc.	(16,757)	13,258	1.03%
Jazz Pharmaceuticals PLC	(2,506)	13,094	1.01%
Novocure Ltd.	(11,609)	14,676	1.14%
Perrigo Co PLC	(11,906)	12,986	1.01%
QuidelOrtho Corp.	(8,419)	15,911	1.23%
Viatris Inc.	(25,450)	13,441	1.04%
		123,451
Industrials
Air Lease Corp.	(6,711)	13,726	1.06%
Alaska Air Group Inc.	(6,046)	16,606	1.29%
American Airlines Group Inc.	(23,093)	17,075	1.32%
API Group Corp.	(8,681)	13,246	1.03%
Clarivate PLC	(70,345)	15,159	1.18%
Concentrix Corp.	(7,955)	14,602	1.13%
Delta Air Lines Inc.	(5,705)	14,642	1.13%
Ryder System Inc.	(1,979)	13,166	1.02%
Southwest Airlines Co.	(9,839)	14,032	1.09%
United Airlines Holdings Inc.	(4,076)	16,789	1.30%
Vestis Corp.	(21,976)	14,208	1.10%
		163,251

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Information Technology
DXC Technology Co.	(15,310)	$12,977	1.00%
Five9, Inc.	(9,569)	16,497	1.28%
Intel Corp.	(15,749)	13,395	1.04%
Kyndryl Holdings, Inc.	(11,826)	17,358	1.34%
Lumentum Holdings, Inc.	(4,375)	15,582	1.21%
MKS Instruments Inc.	(2,963)	13,120	1.02%
RingCentral Inc, Class A	(9,262)	13,756	1.06%
Unity Software, Inc.	(15,388)	14,668	1.14%
		117,353
Other Components	(782,444)	566,561	43.91%
Total		$1,290,409	100.00%

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Quality Index basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Communication Services
Interpublic Group of Cos Inc/T	13,443	$(13,381)	1.06%
Match Group, Inc.	11,858	(13,779)	1.09%
		(27,160)
Consumer Discretionary
AutoZone Inc.	117	(13,330)	1.05%
Birkenstock Holding Plc	7,990	(16,081)	1.27%
Deckers Outdoor Corp.	2,073	(14,957)	1.18%
Grand Canyon Education Inc.	2,282	(13,275)	1.05%
Lululemon Athletica, Inc.	1,138	(15,459)	1.22%
O’Reilly Automotive Inc.	300	(12,642)	1.00%
Other Components	846	(12,616)	1.00%
Wyndham Hotels & Resorts, Inc.	3,763	(13,471)	1.07%
Yum! Brands Inc.	2,726	(12,992)	1.03%
		(124,823)
Consumer Staples
General Mills Inc.	5,761	(13,051)	1.03%
Hershey Co/The	2,131	(12,818)	1.01%
Kraft Heinz Co/The	11,695	(12,758)	1.01%
Procter & Gamble Co/The	2,148	(12,792)	1.01%
		(51,419)
Energy
Antero Midstream Corp.	23,880	(12,801)	1.01%
Cheniere Energy Inc.	1,715	(13,093)	1.04%
		(25,894)
Financials
Mastercard, Inc., Class A	698	(13,053)	1.03%
S&P Global Inc.	724	(12,801)	1.01%
Visa Inc, Class A	1,176	(13,204)	1.05%
		(39,058)

See Notes to Financial Statements.

Simplify High Yield PLUS Credit Hedge ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Health Care
AbbVie Inc.	2,207	$(13,933)	1.10%
Agilent Technologies, Inc.	2,866	(13,677)	1.08%
Avantor Inc.	17,559	(13,142)	1.04%
IDEXX Laboratories, Inc.	865	(12,707)	1.00%
Mettler-Toledo International Inc.	309	(13,420)	1.06%
Molina Healthcare Inc.	1,237	(12,792)	1.01%
Thermo Fisher Scientific, Inc.	710	(13,117)	1.04%
		(92,788)
Industrials
Broadridge Financial Solutions Inc.	1,599	(12,840)	1.02%
Core & Main Inc, Class A	8,567	(15,493)	1.22%
Middleby Corp. (The)	2,678	(12,884)	1.02%
Paychex Inc.	2,547	(12,689)	1.00%
Rockwell Automation Inc.	1,273	(12,920)	1.02%
SS&C Technologies Holdings, Inc.	4,961	(13,356)	1.06%
Veralto Corp.	3,547	(12,832)	1.01%
Verisk Analytics Inc, Class A	1,297	(12,689)	1.00%
		(105,703)
Information Technology
Accenture PLC, Class A	1,030	(12,871)	1.02%
Amphenol Corp, Class A	5,164	(12,740)	1.01%
Apple, Inc.	1,619	(14,398)	1.14%
Bentley Systems, Inc., Class B	7,817	(12,967)	1.02%
Broadcom Inc.	2,209	(18,195)	1.44%
Cisco Systems Inc.	6,338	(13,328)	1.05%
Cognizant Technology Solutions Corp, Class A	4,723	(12,901)	1.02%
Crane NXT Co.	6,563	(13,573)	1.07%
Manhattan Associates, Inc.	1,336	(12,824)	1.01%
Microsoft Corp.	878	(13,139)	1.04%
		(136,936)
Real Estate
Digital Realty Trust Inc.	2,027	(12,768)	1.01%
Equinix, Inc.	406	(13,593)	1.07%
Host Hotels & Resorts, Inc., Class REIT	21,099	(13,131)	1.04%
UDR, Inc., Class REIT	8,219	(12,674)	1.00%
		(52,166)
Utilities
NRG Energy Inc.	3,950	(12,660)	1.00%

Other Components	225,142	(596,851)	47.16%
Total		$(1,265,458)	100.00%

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 48.0%
U.S. Treasury Bill, 4.80%, 1/14/2025 (a)(b)	$70,900,000	$70,801,055
U.S. Treasury Bill, 4.51%, 2/20/2025 (a)	6,200,000	6,164,850
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	11,600,000	11,505,830
Total U.S. Treasury Bills (Cost $88,444,531)		88,471,735

U.S. Government Obligations – 33.3%
U.S. Treasury Note, 0.25%, 9/30/2025(b)
(Cost $61,141,858)	$63,225,000	61,391,487

	Notional Amount
Purchased Swaptions – 18.6%
Puts – Over the Counter – 18.6%
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/11/30 (counterparty: Bank of America NA)	135,000,000	3,958,284
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Barclays Bank PLC)(c)	155,000,000	2,719,266
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/14/50 (counterparty: Goldman Sachs International)	150,000,000	4,348,805
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/14/50 (counterparty: Goldman Sachs International)	465,000,000	5,731,359
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/14/50 (counterparty: J&P Morgan Chase & Co.)	120,000,000	550,585
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Morgan Stanley Capital Services LLC)(c)	1,090,000,000	16,977,795
		34,286,094

Total Purchased Swaptions (Cost $0)		34,286,094

	Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(d)
(Cost $219,034)	219,034	219,034

Total Investments – 100.0%
(Cost $149,805,423)		$184,368,350
Other Assets in Excess of Liabilities – 0.0%†		69,511
Net Assets – 100.0%		$184,437,861

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $11,054,395 have been pledged as collateral for purchased swaptions as of December 31, 2024.
(c)	U.S. Treasury Notes with a market value of $17,566,576 have been pledged as collateral by the broker for purchased swaptions as of December 31, 2024.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

At December 31, 2024, interest rate swap contracts outstanding were as follows:

Rate Paid by Fund	Rate Received by the Fund(1)	Payment Frequency Paid/ received	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (depreciation)
2.11%	4.46% (1 Day SOFR + 0.00%)	Annual/Annual	MSCS	05/15/2048	10,000	$2,303	$0	$2,303

(1)	The Fund pays the fixed rate and receives the floating rate.

Abbreviations:

SOFR	:	Secured Overnight Financing Rate
MSCS	:	Morgan Stanley Capital Services LLC

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	48.0%
U.S. Government Obligations	33.3%
Purchased Swaptions	18.6%
Money Market Funds	0.1%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

†	Less than 0.05%
††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify Intermediate Term Treasury Futures Strategy ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 98.7%
U.S. Treasury Bill, 4.80%, 1/14/2025 (a)	$83,700,000	$83,583,191
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	3,000,000	2,975,646
U.S. Treasury Bill, 4.49%, 4/1/2025 (a)	17,000,000	16,825,322
Total U.S. Treasury Bills (Cost $103,349,688)		103,384,159

	Shares
Money Market Funds – 0.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(b)
(Cost $469,626)	469,626	469,626

Total Investments – 99.1%
(Cost $103,819,314)		$103,853,785
Other Assets in Excess of Liabilities – 0.9%		959,478
Net Assets – 100.0%		$104,813,263

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note	3,078	$334,732,500	3/20/25	$(5,493,614)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	98.7%
Money Market Funds	0.4%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify MBS ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 101.3%
U.S. Treasury Bill, 4.39%, 1/16/2025 (a),(b)
(Cost $1,508,498,382)	$1,511,150,000	$1,508,665,337

U.S. Government Agency Mortgage Backed Securities – 98.7%
Federal National Mortgage Association, 5.00%, 1/15/2055 (TBA)	391,250,000	377,529,633
Federal National Mortgage Association, 5.50%, 1/15/2055 (TBA)	1,107,500,000	1,092,710,611
Total U.S. Government Agency Mortgage Backed Securities (Cost $1,489,418,660)		1,470,240,244

	Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(c)
(Cost $1,442,719)	1,442,719	1,442,719

Total Investments – 200.1%
(Cost $2,999,359,761)		$2,980,348,300
Liabilities in Excess of Other Assets – (100.1)%		(1,490,953,455)
Net Assets – 100.0%		$1,489,394,845

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion there of, in the amount of $57,904,300 has been pledged as collateral for TBAs as of December 31, 2024.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.

Portfolio Abbreviations:

TBA	:	To Be Announced

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	101.3%
U.S. Government Agency Mortgage Backed Securities	98.7%
Money Market Funds	0.1%
Total Investments	200.1%
Liabilities in Excess of Other Assets	(100.1)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 100.5%
U.S. Treasury Bill, 4.82%, 1/14/2025 (a)(b)	$63,090,000	$63,001,954
U.S. Treasury Bill, 4.51%, 2/20/2025 (a)(b)	4,000,000	3,977,322
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	48,400,000	48,007,086
Total U.S. Treasury Bills (Cost $114,953,531)		114,986,362

	Number of Contracts	Notional Amount
Purchased Options – 0.3%

Calls – Exchange-Traded – 0.1%
Chicago Board Options Exchange Volatility Index, January Strike Price $22, Expires 1/22/25	220	484,000	19,140
Chicago Board Options Exchange Volatility Index, February Strike Price $21, Expires 2/19/25	200	420,000	32,900
Chicago Board Options Exchange Volatility Index, March Strike Price $25, Expires 3/18/25	235	587,500	38,305
Chicago Board Options Exchange Volatility Index, March Strike Price $30, Expires 3/18/25	525	1,575,000	69,300
			159,645
Puts – Exchange-Traded – 0.2%
Chicago Board Options Exchange Volatility Index, March Strike Price $18, Expires 3/18/25	235	423,000	59,338
S&P500Index, June Strike Price $5,646.325, Expires 6/20/25	3,505	19,790,369	153,321
			212,659

Total Purchased Options (Cost $407,798)			372,304

	Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(c)
(Cost $359,586)	359,586	359,586

Total Investments – 101.1%
(Cost $115,720,915)		$115,718,252
Liabilities in Excess of Other Assets – (1.1)%		(1,305,101)
Net Assets – 100.0%		$114,413,151

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $43,154,404 have been pledged as collateral for options and swaps as of December 31, 2024.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	100.5%
Purchased Options	0.3%
Money Market Funds	0.3%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

At December 31, 2024, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
ARCMBBARS*	12/12/2045	—%(c)	BOFA	7,999,714	$86,330
ARCMCDIRS*	10/15/2025	0.60%(c)	JPM	4,432,460	(7,824)
BACVWWTRS*	10/15/2025	—%(c)	BOFA	9,705,997	25,938
BASR15TRS*	10/15/2025	0.20%(c)	BOFA	10,947,338	(97,480)
BNPXVTRS*	0715/2025	0.19%(c)	BNP	9,366,707	(119,384)
DFEQGDTRS*	10/15/2025	0.15%(c)	UBS	18,274,918	(272,020)
DFEQVCSRS*	11/14/2025	—%(c)	MS	3,836,505	(23,125)
DFFIERVRS*	12/12/2025	—%(c)	NOM	3,534,957	(35,000)
DFFIFRVRS*	1/15/2025	0.20%(c)	SG	5,006,386	645
GSISCDTRS*	10/15/2025	—%(c)	GS	12,216,997	(24,281)
GSISSTRS*	7/15/2025	—%(c)	GS	10,776,069	77,314
GSVIUVTRS*	10/15/2025	—%(c)	GS	27,805,322	(130,012)
GSVLBCTRS*	10/15/2025	—%(c)	GS	6,441,042	(5,721)
GSVLSUTRS*	10/15/2025	—%(c)	GS	10,833,923	(130,289)
JPOSFTRS*	7/15/2025	—%(c)	JPM	10,300,621	20,647
JPOSIGTRS	10/15/2025	—%(c)	JPM	22,659,895	1,878
MQCP44TRS*	10/15/2025	2.52%(c)	MBL	30,687,773	(193,936)
MQIS2MTRS*	10/15/2025	0.25%(c)	MBL	4,317,747	(16,191)
MQIS6TRS*	12/31/2049	0.20%(c)	MAC	16,398,698	(28,069)
MSVXCSTRS*	10/15/2025	0.20%(c)	MSCS	17,555,658	(280,632)
NMSMALTRS*	10/15/2025	0.55%(c)	NOM	8,604,459	(535,588)
NMVVR1TRS*	10/15/2025	—%(c)	NOM	8,466,205	45,321
NMXCMDTRS*	10/15/2025	—%(c)	NOM	3,667,668	43,330
NMZMASTRS*	10/15/2025	—%(c)	NOM	8,077,061	591,364
SGDRCTTRS*	1/15/2025	0.18%(c)	SG	7,786,022	50,624
SGIXPRTRS*	12/31/2049	0.20%(c)	SG	7,544,749	19,785
SGIXTTTRS*	1/15/2045	0.15%(c)	SG	9,011,989	(131,138)
TCEQSVTRS*	11/13/2025	0.30%(c)	BAR	7,516,184	(60,522)
TFCMBGSRS	12/12/2025	—%(c)	UBS	700,011	(100)
TFCMNGSRS	12/12/2025	—%(c)	UBS	700,029	(10,409)
TFEQANIRS	11/14/2025	—%(c)	BAR	2,395,855	(6,814)
TFEQUITRS	10/15/2025	—%(c)	BNP	5,700,302	(34,853)
TFXAFCMRS*	1/15/2025	—%(c)	BOFA	2,481,504	(14,825)
TFXAFEARS*	1/15/2025	—%(c)	MSCS	1,000,749	(9,457)
TFXAMCTRS*	11/14/2025	—%(c)	JPM	4,044,223	18,186
TFXATATRS*	11/14/2025	—%(c)	BOFA	1,002,633	(5,312)
VCEQSVARS*	10/15/2025	0.30%(c)	MBL	10,146,808	(168,438)
VCEQSVBRS*	10/15/2025	0.30%(c)	MBL	5,038,650	(78,064)
VCEQSVFRS*	10/17/2025	0.25%(c)	MBL	4,541,219	(97,030)
VCFISVSRS*	11/14/2025	—%(c)	MBL	11,266,190	(29,483)
VMACBTRS*	12/31/2049	0.15%(c)	MBL	12,576,359	74,026
					$(1,490,609)

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

Abbreviations:

BNP	: BNP Paribas
BOFA	: Bank of America
GS	: Goldman Sachs
JPM	: JP Morgan
MBL	: Macquarie Bank Limited
MSCS	: Morgan Stanley Capital Services LLC
NOM	: Nomura International

*	The following table shows the individual positions and related values of the securities within the ARCMBBARS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
XBG5 Comdty	$993,111	Short	2,798	3.2%
COH5 Comdty	993,111	Short	2,798	3.2%
HOG5 Comdty	993,111	Short	2,798	3.2%
CLG5 Comdty	993,111	Short	2,798	3.2%
LHG5 Comdty	719,922	Short	2,028	2.3%
KWH5 Comdty	614,783	Short	1,732	2.0%
SBH5 Comdty	614,783	Short	1,732	2.0%
LPG25 Comdty	614,783	Short	1,732	2.0%
HGH5 Comdty	614,783	Short	1,732	2.0%
QWH5 Comdty	614,783	Short	1,732	2.0%
CAH5 Comdty	614,783	Short	1,732	2.0%
S H5 Comdty	614,783	Short	1,732	2.0%
BOH5 Comdty	614,783	Short	1,732	2.0%
FCH5 Comdty	614,783	Short	1,732	2.0%
LHG5 Comdty	614,783	Short	1,732	2.0%
CCN5 Comdty	601,237	Short	1,694	2.0%
CCH5 Comdty	597,600	Short	1,683	1.9%
SMN5 Comdty	596,558	Short	1,680	1.9%
FCJ5 Comdty	589,593	Short	1,661	1.9%
NGK25 Comdty	589,398	Short	1,660	1.9%
BON5 Comdty	581,884	Short	1,639	1.9%
BOH5 Comdty	581,810	Short	1,639	1.9%
C Z5 Comdty	581,765	Short	1,639	1.9%
CTN5 Comdty	576,256	Short	1,623	1.9%
CTH5 Comdty	576,140	Short	1,623	1.9%
SBH5 Comdty	575,892	Short	1,622	1.9%
KCH5 Comdty	570,154	Short	1,606	1.9%
KCN5 Comdty	570,122	Short	1,606	1.9%
LHM5 Comdty	562,455	Short	1,584	1.8%
SMH5 Comdty	541,259	Short	1,525	1.8%
XBG5 Comdty	525,819	Short	1,481	1.7%
S N5 Comdty	476,839	Short	1,343	1.6%
W N5 Comdty	473,971	Short	1,335	1.5%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
FCH5 Comdty	472,285	Short	1,330	1.5%
KWN5 Comdty	471,597	Short	1,328	1.5%
C H5 Comdty	467,797	Short	1,318	1.5%
EUR-UNK	409,855	Long	1,155	1.3%
S X5 Comdty	357,620	Short	1,007	1.2%
W K5 Comdty	357,292	Short	1,006	1.2%
LCM5 Comdty	354,795	Long	999	1.2%
SMK5 Comdty	352,898	Long	994	1.2%
LCQ5 Comdty	349,307	Long	984	1.1%
SBV5 Comdty	344,123	Long	969	1.1%
NGJ25 Comdty	343,313	Long	967	1.1%
LHJ5 Comdty	337,758	Long	951	1.1%
C H5 Comdty	271,773	Short	766	0.9%
CLG5 Comdty	267,947	Long	755	0.9%
COH5 Comdty	264,274	Long	744	0.9%
CAD-UNK	261,917	Long	738	0.9%
RSH5 Comdty	261,917	Long	738	0.9%
Other Components	3,691,198	—	10,398	12.0%
Total			86,330	100.0%

*	The following table shows the individual positions and related values of the securities within the ARCMCDIRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USD_Currency	$26,708,009	Long	—	33.3%
USD_Currency	22,256,235	Long	—	27.7%
GCG5 Comdty	1,263,133	Long	(315)	1.6%
CLG5 Comdty	908,372	Long	(227)	1.1%
CLK5 Comdty	907,901	Long	(227)	1.1%
CLH5 Comdty	907,891	Long	(227)	1.1%
CLM5 Comdty	907,809	Long	(227)	1.1%
COM5 Comdty	807,533	Long	(202)	1.0%
COH5 Comdty	806,396	Long	(201)	1.0%
NGH25 Comdty	799,901	Long	(200)	1.0%
COJ5 Comdty	785,839	Long	(196)	1.0%
NGN25 Comdty	761,213	Long	(190)	0.9%
NGV25 Comdty	757,423	Long	(189)	0.9%
CLZ7 Comdty	735,840	Long	(184)	0.9%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
CLF6 Comdty	732,521	Long	(183)	0.9%
LPZ26 Comdty	728,810	Long	(182)	0.9%
LPZ25 Comdty	728,753	Long	(182)	0.9%
LPM25 Comdty	728,538	Long	(182)	0.9%
LPH25 Comdty	728,255	Long	(182)	0.9%
LPG25 Comdty	728,144	Long	(182)	0.9%
COV5 Comdty	722,348	Long	(180)	0.9%
CLJ5 Comdty	705,529	Long	(176)	0.9%
COK5 Comdty	705,323	Long	(176)	0.9%
NGM25 Comdty	669,294	Long	(167)	0.8%
GCJ5 Comdty	632,867	Long	(158)	0.8%
GCZ5 Comdty	631,939	Long	(158)	0.8%
CLV5 Comdty	624,025	Long	(156)	0.8%
NGJ25 Comdty	527,605	Long	(132)	0.7%
COZ7 Comdty	520,963	Long	(130)	0.6%
COF6 Comdty	516,715	Long	(129)	0.6%
NGZ25 Comdty	513,661	Long	(128)	0.6%
LPK25 Comdty	493,483	Long	(123)	0.6%
CLM6 Comdty	424,606	Long	(106)	0.5%
COU5 Comdty	410,681	Long	(103)	0.5%
LAH25 Comdty	392,039	Long	(98)	0.5%
NGK25 Comdty	380,155	Long	(95)	0.5%
LXH5 Comdty	332,311	Long	(83)	0.4%
LXG5 Comdty	332,153	Long	(83)	0.4%
CLZ5 Comdty	311,989	Long	(78)	0.4%
LAG25 Comdty	306,128	Long	(76)	0.4%
LAZ25 Comdty	304,351	Long	(76)	0.4%
XBM5 Comdty	301,990	Long	(75)	0.4%
XBK5 Comdty	301,924	Short	(75)	0.4%
XBZ5 Comdty	301,631	Short	(75)	0.4%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
LPJ25 Comdty	285,565	Short	(71)	0.4%
QSH5 Comdty	272,735	Short	(68)	0.3%
QSJ5 Comdty	272,362	Short	(68)	0.3%
QSK5 Comdty	272,080	Short	(68)	0.3%
QSM5 Comdty	271,887	Short	(68)	0.3%
QSN5 Comdty	271,790	Short	(68)	0.3%
Other Components	3,606,854	—	(900)	4.5%
Total			(7,824)	100.0%

*	The following table shows the individual positions and related values of the securities within the BACVWWTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
COJ5 Comdty	$553,290	Long	4,938	19.0%
COK5 Comdty	502,272	Long	4,483	17.3%
COH5 Comdty	425,684	Long	3,799	14.6%
COM5 Comdty	189,112	Long	1,688	6.5%
CLK5 Comdty	145,880	Long	1,302	5.0%
CLJ5 Comdty	73,884	Long	659	2.5%
CLH5 Comdty	68,490	Long	611	2.4%
COK5C 71.00 Comdty	59,914	Long	535	2.1%
COM5C 72.00 Comdty	58,240	Long	520	2.0%
COK5C 73.00 Comdty	45,763	Long	408	1.6%
COK5C 72.00 Comdty	43,478	Long	388	1.5%
COM5P 72.00 Comdty	41,130	Long	367	1.4%
COH5C 73.00 Comdty	39,244	Long	350	1.4%
COK5P 73.00 Comdty	36,287	Long	324	1.2%
COJ5C 70.00 Comdty	30,403	Long	271	1.0%
COJ5C 72.00 Comdty	29,740	Long	265	1.0%
COK5P 71.00 Comdty	28,078	Long	251	1.0%
COK5P 72.00 Comdty	26,484	Long	236	0.9%
COJ5C 71.00 Comdty	26,134	Long	233	0.9%
COJ5C 73.00 Comdty	25,133	Long	224	0.9%
COH5C 71.00 Comdty	23,314	Long	208	0.8%
COJ5P 75.00 Comdty	22,442	Long	200	0.8%
CLG5 Comdty	20,914	Long	187	0.7%
COH5C 72.00 Comdty	18,739	Long	167	0.6%
COH5P 76.00 Comdty	17,511	Long	156	0.6%
COJ5C 75.00 Comdty	17,335	Long	155	0.6%
COM5C 73.00 Comdty	17,250	Long	154	0.6%
COJ5P 73.00 Comdty	16,452	Long	147	0.6%
COH5P 73.00 Comdty	16,421	Long	147	0.6%
COJ5C 74.00 Comdty	15,560	Long	139	0.5%
COM5P 73.00 Comdty	15,220	Long	136	0.5%
CLK5P 48.00 Comdty	14,939	Long	133	0.5%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
COJ5P 74.00 Comdty	14,336	Long	128	0.5%
COJ5P 72.00 Comdty	13,841	Long	124	0.5%
COH5P 78.00 Comdty	13,095	Long	117	0.5%
COK5C 70.00 Comdty	11,415	Long	102	0.4%
CLK5P 49.00 Comdty	11,056	Long	99	0.4%
COM5C 71.00 Comdty	10,916	Long	97	0.4%
CLJ5P 47.00 Comdty	10,201	Long	91	0.4%
CLK5P 47.00 Comdty	9,492	Long	85	0.3%
COJ5P 71.00 Comdty	8,675	Long	77	0.3%
COH5C 76.00 Comdty	8,524	Long	76	0.3%
COH5P 79.00 Comdty	7,826	Long	70	0.3%
COJ5P 70.00 Comdty	7,260	Long	65	0.2%
CLJ5P 48.00 Comdty	7,066	Long	63	0.2%
COK5P 74.00 Comdty	6,764	Long	60	0.2%
CLK5C 100.00 Comdty	6,690	Long	60	0.2%
COK5C 74.00 Comdty	6,554	Long	58	0.2%
COM5P 71.00 Comdty	6,172	Long	55	0.2%
CLJ5P 46.00 Comdty	4,865	Long	43	0.2%
Other Components	76,559	—	683	2.6%
Total			25,938	100.0%

*	The following table shows the individual positions and related values of the securities within the BASR15TRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
FVH5 Comdty	$1,746,447	Long	(12,080)	12.4%
FVH5 Comdty	1,698,306	Long	(11,747)	12.1%
FVH5 Comdty	1,549,624	Long	(10,719)	11.0%
FVH5 Comdty	1,524,194	Long	(10,543)	10.8%
FVH5 Comdty	1,205,885	Long	(8,341)	8.6%
TYH5 Comdty	829,405	Long	(5,737)	5.9%
TYH5 Comdty	829,391	Long	(5,737)	5.9%
TYH5 Comdty	727,121	Long	(5,030)	5.2%
TYH5 Comdty	684,976	Long	(4,738)	4.9%
USH5 Comdty	568,166	Long	(3,930)	4.0%
USH5 Comdty	537,979	Long	(3,721)	3.8%
USH5 Comdty	506,483	Long	(3,503)	3.6%
USH5 Comdty	451,165	Long	(3,121)	3.2%
TYH5 Comdty	396,775	Long	(2,745)	2.8%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USH5 Comdty	305,902	Long	(2,116)	2.2%
USG5C 114.0 Comdty	8,582	Long	(59)	0.1%
USG5C 114.0 Comdty	8,582	Long	(59)	0.1%
USG5C 114.0 Comdty	8,582	Long	(59)	0.1%
USG5C 114.0 Comdty	8,582	Long	(59)	0.1%
USG5C 114.0 Comdty	8,582	Long	(59)	0.1%
TYG5C 109.00 Comdty	7,290	Long	(50)	0.1%
TYG5C 109.00 Comdty	7,289	Long	(50)	0.1%
TYG5C 109.00 Comdty	7,289	Long	(50)	0.1%
TYG5C 109.00 Comdty	7,289	Long	(50)	0.1%
TYG5C 109.00 Comdty	7,289	Long	(50)	0.1%
FVG5C 106.25 Comdty	7,115	Long	(49)	0.1%
FVG5C 106.25 Comdty	7,115	Long	(49)	0.1%
FVG5C 106.25 Comdty	7,115	Long	(49)	0.1%
FVG5C 106.25 Comdty	7,115	Long	(49)	0.1%
FVG5C 106.25 Comdty	7,115	Long	(49)	0.1%
USG5C 113.0 Comdty	6,278	Long	(43)	0.0%
USG5C 113.0 Comdty	6,278	Long	(43)	0.0%
USG5C 113.0 Comdty	6,278	Long	(43)	0.0%
USG5C 113.0 Comdty	6,278	Long	(43)	0.0%
USG5C 113.0 Comdty	6,278	Long	(43)	0.0%
USG5C 115.0 Comdty	5,587	Long	(39)	0.0%
USG5C 115.0 Comdty	5,587	Long	(39)	0.0%
USG5C 115.0 Comdty	5,587	Long	(39)	0.0%
USG5C 115.0 Comdty	5,587	Long	(39)	0.0%
USG5C 115.0 Comdty	5,587	Long	(39)	0.0%
FVG5C 106.50 Comdty	5,521	Long	(38)	0.0%
FVG5C 106.50 Comdty	5,521	Long	(38)	0.0%
FVG5C 106.50 Comdty	5,521	Long	(38)	0.0%
FVG5C 106.50 Comdty	5,521	Long	(38)	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
FVG5C 106.50 Comdty	5,521	Long	(38)	0.0%
TYG5C 108.50 Comdty	5,269	Long	(36)	0.0%
TYG5C 108.50 Comdty	5,269	Long	(36)	0.0%
TYG5C 108.50 Comdty	5,269	Long	(36)	0.0%
TYG5C 108.50 Comdty	5,269	Long	(36)	0.0%
TYG5C 108.50 Comdty	5,269	Long	(36)	0.0%
Other Components	302,529	—	(2,093)	2.1%
Total			(97,480)	100.0%

*	The following table shows the individual positions and related values of the securities within the BNPXVTRS (Short-Dated Volatility Carry, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USD_CURRENCY	$9,109,592	Long	—	98.5%
UXF5 Index	78,018	Long	(67,479)	0.8%
UXG5 Index	60,011	Long	(51,905)	0.6%
Total			(119,384)	100.0%

*	The following table shows the individual positions and related values of the securities within the DFEQGDTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
NVDA Equity	$904,588	Long	(26,648)	9.8%
MSFT Equity	761,686	Long	(22,438)	8.2%
UNH Equity	532,679	Long	(15,692)	5.8%
XOM Equity	454,759	Long	(13,397)	4.9%
BRK/B Equity	397,587	Long	(11,712)	4.3%
JNJ Equity	341,894	Long	(10,072)	3.7%
LLY Equity	263,813	Long	(7,772)	2.9%
HD Equity	261,044	Long	(7,690)	2.8%
LIN Equity	240,667	Long	(7,090)	2.6%
CVX Equity	207,643	Long	(6,117)	2.2%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
PEP Equity	205,354	Long	(6,049)	2.2%
AMD Equity	189,586	Long	(5,585)	2.1%
ADBE Equity	180,223	Long	(5,309)	2.0%
ORCL Equity	169,396	Long	(4,990)	1.8%
CAT Equity	131,680	Long	(3,879)	1.4%
PG Equity	125,355	Long	(3,693)	1.4%
KO Equity	110,134	Long	(3,244)	1.2%
GE Equity	104,405	Long	(3,076)	1.1%
ABBV Equity	100,619	Long	(2,964)	1.1%
TXN Equity	87,243	Long	(2,570)	0.9%
TMO Equity	85,388	Long	(2,515)	0.9%
ABT Equity	81,407	Long	(2,398)	0.9%
MCD Equity	80,179	Long	(2,362)	0.9%
PM Equity	79,296	Long	(2,336)	0.9%
BAC Equity	77,276	Long	(2,276)	0.8%
QCOM Equity	71,341	Long	(2,102)	0.8%
META Equity	71,293	Long	(2,100)	0.8%
ACN Equity	65,627	Long	(1,933)	0.7%
VZ Equity	55,647	Long	(1,639)	0.6%
GS Equity	46,889	Long	(1,381)	0.5%
MRK Equity	44,742	Long	(1,318)	0.5%
ISRG Equity	32,708	Long	(964)	0.4%
INTU Equity	31,999	Long	(943)	0.3%
COST Equity	29,649	Long	(873)	0.3%
AMGN Equity	19,594	Long	(577)	0.2%
WFC Equity	18,762	Long	(553)	0.2%
DHR Equity	16,698	Long	(492)	0.2%
IBM Equity	16,040	Long	(473)	0.2%
NEE Equity	12,019	Long	(354)	0.1%
BKNG Equity	6,500	Long	(191)	0.1%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
UBER Equity	6,158	Long	(181)	0.1%
AMAT Equity	1,953	Long	(58)	0.0%
AAPL US 01/17/2025 C230 Equity	1,777	Long	(52)	0.0%
AAPL US 01/17/2025 C230 Equity	1,728	Long	(51)	0.0%
AAPL US 01/17/2025 C230 Equity	1,680	Long	(49)	0.0%
AAPL US 01/17/2025 C230 Equity	1,665	Long	(49)	0.0%
AAPL US 01/17/2025 C230 Equity	1,460	Long	(43)	0.0%
AAPL US 01/17/2025 C230 Equity	1,413	Long	(42)	0.0%
AAPL US 01/17/2025 C235 Equity	1,395	Long	(41)	0.0%
AAPL US 01/17/2025 C230 Equity	1,366	Long	(40)	0.0%
Other Components	2,500,013	—	(73,647)	-27.1%
Total			(2,72,020)	100.0%

*	The following table shows the individual positions and related values of the securities within the DFEQVCSRS (Intraday Trend, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USD Currency	$3,611,032	Long	—	95%
UXF5 Index	203,503	Long	(23,125)	5%
Total			(23,125)	100.0%

The following table shows the individual positions and related values of the securities within the DFFIERVRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
15Y10Y EUR Swaption Straddle	$1,308,093	Long	(4,306)	12.3%
15Y10Y EUR Swaption Straddle	850,401	Long	(4,026)	11.5%
20Y10Y EUR Swaption Straddle	1,469,774	Long	(3,883)	11.1%
20Y10Y EUR Swaption Straddle	1,457,155	Long	(3,681)	10.5%
20Y10Y EUR Swaption Straddle	1,316,798	Long	(2,173)	6.2%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
20Y10Y EUR Swaption Straddle	1,182,384	Long	(1,993)	5.7%
20Y30Y EUR Swaption Straddle	594,176	Long	(1,976)	5.6%
20Y30Y EUR Swaption Straddle	574,641	Long	(1,967)	5.6%
20Y30Y EUR Swaption Straddle	567,708	Long	(1,785)	5.1%
30Y10Y EUR Swaption Straddle	3,176,022	Long	(1,774)	5.1%
30Y10Y EUR Swaption Straddle	2,969,228	Long	(1,603)	4.6%
30Y10Y EUR Swaption Straddle	2,863,734	Long	(1,153)	3.3%
30Y10Y EUR Swaption Straddle	2,715,043	Long	(1,044)	3.0%
30Y20Y EUR Swaption Straddle	1,602,481	Long	(806)	2.3%
30Y20Y EUR Swaption Straddle	1,450,462	Long	(779)	2.2%
30Y20Y EUR Swaption Straddle	770,345	Long	(770)	2.2%
30Y20Y EUR Swaption Straddle	399,807	Long	(542)	1.5%
Fixed Leg @ 07/12/2039	(16,545)	Short	(11)	0.0%
Fixed Leg @ 07/12/2044	(24,628)	Short	(14)	0.0%
Fixed Leg @ 07/9/2044	(10,798)	Short	(15)	0.0%
Fixed Leg @ 07/9/2044	(28,814)	Short	(15)	0.0%
Fixed Leg @ 08/12/2054	(8,270)	Short	(21)	0.1%
Fixed Leg @ 08/12/2054	(71,289)	Short	(22)	0.1%
Fixed Leg @ 08/6/2044	(11,255)	Short	(33)	0.1%
Fixed Leg @ 08/6/2044	(31,993)	Short	(36)	0.1%
Fixed Leg @ 08/9/2054	(30,422)	Short	(39)	0.1%
Fixed Leg @ 08/9/2054	(62,829)	Short	(41)	0.1%
Fixed Leg @ 09/3/2039	(26,788)	Short	(43)	0.1%
Fixed Leg @ 09/3/2044	(10,387)	Short	(43)	0.1%
Fixed Leg @ 09/3/2044	(31,479)	Short	(45)	0.1%
Fixed Leg @ 09/6/2054	(33,455)	Short	(85)	0.2%
Fixed Leg @ 09/6/2054	(68,893)	Short	(87)	0.2%
Fixed Leg @ 10/3/2054	(15,251)	Short	(93)	0.3%
Fixed Leg @ 10/3/2054	(63,803)	Short	(97)	0.3%
Total			(35,000)	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

*	The following table shows the individual positions and related values of the securities within the DFFIFRVRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Swaption US 10/14/2025 1Y Straddle-3.3789	$1,132,257	Long	10	1.5%
Swaption US 08/11/2025 1Y Straddle-3.3172	1,118,392	Long	9	1.5%
Swaption US 11/02/2026 5Y Straddle-3.701	859,887	Long	7	1.1%
Swaption US 11/03/2025 1Y Straddle-3.6829	859,887	Long	7	1.1%
Swaption US 10/13/2026 5Y Straddle-3.4405	859,887	Long	7	1.1%
Swaption US 08/10/2026 5Y Straddle-3.3039	834,803	Long	7	1.1%
Swaption US 08/17/2026 5Y Straddle-3.2339	834,803	Long	7	1.1%
Swaption US 08/18/2025 1Y Straddle-3.3181	827,142	Long	7	1.1%
Swaption US 09/01/2026 5Y Straddle-3.1858	827,142	Long	7	1.1%
Swaption US 09/02/2025 1Y Straddle-3.1324	823,687	Long	7	1.1%
Swaption US 09/14/2026 5Y Straddle-3.0199	823,687	Long	7	1.1%
Swaption US 09/15/2025 1Y Straddle-2.8424	823,687	Long	7	1.1%
Swaption US 10/26/2026 20Y Straddle-3.8107	822,787	Long	7	1.1%
Swaption US 10/27/2025 1Y Straddle-3.608	822,787	Long	7	1.1%
Swaption US 10/19/2026 20Y Straddle-3.7528	822,787	Long	7	1.1%
Swaption US 10/20/2025 1Y Straddle-3.4678	808,800	Long	7	1.1%
Swaption US 10/13/2026 20Y Straddle-3.629	808,800	Long	7	1.1%
Swaption US 08/10/2026 20Y Straddle-3.4911	808,800	Long	7	1.1%
Swaption US 01/20/2026 20Y Straddle-3.6804	303,927	Long	3	0.4%
Swaption US 01/21/2025 1Y Straddle-3.56	303,927	Long	3	0.4%
Swaption US 10/25/2027 20Y Straddle-3.8096	303,927	Long	3	0.4%
Swaption US 10/27/2025 2Y Straddle-3.6054	299,280	Long	3	0.4%
Swaption US 01/25/2027 20Y Straddle-3.7235	299,280	Long	3	0.4%
Swaption US 01/27/2025 2Y Straddle-3.459	299,280	Long	3	0.4%
Swaption US 01/19/2027 20Y Straddle-3.6868	297,455	Long	3	0.4%
Swaption US 01/21/2025 2Y Straddle-3.4623	297,455	Long	3	0.4%
Swaption US 02/14/2028 20Y Straddle-3.7435	291,251	Long	2	0.4%
Swaption US 02/18/2025 3Y Straddle-3.7076	291,251	Long	2	0.4%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Swaption US 02/07/2028 20Y Straddle-3.726	289,266	Long	2	0.4%
Swaption US 02/10/2025 3Y Straddle-3.6192	289,266	Long	2	0.4%
Swaption US 11/26/2040 10Y Straddle-3.5819	289,266	Long	2	0.4%
Swaption US 12/15/2025 15Y Straddle-3.9345	249,680	Long	2	0.3%
Swaption US 05/14/2040 10Y Straddle-3.5258	249,680	Long	2	0.3%
Swaption US 06/02/2025 15Y Straddle-3.9455	249,680	Long	2	0.3%
Swaption US 05/08/2040 10Y Straddle-3.5634	239,938	Long	2	0.3%
Swaption US 05/27/2025 15Y Straddle-4.0063	239,938	Long	2	0.3%
Swaption US 07/09/2040 10Y Straddle-3.4207	239,938	Long	2	0.3%
Swaption US 07/28/2025 15Y Straddle-3.7044	237,587	Long	2	0.3%
Swaption US 05/21/2040 10Y Straddle-3.5175	237,587	Long	2	0.3%
Swaption US 06/09/2025 15Y Straddle-3.9698	237,587	Long	2	0.3%
Swaption US 01/31/2028 20Y Straddle-3.672	219,469	Long	2	0.3%
Swaption US 02/03/2025 3Y Straddle-3.5892	219,469	Long	2	0.3%
Swaption US 04/30/2040 10Y Straddle-3.5313	219,469	Long	2	0.3%
Swaption US 05/19/2025 15Y Straddle-3.9664	212,787	Long	2	0.3%
Swaption US 11/13/2040 10Y Straddle-3.3613	212,787	Long	2	0.3%
Swaption US 12/01/2025 15Y Straddle-3.7321	212,787	Long	2	0.3%
Swaption US 11/19/2040 10Y Straddle-3.3592	210,561	Long	2	0.3%
Swaption US 12/08/2025 15Y Straddle-3.7147	210,561	Long	2	0.3%
Swap US 01/21/2027 20Y Pay-3.6868	210,561	Long	2	0.3%
Swap US 01/22/2026 20Y Pay-3.6804	209,629	Long	2	0.3%
Other Components	52,807,017	—	445	69.0%
Total			645	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

The following table shows the individual positions and related values of the securities within the GSISCDTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX 02/21/25 P5350 Index	$15,097	Long	(772)	3.2%
NKY 03/14/25 P33000 Index	12,513	Long	(640)	2.6%
SPX 02/21/25 P5150 Index	11,916	Long	(609)	2.5%
SPX 02/21/25 P5300 Index	10,404	Long	(532)	2.2%
SPX 02/21/25 P5200 Index	8,676	Long	(444)	1.8%
SPX 03/21/25 P5300 Index	8,623	Long	(441)	1.8%
SPX 02/21/25 P5400 Index	8,061	Long	(412)	1.7%
SPX 03/21/25 P5200 Index	7,759	Long	(397)	1.6%
NKY 02/14/25 P33000 Index	6,839	Long	(350)	1.4%
NKY 03/14/25 P32750 Index	6,388	Long	(327)	1.3%
SPX 02/21/25 P5250 Index	5,980	Long	(306)	1.3%
SX5E 02/21/25 P4375 Index	5,866	Long	(300)	1.2%
NKY 02/14/25 P32000 Index	5,335	Long	(273)	1.1%
SX5E 02/21/25 P4100 Index	5,294	Long	(271)	1.1%
SX5E 02/21/25 P4175 Index	5,126	Long	(262)	1.1%
NKY 03/14/25 P33250 Index	5,079	Long	(260)	1.1%
NKY 02/14/25 P32500 Index	4,952	Long	(253)	1.0%
SPX 02/21/25 P5100 Index	4,819	Long	(246)	1.0%
SPX 03/21/25 P5150 Index	4,708	Long	(241)	1.0%
NKY 02/14/25 P32750 Index	4,599	Long	(235)	1.0%
SX5E 03/21/25 P4275 Index	4,438	Long	(227)	0.9%
SX5E 03/21/25 P4300 Index	4,241	Long	(217)	0.9%
NKY 02/14/25 P33250 Index	4,223	Long	(216)	0.9%
SPX 03/21/25 P5000 Index	4,190	Long	(214)	0.9%
NKY 03/14/25 P32500 Index	4,164	Long	(213)	0.9%
SPX 03/21/25 P5100 Index	4,105	Long	(210)	0.9%
SX5E 03/21/25 P4175 Index	4,085	Long	(209)	0.9%
SPX 03/21/25 P4950 Index	4,028	Long	(206)	0.8%
SX5E 02/21/25 P4150 Index	4,007	Long	(205)	0.8%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
CLJ5P 57.00 Comdty	3,920	Long	(200)	0.8%
NKY 02/14/25 P32250 Index	3,919	Long	(200)	0.8%
SPXW 01/31/25 P5350 Index	3,660	Long	(187)	0.8%
SX5E 02/21/25 P4075 Index	3,639	Long	(186)	0.8%
NKY 03/14/25 P32250 Index	3,519	Long	(180)	0.7%
SX5E 02/21/25 P4125 Index	3,496	Long	(179)	0.7%
SX5E 03/21/25 P4225 Index	3,464	Long	(177)	0.7%
SPXW 01/31/25 P5300 Index	3,239	Long	(166)	0.7%
SX5E 02/21/25 P4250 Index	3,130	Long	(160)	0.7%
SPX 02/21/25 P5000 Index	3,070	Long	(157)	0.6%
SX5E 02/21/25 P4050 Index	2,860	Long	(146)	0.6%
COJ5P 59.00 Comdty	2,813	Long	(144)	0.6%
SPX 02/21/25 P4950 Index	2,706	Long	(138)	0.6%
SX5E 02/21/25 P4200 Index	2,635	Long	(135)	0.6%
SX5E 02/21/25 P4275 Index	2,610	Long	(133)	0.5%
SX5E 02/21/25 P4225 Index	2,530	Long	(129)	0.5%
NKY 03/14/25 P25000 Index	2,471	Long	(126)	0.5%
COK5P 59.50 Comdty	2,452	Long	(125)	0.5%
SPX 03/21/25 P5350 Index	2,433	Long	(124)	0.5%
CLJ5P 56.50 Comdty	2,413	Long	(123)	0.5%
SPX 02/21/25 P5050 Index	2,407	Long	(123)	0.5%
Other Components	225,937	—	(11,554)	47.6%
Total			(24,281)	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

The following table shows the individual positions and related values of the securities within the GSISSTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX 02/21/25 P5685 Index	$39,084	Long	3,572	4.6%
SPX 03/21/25 P5590 Index	27,264	Long	2,492	3.2%
SPX 02/21/25 C6020 Index	24,545	Long	2,243	2.9%
SPX 03/21/25 5905 Index	20,072	Short	1,834	2.4%
SPX 01/17/25 P5830 Index	19,815	Long	1,811	2.3%
SPX 02/21/25 P5660 Index	17,717	Long	1,619	2.1%
SPX 03/21/25 P5570 Index	16,933	Long	1,548	2.0%
SPX 01/17/25 C5965 Index	15,606	Long	1,426	1.8%
SPX 03/21/25 C6065 Index	15,507	Long	1,417	1.8%
SPX 01/17/25 5905 Index	15,430	Long	1,410	1.8%
SPX 02/21/25 5905 Index	14,851	Long	1,357	1.8%
SPX 04/17/25 5905 Index	10,707	Long	979	1.3%
SPX 02/21/25 P5580 Index	10,330	Long	944	1.2%
SPX 02/21/25 P5600 Index	9,440	Long	863	1.1%
SPX 01/17/25 P5800 Index	9,056	Long	828	1.1%
SPX 03/21/25 P5600 Index	8,892	Long	813	1.1%
SPX 03/21/25 P5610 Index	8,569	Long	783	1.0%
SPX 04/17/25 P5510 Index	8,379	Long	766	1.0%
SPX 02/21/25 C6070 Index	8,139	Long	744	1.0%
SPX 03/21/25 P5500 Index	7,668	Long	701	0.9%
SPX 02/21/25 P5540 Index	7,348	Long	672	0.9%
SPX 04/17/25 P5520 Index	6,788	Long	620	0.8%
SPX 02/21/25 P5705 Index	6,752	Long	617	0.8%
SPX 02/21/25 P5650 Index	6,645	Long	607	0.8%
SPX 02/21/25 P5665 Index	6,611	Long	604	0.8%
SPX 03/21/25 P5440 Index	6,609	Long	604	0.8%
SPX 02/21/25 P5500 Index	6,597	Long	603	0.8%
SPX 02/21/25 P5690 Index	6,474	Long	592	0.8%
SPX 02/21/25 P5700 Index	6,304	Long	576	0.7%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX 04/17/25 P5500 Index	6,214	Long	568	0.7%
SPX 02/21/25 P5430 Index	6,187	Long	565	0.7%
SPX 02/21/25 P5625 Index	5,977	Long	546	0.7%
SPX 02/21/25 P5695 Index	5,896	Long	539	0.7%
SPX 01/17/25 C5875 Index	5,717	Long	522	0.7%
SPX 02/21/25 P5555 Index	5,343	Long	488	0.6%
SPX 02/21/25 P5655 Index	5,198	Long	475	0.6%
SPX 01/17/25 P5765 Index	5,147	Long	470	0.6%
SPX 03/21/25 C6115 Index	5,139	Long	470	0.6%
SPX 02/21/25 P5640 Index	5,114	Long	467	0.6%
SPX 04/17/25 C6100 Index	5,091	Long	465	0.6%
SPX 03/21/25 P5490 Index	5,089	Long	465	0.6%
SPX 03/21/25 P5575 Index	5,058	Long	462	0.6%
SPX 01/17/25 P5780 Index	5,018	Long	459	0.6%
SPX 01/17/25 P5820 Index	4,972	Long	454	0.6%
SPX 01/17/25 C5890 Index	4,678	Long	428	0.6%
SPX 03/21/25 P5620 Index	4,625	Long	423	0.5%
SPX 01/17/25 P5810 Index	4,381	Long	400	0.5%
SPX 01/17/25 P5740 Index	4,226	Long	386	0.5%
SPX 02/21/25 P5525 Index	4,180	Long	382	0.5%
SPX 03/21/25 P5580 Index	4,129	Long	377	0.5%
Other Components	370,437	—	33,855	43.8%
Total			77,314	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

The following table shows the individual positions and related values of the securities within the GSVIUVTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX 01/03/25 5905 Index	$3,573	Long	(22,815)	17.5%
SPX 01/10/25 5905 Index	2,967	Short	(18,949)	14.6%
SPX 01/17/25 5905 Index	2,765	Long	(17,657)	13.6%
SPX 01/17/25 C6155 Index	1,606	Short	(10,254)	7.9%
SPX 01/17/25 C6210 Index	1,037	Short	(6,622)	5.1%
SPX 01/17/25 C6230 Index	937	Long	(5,984)	4.6%
SPX 01/17/25 C6250 Index	686	Short	(4,382)	3.4%
SPX 01/17/25 C6270 Index	556	Short	(3,552)	2.7%
SPX 01/17/25 C6280 Index	520	Short	(3,322)	2.6%
SPX 01/17/25 C6370 Index	516	Short	(3,294)	2.5%
SPX 01/17/25 C6375 Index	497	Short	(3,172)	2.4%
SPX 01/17/25 C6400 Index	453	Short	(2,890)	2.2%
SPX 01/24/25 5905 Index	435	Short	(2,777)	2.1%
SPX 01/31/25 5905 Index	420	Short	(2,680)	2.1%
SPXW 01/03/25 C6045 Index	416	Short	(2,658)	2.0%
SPXW 01/03/25 C6100 Index	369	Short	(2,354)	1.8%
SPXW 01/03/25 C6130 Index	359	Short	(2,295)	1.8%
SPXW 01/03/25 C6145 Index	251	Short	(1,600)	1.2%
SPXW 01/03/25 C6170 Index	228	Long	(1,456)	1.1%
SPXW 01/03/25 C6270 Index	228	Short	(1,454)	1.1%
SPXW 01/03/25 C6280 Index	199	Short	(1,273)	1.0%
SPXW 01/03/25 C6290 Index	198	Short	(1,268)	1.0%
SPXW 01/03/25 C6320 Index	191	Short	(1,220)	0.9%
SPXW 01/03/25 C6350 Index	130	Short	(827)	0.6%
SPXW 01/03/25 C6375 Index	95	Short	(604)	0.5%
SPXW 01/10/25 C6110 Index	89	Short	(565)	0.4%
SPXW 01/10/25 C6170 Index	88	Short	(564)	0.4%
SPXW 01/10/25 C6190 Index	78	Short	(501)	0.4%
SPXW 01/10/25 C6200 Index	76	Short	(487)	0.4%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPXW 01/10/25 C6225 Index	68	Short	(432)	0.3%
SPXW 01/10/25 C6230 Index	56	Short	(356)	0.3%
SPXW 01/10/25 C6320 Index	55	Short	(348)	0.3%
SPXW 01/10/25 C6325 Index	44	Short	(281)	0.2%
SPXW 01/10/25 C6350 Index	38	Short	(245)	0.2%
SPXW 01/10/25 C6375 Index	30	Short	(194)	0.1%
SPXW 01/10/25 C6400 Index	30	Short	(190)	0.1%
SPXW 01/24/25 C6200 Index	26	Short	(164)	0.1%
SPXW 01/24/25 C6250 Index	20	Short	(129)	0.1%
SPXW 01/24/25 C6290 Index	13	Short	(84)	0.1%
SPXW 01/24/25 C6320 Index	10	Short	(63)	0.0%
SPXW 01/31/25 C6245 Index	3	Short	(19)	0.0%
SPXW 01/31/25 C6295 Index	5	Long	(30)	0.0%
Total			(130,012)	100.0%

The following table shows the individual positions and related values of the securities within the GSVLBCTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
COH5 Comdty	$2,369,436	Long	(2,511)	43.9%
CLG5 Comdty	850,253	Long	(901)	15.7%
COJ5 Comdty	588,028	Long	(623)	10.9%
CLH5 Comdty	300,381	Long	(318)	5.6%
CLK5 Comdty	97,394	Long	(103)	1.8%
CLN5C 80.00 Comdty	55,803	Long	(59)	1.0%
CLN5P 59.00 Comdty	21,856	Long	(23)	0.4%
COK5 Comdty	19,400	Long	(21)	0.4%
CLQ5 Comdty	19,315	Long	(20)	0.4%
CLN5P 61.00 Comdty	18,531	Long	(20)	0.3%
CLN5P 57.00 Comdty	17,695	Long	(19)	0.3%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
CLK5P 60.00 Comdty	16,306	Long	(17)	0.3%
CLN5C 85.50 Comdty	16,095	Long	(17)	0.3%
CLN5P 60.00 Comdty	15,993	Long	(17)	0.3%
CLN5C 83.00 Comdty	14,667	Long	(16)	0.3%
CLN5C 82.00 Comdty	13,199	Long	(14)	0.2%
CLJ5C 80.00 Comdty	12,462	Long	(13)	0.2%
CLK5P 58.00 Comdty	12,125	Long	(13)	0.2%
CLM5P 60.00 Comdty	11,492	Long	(12)	0.2%
CLM5C 80.50 Comdty	11,444	Long	(12)	0.2%
CLM5P 59.50 Comdty	10,975	Long	(12)	0.2%
CLN5P 54.00 Comdty	10,859	Long	(12)	0.2%
CLN5P 56.00 Comdty	10,498	Long	(11)	0.2%
CLN5P 61.50 Comdty	9,626	Long	(10)	0.2%
CLN5P 53.00 Comdty	9,385	Long	(10)	0.2%
CLJ5C 81.00 Comdty	8,940	Long	(9)	0.2%
CLM5P 57.50 Comdty	8,886	Long	(9)	0.2%
CLM5P 58.50 Comdty	8,736	Long	(9)	0.2%
CLN5P 58.00 Comdty	8,662	Long	(9)	0.2%
CLJ5P 61.00 Comdty	8,635	Long	(9)	0.2%
CLM5C 84.00 Comdty	8,597	Long	(9)	0.2%
CLN5C 79.00 Comdty	8,573	Long	(9)	0.2%
CLM5P 55.00 Comdty	8,429	Long	(9)	0.2%
CLM5P 59.00 Comdty	8,249	Long	(9)	0.2%
CLJ5C 78.00 Comdty	8,185	Long	(9)	0.2%
CLM5C 83.50 Comdty	8,156	Long	(9)	0.2%
CLM5P 56.00 Comdty	8,020	Long	(8)	0.1%
CLN5P 49.50 Comdty	7,851	Long	(8)	0.1%
CLM5P 58.00 Comdty	7,821	Long	(8)	0.1%
CLN5P 55.00 Comdty	7,805	Long	(8)	0.1%
CLM5P 60.50 Comdty	7,572	Long	(8)	0.1%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
CLM5P 57.00 Comdty	7,505	Long	(8)	0.1%
CLJ5P 59.00 Comdty	7,474	Long	(8)	0.1%
CLK5C 82.00 Comdty	7,144	Long	(8)	0.1%
CLM5C 87.50 Comdty	7,123	Long	(8)	0.1%
CLN5C 90.00 Comdty	7,066	Long	(7)	0.1%
CLM5P 61.00 Comdty	6,964	Long	(7)	0.1%
CLJ5C 85.00 Comdty	6,897	Long	(7)	0.1%
CLM5C 80.00 Comdty	6,745	Long	(7)	0.1%
CLM5C 79.00 Comdty	6,727	Long	(7)	0.1%
Other Components	668,976	—	(709)	12.4%
Total			(5,721)	100.0%

The following table shows the individual positions and related values of the securities within the GSVLSUTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
UXYH5 Comdty	$12,403,071	Long	(59,931)	46.0%
USH5 Comdty	6,268,107	Long	(30,287)	23.2%
WNH5 Comdty	3,624,441	Long	(17,513)	13.4%
SWP USD20y 101224140125	230,154	Long	(1,112)	0.9%
SWP USD10y 291124030125	216,815	Long	(1,048)	0.8%
SWP USD10y 021224060125	211,772	Long	(1,023)	0.8%
SWP USD30y 101224140125	189,273	Long	(915)	0.7%
SWP USD10y 101224140125	187,580	Long	(906)	0.7%
SWP USD10y 091224130125	150,605	Long	(728)	0.6%
SWP USD20y 091224130125	149,210	Long	(721)	0.6%
SWP USD10y 131224170125	113,994	Long	(551)	0.4%
SWP USD20y 291124030125	112,349	Short	(543)	0.4%
SWP USD30y 091224130125	92,300	Long	(446)	0.3%
SWP USD10y 111224150125	90,462	Long	(437)	0.3%
SWP USD10y 051224090125	87,059	Long	(421)	0.3%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SWP USD20y 021224060125	82,370	Long	(398)	0.3%
SWP USD10y 171224220125	80,520	Long	(389)	0.3%
SWP USD10y 041224080125	75,690	Long	(366)	0.3%
SWP USD10y 121224160125	64,927	Long	(314)	0.2%
SWP USD30y 021224060125	63,379	Long	(306)	0.2%
SWP USD10y 031224070125	63,174	Long	(305)	0.2%
SWP USD30y 291124030125	61,725	Long	(298)	0.2%
SWP USD20y 041224080125	53,294	Long	(258)	0.2%
SWP USD10y 161224210125	52,291	Long	(253)	0.2%
SWO Call USD 13Jan25 368 09Dec24 10y	43,868	Long	(212)	0.2%
SWO Call USD 14Jan25 369 10Dec24 10y	42,742	Short	(207)	0.2%
SWP USD10y 271224300125	40,299	Short	(195)	0.1%
SWP USD20y 171224220125	39,638	Long	(192)	0.1%
SWO Call USD 10Jan25 372 06Dec24 10y	38,999	Long	(188)	0.1%
SWO Call USD 08Jan25 373 04Dec24 10y	37,855	Long	(183)	0.1%
SWO Call USD 07Jan25 373 03Dec24 10y	37,793	Long	(183)	0.1%
SWO Call USD 09Jan25 373 05Dec24 10y	37,769	Short	(182)	0.1%
SWO Call USD 06Jan25 373 02Dec24 10y	37,594	Short	(182)	0.1%
SWP USD20y 161224210125	37,386	Long	(181)	0.1%
SWO Call USD 15Jan25 374 11Dec24 10y	36,993	Long	(179)	0.1%
SWP USD30y 111224150125	36,534	Short	(177)	0.1%
SWO Call USD 16Jan25 375 12Dec24 10y	36,116	Long	(175)	0.1%
SWO Call USD 03Jan25 377 29Nov24 10y	32,672	Short	(158)	0.1%
SWP USD10y 061224100125	32,178	Long	(155)	0.1%
SWP USD30y 171224220125	31,785	Short	(154)	0.1%
SWO Call USD 17Jan25 380 13Dec24 10y	30,798	Short	(149)	0.1%
SWO Call USD 13Jan25 371 09Dec24 20y	30,780	Long	(149)	0.1%
SWP USD20y 051224090125	30,299	Long	(146)	0.1%
SWO Call USD 14Jan25 372 10Dec24 20y	29,882	Short	(144)	0.1%
SWP USD20y 271124020125	29,360	Short	(142)	0.1%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SWO Call USD 10Jan25 373 06Dec24 20y	28,925	Long	(140)	0.1%
SWP USD20y 131224170125	28,496	Long	(138)	0.1%
SWP USD10y 181224230125	28,388	Short	(137)	0.1%
SWP USD30y 051224090125	28,318	Short	(137)	0.1%
SWO Call USD 08Jan25 375 04Dec24 20y	27,561	Short	(133)	0.1%
Other Components	1,346,521	—	(6,506)	5.0%
Total			(130,289)	100.0%

The following table shows the individual positions and related values of the securities within the JPOSFTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USDCNH,Put,7.14,05/02/2025, 24/12/2024	$19,118	Short	33	0.2%
USDCNH,Put,7.16,05/02/2025, 24/12/2024	19,000	Short	33	0.2%
USDCNH,Put,7.18,05/02/2025, 24/12/2024	18,884	Short	32	0.2%
USDCNH,Put,7.21,05/02/2025, 24/12/2024	18,768	Short	32	0.2%
USDCNH,Put,7.14,06/02/2025, 27/12/2024	18,759	Short	32	0.2%
USDCNH,Put,7.23,05/02/2025, 24/12/2024	18,654	Short	32	0.2%
USDCNH,Put,7.17,06/02/2025, 27/12/2024	18,646	Short	32	0.2%
USDCNH,Put,7.25,05/02/2025, 24/12/2024	18,541	Short	32	0.2%
USDCNH,Put,7.19,06/02/2025, 27/12/2024	18,534	Short	32	0.2%
USDCNH,Put,7.27,05/02/2025, 24/12/2024	18,428	Short	32	0.2%
USDCNH,Put,7.21,06/02/2025, 27/12/2024	18,423	Short	32	0.2%
USDCNH,Call,7.30,05/02/2025, 24/12/2024	18,317	Short	31	0.2%
USDCNH,Put,7.23,06/02/2025, 27/12/2024	18,313	Short	31	0.2%
USDCNH,Put,7.15,07/02/2025, 30/12/2024	18,285	Short	31	0.2%
USDCNH,Call,7.32,05/02/2025, 24/12/2024	18,207	Short	31	0.2%
USDCNH,Put,7.25,06/02/2025, 27/12/2024	18,203	Short	31	0.2%
USDCNH,Put,7.18,07/02/2025, 30/12/2024	18,178	Short	31	0.2%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USDCNH,Call,7.34,05/02/2025, 24/12/2024	18,098	Short	31	0.2%
USDCNH,Put,7.27,06/02/2025, 27/12/2024	18,095	Short	31	0.2%
USDCNH,Put,7.20,07/02/2025, 30/12/2024	18,071	Short	31	0.1%
USDCNH,Call,7.36,05/02/2025, 24/12/2024	17,989	Short	31	0.1%
USDCNH,Call,7.30,06/02/2025, 27/12/2024	17,988	Short	31	0.1%
USDCNH,Put,7.22,07/02/2025, 30/12/2024	17,965	Short	31	0.1%
USDCNH,Call,7.38,05/02/2025, 24/12/2024	17,882	Short	31	0.1%
USDCNH,Call,7.32,06/02/2025, 27/12/2024	17,881	Short	31	0.1%
USDCNH,Put,7.24,07/02/2025, 30/12/2024	17,861	Short	31	0.1%
USDCNH,Call,7.34,06/02/2025, 27/12/2024	17,776	Short	30	0.1%
USDCNH,Call,7.41,05/02/2025, 24/12/2024	17,776	Short	30	0.1%
USDCNH,Put,7.26,07/02/2025, 30/12/2024	17,757	Short	30	0.1%
USDCNH,Call,7.36,06/02/2025, 27/12/2024	17,672	Short	30	0.1%
USDCNH,Call,7.43,05/02/2025, 24/12/2024	17,670	Short	30	0.1%
USDCNH,Put,7.28,07/02/2025, 30/12/2024	17,654	Short	30	0.1%
USDCNH,Call,7.38,06/02/2025, 27/12/2024	17,568	Short	30	0.1%
USDCNH,Call,7.45,05/02/2025, 24/12/2024	17,566	Short	30	0.1%
USDCNH,Call,7.30,07/02/2025, 30/12/2024	17,552	Short	30	0.1%
USDCNH,Call,7.40,06/02/2025, 27/12/2024	17,465	Short	30	0.1%
USDCNH,Call,7.32,07/02/2025, 30/12/2024	17,451	Short	30	0.1%
USDCNH,Call,7.43,06/02/2025, 27/12/2024	17,364	Short	30	0.1%
USDCNH,Call,7.34,07/02/2025, 30/12/2024	17,350	Short	30	0.1%
USDCNH,Call,7.45,06/02/2025, 27/12/2024	17,263	Short	30	0.1%
USDCNH,Call,7.37,07/02/2025, 30/12/2024	17,251	Short	30	0.1%
USDCNH,Call,7.39,07/02/2025, 30/12/2024	17,152	Short	29	0.1%
USDCNH,Call,7.41,07/02/2025, 30/12/2024	17,054	Short	29	0.1%
USDCNH,Call,7.43,07/02/2025, 30/12/2024	16,958	Short	29	0.1%
USDCNH,Call,7.45,07/02/2025, 30/12/2024	16,861	Short	29	0.1%
USDCNH,Put,7.17,27/01/2025, 23/12/2024	15,460	Short	26	0.1%
USDCNH,Put,7.18,23/01/2025, 19/12/2024	15,442	Short	26	0.1%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USDCNH,Put,7.17,24/01/2025, 20/12/2024	15,435	Short	26	0.1%
USDCNH,Put,7.19,27/01/2025, 23/12/2024	15,383	Short	26	0.1%
USDCNH,Put,7.20,23/01/2025, 19/12/2024	15,365	Short	26	0.1%
Other Components	1,1167,839	—	19,130	92.7%
Total			20,647	100.0%

The following table shows the individual positions and related values of the securities within the MQCP44TRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
NGH25 Comdty	$6,149,840	Short	(6,938)	3.6%
NGJ25 Comdty	5,820,250	Short	(6,566)	3.4%
C U5 Comdty	5,122,984	Short	(5,779)	3.0%
HGH5 Comdty	4,656,169	Short	(5,253)	2.7%
LAJ25 Comdty	4,511,333	Short	(5,089)	2.6%
S X5 Comdty	4,451,764	Short	(5,022)	2.6%
SMH5 Comdty	4,241,590	Short	(4,785)	2.5%
SBK5 Comdty	3,756,078	Short	(4,237)	2.2%
S H5 Comdty	3,671,111	Short	(4,141)	2.1%
BOH5 Comdty	3,600,675	Short	(4,062)	2.1%
LAH25 Comdty	3,236,174	Short	(3,651)	1.9%
HGK5 Comdty	2,958,521	Short	(3,338)	1.7%
C N5 Comdty	2,923,578	Short	(3,298)	1.7%
LCG5 Comdty	2,819,498	Short	(3,181)	1.6%
GCG5 Comdty	2,771,312	Short	(3,126)	1.6%
NGG25 Comdty	2,760,819	Short	(3,114)	1.6%
KCN5 Comdty	2,628,791	Short	(2,966)	1.5%
CLH5 Comdty	2,627,702	Short	(2,964)	1.5%
XBJ5 Comdty	2,585,160	Short	(2,916)	1.5%
CLM5 Comdty	2,530,443	Short	(2,855)	1.5%
COJ5 Comdty	2,481,254	Short	(2,799)	1.4%
COM6 Comdty	2,473,632	Short	(2,791)	1.4%
KCZ5 Comdty	2,344,315	Short	(2,645)	1.4%
QSQ5 Comdty	2,197,830	Short	(2,479)	1.3%
SBN5 Comdty	2,122,557	Short	(2,394)	1.2%
W N5 Comdty	1,916,577	Short	(2,162)	1.1%
LNH5 Comdty	1,848,790	Short	(2,086)	1.1%
CLK5 Comdty	1,845,403	Short	(2,082)	1.1%
GCM5 Comdty	1,840,410	Short	(2,076)	1.1%
CTK5 Comdty	1,738,923	Short	(1,962)	1.0%
S N5 Comdty	1,699,129	Short	(1,917)	1.0%
HOG5 Comdty	1,677,138	Short	(1,892)	1.0%
XBM5 Comdty	1,668,296	Short	(1,882)	1.0%
C H5 Comdty	1,663,546	Short	(1,877)	1.0%
LHV5 Comdty	1,526,784	Short	(1,722)	0.9%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
BOK5 Comdty	1,508,078	Short	(1,701)	0.9%
QSG5 Comdty	1,472,350	Short	(1,661)	0.9%
W K5 Comdty	1,426,335	Short	(1,609)	0.8%
LCJ5 Comdty	1,390,187	Short	(1,568)	0.8%
SMK5 Comdty	1,386,227	Short	(1,564)	0.8%
SMN5 Comdty	1,383,267	Short	(1,560)	0.8%
XBZ5 Comdty	1,373,110	Short	(1,549)	0.8%
LAG25 Comdty	1,351,372	Short	(1,524)	0.8%
LCM5 Comdty	1,316,640	Short	(1,485)	0.8%
KCH5 Comdty	1,273,400	Short	(1,437)	0.7%
CLQ5 Comdty	1,231,164	Short	(1,389)	0.7%
CLZ5 Comdty	1,224,078	Short	(1,381)	0.7%
CLZ6 Comdty	1,222,290	Short	(1,379)	0.7%
SBK6 Comdty	1,214,742	Short	(1,370)	0.7%
SMZ5 Comdty	1,209,143	Short	(1,364)	0.7%
Other Components	49,063,660	—	(55,349)	28.5%
Total			(193,936)	100.0%

The following table shows the individual positions and related values of the securities within the MQIS2MTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
XMH5 Comdty	$7,916,584,811	Long	(16,127)	99.6%
JBH5 Comdty	1,654,356	Long	(3)	0.0%
INRUSD 01/21/2025	1,508,004	Long	(3)	0.0%
ESH5 Index	1,435,651	Long	(3)	0.0%
TWDUSD 01/21/2025	1,079,806	Long	(2)	0.0%
DUH5 Comdty	1,063,003	Long	(2)	0.0%
G H5 Comdty	908,765	Long	(2)	0.0%
SFIM5 Comdty	796,002	Long	(2)	0.0%
SFIH5 Comdty	795,878	Long	(2)	0.0%
ERU6 Comdty	792,993	Long	(2)	0.0%
ERH6 Comdty	792,993	Long	(2)	0.0%
ERZ6 Comdty	792,993	Long	(2)	0.0%
ERM6 Comdty	792,993	Long	(2)	0.0%
ERZ5 Comdty	792,953	Long	(2)	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
ERU5 Comdty	792,953	Long	(2)	0.0%
ERM5 Comdty	792,913	Long	(2)	0.0%
ERH5 Comdty	792,872	Long	(2)	0.0%
KRWUSD 01/21/2025	754,225	Long	(2)	0.0%
SFRH5 Comdty	683,579	Long	(1)	0.0%
SFIU5 Comdty	642,877	Long	(1)	0.0%
SFIZ6 Comdty	600,678	Long	(1)	0.0%
SFIU6 Comdty	571,911	Long	(1)	0.0%
MXNUSD 01/17/2025	530,074	Long	(1)	0.0%
CNH5 Comdty	521,167	Long	(1)	0.0%
SGDUSD 01/17/2025	497,617	Long	(1)	0.0%
SFIM6 Comdty	488,127	Long	(1)	0.0%
SFRZ6 Comdty	483,758	Long	(1)	0.0%
SFIZ5 Comdty	473,497	Long	(1)	0.0%
CNHUSD 01/17/2025	466,943	Long	(1)	0.0%
BRLUSD 01/21/2025	463,472	Long	(1)	0.0%
SFRU6 Comdty	458,862	Long	(1)	0.0%
SFIH6 Comdty	457,179	Long	(1)	0.0%
SFRM5 Comdty	449,910	Long	(1)	0.0%
NKH5 Index	429,260	Long	(1)	0.0%
XPH5 Index	422,774	Long	(1)	0.0%
CORU5 Comdty	397,861	Long	(1)	0.0%
CORM5 Comdty	397,821	Long	(1)	0.0%
SFRM6 Comdty	360,963	Long	(1)	0.0%
GCG5 Comdty	340,874	Long	(1)	0.0%
CORZ5 Comdty	318,305	Long	(1)	0.0%
CORH5 Comdty	318,257	Long	(1)	0.0%
NQH5 Index	290,893	Long	(1)	0.0%
ZARUSD 01/17/2025	288,685	Long	(1)	0.0%
TUH5 Comdty	275,929	Long	(1)	0.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
LLH5 Comdty	268,367	Long	(1)	0.0%
SFRH6 Comdty	239,209	Long	(0)	0.0%
TYH5 Comdty	213,568	Short	(0)	0.0%
LCG5 Comdty	186,538	Short	(0)	0.0%
SFRU5 Comdty	179,119	Short	(0)	0.0%
Z H5 Index	152,919	Short	(0)	0.0%
Other Components	2,038,591	—	(4)	0.0%
Total			(16,191)	100.0%

The following table shows the individual positions and related values of the securities within the The following table shows the individual positions and related values of the securities within the MQIS6TRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SEKUSD 01/17/2025	$4,873,702	Short	(5,726)	20.4%
INRUSD 01/21/2025	4,351,719	Long	(5,113)	18.2%
HUFUSD 01/17/2025	3,127,494	Long	(3,675)	13.1%
CADUSD 01/16/2025	2,513,501	Short	(2,953)	10.5%
CHFUSD 01/17/2025	1,800,830	Short	(2,116)	7.5%
NZDUSD 01/17/2025	1,629,325	Short	(1,914)	6.8%
ZARUSD 01/17/2025	1,486,586	Long	(1,747)	6.2%
PLNUSD 01/17/2025	1,462,015	Long	(1,718)	6.1%
AUDUSD 01/17/2025	1,088,977	Short	(1,280)	4.6%
MXNUSD 01/17/2025	939,543	Long	(1,104)	3.9%
BRLUSD 01/21/2025	554,583	Long	(652)	2.3%
Total			(28,069)	100.0%

*	The following table shows the individual positions and related values of the securities within the MSVXCSTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USD Curncy	$15,423,004	Long	—	83.5%
UXF5 Index	1,799,544	Long	(27,350)	9.7%
UXG5 Index	646,440	Long	(9,825)	3.5%
VIX UO 01/22/25 C27 Index	95,924	Short	(1,458)	0.5%
VIX UO 01/22/25 C23.5 Index	91,290	Short	(1,387)	0.5%
VIX UO 01/22/25 C28 Index	86,241	Short	(1,311)	0.5%
VIX UO 01/22/25 C25 Index	45,842	Short	(697)	0.2%
VIX UO 01/22/25 C29 Index	41,484	Short	(630)	0.2%
VIX UO 01/22/25 C26 Index	33,111	Short	(503)	0.2%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
VIX UO 01/22/25 C31 Index	31,973	Short	(486)	0.2%
VIX UO 01/22/25 C22.5 Index	29,935	Short	(455)	0.2%
VIX UO 01/22/25 C24.5 Index	28,857	Short	(439)	0.2%
VIX UO 02/19/25 C33 Index	22,959	Short	(349)	0.1%
VIX UO 02/19/25 C27 Index	19,458	Short	(296)	0.1%
VIX UO 02/19/25 C30 Index	9,673	Short	(147)	0.1%
VIX UO 02/19/25 C28 Index	7,065	Short	(107)	0.0%
VIX UO 01/22/25 C18.5 Index	6,939	Short	(105)	0.0%
VIX UO 01/22/25 C17.5 Index	6,098	Short	(93)	0.0%
VIX UO 01/22/25 C20.5 Index	5,034	Short	(77)	0.0%
VIX UO 01/22/25 C21.5 Index	4,895	Short	(74)	0.0%
VIX UO 01/22/25 C19.5 Index	4,577	Short	(70)	0.0%
VIX UO 01/22/25 C24 Index	3,974	Short	(60)	0.0%
VIX UO 01/22/25 C23 Index	3,925	Short	(60)	0.0%
VIX UO 02/19/25 C20 Index	3,893	Short	(59)	0.0%
VIX UO 02/19/25 C24 Index	2,236	Short	(34)	0.0%
VIX UO 01/22/25 C22 Index	1,920	Short	(29)	0.0%
VIX UO 02/19/25 C22 Index	1,906	Short	(29)	0.0%
VIX UO 02/19/25 C23 Index	1,143	Short	(17)	0.0%
VIX UO 02/19/25 C25 Index	1,143	Short	(17)	0.0%
VIX UO 01/22/25 C18 Index	1,132	Short	(17)	0.0%
VIX UO 02/19/25 C21 Index	1,017	Short	(15)	0.0%
VIX UO 01/22/25 C19 Index	946	Short	(14)	0.0%
VIX UO 01/22/25 C20 Index	939	Short	(14)	0.0%
VIX UO 01/22/25 C21 Index	85	Short	(1)	0.0%
Total			(280,632)	100.0%

The following table shows the individual positions and related values of the securities within the NMSMALTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Vestis Corp.	$5,193	Long	(26,759)	5.0%
HashiCorp Inc.	4,873	Long	(25,113)	4.7%
News Corp.	4,156	Long	(21,415)	4.0%
Weyerhaeuser Co.	3,858	Long	(19,882)	3.7%
Devon Energy Corp.	3,626	Long	(18,686)	3.5%
Freeport-McMoRan Inc.	3,141	Long	(16,185)	3.0%
American Homes 4 Rent	3,132	Long	(16,138)	3.0%
Park Hotels & Resorts Inc.	2,999	Long	(15,454)	2.9%
Newmont Corp.	2,989	Long	(15,400)	2.9%
NiSource Inc.	2,836	Long	(14,615)	2.7%
Equitable Holdings Inc.	2,750	Long	(14,170)	2.6%
Five9 Inc.	2,307	Long	(11,886)	2.2%
Tempur Sealy International Inc.	2,273	Long	(11,711)	2.2%
Rayonier Inc.	2,172	Long	(11,191)	2.1%
Hexcel Corp.	2,170	Long	(11,183)	2.1%
PG&E Corp.	2,160	Long	(11,132)	2.1%
Darling Ingredients Inc.	2,064	Long	(10,636)	2.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Amphenol Corp.	2,047	Long	(10,549)	2.0%
FNB Corp/PA	1,756	Long	(9,046)	1.7%
Mosaic Co/The	1,688	Long	(8,697)	1.6%
Arista Networks Inc.	1,682	Long	(8,667)	1.6%
Dexcom Inc.	1,577	Long	(8,125)	1.5%
CMS Energy Corp.	1,551	Long	(7,992)	1.5%
Encompass Health Corp.	1,385	Long	(7,136)	1.3%
First Industrial Realty Trust	1,380	Long	(7,111)	1.3%
KBR Inc.	1,356	Long	(6,990)	1.3%
Match Group Inc.	1,355	Long	(6,981)	1.3%
Travel + Leisure Co.	1,353	Long	(6,973)	1.3%
Toro Co/The	1,344	Long	(6,927)	1.3%
Popular Inc.	1,089	Long	(5,610)	1.0%
Gitlab Inc.	1,038	Long	(5,347)	1.0%
Masimo Corp.	943	Long	(4,859)	0.9%
Matador Resources Co.	893	Long	(4,601)	0.9%
Targa Resources Corp.	886	Long	(4,567)	0.9%
CBRE Group Inc.	878	Long	(4,526)	0.8%
Howmet Aerospace Inc.	862	Long	(4,444)	0.8%
DTE Energy Co.	854	Long	(4,402)	0.8%
Voya Financial Inc.	852	Long	(4,390)	0.8%
Snowflake Inc.	776	Long	(3,998)	0.7%
WESCO International Inc.	738	Long	(3,802)	0.7%
Universal Health Services Inc.	732	Long	(3,774)	0.7%
ConocoPhillips	715	Long	(3,685)	0.7%
WEX Inc.	702	Long	(3,618)	0.7%
Ralph Lauren Corp.	671	Long	(3,456)	0.6%
Ingredion Inc.	670	Long	(3,454)	0.6%
Texas Roadhouse Inc.	625	Long	(3,223)	0.6%
Zillow Group Inc.	610	Long	(3,141)	0.6%
Weatherford International PLC	578	Long	(2,979)	0.6%
NNN REIT Inc.	577	Long	(2,971)	0.6%
Celanese Corp.	575	Long	(2,962)	0.6%
Other Components	16,501	—	(85,027)	15.9%
Total			(535,588)	100.0%

The following table shows the individual positions and related values of the securities within the NMVVR1TRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
20Y10Y USD Swaption Straddle	$10,814,812	Long	7,440	16.4%
20Y10Y USD Swaption Straddle	9,977,683	Long	6,864	15.1%
20Y10Y USD Swaption Straddle	7,942,346	Long	5,464	12.1%
15Y10Y USD Swaption Straddle	6,091,119	Long	4,190	9.2%
15Y10Y USD Swaption Straddle	5,702,354	Long	3,923	8.7%
20Y20Y USD Swaption Straddle	3,747,692	Long	2,578	5.7%
15Y10Y USD Swaption Straddle	3,738,582	Long	2,572	5.7%
20Y10Y USD Swaption Straddle	3,706,856	Long	2,550	5.6%
20Y20Y USD Swaption Straddle	3,642,185	Long	2,506	5.5%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
20Y20Y USD Swaption Straddle	2,029,912	Long	1,396	3.1%
3Y10Y USD Swaption Straddle	1,817,307	Long	1,250	2.8%
20Y20Y USD Swaption Straddle	1,525,232	Long	1,049	2.3%
15Y30Y USD Swaption Straddle	1,419,086	Long	976	2.2%
15Y20Y USD Swaption Straddle	1,192,113	Long	820	1.8%
15Y30Y USD Swaption Straddle	1,085,422	Long	747	1.6%
15Y30Y USD Swaption Straddle, Fixed Leg @ 09/3/2039	249,543	Short	172	0.4%
3Y10Y USD Swaption Straddle, Fixed Leg @ 10/3/2027	233,818	Short	161	0.4%
15Y20Y USD Swaption Straddle, Fixed Leg @ 07/12/2039	175,379	Short	121	0.3%
15Y30Y USD Swaption Straddle, Fixed Leg @ 07/12/2039	137,459	Short	95	0.2%
20Y20Y USD Swaption Straddle, Fixed Leg @ 08/9/2044	132,397	Short	91	0.2%
20Y20Y USD Swaption Straddle, Fixed Leg @ 07/12/2044	89,698	Short	62	0.1%
20Y20Y USD Swaption Straddle, Fixed Leg @ 09/3/2044	83,726	Short	58	0.1%
20Y20Y USD Swaption Straddle, Fixed Leg @ 08/6/2044	80,141	Short	55	0.1%
15Y10Y USD Swaption Straddle, Fixed Leg @ 08/6/2039	77,991	Short	54	0.1%
20Y10Y USD Swaption Straddle, Fixed Leg @ 07/12/2044	47,291	Short	33	0.1%
15Y10Y USD Swaption Straddle, Fixed Leg @ 07/12/2039	34,363	Short	24	0.1%
15Y10Y USD Swaption Straddle, Fixed Leg @ 08/9/2039	30,820	Short	21	0.0%
20Y10Y USD Swaption Straddle, Fixed Leg @ 09/3/2044	26,112	Short	18	0.0%
20Y10Y USD Swaption Straddle, Fixed Leg @ 08/9/2044	25,212	Short	17	0.0%
20Y10Y USD Swaption Straddle, Fixed Leg @ 08/6/2044	21,071	Short	14	0.0%
Total			45,321	100.0%

The following table shows the individual positions and related values of the securities within the NMXCMDTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Forward Interest Rate Swap USD 1Y @ 17/01/2025	$8,900,792	Long	6,434	14.8%
Forward Interest Rate Swap EUR 1y @ 17/01/2025	8,831,842	Long	6,384	14.7%
Forward Interest Rate Swap USD 2Y @ 17/01/2025	4,563,853	Long	3,299	7.6%
Forward Interest Rate Swap EUR 2y @ 17/01/2025	4,476,105	Long	3,236	7.5%
Forward Interest Rate Swap GBP 1y @ 15/01/2025	3,892,979	Long	2,814	6.5%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Forward Interest Rate Swap JPY 1Y @ 17/01/2025	3,753,251	Long	2,713	6.3%
NIH5 Index	2,248,560	Long	1,625	3.8%
SGD Forward @ 18/02/2025	2,244,273	Long	1,622	3.7%
INR Forward @ 18/02/2025	2,231,849	Long	1,613	3.7%
CNH Forward @ 18/02/2025	2,090,148	Long	1,511	3.5%
Forward Interest Rate Swap GBP 2y @ 15/01/2025	1,985,872	Short	1,436	3.3%
Forward Interest Rate Swap USD 5Y @ 17/01/2025	1,940,539	Short	1,403	3.2%
Forward Interest Rate Swap JPY 2Y @ 17/01/2025	1,891,520	Short	1,367	3.2%
Forward Interest Rate Swap EUR 5y @ 17/01/2025	1,849,337	Short	1,337	3.1%
KRW Forward @ 15/01/2025	1,798,266	Short	1,300	3.0%
BRL Forward @ 15/01/2025	1,089,975	Short	788	1.8%
Forward Interest Rate Swap USD 10Y @ 17/01/2025	1,068,748	Short	773	1.8%
Forward Interest Rate Swap EUR 10y @ 17/01/2025	977,948	Short	707	1.6%
Forward Interest Rate Swap GBP 5y @ 15/01/2025	840,987	Short	608	1.4%
Forward Interest Rate Swap JPY 5Y @ 17/01/2025	766,974	Short	554	1.3%
LPG25 Comdty	713,196	Short	516	1.2%
ESH5 Index	435,351	Short	315	0.7%
Forward Interest Rate Swap JPY 10Y @ 17/01/2025	394,093	Short	285	0.7%
PLN Forward @ 18/02/2025	352,546	Short	255	0.6%
MXN Forward @ 18/02/2025	242,746	Short	175	0.4%
GCG5 Comdty	126,554	Short	91	0.2%
ZAR Forward @ 18/02/2025	123,795	Short	89	0.2%
COH5 Comdty	66,348	Short	48	0.1%
VGH5 Index	38,910	Short	28	0.1%
CLG5 Comdty	2,881	Short	2	0.0%
NGG25 Comdty	927	Short	1	0.0%
Total			43,330	100.0%

The following table shows the individual positions and related values of the securities within the NMZMASTRS (Cross Asset Trend Broad, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Walgreens Boots Alliance Inc.	$16,584	Short	43,293	7.3%
Clarivate PLC	16,295	Short	42,539	7.2%
Roivant Sciences Ltd.	10,529	Short	27,488	4.6%
Cleveland-Cliffs Inc.	10,035	Short	26,198	4.4%
Dun & Bradstreet Holdings Inc.	8,321	Short	21,722	3.7%
Antero Midstream Corp.	7,267	Short	18,971	3.2%
Unity Software Inc.	7,134	Short	18,623	3.1%
Penn Entertainment Inc.	7,035	Short	18,366	3.1%
Hewlett Packard Enterprise Co.	6,431	Short	16,788	2.8%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Invesco Ltd.	5,871	Short	15,327	2.6%
VF Corp.	5,040	Short	13,158	2.2%
Liberty Global Ltd.	4,997	Short	13,044	2.2%
Franklin Resources Inc.	4,809	Short	12,555	2.1%
Amcor PLC	4,300	Short	11,226	1.9%
DXC Technology Co.	4,284	Short	11,185	1.9%
Southwest Airlines Co.	4,278	Short	11,167	1.9%
MGM Resorts International	4,146	Short	10,823	1.8%
Baxter International Inc.	3,742	Short	9,769	1.7%
Columbia Banking System Inc.	3,652	Short	9,534	1.6%
Kenvue Inc.	3,580	Short	9,347	1.6%
CNH Industrial NV	3,530	Short	9,217	1.6%
Kraft Heinz Co/The	3,429	Short	8,952	1.5%
Sensata Technologies Holding P	3,194	Short	8,339	1.4%
Paramount Global	3,040	Short	7,936	1.3%
UGI Corp.	2,960	Short	7,729	1.3%
GLOBALFOUNDRIES Inc.	2,796	Short	7,300	1.2%
WillScot Holdings Corp.	2,765	Short	7,218	1.2%
Viatris Inc.	2,533	Short	6,613	1.1%
AT&T Inc.	2,478	Short	6,470	1.1%
Kohl’s Corp.	2,348	Short	6,130	1.0%
Chemours Co/The	2,346	Short	6,124	1.0%
Exact Sciences Corp.	2,056	Short	5,367	0.9%
Wendy’s Co/The	2,019	Short	5,270	0.9%
Albertsons Cos Inc.	1,966	Short	5,133	0.9%
Verizon Communications Inc.	1,916	Short	5,003	0.8%
Molson Coors Beverage Co.	1,792	Short	4,678	0.8%
Nordstrom Inc.	1,765	Short	4,608	0.8%
Berry Global Group Inc.	1,671	Short	4,362	0.7%
Dropbox Inc.	1,660	Short	4,335	0.7%
SS&C Technologies Holdings Inc.	1,396	Short	3,643	0.6%
Medtronic PLC	1,305	Short	3,406	0.6%
Flowers Foods Inc.	1,266	Short	3,305	0.6%
Light & Wonder Inc.	1,248	Short	3,259	0.6%
Starbucks Corp.	1,227	Short	3,203	0.5%
Viking Therapeutics Inc.	1,183	Short	3,087	0.5%
Pinnacle Financial Partners In	1,159	Short	3,027	0.5%
Cognizant Technology Solutions	1,155	Short	3,016	0.5%
Pfizer Inc.	1,112	Short	2,903	0.5%
Service Corp International/US	1,086	Short	2,835	0.5%
ManpowerGroup Inc.	1,060	Short	2,768	0.5%
Other Components	28,731	—	75,005	12.7%
Total			591,364	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

*	The following table shows the individual positions and related values of the securities within the SGDRCTTRS (Synthetic Volatility Long, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Swap US 01/13/2025 2Y Rec-4.0274	$28,611,767	Long	44,319	87.5%
Swap US 01/13/2025 20Y Rec-3.9378	4,070,326	Short	6,305	12.5%
Total			50,624	100.0%

*	The following table shows the individual positions and related values of the securities within the SGIXPRTRS (Risk Reversal Vol Premium, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX US 03/21/25 P4300 Index	$13,140,214	Long	1,218	6.2%
SPX US 03/21/25 P4325 Index	10,329,974	Long	958	4.8%
SPX US 01/17/25 P3900 Index	5,675,847	Long	526	2.7%
SPX US 02/21/25 P4300 Index	5,336,434	Long	495	2.5%
SPX US 03/21/25 P4050 Index	5,313,543	Long	493	2.5%
SPX US 02/21/25 P3625 Index	5,284,001	Long	490	2.5%
SPX US 02/21/25 P4275 Index	5,256,363	Long	487	2.5%
SPX US 03/21/25 P4150 Index	5,207,146	Long	483	2.4%
SPX US 02/21/25 P3750 Index	5,188,029	Long	481	2.4%
SPX US 02/21/25 P3800 Index	5,151,252	Long	478	2.4%
SPX US 03/21/25 P4250 Index	5,131,941	Long	476	2.4%
SPX US 02/21/25 P3700 Index	5,130,655	Long	476	2.4%
SPX US 03/21/25 P4025 Index	4,919,428	Long	456	2.3%
SPX US 01/17/25 P4000 Index	3,592,755	Long	333	1.7%
SPX US 01/17/25 P4050 Index	3,587,138	Long	333	1.7%
SPX US 03/21/25 P3725 Index	3,114,179	Long	289	1.5%
SPX US 01/17/25 P3950 Index	2,852,747	Long	265	1.3%
SPX US 03/21/25 P3800 Index	2,852,675	Long	265	1.3%
SPX US 01/17/25 P3800 Index	2,828,836	Long	262	1.3%
SPX US 01/17/25 P3850 Index	2,818,221	Long	261	1.3%
SPX US 02/21/25 P4175 Index	2,807,025	Long	260	1.3%
SPX US 02/21/25 P4250 Index	2,806,872	Long	260	1.3%
SPX US 02/21/25 P4325 Index	2,795,115	Long	259	1.3%
SPX US 02/21/25 P3950 Index	2,791,351	Long	259	1.3%
SPX US 02/21/25 P4200 Index	2,737,758	Long	254	1.3%
SPX US 04/17/25 P4000 Index	2,712,917	Long	252	1.3%
SPX US 03/21/25 P4275 Index	2,665,961	Long	247	1.2%
SPX US 04/17/25 P4100 Index	2,646,381	Long	245	1.2%
SPX US 02/21/25 P3775 Index	2,642,099	Long	245	1.2%
SPX US 04/17/25 P4050 Index	2,611,045	Long	242	1.2%
SPX US 02/21/25 P3825 Index	2,569,020	Long	238	1.2%
SPX US 03/21/25 P4200 Index	2,559,989	Long	237	1.2%
SPX US 03/21/25 P4175 Index	2,525,483	Long	234	1.2%
SPX US 04/17/25 P4150 Index	2,520,041	Long	234	1.2%
SPX US 03/21/25 P4075 Index	2,518,683	Long	234	1.2%
SPX US 02/21/25 P3850 Index	2,516,687	Long	233	1.2%
SPX US 03/21/25 P4100 Index	2,501,151	Long	232	1.2%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX US 03/21/25 P5160 Index	2,500,351	Short	232	1.2%
SPX US 03/21/25 P5150 Index	2,484,031	Short	230	1.2%
SPX US 03/21/25 P5140 Index	2,460,902	Short	228	1.2%
SPX US 03/21/25 P5180 Index	2,457,351	Short	228	1.2%
SPX US 03/21/25 P5225 Index	2,455,829	Short	228	1.2%
SPX US 02/21/25 P5040 Index	2,440,215	Short	226	1.1%
SPX US 02/21/25 P5000 Index	2,432,893	Short	226	1.1%
SPX US 02/21/25 P5010 Index	2,383,519	Short	221	1.1%
SPX US 02/21/25 P4980 Index	2,334,416	Short	216	1.1%
SPX US 04/17/25 P5240 Index	2,255,323	Short	209	1.1%
SPX US 04/17/25 P5290 Index	1,370,695	Short	127	0.6%
SPX US 04/17/25 P5230 Index	1,347,649	Short	125	0.6%
SPX US 02/21/25 P4970 Index	1,346,313	Short	125	0.6%
Other Components	37,474,146	—	3,475	17.6%
Total			19,785	100.0%

*	The following table shows the individual positions and related values of the securities within the SGIXTTTRS (Daily Short Vol Premium, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX US 06/20/25 P3000 Index	$7,025,445	Long	(7,961)	6.1%
ESH5 Index	6,213,867	Long	(7,042)	5.4%
SPX US 12/19/25 P3550 Index	4,680,697	Long	(5,304)	4.0%
SPX US 06/20/25 P2800 Index	4,016,658	Long	(4,552)	3.5%
SPX US 06/20/25 P3300 Index	4,005,468	Long	(4,539)	3.5%
SPX US 06/20/25 P3500 Index	3,420,047	Long	(3,876)	3.0%
SPX US 12/19/25 P4150 Index	3,381,251	Long	(3,832)	2.9%
SPX US 12/19/25 P3300 Index	3,353,718	Long	(3,800)	2.9%
SPX US 06/20/25 P3250 Index	3,150,506	Long	(3,570)	2.7%
SPX US 06/20/25 P3750 Index	3,047,336	Long	(3,453)	2.6%
SPX US 12/19/25 P3000 Index	2,989,498	Long	(3,388)	2.6%
SPX US 06/20/25 P2700 Index	2,738,866	Long	(3,104)	2.4%
SPX US 12/19/25 P3850 Index	2,738,045	Long	(3,103)	2.4%
SPX US 12/19/25 P3250 Index	2,735,636	Long	(3,100)	2.4%
SPX US 06/20/25 P4000 Index	2,618,473	Long	(2,967)	2.3%
SPX US 06/20/25 P3150 Index	2,177,722	Long	(2,468)	1.9%
SPX US 06/20/25 P3400 Index	2,056,167	Long	(2,330)	1.8%
SPX US 06/20/25 P4500 Index	1,942,098	Long	(2,201)	1.7%
SPX US 06/20/25 P4250 Index	1,842,337	Long	(2,088)	1.6%
SPX US 06/20/25 P3700 Index	1,815,173	Long	(2,057)	1.6%
SPX US 12/19/25 P4650 Index	1,710,757	Long	(1,939)	1.5%
SPX US 12/19/25 P3400 Index	1,654,295	Long	(1,875)	1.4%
SPX US 12/19/25 P4700 Index	1,582,129	Long	(1,793)	1.4%
SPX US 06/20/25 P3100 Index	1,570,801	Long	(1,780)	1.4%
SPX US 12/19/25 P3500 Index	1,541,199	Long	(1,747)	1.3%
SPX US 06/20/25 P3600 Index	1,446,985	Long	(1,640)	1.3%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX US 06/20/25 P3975 Index	1,435,948	Long	(1,627)	1.2%
SPX US 12/19/25 P3750 Index	1,403,581	Long	(1,591)	1.2%
SPX US 12/19/25 P3700 Index	1,338,702	Long	(1,517)	1.2%
SPX US 12/19/25 P3600 Index	1,334,901	Long	(1,513)	1.2%
SPX US 12/19/25 P4075 Index	1,291,984	Long	(1,464)	1.1%
SPX US 06/20/25 P2900 Index	1,284,688	Long	(1,456)	1.1%
SPX US 12/19/25 P3875 Index	1,282,222	Long	(1,453)	1.1%
SPX US 06/20/25 P4225 Index	1,271,041	Long	(1,440)	1.1%
SPX US 06/20/25 P3550 Index	1,197,810	Long	(1,357)	1.0%
SPX US 12/19/25 P3800 Index	1,194,805	Long	(1,354)	1.0%
SPX US 12/19/25 P4450 Index	1,175,829	Long	(1,332)	1.0%
SPX US 12/19/25 P4950 Index	1,161,506	Long	(1,316)	1.0%
SPX US 12/19/25 P3975 Index	1,159,880	Long	(1,314)	1.0%
SPX US 06/20/25 P3850 Index	1,150,151	Long	(1,303)	1.0%
SPX US 06/20/25 P3800 Index	1,045,388	Long	(1,185)	0.9%
SPX US 12/19/25 P4750 Index	1,031,994	Long	(1,169)	0.9%
SPX US 12/19/25 P4375 Index	1,031,203	Long	(1,169)	0.9%
SPX US 12/19/25 P4100 Index	1,026,352	Long	(1,163)	0.9%
SPX US 06/20/25 P4100 Index	1,014,165	Long	(1,149)	0.9%
SPX US 12/19/25 P3200 Index	1,005,665	Long	(1,140)	0.9%
SPX US 12/19/25 P4275 Index	1,002,802	Long	(1,136)	0.9%
SPX US 12/19/25 P3100 Index	994,987	Long	(1,128)	0.9%
SPX US 06/20/25 P4050 Index	920,311	Long	(1,043)	0.8%
SPX US 06/20/25 P2500 Index	919,291	Long	(1,042)	0.8%
Other Components	12,592,370	—	(14,270)	10.9%
Total			(131,138)	100.0%

*	The following table shows the individual positions and related values of the securities within the TCEQSVTRS (Conditional Volatility Hedge, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX Varswap 01/02/2025 10.89%	$3,284,501	Short	(60,522)	100.0%
Total			(60,522)	100.0%

*	The following table shows the individual positions and related values of the securities within the TFXAFCMRS (Dispersion, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
MLSRSJ2 Index	$2,888,431	Long	(2,740)	18.5%
MLSRSN2 Index	2,032,915	Long	(1,928)	13.0%
MLSRSA2 Index	1,602,119	Long	(1,520)	10.3%
MLSRSB2 Index	1,502,514	Long	(1,425)	9.6%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
MLSRSU2 Index	1,336,244	Long	(1,268)	8.6%
GCG5 Comdty	1,302,842	Long	(1,236)	8.3%
S H5 Comdty	1,298,301	Long	(1,232)	8.3%
W H5 Comdty	1,206,870	Long	(1,145)	7.7%
LNH5 Comdty	1,107,472	Long	(1,051)	7.1%
NGH25 Comdty	133,182	Long	(126)	0.9%
MWH5 Comdty	114,998	Long	(109)	0.7%
COH5 Comdty	89,630	Long	(85)	0.6%
CLH5 Comdty	78,726	Long	(75)	0.5%
C H5 Comdty	67,995	Short	(64)	0.4%
SIH5 Comdty	66,770	Long	(63)	0.4%
HGH5 Comdty	63,775	Long	(60)	0.4%
KCH5 Comdty	52,153	Long	(49)	0.3%
S H5 Comdty	51,169	Long	(49)	0.3%
LAH25 Comdty	47,463	Short	(45)	0.3%
LLG5 Comdty	40,598	Long	(39)	0.3%
CTH5 Comdty	40,457	Long	(38)	0.3%
LCG5 Comdty	40,382	Long	(38)	0.3%
SMH5 Comdty	37,483	Long	(36)	0.2%
LXH5 Comdty	34,233	Long	(32)	0.2%
BOH5 Comdty	33,364	Long	(32)	0.2%
SBH5 Comdty	33,316	Long	(32)	0.2%
QSH5 Comdty	33,215	Long	(32)	0.2%
W H5 Comdty	32,605	Short	(31)	0.2%
LNH5 Comdty	28,043	Long	(27)	0.2%
XBH5 Comdty	24,543	Long	(23)	0.2%
LHG5 Comdty	21,882	Short	(21)	0.1%
HOH5 Comdty	20,877	Long	(20)	0.1%
KWH5 Comdty	20,447	Long	(19)	0.1%
CTH5 Comdty	18,456	Long	(18)	0.1%
LLH5 Comdty	18,330	Long	(17)	0.1%
QCH5 Comdty	18,180	Long	(17)	0.1%
CCH5 Comdty	17,443	Short	(17)	0.1%
KCH5 Comdty	15,141	Long	(14)	0.1%
MLSRSS2 Index	14,919	Long	(14)	0.1%
MLSRSC2 Index	13,865	Long	(13)	0.1%
MLSRSZ2 Index	11,671	Long	(11)	0.1%
MLSRSE2 Index	9,651	Long	(9)	0.1%
MLSRSH2 Index	5,849	Short	(6)	0.0%
Total			(14,825)	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

*	The following table shows the individual positions and related values of the securities within the TFXAFEARS (CDS Volatility Premium, Credit) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USD Curncy	$1,000,074	Long	(3,523)	37.3%
USD Curncy	762,889	Long	(2,688)	28.4%
CHF Curncy	740,980	Long	(2,610)	27.6%
JPY Curncy	47,459	Long	(167)	1.8%
MSCF1CHF	36,622	Long	(129)	1.4%
MSCRFGFV	35,668	Long	(126)	1.3%
MSCF1AUD	30,707	Long	(108)	1.1%
MSCRFGES	15,928	Long	(56)	0.6%
MSCRFGES	4,349	Long	(15)	0.2%
MSCRFGVG	2,490	Long	(9)	0.1%
MSCRFGTY	2,152	Long	(8)	0.1%
MSCRFGZ1	1,582	Long	(6)	0.1%
MSCRFGPT	1,001	Long	(4)	0.0%
MSCRFGXP	712	Long	(3)	0.0%
MSCRFGNQ	526	Short	(2)	0.0%
MSCRFGNK	358	Short	(1)	0.0%
MSCRFGSM	208	Short	(1)	0.0%
MSCF1EUR	136	Short	(0)	0.0%
MSCRFGCF	90	Short	(0)	0.0%
MSCF1GBP	88	Short	(0)	0.0%
MSCRFGUS	79	Short	(0)	0.0%
MSCF1KRW	70	Short	(0)	0.0%
MSCF1CAD	47	Short	(0)	0.0%
MSCF1JPY	34	Short	(0)	0.0%
EUR Curncy	31	Short	(0)	0.0%
AUD Curncy	28	Short	(0)	0.0%
CAD Curncy	21	Short	(0)	0.0%
USD Curncy	16	Short	(0)	0.0%
Total			(9,457)	100.0%

*	The following table shows the individual positions and related values of the securities within the TFXAMCTRS (HYG Volatility Premium, Credit) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
KMH5 Index	$90,007,640	Long	3,324	18.3%
KMH5 Index	89,366,309	Long	3,300	18.1%
JBH5 Comdty	44,269,035	Long	1,635	9.0%
TPH5 Index	9,960,839	Long	368	2.0%
NKH5 Index	8,761,871	Long	324	1.8%
JBH5 Comdty	7,511,272	Long	277	1.5%
JPY-USD,22/01/2025,157.0313,19/12/2024,WMR	5,809,174	Long	215	1.2%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
JPY-USD,06/01/2025,149.7702,04/12/2024,WMR	5,732,972	Long	212	1.2%
JPY-USD,15/01/2025,153.0565,13/12/2024,WMR	5,729,823	Long	212	1.2%
JPY-USD,09/01/2025,150.3410,09/12/2024,WMR	5,723,740	Long	211	1.2%
JPY-USD,10/01/2025,151.4329,10/12/2024,WMR	5,721,242	Long	211	1.2%
JPY-USD,24/01/2025,156.4916,23/12/2024,WMR	5,696,082	Long	210	1.2%
JPY-USD,16/01/2025,153.5483,16/12/2024,WMR	5,696,082	Long	210	1.2%
JPY-USD,13/01/2025,151.8149,11/12/2024,WMR	5,693,541	Long	210	1.2%
JPY-USD,21/01/2025,153.3654,18/12/2024,WMR	5,692,906	Long	210	1.2%
JPY-USD,28/01/2025,157.1096,27/12/2024,WMR	5,681,450	Long	210	1.2%
JPY-USD,07/01/2025,149.6266,05/12/2024,WMR	5,679,074	Long	210	1.2%
JPY-USD,27/01/2025,156.6672,24/12/2024,WMR	5,677,206	Long	210	1.2%
JPY-USD,02/01/2025,149.2272,02/12/2024,WMR	5,675,552	Long	210	1.2%
JPY-USD,14/01/2025,151.6877,12/12/2024,WMR	5,674,620	Long	210	1.2%
JPY-USD,08/01/2025,149.2695,06/12/2024,WMR	5,670,306	Long	209	1.2%
JPY-USD,03/01/2025,148.5237,03/12/2024,WMR	5,658,138	Long	209	1.1%
JPY-USD,31/12/2024,149.4706,29/11/2024,WMR	5,653,388	Long	209	1.1%
JPY-USD,17/01/2025,152.8806,17/12/2024,WMR	5,650,218	Long	209	1.1%
JPY-USD,23/01/2025,155.8152,20/12/2024,WMR	5,628,774	Long	208	1.1%
JPY-USD,30/12/2024,150.3396,27/11/2024,WMR	5,598,111	Long	207	1.1%
JPY-USD,22/01/2025,157.0313,19/12/2024,WMR	4,512,080	Long	167	0.9%
JPY-USD,06/01/2025,149.7702,04/12/2024,WMR	4,452,892	Long	164	0.9%
JPY-USD,15/01/2025,153.0565,13/12/2024,WMR	4,450,447	Long	164	0.9%
JPY-USD,09/01/2025,150.3410,09/12/2024,WMR	4,445,722	Long	164	0.9%
JPY-USD,10/01/2025,151.4329,10/12/2024,WMR	4,443,781	Long	164	0.9%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
JPY-USD,24/01/2025,156.4916,23/12/2024,WMR	4,424,240	Short	163	0.9%
JPY-USD,16/01/2025,153.5483,16/12/2024,WMR	4,424,240	Long	163	0.9%
JPY-USD,13/01/2025,151.8149,11/12/2024,WMR	4,422,266	Long	163	0.9%
JPY-USD,21/01/2025,153.3654,18/12/2024,WMR	4,421,773	Short	163	0.9%
JPY-USD,28/01/2025,157.1096,27/12/2024,WMR	4,412,875	Long	163	0.9%
JPY-USD,07/01/2025,149.6266,05/12/2024,WMR	4,411,029	Long	163	0.9%
JPY-USD,27/01/2025,156.6672,24/12/2024,WMR	4,409,578	Long	163	0.9%
JPY-USD,02/01/2025,149.2272,02/12/2024,WMR	4,408,293	Long	163	0.9%
JPY-USD,14/01/2025,151.6877,12/12/2024,WMR	4,407,569	Long	163	0.9%
JPY-USD,08/01/2025,149.2695,06/12/2024,WMR	4,404,219	Long	163	0.9%
JPY-USD,03/01/2025,148.5237,03/12/2024,WMR	4,394,768	Long	162	0.9%
JPY-USD,31/12/2024,149.4706,29/11/2024,WMR	4,391,078	Long	162	0.9%
JPY-USD,17/01/2025,152.8806,17/12/2024,WMR	4,388,616	Long	162	0.9%
JPY-USD,23/01/2025,155.8152,20/12/2024,WMR	4,371,960	Long	161	0.9%
JPY-USD,30/12/2024,150.3396,27/11/2024,WMR	4,348,144	Long	161	0.9%
NKH5 Index	3,664,639	Long	135	0.7%
CI5LERD5 Index	2,901,896	Long	107	0.6%
ERZ5 Comdty	2,308,312	Long	85	0.5%
ERU5 Comdty	2,301,545	Long	85	0.5%
Other Components	29,294,526	—	1,082	5.9%
Total			18,186	100.0%

*	The following table shows the individual positions and related values of the securities within the TFXATATRS (Swaption Forward Volatility, Fixed Income) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
USD Cash	$1,748,448	Long	—	50.2%
TYH5 Comdty	118,029	Long	(362)	3.4%
ESH5 Index	100,595	Long	(308)	2.9%
JBH5 Comdty	89,941	Long	(275)	2.6%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
FVH5 Comdty	81,584	Long	(250)	2.3%
TUH5 Comdty	79,782	Long	(244)	2.3%
JPY Cash	68,492	Long	(210)	2.0%
NQH5 Index	56,875	Long	(174)	1.6%
GBPpence Cash	42,766	Long	(131)	1.2%
G H5 Comdty	42,539	Long	(130)	1.2%
EUR Cash	41,849	Long	(128)	1.2%
GCG5 Comdty	39,310	Long	(120)	1.1%
AUD Cash	38,677	Long	(118)	1.1%
YMH5 Comdty	27,211	Long	(83)	0.8%
DUH5 Comdty	24,648	Long	(75)	0.7%
XMH5 Comdty	23,324	Long	(71)	0.7%
LNH5 Comdty	20,407	Long	(63)	0.6%
LLH5 Comdty	19,730	Long	(60)	0.6%
OEH5 Comdty	15,146	Long	(46)	0.4%
CAD Cash	14,898	Long	(46)	0.4%
COH5 Comdty	13,909	Long	(43)	0.4%
HIF5 Index	13,472	Long	(41)	0.4%
HKD Cash	13,472	Short	(41)	0.4%
NGH25 Comdty	13,042	Short	(40)	0.4%
NIH5 Index	12,072	Short	(37)	0.3%
XPH5 Index	11,858	Short	(36)	0.3%
SIH5 Comdty	11,344	Short	(35)	0.3%
RXH5 Comdty	10,147	Short	(31)	0.3%
QSH5 Comdty	9,399	Short	(29)	0.3%
TPH5 Index	9,377	Short	(29)	0.3%
JPY / USD Forward 20250107	9,235	Short	(28)	0.3%
PTH5 Index	8,866	Short	(27)	0.3%
CAD / USD Forward 20250121	8,676	Short	(27)	0.2%
CLH5 Comdty	8,566	Short	(26)	0.2%
XBH5 Comdty	8,563	Short	(26)	0.2%
LXH5 Comdty	8,471	Short	(26)	0.2%
VGH5 Index	8,091	Short	(25)	0.2%
NOK / USD Forward 20250121	7,712	Short	(24)	0.2%
EUR / USD Forward 20250121	7,460	Short	(23)	0.2%
HOH5 Comdty	6,693	Short	(20)	0.2%
AUD / USD Forward 20250121	6,678	Short	(20)	0.2%
AUD / USD Forward 20250129	6,672	Short	(20)	0.2%
SEK / USD Forward 20250121	6,652	Short	(20)	0.2%
SEK / USD Forward 20250108	6,611	Short	(20)	0.2%
SEK / USD Forward 20250103	6,608	Short	(20)	0.2%
CNH5 Comdty	6,032	Short	(18)	0.2%
CHF / USD Forward 20250121	5,611	Short	(17)	0.2%
CHF / USD Forward 20250106	5,603	Short	(17)	0.2%
RTYH5 Index	4,972	Short	(15)	0.1%
MESH5 Index	4,738	Short	(15)	0.1%
Other Components	527,859	—	(1,617)	15.2%
Total			(5,312)	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

*	The following table shows the individual positions and related values of the securities within the VCEQSVARS (FX Volatility Carry, Foreign Exchange) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX Varswap 01/02/2025 10.89%	$750,557	Short	(168,438)	100.0%
Total			(168,438)	100.0%

*	The following table shows the individual positions and related values of the securities within the VCEQSVBRS (Short Term Risk Reversal Vol Premium, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX Varswap 01/03/2025 13.43%	$1,858,792	Short	(78,064)	100.0%
Total			(78,064)	100.0%

*	The following table shows the individual positions and related values of the securities within the VCEQSVFRS (Short Term Risk Reversal Vol Premium, Equity) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
SPX VarSwap 03Jan25 13.85	$1,618,415	Short	(97,030)	100.0%
Total			(97,030)	100.0%

*	The following table shows the individual positions and related values of the securities within the VCFISVSRS (Cross Asset Trend CTA, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Swaption Straddle USD 3m10y	$1,087,976	Short	(500)	1.7%
Swaption Straddle USD 3m10y	1,087,355	Short	(500)	1.7%
Swaption Straddle USD 3m10y	1,072,255	Short	(493)	1.7%
Swaption Straddle USD 3m10y	1,058,650	Short	(487)	1.7%
Swaption Straddle USD 3m10y	1,034,711	Short	(476)	1.6%
Swaption Straddle USD 3m10y	1,030,765	Short	(474)	1.6%
Swaption Straddle USD 3m10y	1,028,633	Short	(473)	1.6%
Swaption Straddle USD 3m10y	1,018,971	Short	(468)	1.6%
Swaption Straddle USD 3m10y	1,018,685	Short	(468)	1.6%
Swaption Straddle USD 3m10y	1,011,813	Short	(465)	1.6%
Swaption Straddle USD 3m10y	1,005,643	Short	(462)	1.6%
Swaption Straddle USD 3m10y	998,309	Short	(459)	1.6%
Swaption Straddle USD 3m10y	997,844	Short	(459)	1.6%
Swaption Straddle USD 3m10y	988,470	Short	(454)	1.5%
Swaption Straddle USD 3m10y	986,490	Short	(453)	1.5%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Swaption Straddle USD 3m10y	984,611	Short	(452)	1.5%
Swaption Straddle USD 3m10y	970,341	Short	(446)	1.5%
Swaption Straddle USD 3m10y	953,118	Short	(438)	1.5%
Swaption Straddle EUR 3m10y	691,615	Short	(318)	1.1%
Swaption Straddle EUR 3m10y	685,754	Short	(315)	1.1%
Swaption Straddle EUR 3m10y	683,367	Short	(314)	1.1%
Swaption Straddle EUR 3m10y	682,661	Short	(314)	1.1%
Swaption Straddle EUR 3m10y	672,181	Short	(309)	1.0%
Swaption Straddle EUR 3m10y	668,199	Short	(307)	1.0%
Forward Interest Rate Swap USD 10y @ 10/03/2025	664,146	Short	(305)	1.0%
Swaption Straddle EUR 3m10y	663,218	Short	(305)	1.0%
Swaption Straddle EUR 3m10y	663,141	Short	(305)	1.0%
Swaption Straddle EUR 3m10y	662,972	Short	(305)	1.0%
Swaption Straddle EUR 3m10y	661,104	Short	(304)	1.0%
Swaption Straddle EUR 3m10y	656,559	Short	(302)	1.0%
Swaption Straddle EUR 3m10y	656,145	Short	(302)	1.0%
Swaption Straddle EUR 3m10y	650,294	Short	(299)	1.0%
Swaption Straddle EUR 3m10y	647,036	Short	(297)	1.0%
Swaption Straddle EUR 3m10y	646,464	Short	(297)	1.0%
Swaption Straddle EUR 3m10y	641,150	Short	(295)	1.0%
Swaption Straddle EUR 3m10y	639,951	Short	(294)	1.0%
Swaption Straddle EUR 3m10y	638,217	Short	(293)	1.0%
Swaption Straddle EUR 3m10y	637,722	Short	(293)	1.0%
Swaption Straddle EUR 3m10y	636,870	Short	(293)	1.0%
Swaption Straddle EUR 3m10y	636,450	Short	(292)	1.0%
Swaption Straddle EUR 3m10y	635,855	Short	(292)	1.0%
Swaption Straddle EUR 3m10y	630,304	Short	(290)	1.0%
Forward Interest Rate Swap USD 10y @ 12/03/2025	614,962	Short	(283)	1.0%
Forward Interest Rate Swap USD 10y @ 07/03/2025	606,557	Short	(279)	0.9%
Forward Interest Rate Swap USD 10y @ 05/03/2025	603,898	Short	(278)	0.9%
Forward Interest Rate Swap USD 10y @ 05/03/2025	600,852	Short	(276)	0.9%
Forward Interest Rate Swap USD 10y @ 06/03/2025	596,222	Short	(274)	0.9%
Forward Interest Rate Swap EUR 10y @ 06/01/2025	586,301	Short	(269)	0.9%
Forward Interest Rate Swap USD 10y @ 13/03/2025	550,828	Short	(253)	0.9%
Forward Interest Rate Swap USD 10y @ 12/03/2025	542,774	Short	(249)	0.8%
Other Components	25,367,455	Short	(11,658)	39.5%
Total			(29,483)	100.0%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

*	The following table shows the individual positions and related values of the securities within the VMACBTRS (Cross Asset Trend CTA, Multi Asset) basket.

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
LPF25 Comdty	$3,557,893	Long	19,166	25.9%
LPG25 Comdty	1,967,685	Long	10,600	14.3%
COH5 Comdty	1,752,708	Long	9,442	12.8%
GCJ5 Comdty	920,296	Long	4,958	6.7%
GCG5 Comdty	873,334	Long	4,705	6.4%
KCH5 Comdty	807,414	Long	4,350	5.9%
C H5 Comdty	530,374	Long	2,857	3.9%
CTH5 Comdty	378,371	Long	2,038	2.8%
LAF25 Comdty	219,987	Long	1,185	1.6%
C K5 Comdty	214,979	Long	1,158	1.6%
HOG5 Comdty	191,987	Long	1,034	1.4%
LXG5 Comdty	162,120	Long	873	1.2%
LXF5 Comdty	154,900	Long	834	1.1%
GCM5 Comdty	131,196	Long	707	1.0%
COJ5 Comdty	127,162	Long	685	0.9%
GCQ5 Comdty	103,715	Long	559	0.8%
CTK5 Comdty	99,310	Long	535	0.7%
LAG25 Comdty	73,395	Long	395	0.5%
S K5 Comdty	58,330	Long	314	0.4%
S H5 Comdty	40,967	Long	221	0.3%
KCK5 Comdty	26,779	Long	144	0.2%
LLM5 Comdty	20,568	Long	111	0.1%
HOH5 Comdty	20,382	Long	110	0.1%
COH5C 73.75 Comdty	14,912	Long	80	0.1%
KCH5C 265 Comdty	14,501	Long	78	0.1%
COH5C 74 Comdty	14,065	Long	76	0.1%
LPF5P 8850 Comdty	12,593	Long	68	0.1%
COH5C 74.25 Comdty	12,379	Long	67	0.1%
LPF5P 9150 Comdty	12,328	Long	66	0.1%
LPG5P 8675 Comdty	11,990	Long	65	0.1%
KCH5C 267.5 Comdty	11,948	Long	64	0.1%
LLK5 Comdty	11,843	Long	64	0.1%
COH5C 74.75 Comdty	11,348	Long	61	0.1%
LPF5P 9550 Comdty	11,326	Long	61	0.1%
LPF5P 9500 Comdty	11,273	Long	61	0.1%
COH5C 75 Comdty	11,271	Long	61	0.1%
KCH5C 270 Comdty	10,977	Long	59	0.1%
C H5C 450 Comdty	10,315	Long	56	0.1%
LPF5P 9450 Comdty	10,242	Long	55	0.1%
LPG5P 9075 Comdty	10,210	Long	55	0.1%
C H5C 440 Comdty	9,660	Long	52	0.1%
C K5C 460 Comdty	9,079	Long	49	0.1%
LPG5P 8825 Comdty	9,016	Long	49	0.1%
LPF5P 9200 Comdty	8,714	Long	47	0.1%
KCH5C 262.5 Comdty	8,484	Long	46	0.1%
KCH5C 295 Comdty	8,459	Long	46	0.1%
GCG5P 2730 Comdty	8,137	Long	44	0.1%
LPF5P 9175 Comdty	8,075	Long	44	0.1%
KCH5C 282.5 Comdty	8,031	Long	43	0.1%
LPF5P 8950 Comdty	8,006	Long	43	0.1%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Security description	Notional Value	Long Short	Unrealized Appreciation/ (Depreciation)	% of basket
Other Components	1,018,546	—	5,487	7.4%
Total			74,026	100.0%

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Communication Services – 3.5%
Electronic Arts, Inc.	56	$8,193
Live Nation Entertainment, Inc.*	15	1,942
Match Group, Inc.*	54	1,766
New York Times Co. (The), Class A	34	1,770
News Corp., Class B	119	3,621
Pinterest, Inc., Class A*	143	4,147
Reddit, Inc., Class A*	33	5,394
Snap, Inc., Class A*	375	4,039
Spotify Technology SA*	42	18,790
		49,662
Consumer Discretionary – 7.7%
Airbnb, Inc., Class A*	52	6,833
AutoZone Inc.*	1	3,202
Best Buy Co., Inc.	28	2,402
Booking Holdings, Inc.	3	14,905
Burlington Stores, Inc.*	9	2,566
Carvana Co., Class A*	11	2,237
Chewy, Inc., Class A*	48	1,608
Deckers Outdoor Corp.*	13	2,640
DoorDash, Inc., Class A*	35	5,871
DraftKings Inc, Class A*	34	1,265
Duolingo, Inc.*	10	3,242
eBay, Inc.	98	6,071
Expedia Group, Inc.*	11	2,050
Flutter Entertainment PLC*	12	3,101
GameStop Corp., Class A*	57	1,786
Home Depot, Inc. (The)	49	19,061
Light & Wonder, Inc.*	6	518
Lowe’s Cos, Inc.	28	6,910
NIKE, Inc., Class B	129	9,762
O’Reilly Automotive, Inc.*	5	5,929
Ralph Lauren Corp.	9	2,079
Tractor Supply Co.	29	1,539
Williams-Sonoma, Inc.	15	2,778
		108,355
Consumer Staples – 10.2%
BJ’s Wholesale Club Holdings, Inc.*	16	1,430
Clorox Co/The	11	1,787
Coca-Cola Co. (The)	222	13,822
Colgate-Palmolive Co.	71	6,455
Estee Lauder Cos., Inc. (The), Class A	30	2,249
General Mills, Inc.	28	1,786
Hershey Co/The	10	1,693
Kimberly-Clark Corp.	29	3,800
Kroger Co. (The)	90	5,503
Monster Beverage Corp.*	51	2,681
PepsiCo, Inc.	72	10,948
Philip Morris International, Inc.	84	10,109
Sprouts Farmers Market, Inc.*	14	1,779

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Sysco Corp.	26	$1,988
Target Corp.	57	7,705
Walmart, Inc.	764	69,027
		142,762
Energy – 4.5%
Baker Hughes Co.	79	3,241
Exxon Mobil Corp.	373	40,124
Kinder Morgan, Inc.	196	5,370
Marathon Petroleum Corp.	26	3,627
Targa Resources Corp.	19	3,391
Texas Pacific Land Corp.	1	1,106
Williams Cos., Inc. (The)	107	5,791
		62,650
Financials – 11.0%
Aflac, Inc.	29	3,000
Allstate Corp. (The)	14	2,699
American Express Co.	36	10,685
American International Group, Inc.	33	2,402
Ameriprise Financial Inc.	5	2,662
Arch Capital Group Ltd.	20	1,847
Arthur J Gallagher & Co.	12	3,406
Berkshire Hathaway, Inc., Class B*	112	50,767
Blackstone Inc.	61	10,518
Brown & Brown, Inc.	15	1,530
Hartford Financial Services Group, Inc. (The)	15	1,641
Marsh & McLennan Cos., Inc.	26	5,523
Mastercard, Inc., Class A	76	40,019
Progressive Corp. (The)	31	7,428
Prudential Financial, Inc.	19	2,252
Toast, Inc., Class A*	114	4,155
Travelers Cos., Inc. (The)	13	3,132
		153,666
Health Care – 10.3%
Agilent Technologies, Inc.	24	3,224
Align Technology, Inc.*	25	5,213
Alkermes PLC*	58	1,668
Alnylam Pharmaceuticals Inc.*	46	10,824
Axsome Therapeutics, Inc.*	18	1,523
Blueprint Medicines Corp.*	23	2,006
Bridgebio Pharma, Inc.*	65	1,784
Cigna Group (The)	15	4,142
Corcept Therapeutics, Inc.*	40	2,016
CVS Health Corp.	74	3,322
Cytokinetics, Inc.*	43	2,023
Elevance Health, Inc.	12	4,427
Exelixis, Inc.*	104	3,463
Guardant Health, Inc.*	46	1,405
Henry Schein, Inc.*	42	2,906
Humana, Inc.	7	1,776

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
IDEXX Laboratories, Inc.*	28	$11,576
Illumina, Inc.*	14	1,871
Incyte Corp.*	73	5,042
Insmed, Inc.*	66	4,557
Inspire Medical Systems, Inc.*	11	2,039
Intra-Cellular Therapies, Inc.*	38	3,174
Ionis Pharmaceuticals, Inc.*	55	1,923
Madrigal Pharmaceuticals, Inc.*	8	2,468
Mettler-Toledo International Inc.*	2	2,447
Natera, Inc.*	47	7,440
Neurocrine Biosciences, Inc.*	36	4,914
Penumbra, Inc.*	14	3,325
Sarepta Therapeutics Inc.*	35	4,256
Summit Therapeutics, Inc.*	254	4,533
Tg Therapeutics, Inc.*	60	1,806
Ultragenyx Pharmaceutical, Inc.*	34	1,430
UnitedHealth Group, Inc.	56	28,328
Waters Corp.*	5	1,855
		144,706
Industrials – 7.8%
3M Co.	46	5,938
CACI International Inc, Class A*	5	2,020
Cintas Corp.	36	6,577
Cummins Inc.	12	4,183
Dover Corp.	9	1,689
Fastenal Co.	29	2,086
FedEx Corp.	19	5,345
Ferguson Enterprises, Inc.	12	2,083
GE Vernova, Inc.	24	7,894
Honeywell International, Inc.	52	11,746
Illinois Tool Works, Inc.	24	6,086
Johnson Controls International plc	55	4,341
Lennox International, Inc.	3	1,828
Otis Worldwide Corp.	19	1,760
Parker-Hannifin Corp.	8	5,088
Paychex, Inc.	30	4,207
Rockwell Automation, Inc.	22	6,287
Rollins, Inc.	41	1,900
Uber Technologies, Inc.*	186	11,220
United Parcel Service, Inc., Class B	69	8,701
Veralto Corp.	21	2,139
WW Grainger, Inc.	4	4,216
Xylem, Inc./NY	15	1,740
		109,074
Information Technology – 42.6%
Accenture PLC, Class A	128	45,029
Altair Engineering, Inc., Class A*	17	1,855
Appfolio, Inc., Class A*	8	1,974
Applied Materials, Inc.	52	8,457

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Astera Labs, Inc.*	29	$3,841
Atlassian Corp., Class A*	53	12,899
Aurora Innovation, Inc., Class A*	334	2,104
Autodesk, Inc.*	44	13,005
Cadence Design Systems, Inc.*	56	16,826
Cisco Systems, Inc.	831	49,195
Cloudflare Inc, Class A*	69	7,430
CommVault Systems, Inc.*	9	1,358
Confluent, Inc., Class A*	74	2,069
Datadog, Inc., Class A*	75	10,717
Dell Technologies, Inc., Class C	165	19,015
DocuSign, Inc.*	37	3,328
Dolby Laboratories, Inc., Class A	6	469
Dropbox, Inc., Class A*	61	1,832
Dynatrace, Inc.*	64	3,478
Elastic NV*	22	2,180
F5, Inc.*	12	3,018
Fair Isaac Corp.*	6	11,945
Fortinet, Inc.*	159	15,022
Gartner, Inc.*	7	3,391
Gitlab, Inc., Class A*	36	2,029
GoDaddy Inc, Class A*	29	5,724
Guidewire Software, Inc.*	20	3,372
HP, Inc.	206	6,722
HubSpot, Inc.*	11	7,664
International Business Machine Corp.	191	41,987
Intuit, Inc.	56	35,196
Juniper Networks, Inc.	67	2,509
Keysight Technologies, Inc.*	15	2,409
Klaviyo, Inc., Class A*	53	2,186
Kyndryl Holdings, Inc.*	46	1,592
LAM Research Corp.	79	5,706
Lattice Semiconductor Corp.*	26	1,473
Manhattan Associates, Inc.*	13	3,513
MongoDB, Inc.*	18	4,191
Motorola Solutions, Inc.	36	16,640
NetApp, Inc.	44	5,107
Nutanix, Inc., Class A*	56	3,426
Palantir Technologies, Inc., Class A*	462	34,941
Palo Alto Networks, Inc.*	133	24,201
Pegasystems, Inc.	17	1,584
Procore Technologies, Inc.*	32	2,398
Ptc, Inc.*	25	4,597
Pure Storage Inc, Class A*	67	4,116
QUALCOMM, Inc.	233	35,793
Rubrik, Inc., Class A*	28	1,830
Samsara, Inc., Class A*	139	6,073
Seagate Technology Holdings PLC	44	3,798
ServiceNow, Inc.*	42	44,525

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Smartsheet, Inc., Class A*	29	$1,625
Synopsys, Inc.*	32	15,531
Teradyne, Inc.	13	1,637
UiPath, Inc., Class A*	124	1,576
Vertex, Inc., Class A*	34	1,814
Workday, Inc., Class A*	53	13,676
Zscaler, Inc.*	32	5,773
		597,371
Materials – 1.3%
CRH PLC	35	3,238
DuPont de Nemours, Inc.	26	1,983
Ecolab, Inc.	17	3,983
Reliance, Inc.	5	1,346
Sherwin-Williams Co. (The)	13	4,419
Vulcan Materials Co.	11	2,830
		17,799
Real Estate – 0.1%
CBRE Group, Inc., Class A*	15	1,969

Utilities – 0.9%
Consolidated Edison, Inc.	30	2,677
Dominion Energy, Inc.	75	4,039
NRG Energy, Inc.	18	1,624
Vistra Corp.	32	4,412
		12,752
Total Common Stocks (Cost $1,349,773)		1,400,766

Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(a)
(Cost $1,484)	1,484	1,484

Total Investments – 100.0%
(Cost $1,351,257)		$1,402,250
Other Assets in Excess of Liabilities – 0.0%†		563
Net Assets – 100.0%		$1,402,813

*	Non Income Producing
†	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
Common Stocks	99.9%
Money Market Funds	0.1%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

†	Less than 0.05%
††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify Next Intangible Value Index ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 99.7%
Communication Services – 19.2%
AT&T, Inc.	2,812	$64,029
Cargurus, Inc., Class A*	41	1,498
Comcast Corp., Class A	1,588	59,598
EchoStar Corp., Class A*	105	2,405
Fox Corp., Class A	171	8,307
Frontier Communications Parent, Inc.*	94	3,262
IAC, Inc.*	34	1,467
Interpublic Group of Cos., Inc. (The)	113	3,166
Liberty Broadband Corp., Class C*	57	4,261
Lumen Technologies, Inc.*	394	2,092
New York Times Co. (The), Class A	62	3,227
News Corp., Class B	222	6,755
Nexstar Media Group, Inc., Class A	12	1,896
Paramount Global, Class B	66	690
Roku, Inc.*	45	3,345
Snap, Inc., Class A*	697	7,507
Telephone And Data Systems, Inc.	43	1,467
United States Cellular Corp.*	34	2,133
Verizon Communications, Inc.	1,568	62,704
Warner Bros Discovery, Inc.*	220	2,325
		242,134
Consumer Discretionary – 8.9%
Academy Sports & Outdoors, Inc.	33	1,898
ADT, Inc.	292	2,018
American Eagle Outfitters, Inc.	101	1,684
Aptiv PLC*	55	3,326
AutoNation, Inc.*	9	1,529
Best Buy Co., Inc.	112	9,610
Boyd Gaming Corp.	9	653
CarMax, Inc.*	35	2,862
DR Horton, Inc.	46	6,432
eBay, Inc.	180	11,151
Expedia Group, Inc.*	32	5,963
Ford Motor Co.	941	9,316
Gap, Inc. (The)	205	4,844
General Motors Co.	263	14,010
Genuine Parts Co.	34	3,970
Lithia Motors, Inc.	7	2,502
LKQ Corp.	63	2,315
Lucid Group, Inc., Class A*	591	1,785
Macy’s, Inc.	138	2,336
Mattel, Inc.*	111	1,968
MGM Resorts International*	31	1,074
Nordstrom, Inc.	87	2,101
Penske Automotive Group, Inc.	16	2,439
PulteGroup, Inc.	30	3,267
PVH Corp.	18	1,903
Rivian Automotive, Inc., Class A*	213	2,833
Signet Jewelers Ltd.	23	1,856

See Notes to Financial Statements.

Simplify Next Intangible Value Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
VF Corp.	119	$2,554
Victoria’s Secret & Co.*	37	1,532
Wayfair, Inc., Class A*	60	2,659
		112,390
Consumer Staples – 9.6%
Albertsons Cos., Inc., Class A	293	5,755
Archer-Daniels-Midland Co.	80	4,042
Bunge Global SA	24	1,866
Coca-Cola Consolidated, Inc.	2	2,520
Coty, Inc., Class A*	282	1,963
Dollar General Corp.	116	8,795
Dollar Tree, Inc.*	114	8,543
Estee Lauder Cos., Inc. (The), Class A	109	8,173
Kraft Heinz Co. (The)	197	6,050
Kroger Co. (The)	353	21,586
Maplebear, Inc.*	63	2,609
Molson Coors Beverage Co., Class B	34	1,949
Performance Food Group Co.*	37	3,128
Sysco Corp.	84	6,423
Target Corp.	225	30,415
Tyson Foods, Inc., Class A	61	3,504
Walgreens Boots Alliance, Inc.	392	3,657
		120,978
Energy – 2.2%
Antero Resources Corp.*	79	2,769
Chord Energy Corp.	17	1,988
Coterra Energy, Inc.	192	4,904
HF Sinclair Corp.	50	1,752
NOV, Inc.	106	1,548
Ovintiv, Inc.	70	2,835
Valero Energy Corp.	84	10,297
Weatherford International PLC	21	1,504
		27,597
Financials – 10.2%
Allstate Corp. (The)	42	8,097
Ally Financial, Inc.	48	1,729
American International Group, Inc.	98	7,134
Annaly Capital Management, Inc.	84	1,537
Arch Capital Group Ltd.	60	5,541
Assurant, Inc.	8	1,706
Cincinnati Financial Corp.	24	3,449
Citigroup, Inc.	291	20,484
Citizens Financial Group, Inc.	68	2,976
CNA Financial Corp.	43	2,080
Corebridge Financial Inc.	91	2,724
Equitable Holdings, Inc.	47	2,217
Everest Group Ltd.	7	2,537
Fidelity National Financial, Inc.	43	2,414
First Citizens BancShares, Inc., Class A	5	10,565

See Notes to Financial Statements.

Simplify Next Intangible Value Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Franklin Resources, Inc.	81	$1,644
Hartford Financial Services Group, Inc. (The)	47	5,142
Loews Corp.	34	2,879
Markel Group, Inc.*	2	3,452
MetLife, Inc.	108	8,843
Principal Financial Group, Inc.	36	2,787
Prudential Financial, Inc.	57	6,756
Reinsurance Group of America, Inc.	10	2,136
RenaissanceRe Holdings Ltd.	8	1,990
Synchrony Financial	58	3,770
Travelers Cos., Inc. (The)	36	8,672
Unum Group	28	2,045
W R Berkley Corp.	60	3,511
		128,817
Health Care – 11.9%
Alkermes PLC*	53	1,524
Baxter International, Inc.	169	4,928
Biogen, Inc.*	48	7,340
BioMarin Pharmaceutical, Inc.*	62	4,075
Bio-Rad Laboratories, Inc., Class A*	8	2,628
Centene Corp.*	74	4,483
Cigna Group (The)	51	14,083
CVS Health Corp.	241	10,819
Elanco Animal Health, Inc.*	154	1,865
Elevance Health, Inc.	36	13,281
Henry Schein, Inc.*	37	2,560
Humana, Inc.	19	4,821
Incyte Corp.*	66	4,559
Jazz Pharmaceuticals PLC*	20	2,463
Moderna, Inc.*	119	4,948
Molina Healthcare, Inc.*	8	2,328
Pfizer, Inc.	1,815	48,152
Solventum Corp.*	55	3,633
Viatris, Inc.	387	4,818
Zimmer Biomet Holdings, Inc.	65	6,866
		150,174
Industrials – 9.6%
Air Lease Corp.	35	1,687
Alight, Inc., Class A	213	1,474
Builders FirstSource, Inc.*	17	2,430
CACI International Inc, Class A*	9	3,636
CNH Industrial NV	212	2,402
FedEx Corp.	57	16,036
Ferguson Enterprises, Inc.	31	5,381
Flowserve Corp.	41	2,358
Gates Industrial Corp PLC*	81	1,666
General Electric Co.	391	65,215
Lyft, Inc., Class A*	138	1,780
Robert Half, Inc.	30	2,114

See Notes to Financial Statements.

Simplify Next Intangible Value Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Ryder System, Inc.	10	$1,569
Southwest Airlines Co.	148	4,976
Stanley Black & Decker, Inc.	25	2,007
Textron, Inc.	45	3,442
WESCO International, Inc.	17	3,076
		121,249
Information Technology – 18.9%
Amdocs Ltd.	44	3,746
Amkor Technology, Inc.	92	2,364
Arrow Electronics, Inc.*	16	1,810
Box, Inc., Class A*	54	1,706
Cirrus Logic, Inc.*	20	1,992
Cognizant Technology Solutions Corp., Class A	191	14,688
Dell Technologies, Inc., Class C	307	35,379
Dolby Laboratories, Inc., Class A	10	781
Dropbox, Inc., Class A*	112	3,364
Dxc Technology Co.*	71	1,419
F5, Inc.*	22	5,532
Flex Ltd.*	121	4,645
Freshworks, Inc., Class A*	113	1,827
GLOBALFOUNDRIES, Inc.*	215	9,226
Hewlett Packard Enterprise Co.	492	10,504
HP, Inc.	383	12,497
Insight Enterprises, Inc.*	12	1,825
Intel Corp.	1,675	33,584
Juniper Networks, Inc.	124	4,644
Kyndryl Holdings, Inc.*	87	3,010
Micron Technology, Inc.	429	36,105
NetApp, Inc.	81	9,402
Qorvo, Inc.*	36	2,517
Riot Platforms, Inc.*	121	1,235
Sanmina Corp.*	20	1,513
Skyworks Solutions, Inc.	60	5,321
Twilio Inc, Class A*	58	6,269
UiPath, Inc., Class A*	229	2,911
Western Digital Corp*	144	8,587
Zoom Communications, Inc., Class A*	114	9,304
		237,707
Materials – 4.7%
Albemarle Corp.	45	3,874
Cleveland-Cliffs, Inc.*	143	1,344
Corteva, Inc.	118	6,721
CRH PLC	95	8,789
Dow, Inc.	116	4,655
DuPont de Nemours, Inc.	67	5,109
International Paper Co.	108	5,813
Lyondellbasell Industries NV, Class A	54	4,011
Nucor Corp.	43	5,019
PPG Industries, Inc.	32	3,822

See Notes to Financial Statements.

Simplify Next Intangible Value Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Reliance, Inc.	15	$4,039
RPM International, Inc.	18	2,215
Sonoco Products Co.	30	1,465
Westlake Corp.	21	2,408
		59,284
Real Estate – 1.2%
Alexandria Real Estate Equities, Inc.	27	2,634
Jones Lang LaSalle, Inc.*	7	1,772
VICI Properties, Inc.	325	9,493
WP Carey, Inc.	33	1,798
		15,697
Utilities – 3.3%
American Electric Power Co, Inc.	61	5,626
Atmos Energy Corp.	18	2,507
Consolidated Edison, Inc.	39	3,480
Dominion Energy, Inc.	97	5,224
Evergy, Inc.	26	1,600
Exelon Corp.	114	4,291
NiSource, Inc.	52	1,912
PG&E Corp.	247	4,985
PPL Corp.	85	2,759
Sempra	71	6,228
UGI Corp.	108	3,049
		41,661
Total Common Stocks (Cost $1,287,887)		1,257,688

Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(a)
(Cost $2,070)	2,070	2,070

Total Investments – 99.9%
(Cost $1,289,957)		$1,259,758
Other Assets in Excess of Liabilities – 0.1%		1,368
Net Assets – 100.0%		$1,261,126

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
Common Stocks	99.7%
Money Market Funds	0.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Next Intangible Value Index ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify Short Term Treasury Futures Strategy ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 98.6%
U.S. Treasury Bill, 4.80%, 1/14/2025 (a)	$422,900,000	$422,309,817
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	18,100,000	17,953,063
U.S. Treasury Bill, 4.49%, 4/1/2025 (a)	75,500,000	74,724,225
Total U.S. Treasury Bills (Cost $514,818,957)		514,987,105

Total Investments – 98.6%
(Cost $514,818,957)		$514,987,105
Other Assets in Excess of Liabilities – 1.4%		7,190,563
Net Assets – 100.0%		$522,177,668

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT)	13,427	$2,760,717,092	3/31/25	$(2,836,751)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	98.6%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify Treasury Option Income ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 98.9%
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	$205,400,000	$203,732,551
U.S. Treasury Bill, 4.39%, 4/1/2025 (a)	64,200,000	63,540,334
Total U.S. Treasury Bills (Cost $267,197,450)		267,272,885

	Number of Contracts	Notional Amount
Purchased Options – 0.1%

Calls – Exchange-Traded – 0.0%†
U.S. Long Bond, January Strike Price $134, Expires 1/24/25	840	112,560,000	13,125
U.S. Long Bond, January Strike Price $135, Expires 1/24/25	78	10,530,000	1,219
U.S. Long Bond, January Strike Price $137, Expires 1/24/25	2,411	330,307,000	37,672
U.S. Long Bond, January Strike Price $138, Expires 1/24/25	671	92,598,000	10,484
			62,500
Puts – Exchange-Traded – 0.1%
U.S. Long Bond, January Strike Price $95, Expires 1/24/25	3,531	335,445,000	55,172
U.S. Long Bond, January Strike Price $96, Expires 1/24/25	469	45,024,000	7,328
			62,500

Total Purchased Options (Cost $138,760)			125,000

Total Investments – 99.0%
(Cost $267,336,210)			$267,397,885
Other Assets in Excess of Liabilities – 1.0%			2,761,420
Net Assets – 100.0%			$270,159,305

	Number of Contracts	Notional Amount
Written Options – (0.3)%

Calls – Exchange-Traded – (0.1)%
U.S. Long Bond, January Strike Price $122, Expires 1/24/25	(3,940)	$(480,680,000)	$(184,688)
U.S. Long Bond, February Strike Price $122, Expires 2/21/25	(60)	(7,320,000)	(11,250)
			(195,938)
Puts – Exchange-Traded – (0.2)%
U.S. Long Bond, January Strike Price $108, Expires 1/24/25	(3,233)	$(349,164,000)	$(252,578)
U.S. Long Bond, January Strike Price $110, Expires 1/24/25	(1,767)	(194,370,000)	(386,531)
			(639,109)

Total Written Options (Premiums Received $1,407,067)			$(835,047)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

See Notes to Financial Statements.

Simplify Treasury Option Income ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	98.9%
Purchased Options	0.1%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify US Equity PLUS Bitcoin Strategy ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 97.3%
Alternative Funds – 10.5%
Grayscale Bitcoin Mini Trust ETF*	99,349	$4,159,742
Equity Funds – 86.8%
iShares Core S&P 500 ETF(a)	58,584	34,487,229
Total U.S. Exchange-Traded Funds (Cost $36,855,320)		38,646,971

Principal
U.S. Treasury Bills – 2.1%
U.S. Treasury Bill, 4.80%, 1/14/2025 (b)
(Cost $848,554)	$850,000	848,814

	Shares
Money Market Funds – 0.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(c)
(Cost $147,417)	147,417	147,417

Total Investments – 99.8%
(Cost $37,851,291)		$39,643,202
Other Assets in Excess of Liabilities – 0.2%		90,153
Net Assets – 100.0%		$39,733,355

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
S&P 500 E-Mini Future	18	$5,342,175	3/21/25	$(156,110)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	97.3%
U.S. Treasury Bills	2.1%
Money Market Funds	0.4%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 100.4%
Equity Funds – 100.4%
iShares Core S&P 500 ETF(a)(b)
(Cost $55,274,252)	119,296	$70,227,170

	Number of Contracts	Notional Amount
Purchased Options – 0.6%

Calls – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $6,150, Expires 1/06/25(c)	26	$15,990,000	130
S&P 500 Index, January Strike Price $6,150, Expires 1/10/25(c)	32	19,680,000	1,840
S&P 500 Index, January Strike Price $6,145, Expires 1/17/25(c)	32	19,664,000	7,360
			9,330
Puts – Exchange-Traded – 0.6%
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(c)	11	21,395,000	3,768
Nasdaq 100 Index, January Strike Price $205, Expires 1/10/25(c)	99	2,029,500	9,554
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25(c)	11	21,230,000	8,415
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(c)	9	17,010,000	9,765
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(c)	118	23,718,000	5,015
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(c)	96	18,960,000	6,480
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(c)	71	14,022,500	9,656
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25	81	45,967,500	2,430
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25	74	41,884,000	5,180
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(c)	41	22,345,000	2,972
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(c)	46	25,162,000	7,130
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(c)	25	13,250,000	5,687
S&P 500 Index, January Strike Price $4,960, Expires 1/17/25(c)	27	13,392,000	4,860
S&P 500 Index, January Strike Price $4,960, Expires 1/17/25(c)	116	57,536,000	21,750
S&P 500 Index, February Strike Price $4,990, Expires 2/21/25(c)	121	60,379,000	119,790
S&P 500 Index, March Strike Price $5,060, Expires 3/21/25(c)	93	47,058,000	203,205
SPDR Gold Shares, January Strike Price $220, Expires 1/03/25(c)	158	3,476,000	158
SPDR Gold Shares, January Strike Price $224, Expires 1/10/25(c)	198	4,435,200	792
SPDR Gold Shares, January Strike Price $225, Expires 1/15/25(c)	206	4,635,000	1,442
			428,049

Total Purchased Options (Cost $1,589,118)			437,379

	Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(d)
(Cost $26,394)	26,394	26,394

Total Investments – 101.0%
(Cost $56,889,764)		$70,690,943
Liabilities in Excess of Other Assets – (1.0)%		(707,869)
Net Assets – 100.0%		$69,983,074

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
Written Options – (1.3)%
Puts – Exchange-Traded – (1.3)%
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(11)	$(22,797,500)	$(125,345)
Nasdaq 100 Index, January Strike Price $255, Expires 1/10/25	(99)	(2,524,500)	(44,798)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(11)	(22,660,000)	(120,725)
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(9)	(17,887,500)	(39,510)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(118)	(25,193,000)	(30,385)
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(96)	(20,448,000)	(42,240)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(71)	(14,945,500)	(38,766)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(41)	(23,800,500)	(74,825)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(46)	(26,634,000)	(98,670)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(25)	(14,200,000)	(32,750)
S&P 500 Index, January Strike Price $4,670, Expires 1/17/25	(116)	(54,172,000)	(16,530)
S&P 500 Index, January Strike Price $4,670, Expires 1/17/25	(27)	(12,609,000)	(3,712)
S&P 500 Index, February Strike Price $4,700, Expires 2/21/25	(121)	(56,870,000)	(80,465)
S&P 500 Index, March Strike Price $4,775, Expires 3/21/25	(93)	(44,407,500)	(131,130)
SPDR Gold Shares, January Strike Price $232, Expires 1/03/25	(158)	(3,665,600)	(316)
SPDR Gold Shares, January Strike Price $234, Expires 1/10/25	(198)	(4,633,200)	(3,267)
SPDR Gold Shares, January Strike Price $234, Expires 1/15/25	(206)	(4,820,400)	(6,386)
			(889,820)

Total Written Options (Premiums Received $1,101,703)			$(889,820)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $29,434,000 have been pledged as collateral for options as of December 31, 2024.
(c)	Held in connection with Written Options.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.4%
Purchased Options	0.6%
Money Market Funds	0.0%†
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Net Assets	100.0%

†	Less than 0.05%
††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 99.9%
Equity Funds – 99.9%
iShares Core S&P 500 ETF(a)(b)
(Cost $120,962,854)	232,688	$136,978,772

	Number of Contracts	Notional Amount
Purchased Options – 0.9%
Puts – Exchange-Traded – 0.9%
MicroStrategy, Inc., January Strike Price $205, Expires 1/10/25(c)	364	$7,462,000	35,126
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(c)	8	15,560,000	2,740
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25(c)	8	15,440,000	6,120
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(c)	7	13,230,000	7,595
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(c)	86	17,286,000	3,655
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(c)	70	13,825,000	4,725
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(c)	54	10,665,000	7,344
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25(c)	150	85,125,000	4,500
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25(c)	136	76,976,000	9,520
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(c)	30	16,350,000	2,175
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(c)	33	18,051,000	5,115
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(c)	18	9,540,000	4,095
S&P 500 Index, January Strike Price $4,960, Expires 1/17/25(c)	302	149,792,000	56,625
S&P 500 Index, January Strike Price $4,960, Expires 1/17/25(c)	69	34,224,000	12,420
S&P 500 Index, February Strike Price $4,990, Expires 2/21/25(c)	305	152,195,000	301,950
S&P 500 Index, March Strike Price $5,060, Expires 3/21/25(c)	335	169,510,000	731,975
SPDR Gold Shares, January Strike Price $220, Expires 1/03/25(c)	569	12,518,000	569
SPDR Gold Shares, January Strike Price $224, Expires 1/10/25(c)	725	16,240,000	2,900
SPDR Gold Shares, January Strike Price $225, Expires 1/15/25(c)	784	17,640,000	5,488
			1,204,637

Total Purchased Options (Cost $2,975,518)			1,204,637

Total Investments – 100.8%
(Cost $123,938,372)			$138,183,409
Liabilities in Excess of Other Assets – (0.8)%			(1,128,662)
Net Assets – 100.0%			$137,054,747

	Number of Contracts	Notional Amount
Written Options – (1.0)%
Puts – Exchange-Traded – (1.0)%
MicroStrategy, Inc., January Strike Price $255, Expires 1/10/25	(364)	$(9,282,000)	$(164,710)
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(8)	(16,580,000)	(91,160)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(8)	(16,480,000)	(87,800)
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(7)	(13,912,500)	(30,730)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(86)	(18,361,000)	(22,145)

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(70)	$(14,910,000)	$(30,800)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(54)	(11,367,000)	(29,484)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(30)	(17,415,000)	(54,750)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(33)	(19,107,000)	(70,785)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(18)	(10,224,000)	(23,580)
S&P 500 Index, January Strike Price $4,670, Expires 1/17/25	(302)	(141,034,000)	(43,035)
S&P 500 Index, January Strike Price $4,670, Expires 1/17/25	(69)	(32,223,000)	(9,487)
S&P 500 Index, February Strike Price $4,700, Expires 2/21/25	(305)	(143,350,000)	(202,825)
S&P 500 Index, March Strike Price $4,775, Expires 3/21/25	(335)	(159,962,500)	(472,350)
SPDR Gold Shares, January Strike Price $232, Expires 1/03/25	(569)	(13,200,800)	(1,138)
SPDR Gold Shares, January Strike Price $234, Expires 1/10/25	(725)	(16,965,000)	(11,963)
SPDR Gold Shares, January Strike Price $234, Expires 1/15/25	(784)	(18,345,600)	(24,304)
			(1,371,046)

Total Written Options (Premiums Received $2,372,466)			$(1,371,046)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $66,337,172 have been pledged as collateral for options as of December 31, 2024.
(c)	Held in connection with Written Options.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.9%
Purchased Options	0.9%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

Simplify US Equity PLUS QIS ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 88.8%
Alternative Funds – 50.7%
Simplify Multi-QIS Alternative ETF(a)(b)	56,210	$1,376,977
Equity Funds – 38.1%
iShares Core S&P 500 ETF(c)	1,756	1,033,722
Total U.S. Exchange-Traded Funds (Cost $2,235,687)		2,410,699

	Principal
U.S. Treasury Bills – 5.5%
U.S. Treasury Bill, 4.33%, 3/13/2025 (d)
(Cost $148,748)	$150,000	148,782

Total Investments – 94.3%
(Cost $2,384,435)		$2,559,481
Other Assets in Excess of Liabilities – 5.7%		155,202
Net Assets – 100.0%		$2,714,683

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
S&P 500 E-Mini Future	6	$1,780,725	3/21/25	$(58,065)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Multi-QIS Alternative ETF	$1,501,176	$250,745	$(325,127)	$(16,816)	$(33,001)	$1,376,977	56,210	$10,124	$—

See Notes to Financial Statements.

Simplify US Equity PLUS QIS ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	88.8%
U.S. Treasury Bills	5.5%
Total Investments	94.3%
Other Assets in Excess of Liabilities	5.7%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

Simplify US Equity PLUS Upside Convexity ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 100.4%
Equity Funds – 100.4%
iShares Core S&P 500 ETF(a)(b)
(Cost $16,778,855)	29,710	$17,489,683

Money Market Funds – 0.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(c)
(Cost $89,779)	89,779	89,779

	Number of Contracts	Notional Amount
Purchased Options – 0.2%

Calls – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $6,150, Expires 1/03/25	13	$7,995,000	65
S&P 500 Index, January Strike Price $6,150, Expires 1/10/25	16	9,840,000	920
S&P 500 Index, January Strike Price $6,145, Expires 1/17/25	16	9,832,000	3,680
			4,665
Puts – Exchange-Traded – 0.2%
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(d)	4	7,780,000	1,370
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25(d)	4	7,720,000	3,060
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(d)	3	5,670,000	3,255
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(d)	43	8,643,000	1,828
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(d)	36	7,110,000	2,430
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(d)	27	5,332,500	3,672
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25	38	21,565,000	1,140
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25	34	19,244,000	2,380
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(d)	15	8,175,000	1,087
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(d)	17	9,299,000	2,635
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(d)	9	4,770,000	2,047
			24,904

Total Purchased Options (Cost $285,115)			29,569

Total Investments – 101.1%
(Cost $17,153,749)			$17,609,031
Liabilities in Excess of Other Assets – (1.1)%			(195,475)
Net Assets – 100.0%			$17,413,556

	Number of Contracts	Notional Amount
Written Options – (1.3)%
Puts – Exchange-Traded – (1.3)%
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(4)	$(8,290,000)	$(45,580)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(4)	(8,240,000)	(43,900)
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(3)	(5,962,500)	(13,170)

See Notes to Financial Statements.

Simplify US Equity PLUS Upside Convexity ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(43)	$(9,180,500)	$(11,073)
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(36)	(7,668,000)	(15,840)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(27)	(5,683,500)	(14,742)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(15)	(8,707,500)	(27,375)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(17)	(9,843,000)	(36,465)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(9)	(5,112,000)	(11,790)
			(219,935)

Total Written Options (Premiums Received $143,764)			$(219,935)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $13,833,980 have been pledged as collateral for options as of December 31, 2024.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.
(d)	Held in connection with Written Options.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.4%
Money Market Funds	0.5%
Purchased Options	0.2%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

Simplify US Small Cap PLUS Income ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 99.5%
Equity Funds – 99.5%
iShares Core S&P Small-Cap ETF(a)
(Cost $2,445,360)	19,280	$2,221,442

Money Market Funds – 0.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(b)
(Cost $11,283)	11,283	11,283

	Number of Contracts	Notional Amount
Purchased Options – 0.1%
Puts – Exchange-Traded – 0.1%
MicroStrategy, Inc., January Strike Price $205, Expires 1/10/25(c)	11	$225,500	1,061
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(c)	4	804,000	170
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(c)	3	592,500	203
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(c)	2	395,000	272
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25	2	1,135,000	60
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25	2	1,132,000	140
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(c)	1	545,000	72
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(c)	1	547,000	155
SPDR Gold Shares, January Strike Price $220, Expires 1/03/25(c)	18	396,000	18
SPDR Gold Shares, January Strike Price $224, Expires 1/10/25(c)	23	515,200	92
SPDR Gold Shares, January Strike Price $225, Expires 1/15/25(c)	25	562,500	175
			2,418

Total Purchased Options (Cost $4,439)			2,418

Total Investments – 100.1%
(Cost $2,461,082)			$2,235,143
Liabilities in Excess of Other Assets – (0.1)%			(2,679)
Net Assets – 100.0%			$2,232,464

	Number of Contracts	Notional Amount
Written Options – (0.6)%
Puts – Exchange-Traded – (0.6)%
MicroStrategy, Inc., January Strike Price $255, Expires 1/10/25	(11)	$(280,500)	$(4,978)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(4)	(854,000)	(1,030)
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(3)	(639,000)	(1,320)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(2)	(421,000)	(1,092)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(1)	(580,500)	(1,825)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(1)	(579,000)	(2,145)
SPDR Gold Shares, January Strike Price $232, Expires 1/03/25	(18)	(417,600)	(36)
SPDR Gold Shares, January Strike Price $234, Expires 1/10/25	(23)	(538,200)	(379)

See Notes to Financial Statements.

Simplify US Small Cap PLUS Income ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
SPDR Gold Shares, January Strike Price $234, Expires 1/15/25	(25)	$(585,000)	$(775)
			(13,580)

Total Written Options (Premiums Received $12,284)			$(13,580)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.
(c)	Held in connection with Written Options.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.5%
Money Market Funds	0.5%
Purchased Options	0.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

Simplify Bitcoin Strategy PLUS Income ETF

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 169.3%
U.S. Treasury Bill, 4.81%, 1/14/2025 (a)(b)	$2,600,000	$2,596,371
U.S. Treasury Bill, 4.32%, 1/28/2025 (a)(c)	42,000,000	41,872,903
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)(b)	24,300,000	24,102,732
U.S. Treasury Bill, 4.46%, 4/1/2025 (a)(b)	24,700,000	24,446,203
Total U.S. Treasury Bills (Cost $92,993,352)		93,018,209

	Number of Contracts	Notional Amount
Purchased Options – 0.4%
Puts – Exchange-Traded – 0.4%
iShares Bitcoin Trust, January Strike Price $65, Expires 1/10/25	7,500	48,750,000	56,250
MicroStrategy, Inc., January Strike Price $205, Expires 1/10/25(d)	584	11,972,000	56,356
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(d)	13	25,285,000	4,452
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25(d)	13	25,090,000	9,945
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(d)	11	20,790,000	11,935
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(d)	143	28,743,000	6,078
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(d)	117	23,107,500	7,898
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(d)	89	17,577,500	12,104
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25	120	68,100,000	3,600
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25	106	59,996,000	7,420
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(d)	49	26,705,000	3,552
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(d)	56	30,632,000	8,680
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(d)	30	15,900,000	6,825
SPDR Gold Shares, January Strike Price $220, Expires 1/03/25(d)	934	20,548,000	934
SPDR Gold Shares, January Strike Price $224, Expires 1/10/25(d)	1,211	27,126,400	4,844
SPDR Gold Shares, January Strike Price $225, Expires 1/15/25(d)	1,282	28,845,000	8,974
			209,847

Total Purchased Options (Cost $1,927,513)			209,847

Total Investments – 169.7%
(Cost $94,920,865)			$93,228,056
Liabilities in Excess of Other Assets – (69.7)%			(38,290,184)
Net Assets – 100.0%			$54,937,872

	Number of Contracts	Notional Amount
Written Options – (1.9)%
Puts – Exchange-Traded – (1.9)%
MicroStrategy, Inc., January Strike Price $255, Expires 1/10/25	(584)	$(14,892,000)	$(264,260)
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(13)	(26,942,500)	(148,135)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(13)	(26,780,000)	(142,675)
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(11)	(21,862,500)	(48,290)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(143)	(30,530,500)	(36,823)

See Notes to Financial Statements.

Simplify Bitcoin Strategy PLUS Income ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(117)	$(24,921,000)	$(51,480)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(89)	(18,734,500)	(48,594)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(49)	(28,444,500)	(89,425)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(56)	(32,424,000)	(120,120)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(30)	(17,040,000)	(39,300)
SPDR Gold Shares, January Strike Price $232, Expires 1/03/25	(934)	(21,668,800)	(1,868)
SPDR Gold Shares, January Strike Price $234, Expires 1/10/25	(1,211)	(28,337,400)	(19,981)
SPDR Gold Shares, January Strike Price $234, Expires 1/15/25	(1,282)	(29,998,800)	(39,742)
			(1,050,693)

Total Written Options (Premiums Received $783,388)			$(1,050,693)

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $26,848,791 have been pledged as collateral for options as of December 31, 2024.
(c)	Security, or a portion thereof, in the amount of $41,872,740 has been pledged as collateral for reverse repurchase agreements as of December 31, 2024. See note 5 for additional information
(d)	Held in connection with Written Options.

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
CME Bitcoin Futures	119	$56,001,400	1/31/25	$(5,384,290)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	169.3%
Purchased Options	0.4%
Total Investments	169.7%
Liabilities in Excess of Other Assets	(69.7)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

At December 31, 2024, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.95%	12/31/2024	1/2/2025	$41,024,263	$41,024,263
				$41,024,263	$41,024,263

See Notes to Financial Statements.

Simplify Gold Strategy PLUS Income ETF

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 97.6%
U.S. Treasury Bill, 4.49%, 2/20/2025 (a)	$3,000,000	$2,982,992
U.S. Treasury Bill, 4.30%, 3/13/2025 (a)	6,700,000	6,645,609
U.S. Treasury Bill, 4.39%, 4/1/2025 (a)	900,000	890,752
Total U.S. Treasury Bills (Cost $10,516,883)		10,519,353

	Number of Contracts	Notional Amount
Purchased Options – 0.1%
Puts – Exchange-Traded – 0.1%
MicroStrategy, Inc., January Strike Price $205, Expires 1/10/25(b)	56	1,148,000	5,404
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(b)	1	1,945,000	342
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25(b)	1	1,930,000	765
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(b)	1	1,890,000	1,085
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(b)	13	2,613,000	553
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(b)	10	1,975,000	675
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(b)	8	1,580,000	1,088
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25	11	6,242,500	330
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25	10	5,660,000	700
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(b)	4	2,180,000	290
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(b)	5	2,735,000	775
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(b)	2	1,060,000	455
SPDR Gold Shares, January Strike Price $220, Expires 1/03/25(b)	34	748,000	34
SPDR Gold Shares, January Strike Price $224, Expires 1/10/25(b)	111	2,486,400	444
SPDR Gold Shares, January Strike Price $225, Expires 1/15/25(b)	123	2,767,500	861
			13,801

Total Purchased Options (Cost $23,796)			13,801

Total Investments – 97.7%
(Cost $10,540,679)			$10,533,154
Other Assets in Excess of Liabilities – 2.3%			249,673
Net Assets – 100.0%			$10,782,827

	Number of Contracts	Notional Amount
Written Options – (0.8)%
Puts – Exchange-Traded – (0.8)%
MicroStrategy, Inc., January Strike Price $255, Expires 1/10/25	(56)	$(1,428,000)	$(25,340)
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(1)	(2,072,500)	(11,395)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(1)	(2,060,000)	(10,975)
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(1)	(1,987,500)	(4,390)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(13)	(2,775,500)	(3,348)
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(10)	(2,130,000)	(4,400)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(8)	(1,684,000)	(4,368)

See Notes to Financial Statements

Simplify Gold Strategy PLUS Income ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(4)	$(2,322,000)	$(7,300)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(5)	(2,895,000)	(10,725)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(2)	(1,136,000)	(2,620)
SPDR Gold Shares, January Strike Price $232, Expires 1/03/25	(34)	(788,800)	(68)
SPDR Gold Shares, January Strike Price $234, Expires 1/10/25	(111)	(2,597,400)	(1,831)
SPDR Gold Shares, January Strike Price $234, Expires 1/15/25	(123)	(2,878,200)	(3,813)
			(90,573)

Total Written Options (Premiums Received $67,293)			$(90,573)

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Held in connection with Written Options.

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
Gold 100 OZ Future	61	$16,110,100	2/26/25	$(47,350)

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	97.6%
Purchased Options	0.1%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements

Simplify Macro Strategy ETF

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 80.5%
Alternative Funds – 54.2%
Simplify Managed Futures Strategy ETF(a)(b)(c)	140,378	$3,915,143
Simplify Multi-QIS Alternative ETF(a)	106,083	2,598,715
		6,513,858
Equity Funds – 26.3%
Simplify Next Intangible Value Index ETF(a)	26,999	680,604
Simplify US Equity PLUS QIS ETF(a)	33,592	913,293
Simplify Wolfe US Equity 150/50 ETF(a)	59,800	1,561,940
		3,155,837
Total U.S. Exchange-Traded Funds (Cost $9,403,298)		9,669,695

	Principal
U.S. Treasury Bills – 12.0%
U.S. Treasury Bill, 4.80%, 1/14/2025 (c)(d)	$950,000	948,674
U.S. Treasury Bill, 4.63%, 1/23/2025 (c)(d)	500,000	498,764
Total U.S. Treasury Bills (Cost $1,447,057)		1,447,438

Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(e)
(Cost $17,279)	17,279	17,279

	Number of Contracts	Notional Amount
Purchased Options – 0.1%

Calls – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $6,150, Expires 1/06/25	4	2,460,000	20
S&P 500 Index, January Strike Price $6,150, Expires 1/10/25	5	3,075,000	287
S&P 500 Index, January Strike Price $6,145, Expires 1/17/25	5	3,072,500	1,150
			1,457
Puts – Exchange-Traded – 0.1%
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(f)	1	1,945,000	343
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25(f)	1	1,930,000	765
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(f)	1	1,890,000	1,085
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(f)	14	2,814,000	595
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(f)	12	2,370,000	810
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(f)	9	1,777,500	1,224
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25	13	7,377,500	390
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25	12	6,792,000	840
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(f)	5	2,725,000	362
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(f)	5	2,735,000	775
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(f)	3	1,590,000	683
			7,872

Total Purchased Options (Cost $88,851)			9,329

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Value
Total Investments – 99.0%
(Cost $11,624,885)	$11,900,901
Other Assets in Excess of Liabilities – 1.0%	115,013
Net Assets – 100.0%	$12,015,914

	Number of Contracts	Notional Amount
Written Options – (0.5)%
Puts – Exchange-Traded – (0.5)%
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(1)	$(2,072,500)	$(11,395)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(1)	(2,060,000)	(10,975)
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(1)	(1,987,500)	(4,390)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(14)	(2,989,000)	(3,605)
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(12)	(2,556,000)	(5,280)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(9)	(1,894,500)	(4,914)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(5)	(2,902,500)	(9,125)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(5)	(2,895,000)	(10,725)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(3)	(1,704,000)	(3,930)
			(64,339)

Total Written Options (Premiums Received $44,228)			$(64,339)

†	Less than 0.05%
(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Securities with an aggregate market value of $5,352,035 have been pledged as collateral for options and swaps as of December 31, 2024.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(e)	Rate shown reflects the 7-day yield as of December 31, 2024.
(f)	Held in connection with Written Options.

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify High Yield PLUS Credit Hedge ETF	$2,205,629	$—	$(2,242,318)	$113,842	$(77,153)	$—	—	$45,308	$—
Simplify Intermediate Term Treasury Futures Strategy ETF	348,938	—	(367,410)	(64,525)	82,997	—	—	3,677	—
Simplify Managed Futures Strategy ETF	2,150,450	3,456,700	(1,858,794)	30,875	135,912	3,915,143	140,378	122,662	—
Simplify Market Neutral Equity Long/Short ETF	2,871,422	—	(2,694,144)	(215,353)	38,075	—	—	9,467	—
Simplify Multi-QIS Alternative ETF	—	5,273,879	(2,645,289)	(34,487)	4,612	2,598,715	106,083	1,328	—
Simplify Next Intangible Core Index ETF	968,288	—	(279,635)	33,334	35,173	757,160	26,999	26,900	—
Simplify Next Intangible Value Index ETF	960,246	—	(273,750)	24,736	(30,628)	680,604	26,999	56,255	—
Simplify Short Term Treasury Futures Strategy ETF	2,163,639	—	(2,273,644)	(178,011)	288,016	—	—	20,460	—
Simplify US Equity PLUS QIS ETF	1,383,961	—	(386,141)	70,298	(154,825)	913,293	33,592	85,206	—
Simplify Wolfe US Equity 150/50 ETF	—	1,696,448	(138,085)	2,369	1,208	1,561,940	59,800	—	—
	$13,052,573	$10,427,027	$(13,159,210)	$(216,922)	$323,387	$10,426,855	393,851	$371,263	$—

As of December 31, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Nomura Securities	1/15/2010	AUD	5,940,000	USD	3,710,914	$33,925	$—
BNY Mellon Capital Market	1/15/2010	COP	1,319,246,000	USD	298,000	1,721	—
Nomura Securities	4/5/2010	CAD	5,260,000	USD	3,657,076	—	(12,832)
BNY Mellon Capital Market	8/17/2010	TWD	9,135,585	USD	284,316	3,727	—
Nomura Securities	8/18/2010	GBP	3,020,000	USD	3,800,915	22,411	—
Nomura Securities	8/18/2010	NOK	28,200,000	USD	2,491,542	14,738	—
Nomura Securities	5/31/2011	CAD	3,500,000	USD	2,445,665	3,711	—
Nomura Securities	9/15/2011	JPY	674,000,000	USD	4,327,821	5,013	—
Nomura Securities	9/2/2015	GBP	140,000	USD	177,918	2,755	—
BNY Mellon Capital Market	12/2/2015	COP	1,196,108,500	USD	269,000	376	—

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/3/2015	MXN	5,790,193	USD	282,000	$7,892	$—
The Bank of New York Mellon	3/2/2016	SGD	1,121,903	USD	841,751	17,645	—
BNY Mellon Capital Market	3/3/2016	CNH	5,071,676	USD	701,627	9,134	—
Nomura Securities	3/3/2016	SEK	21,110,000	USD	1,949,733	33,581	—
Nomura Securities	6/2/2016	USD	969,895	AUD	1,500,000	—	(41,362)
The Bank of New York Mellon	11/2/2016	ZAR	4,509,875	USD	250,000	12,716	—
Nomura Securities	3/20/2017	USD	203,693	GBP	160,000	—	(3,508)
Nomura Securities	2/28/2018	NOK	42,840,000	USD	3,822,507	59,871	—
BNY Mellon Capital Market	1/23/2019	TWD	8,343,477	USD	258,117	1,857	—
Nomura Securities	1/23/2019	USD	4,450,304	CHF	3,930,000	—	(81,765)
BNY Mellon Capital Market	3/5/2019	KRW	1,363,631,090	USD	967,423	38,399	—
The Bank of New York Mellon	3/5/2019	ZAR	1,582,687	USD	87,000	3,728	—
Nomura Securities	4/3/2019	CHF	1,080,000	USD	1,233,466	32,952	—
Nomura Securities	1/15/2020	CAD	200,000	USD	141,697	2,157	—
BNY Mellon Capital Market	1/13/2023	BRL	4,656,845	USD	759,000	15,302	—
Nomura Securities	3/19/2025	AUD	3,050,000	USD	1,944,622	56,606	—
Nomura Securities	3/19/2025	AUD	1,500,000	USD	957,415	28,882	—
Nomura Securities	3/19/2025	CAD	1,810,000	USD	1,286,933	24,094	—
Nomura Securities	3/19/2025	CAD	1,820,000	USD	1,290,339	20,523	—
Nomura Securities	3/19/2025	CHF	1,190,000	USD	1,372,385	49,595	—
The Bank of New York Mellon	3/19/2025	CNH	4,695,538	USD	647,000	5,865	—
BNY Mellon Capital Market	3/19/2025	COP	379,950,000	USD	85,000	—	(330)
Nomura Securities	3/19/2025	EUR	2,450,000	USD	2,583,396	36,770	—
Nomura Securities	3/19/2025	GBP	3,040,000	USD	3,835,647	32,120	—
Nomura Securities	3/19/2025	JPY	191,810,000	USD	1,285,612	55,408	—
Nomura Securities	3/19/2025	JPY	198,940,000	USD	1,318,831	42,897	—
BNY Mellon Capital Market	3/19/2025	KRW	1,302,062,400	USD	912,000	24,922	—
The Bank of New York Mellon	3/19/2025	MXN	9,360,715	USD	455,000	11,863	—
Nomura Securities	3/19/2025	NOK	21,460,000	USD	1,930,603	45,772	—
Nomura Securities	3/19/2025	SEK	27,580,000	USD	2,514,363	10,930	—
The Bank of New York Mellon	3/19/2025	SGD	1,040,869	USD	777,000	12,418	—
Nomura Securities	3/19/2025	USD	3,854,087	AUD	6,060,000	—	(102,815)
Nomura Securities	3/19/2025	USD	1,814,370	AUD	2,910,000	—	(13,017)
Nomura Securities	3/19/2025	USD	1,835,308	AUD	2,930,000	—	(21,574)
BNY Mellon Capital Market	3/19/2025	USD	273,605	BRL	1,659,193	—	(8,632)
BNY Mellon Capital Market	3/19/2025	USD	364,000	BRL	2,239,983	—	(6,275)
BNY Mellon Capital Market	3/19/2025	USD	636,000	BRL	3,817,844	—	(26,290)
Nomura Securities	3/19/2025	USD	3,671,582	CAD	5,260,000	—	(1,674)
Nomura Securities	3/19/2025	USD	127,425	CAD	180,000	—	(1,838)
Nomura Securities	3/19/2025	USD	2,549,330	CAD	3,650,000	—	(2,721)
BNY Mellon Capital Market	3/19/2025	USD	63,000	CNH	456,318	—	(694)
BNY Mellon Capital Market	3/19/2025	USD	887,000	COP	3,891,978,600	—	(12,932)
BNY Mellon Capital Market	3/19/2025	USD	979,909	COP	4,382,643,003	4,354	—
Nomura Securities	3/19/2025	USD	3,643,205	GBP	2,900,000	—	(14,840)
Nomura Securities	3/19/2025	USD	1,923,275	GBP	1,510,000	—	(34,023)
Nomura Securities	3/19/2025	USD	3,838,117	GBP	3,020,000	—	(59,612)
Nomura Securities	3/19/2025	USD	1,930,148	GBP	1,510,000	—	(40,896)
BNY Mellon Capital Market	3/19/2025	USD	1,706,000	INR	146,707,470	—	(4,267)
Nomura Securities	3/19/2025	USD	4,549,989	JPY	684,140,000	—	(162,147)

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
BNY Mellon Capital Market	3/19/2025	USD	69,000	KRW	97,743,813	$—	$(2,408)
The Bank of New York Mellon	3/19/2025	USD	257,000	MXN	5,266,547	—	(7,681)
The Bank of New York Mellon	3/19/2025	USD	1,028,000	MXN	21,024,039	—	(32,721)
The Bank of New York Mellon	3/19/2025	USD	209,000	MXN	4,266,777	—	(7,010)
The Bank of New York Mellon	3/19/2025	USD	708,000	MXN	14,536,160	—	(19,858)
Nomura Securities	3/19/2025	USD	3,845,092	NOK	42,840,000	—	(82,457)
Nomura Securities	3/19/2025	USD	2,479,662	NOK	28,200,000	—	(2,857)
Nomura Securities	3/19/2025	USD	918,091	NOK	10,240,000	—	(18,712)
Nomura Securities	3/19/2025	USD	1,012,306	NOK	11,220,000	—	(26,854)
Nomura Securities	3/19/2025	USD	2,515,184	SEK	27,580,000	—	(11,751)
Nomura Securities	3/19/2025	USD	859,558	SEK	9,390,000	—	(7,229)
Nomura Securities	3/19/2025	USD	1,074,143	SEK	11,720,000	—	(10,320)
The Bank of New York Mellon	3/19/2025	USD	78,000	SGD	104,154	—	(1,493)
BNY Mellon Capital Market	3/19/2025	USD	28,604	TWD	920,051	—	(346)
The Bank of New York Mellon	3/19/2025	USD	847,409	ZAR	15,407,931	—	(36,733)
The Bank of New York Mellon	3/19/2025	USD	760,000	ZAR	13,575,500	—	(45,735)
The Bank of New York Mellon	3/19/2025	ZAR	22,630,475	USD	1,203,000	12,315	—
Total unrealized appreciation (depreciation)						$798,945	$(968,209)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	80.5%
U.S. Treasury Bills	12.0%
Money Market Funds	0.1%
Purchased Options	0.1%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

At December 31, 2024, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
Morgan Stanley Custom Junk Index*	2/14/2025	5.33% (EFFR - 0.25%)(c)	MSCS	3,006,665	$124,218
Morgan Stanley Custom Quality Index*	2/14/2025	5.33% (EFFR + 0.35%)(c)	MSCS	(3,443,026)	(120,000)
					$4,218

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Quality Index basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Basic Materials
Element Solutions, Inc.	1,213	$(3,481)	2.90%

Communications
Cisco Systems, Inc.	592	(1,701)	1.42%
Interpublic Group of Cos Inc. (The)	1,256	(3,607)	3.00%
Match Group, Inc.	1,108	(3,182)	2.65%
Omnicom Group, Inc.	351	(1,009)	0.84%
Sirius XM Holdings, Inc.	1,319	(3,788)	3.16%
		(13,287)
Consumer Discretionary
Birkenstock Holding Plc	747	(2,144)	1.79%
Grand Canyon Education, Inc.	213	(612)	0.51%
LKQ Corp.	891	(2,558)	2.13%
Wyndham Hotels & Resorts, Inc.	352	(1,010)	0.84%
Yum! Brands, Inc.	255	(731)	0.61%
		(7,055)
Consumer Staples
Church & Dwight Co., Inc.	312	(896)	0.75%

Energy
Antero Midstream Corp.	2,232	(6,408)	5.34%
HF SInc.lair Corp.	807	(2,317)	1.93%
		(8,725)
Financial
Agree Realty Corp.	448	(1,286)	1.07%
Brown & Brown, Inc.	309	(888)	0.74%
Host Hotels & Resorts, Inc., Class REIT	1,972	(5,662)	4.72%

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Financial (continued)
Intercontinental Exchange, Inc.	219	$(628)	0.52%
Realty Inc.ome, Corp.	602	(1,728)	1.44%
UDR, Inc., Class REIT	768	(2,205)	1.84%
Weyerhaeuser Co.	1,100	(3,160)	2.63%
		(15,557)
Health Care
Agilent Technologies, Inc.	268	(769)	0.64%
Avantor, Inc.	1,641	(4,712)	3.93%
		(5,481)
Industrial
Allegion plc	244	(699)	0.58%
Amcor PLC	3,330	(9,562)	7.97%
Amphenol Corp., Class A	483	(1,386)	1.15%
Core & Main, Inc., Class A	801	(2,299)	1.91%
Crown Holdings, Inc.	379	(1,087)	0.91%
Loar Holdings, Inc.	421	(1,209)	1.01%
Masco Corp.	434	(1,246)	1.04%
Middleby Corp. (The)	250	(718)	0.60%
nVent Electric PLC	467	(1,342)	1.12%
Pentair PLC	321	(923)	0.77%
Rollins, Inc.	682	(1,958)	1.63%
Veralto Corp.	331	(952)	0.79%
		(23,381)
Retail
General Mills, Inc.	538	(1,546)	1.29%
Kenvue, Inc.	1,429	(4,103)	3.42%
Kraft Heinz Co. (The)	1,093	(3,138)	2.62%
Philip Morris International, Inc.	265	(760)	0.63%
		(9,547)
Technology
Bentley Systems, Inc., Class B	731	(2,097)	1.75%
Cognizant Technology Solutions Corp., Class A	441	(1,267)	1.05%
Crane NXT Co.	613	(1,761)	1.47%
Genpact Ltd.	760	(2,182)	1.82%
Paychex, Inc.	238	(684)	0.57%
SS&C Technologies Holdings, Inc.	464	(1,331)	1.11%
		(9,322)
Utilities
Alliant Energy Corp.	558	(1,602)	1.34%
Edison International	407	(1,168)	0.97%
Essential Utilities, Inc.	882	(2,532)	2.11%
NRG Energy, Inc.	369	(1,060)	0.88%
Sempra	369	(1,060)	0.88%
		(7,422)
Other Components	5,519	(15,846)	13.21%
Total		$(120,000)	100.00%

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Junk Index basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Basic Materials
Albemarle Corp.	(304)	$263	0.21%
Alcoa Corp.	(657)	566	0.46%
Celanese Corp., Class A	(398)	343	0.28%
FMC Corp.	(434)	375	0.30%
Scotts Miracle-Gro Co. (The)	(305)	263	0.21%
Sylvamo Corp.	(285)	246	0.20%
		2,056
Communications
Cable One, Inc.	(69)	59	0.05%
Charter Communications, Inc., Class A	(89)	77	0.06%
Nexstar Media Group, Inc., Class A	(179)	154	0.12%
		290
Consumer
Acadia Healthcare Co., Inc.	(764)	659	0.53%
CVS Health Corp.	(617)	532	0.43%
ICU Medical, Inc.	(161)	139	0.11%
Jazz Pharmaceuticals PLC	(238)	205	0.17%
QuidelOrtho Corp.	(799)	689	0.55%
Solventum Corp.	(422)	363	0.29%
		2,587
Consumer Discretionary
Advance Auto Parts, Inc.	(767)	661	0.53%
Bath & Body Works, Inc.	(229)	198	0.16%
Caesars Entertainment, Inc.	(794)	684	0.55%
Lithia Motors, Inc.	(86)	74	0.06%
Marriott Vacations Worldwide Corp.	(363)	313	0.25%
MGM Resorts International	(789)	680	0.55%
Victoria’s Secret & Co.	(805)	694	0.56%
Whirlpool Corp.	(269)	232	0.19%
		3,536
Consumer Finance
Travel + Leisure Co.	(568)	490	0.39%

Energy
Civitas Resources, Inc.	(565)	487	0.39%
Ovintiv, Inc.	(542)	467	0.38%
PBF Energy, Inc., Class A	(466)	402	0.32%
Weatherford International PLC	(353)	304	0.25%
		1,660
Financial
Air Lease Corp.	(637)	549	0.44%

Health Care
DaVita, Inc., Class B	(164)	141	0.12%
GXO Logistics, Inc.	(493)	425	0.34%
		566

See Notes to Financial Statements.

Simplify Macro Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Industrial
Alaska Air Group, Inc.	(574)	$495	0.40%
API Group Corp.	(824)	710	0.57%
Avis Budget Group, Inc.	(353)	305	0.24%
Berry Global Group, Inc.	(433)	373	0.30%
Boeing Co. (The)	(52)	44	0.04%
Coherent Corp.	(304)	262	0.21%
Delta Air Lines, Inc.	(542)	467	0.37%
Ryder System, Inc.	(188)	162	0.13%
Sealed Air Corp.	(790)	681	0.55%
United Airlines Holdings, Inc.	(387)	334	0.27%
WESCO International, Inc.	(157)	135	0.11%
		3,968
Retail
Darling Ingredients, Inc.	(745)	643	0.52%
Dollar General Corp.	(394)	339	0.27%
Dollar Tree, Inc.	(462)	398	0.32%
		1,380
Technology
Concentrix Corp.	(755)	651	0.52%
Five9, Inc.	(908)	783	0.63%
Lumentum Holdings, Inc.	(415)	358	0.29%
MKS Instruments, Inc.	(281)	242	0.20%
RingCentral, Inc., Class A	(879)	758	0.61%
		2,792
Other Components	(121,046)	104,344	84.00%
Total		$124,218	100.00%

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 142.2%
U.S. Treasury Bill, 4.58%, 1/14/2025 (a)	$32,000,000	$31,955,342
U.S. Treasury Bill, 4.32%, 1/28/2025 (a)(b)	324,000,000	323,019,541
U.S. Treasury Bill, 4.31%, 2/25/2025 (a)(b)	556,000,000	552,501,370
U.S. Treasury Bill, 4.32%, 3/13/2025 (a)	336,000,000	333,272,332
U.S. Treasury Bill, 4.29%, 3/27/2025 (a)	148,500,000	147,049,898
U.S. Treasury Bill, 4.39%, 4/1/2025 (a)	315,000,000	311,763,321
Total U.S. Treasury Bills (Cost $1,699,217,520)		1,699,561,804

	Shares
U.S. Exchange-Traded Funds – 30.8%
Fixed Income Funds – 30.8%
Simplify Aggregate Bond ETF(c)	5,193,254	107,136,830
Simplify High Yield PLUS Credit Hedge ETF(c)	1,299,393	28,339,761
Simplify Intermediate Term Treasury Futures Strategy ETF(c)	3,843,182	47,172,753
Simplify National Muni Bond ETF(c)	3,126,710	75,811,461
Simplify Treasury Option Income ETF(c)(d)	4,448,579	109,168,129
Total U.S. Exchange-Traded Funds (Cost $379,981,624)		367,628,934

	Number of Contracts	Notional Amount
Purchased Options – 2.6%

Calls – Exchange-Traded – 1.8%
CBOE Volatility Index, April Strike Price $50, Expires 4/16/25	62,248	311,240,000	4,575,228
CBOE Volatility Index, May Strike Price $50, Expires 5/21/25	31,794	158,970,000	2,543,520
CBOE Volatility Index, June Strike Price $50, Expires 6/18/25	13,003	65,015,000	1,105,255
S&P 500 Index, December Strike Price $6,800, Expires 12/19/25	2,000	1,360,000,000	13,280,000
			21,504,003
Puts – Exchange-Traded – 0.8%
S&P 500 Index, January Strike Price $4,900, Expires 1/02/25	800	392,000,000	4,000
S&P 500 Index, January Strike Price $4,900, Expires 1/03/25	800	392,000,000	6,000
S&P 500 Index, January Strike Price $4,900, Expires 1/06/25	800	392,000,000	8,000
S&P 500 Index, January Strike Price $4,900, Expires 1/07/25	1,000	490,000,000	20,000
S&P 500 Index, January Strike Price $4,900, Expires 1/08/25	1,000	490,000,000	37,500
S&P 500 Index, December Strike Price $4,900, Expires 12/19/25(e)	1,000	490,000,000	9,850,000
			9,925,500

Total Purchased Options (Cost $46,475,162)			31,429,503

	Principal
U.S. Government Obligations – 0.0%†
U.S. Treasury Note, 2.88%, 6/15/2025(d)
(Cost $99,218)	$100,000	99,407

Total Investments – 175.6%
(Cost $2,125,773,524)		$2,098,719,648
Liabilities in Excess of Other Assets – (75.6)%		(903,465,469)
Net Assets – 100.0%		$1,195,254,179

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
Written Options – (6.0)%
Puts – Exchange-Traded – (6.0)%
S&P 500 Index, December Strike Price $5,400, Expires 12/19/25	(4,100)	$(2,214,000,000)	$(69,167,000)
U.S. Long Bond, January Strike Price $112, Expires 1/24/25	(4,591)	(514,192,000)	(2,797,641)
			(71,964,641)

Total Written Options (Premiums Received $68,683,209)			$(71,964,641)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $875,515,480 has been pledged as collateral for reverse repurchase agreements as of December 31, 2024. See note 5 for additional information
(c)	Affiliated fund managed by Simplify Asset Management Inc.
(d)	Securities with an aggregate market value of $5,003,396 have been pledged as collateral for options as of December 31, 2024.
(e)	Held in connection with Written Options.

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
S&P 500 E-Mini Future	462	$137,115,825	3/21/25	$(43,510)
Total unrealized appreciation/(depreciation)				$(43,510)

Short position contracts:
CBOE VIX Future	(6,954)	(124,273,543)	2/19/25	2,237,438
CBOE VIX Future	(5,566)	(101,074,664)	3/18/25	1,215,079
CBOE VIX Future	(1,500)	(27,450,000)	4/16/25	(242,640)
Total unrealized appreciation/(depreciation)				$3,209,877
Total net unrealized appreciation				$3,166,367

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Aggregate Bond ETF	$101,656,343	$6,238,604	$—	$—	$(758,117)	$107,136,830	$5,193,254	$3,957,294	$—
Simplify Enhanced Income ETF	—	80,085,479	(78,569,074)	(1,516,405)	—	—	—	822,522	—
Simplify High Yield PLUS Credit Hedge ETF	90,712,714	17,509,623	(80,026,023)	1,566,966	(1,423,519)	28,339,761	1,299,393	3,125,156	—
Simplify Intermediate Term Treasury Futures Strategy ETF	—	54,646,973	—	—	(7,474,220)	47,172,753	3,843,182	1,053,531	—
Simplify MBS ETF	44,541,053	126,751,311	(170,713,287)	(729,036)	149,959	—	—	1,909,181	—
Simplify National Muni Bond ETF	—	78,697,622	—	—	(2,886,161)	75,811,461	3,126,710	854,592	—
Simplify Treasury Option Income ETF	79,180,333	30,276,388	—	—	(288,592)	109,168,129	4,448,579	3,884,454	—
	$316,090,443	$394,206,000	$(329,308,384)	$(678,475)	$(12,680,650)	$367,628,934	$17,911,118	$15,606,730	$—

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	142.2%
U.S. Exchange-Traded Funds	30.8%
Purchased Options	2.6%
U.S. Government Obligations	0.0%†
Total Investments	175.6%
Liabilities in Excess of Other Assets	(75.6)%
Net Assets	100.0%

†	Less than 0.05%
††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

At December 31, 2024, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.95%	12/31/2024	1/2/2025	$857,771,816	$857,771,816
				$857,771,816	$857,771,816

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	Simplify Aggregate Bond ETF	Simplify Downside Interest Rate Hedge Strategy ETF	Simplify Enhanced Income ETF	Simplify Health Care ETF
Assets
Investments in unaffiliated securities, at value	$259,877,926	$32,673,251	$287,361,191	$138,938,016
Investments in affiliated securities, at value	—	—	—	3,615,528
Cash	280,478	118,009	307,355	—
Cash held as collateral for swaps	333,093	—	—	—
Unrealized appreciation on over the counter swaps	5,821,713	—	—	—
Receivables:
Securities sold	126,568,590	—	5,466,406	1,459,297
Due from broker	872,392	—	—	—
Dividends	100,720	—	2,908	13,986
Prepaid expenses	58	—	44	58
Foreign tax reclaim	—	—	—	18,461
Total assets	393,854,970	32,791,260	293,137,904	144,045,346

Liabilities
Unrealized depreciation on over the counter swaps	4,985,526	1,522,524	—	—
Payables:
Securities purchased	127,689,479	—	1,580,354	—
Written options	990,250	—	2,732,669	—
Investment advisory fees	54,238	3,463	126,383	65,289
Capital shares	—	—	2,881,403	1,484,345
Total liabilities	133,719,493	1,525,987	7,320,809	1,549,634
Net Assets	$260,135,477	$31,265,273	$285,817,095	$142,495,712

Net Assets Consist of
Paid-in capital	$265,019,616	$32,748,009	$307,908,378	$148,898,327
Distributable earnings (loss)	(4,884,139)	(1,482,736)	(22,091,283)	(6,402,615)
Net Assets	$260,135,477	$31,265,273	$285,817,095	$142,495,712
Number of Common Shares outstanding	12,675,001	600,001	12,400,001	4,800,001
Net Asset Value, offering and redemption price per share	$20.52	$52.11	$23.05	$29.69
Investments, at cost	$259,741,772	$32,667,747	$287,587,783	$137,757,423
Investments in affiliated securities, at cost	$—	$—	$—	$3,618,373
Premiums received	$1,629,957	$—	$2,030,390	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2024 (Unaudited)

	Simplify Hedged Equity ETF	Simplify High Yield PLUS Credit Hedge ETF	Simplify Interest Rate Hedge ETF	Simplify Intermediate Term Treasury Futures Strategy ETF
Assets
Investments, at value	$294,228,969	$120,274,220	$184,368,350	$103,853,785
Cash	—	—	56,375	800,000
Cash held as collateral for swaps	—	496,695	—	—
Unrealized appreciation on over the counter swaps	—	1,650,248	2,304	—
Receivables:
Interest	3,326	3,346	40,768	4,286
Due from broker	2,329	5,732	41,162	1,460,831
Prepaid expenses	403	403	1,150	173
Dividends	—	6,213	—	—
Total assets	294,235,027	122,436,857	184,510,109	106,119,075

Liabilities
Unrealized depreciation on over the counter swaps	—	2,862,811	—	—
Payables:
Written options	1,113,440	—	—	—
Investment advisory fees	93,866	25,847	72,248	15,650
Capital shares	—	—	—	1,225,886
Reset of swaps	—	409,780	—	—
Variation margin on futures contracts	—	—	—	64,253
Unrealized depreciation on futures contracts	—	—	—	23
Total liabilities	1,207,306	3,298,438	72,248	1,305,812
Net Assets	$293,027,721	$119,138,419	$184,437,861	$104,813,263

Net Assets Consist of
Paid-in capital	$288,364,010	$124,961,960	$153,250,258	$146,858,344
Distributable earnings (loss)	4,663,711	(5,823,541)	31,187,603	(42,045,081)
Net Assets	$293,027,721	$119,138,419	$184,437,861	$104,813,263
Number of Common Shares outstanding	9,950,001	5,425,001	3,525,001	8,550,001
Net Asset Value, offering and redemption price per share	$29.45	$21.96	$52.32	$12.26
Investments, at cost	$269,996,038	$120,641,045	$149,805,423	$103,819,314
Premiums received	$3,623,636	$—	$—	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2024 (Unaudited)

	Simplify MBS ETF	Simplify Multi-QIS Alternative ETF	Simplify Next Intangible Core Index ETF	Simplify Next Intangible Value Index ETF
Assets
Investments, at value	$2,980,348,300	$115,718,252	$1,402,250	$1,259,758
Cash	700,000	130,230	—	—
Deposit at Broker for Option Contracts	—	88,647	—	—
Unrealized appreciation on over the counter swaps	—	1,055,388	—	—
Receivables:
Securities sold	113,133,887	—	—	—
Dividends	8,645	—	885	1,664
Interest	—	2,404	—	—
Other income	—	14,387	—	—
Due from broker	—	47,002	—	—
Total assets	3,094,190,832	117,056,310	1,403,135	1,261,422

Liabilities
Unrealized depreciation on over the counter swaps	—	2,545,997	—	—
Payables:
Securities purchased	1,604,592,684	—	—	—
Investment advisory fees	203,303	97,162	322	296
Total liabilities	1,604,795,987	2,643,159	322	296
Net Assets	$1,489,394,845	$114,413,151	$1,402,813	$1,261,126

Net Assets Consist of
Paid-in capital	$1,519,689,336	$117,091,815	$1,134,485	$1,169,375
Distributable earnings (loss)	(30,294,491)	(2,678,664)	268,328	91,751
Net Assets	$1,489,394,845	$114,413,151	$1,402,813	$1,261,126
Number of Common Shares outstanding	29,975,001	4,675,001	50,001	50,001
Net Asset Value, offering and redemption price per share	$49.69	$24.47	$28.06	$25.22
Investments, at cost	$2,999,359,761	$115,720,915	$1,351,257	$1,289,957

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2024 (Unaudited)

	Simplify Short Term Treasury Futures Strategy ETF	Simplify Treasury Option Income ETF	Simplify US Equity PLUS Bitcoin Strategy ETF	Simplify US Equity PLUS Convexity ETF
Assets
Investments, at value	$514,987,105	$267,397,885	$39,643,202	$70,690,943
Cash	407,386	1,816,196	—	79,377
Foreign currency at value	—	892,432	—	—
Receivables:
Due from broker	4,727,467	—	56,115	—
Capital shares	2,122,674	2,450,425	—	—
Investment adviser	46,142	—	—	—
Prepaid expenses	2,248	44	58	173
Interest	—	—	1,038	851
Securities sold	—	—	71,200	2,121,683
Total assets	522,293,022	272,556,982	39,771,613	72,893,027

Liabilities
Payables:
Investment advisory fees	115,354	74,783	18,903	33,246
Capital shares	—	—	—	1,866,344
Securities purchased	—	1,487,847	—	120,543
Written options	—	835,047	—	889,820
Variation margin on futures contracts	—	—	19,355	—
Total liabilities	115,354	2,397,677	38,258	2,909,953
Net Assets	$522,177,668	$270,159,305	$39,733,355	$69,983,074

Net Assets Consist of
Paid-in capital	$575,322,065	$273,146,245	$38,998,878	$60,930,645
Distributable earnings (loss)	(53,144,397)	(2,986,940)	734,477	9,052,429
Net Assets	$522,177,668	$270,159,305	$39,733,355	$69,983,074
Number of Common Shares outstanding	24,600,001	11,025,001	1,025,001	1,875,001
Net Asset Value, offering and redemption price per share	$21.23	$24.50	$38.76	$37.32
Investments, at cost	$514,818,957	$267,336,210	$37,851,291	$56,889,764
Foreign currency, at cost	$—	$892,432	$—	$—
Premiums received	$—	$1,407,067	$—	$1,101,703

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2024 (Unaudited)

	Simplify US Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS QIS ETF	Simplify US Equity PLUS Upside Convexity ETF	Simplify US Small Cap PLUS Income ETF
Assets
Investments in unaffiliated securities, at value	$138,183,409	$1,182,504	$17,609,031	$2,235,143
Investments in affiliated securities, at value	—	1,376,977	—	—
Cash	53,545	231,676	—	11,376
Receivables:
Securities sold	610,949	—	29,238	2,687
Prepaid expenses	2,224	—	58	—
Interest	790	—	279	70
Due from broker	—	24,338	61,880	8,601
Total assets	138,850,917	2,815,495	17,700,486	2,257,877

Liabilities
Payables:
Written options	1,371,046	—	219,935	13,580
Securities purchased	366,513	99,488	58,792	10,930
Investment advisory fees	58,611	1,324	8,203	903
Total liabilities	1,796,170	100,812	286,930	25,413
Net Assets	$137,054,747	$2,714,683	$17,413,556	$2,232,464

Net Assets Consist of
Paid-in capital	$176,894,593	$2,470,447	$17,636,408	$2,500,025
Distributable earnings (loss)	(39,839,846)	244,236	(222,852)	(267,561)
Net Assets	$137,054,747	$2,714,683	$17,413,556	$2,232,464
Number of Common Shares outstanding	4,100,001	100,001	425,001	100,001
Net Asset Value, offering and redemption price per share	$33.43	$27.15	$40.97	$22.32
Investments, at cost	$123,938,372	$956,196	$17,153,749	$2,461,082
Investments in affiliated securities, at cost	$—	$1,428,239	$—	$—
Premiums received	$2,372,466	$—	$143,764	$12,284

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Assets and Liabilities

December 31, 2024

	Simplify Bitcoin Strategy PLUS Income ETF	Simplify Gold Strategy PLUS Income ETF	Simplify Macro Strategy ETF	Simplify Volatility Premium ETF
Assets
Investments in unaffiliated securities, at value	$93,228,056	$10,533,154	$1,474,046	$1,731,090,714
Investments in affiliated securities, at value	—	—	10,426,855	367,628,934
Cash	2,521,979	131,755	105,557	20,315,355
Foreign currency at value	—	—	5,146	—
Deposit at Broker for Option Contracts	—	—	350	—
Cash held as collateral for swaptions	—	—	701	—
Unrealized appreciation on over the counter swaps	—	—	124,218	—
Unrealized appreciation on forward foreign currency contracts	—	—	798,945	—
Receivables:
Due from broker	1,762,960	220,376	229,890	8,560,103
Securities sold	180,361	14,221	9,705	26,761,604
Prepaid expenses	1,211	—	58	2,224
Interest	—	—	864	126
Dividends	—	—	283	—
Investment adviser	—	—	2,702	—
Total assets	97,694,567	10,899,506	13,179,320	2,154,359,060

Liabilities
Unrealized depreciation on over the counter swaps	—	—	120,000	—
Unrealized depreciation on forward foreign currency contracts	—	—	968,209	—
Payables:
Reverse repurchase agreement	41,024,263	—	—	857,771,816
Written options	1,050,693	90,573	64,339	71,964,641
Securities purchased	642,545	24,065	2,751	23,069,826
Investment advisory fees	39,194	2,041	8,107	514,290
Capital shares	—	—	—	5,736,495
Variation margin on futures contracts	—	—	—	47,813
Total liabilities	42,756,695	116,679	1,163,406	959,104,881
Net Assets	$54,937,872	$10,782,827	$12,015,914	$1,195,254,179

Net Assets Consist of
Paid-in capital	$47,745,419	$10,969,903	$16,040,118	$1,289,827,064
Distributable earnings (loss)	7,192,453	(187,076)	(4,024,204)	(94,572,885)
Net Assets	$54,937,872	$10,782,827	$12,015,914	$1,195,254,179
Number of Common Shares outstanding	2,110,001	450,001	575,001	57,300,001
Net Asset Value, offering and redemption price per share	$26.04	$23.96	$20.90	$20.86
Investments, at cost	$94,920,865	$10,540,679	$1,553,187	$1,745,791,900
Investments in affiliated securities, at cost	$—	$—	$10,071,698	$379,981,624
Foreign currency, at cost	$—	$—	$5,385	$—
Premiums received	$783,388	$67,293	$44,228	$68,683,209

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

	Simplify Aggregate Bond ETF	Simplify Downside Interest Rate Hedge Strategy ETF(1)	Simplify Enhanced Income ETF	Simplify Health Care ETF
Investment Income
Unaffiliated dividend income	$4,704,003	$—	$7,628	$799,189
Affiliated dividend income	—	—	—	59,052
Interest income	534,800	37,747	10,025,614	—
Total income	5,238,803	37,747	10,033,242	858,241

Expenses
Investment advisory fees	608,517	3,463	994,407	487,807
Interest expense	2,550	—	—	1,609
Other expenses	43	—	—	—
Total expenses	611,110	3,463	994,407	489,416
Less fees waived:
Waiver	(304,271)	—	—	—
Net expenses	306,839	3,463	994,407	489,416
Net investment income (loss)	4,931,964	34,284	9,038,835	368,825

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,215,337)	—	(32,404,181)	(13,592,168)
Affiliated investments	—	—	—	36,603
In-kind redemptions	101,330	—	—	12,938,566
Futures	(2,777,074)	—	—	—
Swaps	3,681	—	—	—
Written options	3,346,857	—	16,991,259	—
Net realized gain (loss)	(1,540,543)	—	(15,412,922)	(616,999)
Net change in unrealized appreciation (depreciation) on:
Investments	(97,536)	5,504	8,062	(7,193,410)
Affiliated investments	—	—	—	(2,845)
Futures	334,066	—	—	—
Swaps	836,187	(1,522,524)	—	—
Written options	508,166	—	(1,135,501)	—
Net unrealized gain (loss)	1,580,883	(1,517,020)	(1,127,439)	(7,196,255)
Net realized and unrealized gain (loss)	40,340	(1,517,020)	(16,540,361)	(7,813,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,972,304	$(1,482,736)	$(7,501,526)	$(7,444,429)

(1)	For the period December 9, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2024 (Unaudited)

	Simplify Hedged Equity ETF	Simplify High Yield PLUS Credit Hedge ETF	Simplify Interest Rate Hedge ETF	Simplify Intermediate Term Treasury Futures Strategy ETF
Investment Income
Dividend income	$1,842,359	$107,275	$—	$9,565
Interest income	—	3,043,940	3,159,200	2,611,090
Total income	1,842,359	3,151,215	3,159,200	2,620,655

Expenses
Investment advisory fees	563,892	322,602	354,914	133,016
Interest expense	1,310	771	389	127
Total expenses	565,202	323,373	355,303	133,143
Less fees waived:
Waiver	(44,220)	(161,301)	—	(53,206)
Net expenses	520,982	162,072	355,303	79,937
Net investment income (loss)	1,321,377	2,989,143	2,803,897	2,540,718

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,254,499)	5,423,367	1,055,930	2,212
In-kind redemptions	1,909,809	—	—	—
Futures	—	—	—	(7,689,121)
Swaps	—	(1,765,722)	(48)	—
Written options	(494,028)	363,881	—	—
Net realized gain (loss)	(2,838,718)	4,021,526	1,055,882	(7,686,909)
Net change in unrealized appreciation (depreciation) on:
Investments	12,554,009	(310,300)	13,548,049	29,753
Futures	—	—	—	(6,819,863)
Swaps	—	(427,387)	380	—
Written options	3,752,314	(27,999)	—	—
Net unrealized gain (loss)	16,306,323	(765,686)	13,548,429	(6,790,110)
Net realized and unrealized gain (loss)	13,467,605	3,255,840	14,604,311	(14,477,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,788,982	$6,244,983	$17,408,208	$(11,936,301)

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2024 (Unaudited)

	Simplify MBS ETF	Simplify Multi- QIS Alternative ETF	Simplify Next Intangible Core Index ETF	Simplify Next Intangible Value Index ETF
Investment Income
Dividend income*	$32,821	$—	$8,228	$22,044
Interest income	33,333,500	2,831,018	—	—
Total income	33,366,321	2,831,018	8,228	22,044

Expenses
Investment advisory fees	1,699,551	567,494	2,086	2,032
Interest expense	8,994	644	—	—
Total expenses	1,708,545	568,138	2,086	2,032
Less fees waived:
Waiver	(679,820)	—	—	—
Net expenses	1,028,725	568,138	2,086	2,032
Net investment income (loss)	32,337,596	2,262,880	6,142	20,012

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	421,563	(5,160,194)	6,582	15,096
In-kind redemptions	—	—	224,221	129,024
Futures	—	81,406	—	—
Swaps	—	1,192,925	—	—
Written options	—	670,524	—	—
Net realized gain (loss)	421,563	(3,215,339)	230,803	144,120
Net change in unrealized appreciation (depreciation) on:
Investments	(21,097,654)	12,585	(39,998)	(68,905)
Swaps	—	(1,878,443)	—	—
Written options	—	(10,739)	—	—
Net unrealized gain (loss)	(21,097,654)	(1,876,597)	(39,998)	(68,905)
Net realized and unrealized gain (loss)	(20,676,091)	(5,091,936)	190,805	75,215
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,661,505	$(2,829,056)	$196,947	$95,227
* Withholding tax	$—	$—	$12	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2024 (Unaudited)

	Simplify Short Term Treasury Futures Strategy ETF	Simplify Treasury Option Income ETF	Simplify US Equity PLUS Bitcoin Strategy ETF	Simplify US Equity PLUS Convexity ETF
Investment Income
Dividend income	$—	$—	$246,677	$578,005
Interest income	14,612,997	5,011,022	23,805	—
Total income	14,612,997	5,011,022	270,482	578,005

Expenses
Investment advisory fees	733,202	352,471	88,127	192,733
Interest expense	19	1,125	917	303
Other expenses	—	55	—	230
Total expenses	733,221	353,651	89,044	193,266
Less fees waived:
Waiver	(293,281)	—	—	—
Net expenses	439,940	353,651	89,044	193,266
Net investment income (loss)	14,173,057	4,657,371	181,438	384,739

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	34,695	(474,038)	(223,220)	(4,171,351)
In-kind redemptions	—	—	3,490,034	2,959,345
Futures	10,899,995	(231,647)	324,973	—
Written options	—	2,667,377	—	1,790,087
Net realized gain (loss)	10,934,690	1,961,692	3,591,787	578,081
Net change in unrealized appreciation (depreciation) on:
Investments	115,573	60,840	241,394	1,728,899
Futures	(10,520,330)	—	(165,010)	—
Written options	—	456,102	—	(194,401)
Net unrealized gain (loss)	(10,404,757)	516,942	76,384	1,534,498
Net realized and unrealized gain (loss)	529,933	2,478,634	3,668,171	2,112,579
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,702,990	$7,136,005	$3,849,609	$2,497,318

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2024 (Unaudited)

	Simplify US Equity PLUS Downside Convexity ETF	Simplify Simplify US Equity PLUS QIS ETF	Simplify US US Equity PLUS Upside Convexity ETF	Small Cap PLUS Income ETF(1)
Investment Income
Unaffiliated dividend income	$866,976	$10,428	$94,548	$22,208
Affiliated dividend income	—	10,124	—	—
Interest income	—	3,734	—	—
Total income	866,976	24,286	94,548	22,208

Expenses
Investment advisory fees	276,946	7,747	25,402	903
Interest expense	710	344	187	3
Other expenses	175	—	—	50
Total expenses	277,831	8,091	25,589	956
Net investment income (loss)	589,145	16,195	68,959	21,252

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(6,100,183)	51,751	(237,177)	(32,250)
Affiliated investments	—	(16,816)	—	—
In-kind redemptions	3,104,284	—	—	—
Futures	—	150,813	—	—
Written options	2,949,462	—	130,277	(29,328)
Net realized gain (loss)	(46,437)	185,748	(106,900)	(61,578)
Net change in unrealized appreciation (depreciation) on:
Investments	1,347,152	53,114	(335,298)	(225,939)
Affiliated investments	—	(33,001)	—	—
Futures	—	(63,615)	—	—
Written options	259,298	—	(105,501)	(1,296)
Net unrealized gain (loss)	1,606,450	(43,502)	(440,799)	(227,235)
Net realized and unrealized gain (loss)	1,560,013	142,246	(547,699)	(288,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,149,158	$158,441	$(478,740)	$(267,561)

(1)	For the period December 2, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Operations

For the Year Ended December 31, 2024

	Simplify Bitcoin Strategy PLUS Income ETF	Simplify Gold Strategy PLUS Income ETF(1)	Simplify Macro Strategy ETF	Simplify Volatility Premium ETF
Investment Income
Unaffiliated dividend income	$—	$—	$4,145	$657,271
Affiliated dividend income	—	—	371,263	15,606,730
Interest income	712,641	18,244	58,445	16,546,461
Total income	712,641	18,244	433,853	32,810,462

Expenses
Investment advisory fees	126,500	2,041	56,230	2,967,846
Interest on reverse repurchase agreement	22,119	—	—	462,983
Interest expense	57,733	427	4,210	5,478
Other expenses	597	—	—	—
Total expenses	206,949	2,468	60,440	3,436,307
Less fees waived:
Waiver	—	—	(18,743)	—
Net expenses	206,949	2,468	41,697	3,436,307
Net investment income (loss)	505,692	15,776	392,156	29,374,155

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,478,552)	(82,874)	(184,748)	842,565
Affiliated investments	—	—	(356,381)	(678,475)
Affiliated in-kind redemptions	—	—	(139,459)	—
Futures	14,873,452	—	715,000	(7,203,152)
Swaps	—	—	129,279	—
Written options	1,835,995	(41,823)	(931,654)	8,362,682
Forward foreign currency contracts	—	—	(124,453)	—
Foreign currency transactions	—	—	99	—
Net realized gain (loss)	14,230,895	(124,697)	(892,317)	1,323,620
Net change in unrealized appreciation (depreciation) on:
Investments	(1,676,188)	(7,525)	1,602,185	(11,689,498)
Affiliated investments	—	—	323,387	(12,680,650)
Forward foreign currency contracts	—	—	(223,273)	—
Foreign currency translations	—	—	(239)	—
Futures	(4,309,340)	(47,350)	(185,000)	2,134,647
Swaps	—	—	4,218	—
Written options	(305,236)	(23,280)	(598,255)	(3,574,611)
Net unrealized gain (loss)	(6,290,764)	(78,155)	923,023	(25,810,112)
Net realized and unrealized gain (loss)	7,940,131	(202,852)	30,706	(24,486,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,445,823	$(187,076)	$422,862	$4,887,663

(1)	For the period December 2, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Aggregate Bond ETF		Simplify Downside Interest Rate Hedge Strategy ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the period December 9, 2024(1) to December 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,931,964	$5,621,077	$34,284
Net realized gain (loss)	(1,540,543)	(654,711)	—
Net change in net unrealized appreciation (depreciation)	1,580,883	712,753	(1,517,020)
Net increase (decrease) in net assets resulting from operations	4,972,304	5,679,119	(1,482,736)

Distributions to Shareholders from:
Distributions	(8,918,250)	(6,394,098)	—
Return of capital	—	(8,368,404)	—
Total distributions	(8,918,250)	(14,762,502)	—

Fund Shares Transactions
Proceeds from shares sold	63,639,587	209,989,955	32,748,009
Value of shares redeemed	(6,895,548)	(5,381,902)	—
Net increase (decrease) in net assets resulting from fund share transactions	56,744,039	204,608,053	32,748,009
Total net increase (decrease) in Net Assets	52,798,093	195,524,670	31,265,273

Net Assets
Beginning of period	207,337,384	11,812,714	—
End of period	$260,135,477	$207,337,384	$31,265,273

Changes in Shares Outstanding
Shares outstanding, beginning of period	10,000,001	525,001	—
Shares sold	3,000,000	9,725,000	600,001
Shares redeemed	(325,000)	(250,000)	—
Shares outstanding, end of period	12,675,001	10,000,001	600,001

(1)	Commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Enhanced Income ETF		Simplify Health Care ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$9,038,835	$11,965,676	$368,825	$371,495
Net realized gain (loss)	(15,412,922)	3,631,514	(616,999)	6,503,689
Net change in net unrealized appreciation (depreciation)	(1,127,439)	196,587	(7,196,255)	6,718,265
Net increase (decrease) in net assets resulting from operations	(7,501,526)	15,793,777	(7,444,429)	13,593,449

Distributions to Shareholders from:
Distributions	(14,816,751)	(15,538,128)	(215,297)	(490,865)
Return of capital	—	(7,633,526)	—	—
Total distributions	(14,816,751)	(23,171,654)	(215,297)	(490,865)

Fund Shares Transactions
Proceeds from shares sold	134,776,069	473,404,665	112,820,511	134,296,970
Value of shares redeemed	(262,127,132)	(56,151,091)	(99,834,322)	(69,294,326)
Net increase (decrease) in net assets resulting from fund share transactions	(127,351,063)	417,253,574	12,986,189	65,002,644
Total net increase (decrease) in Net Assets	(149,669,340)	409,875,697	5,326,463	78,105,228

Net Assets
Beginning of period	435,486,435	25,610,738	137,169,249	59,064,021
End of period	$285,817,095	$435,486,435	$142,495,712	$137,169,249

Changes in Shares Outstanding
Shares outstanding, beginning of period	17,925,001	1,025,001	4,375,001	2,225,001
Shares sold	5,625,000	19,200,000 (1)	3,550,000	4,700,000
Shares redeemed	(11,150,000)	(2,300,000)	(3,125,000)	(2,550,000)
Shares outstanding, end of period	12,400,001	17,925,001	4,800,001	4,375,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Hedged Equity ETF		Simplify High Yield PLUS Credit Hedge ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,321,377	$1,793,143	$2,989,143	$3,604,024
Net realized gain (loss)	(2,838,717)	18,317,958	4,021,526	4,618,101
Net change in net unrealized appreciation (depreciation)	16,306,322	3,883,500	(765,686)	(750,938)
Net increase (decrease) in net assets resulting from operations	14,788,982	23,994,601	6,244,983	7,471,187

Distributions	(1,541,000)	(6,120,484)	(10,850,772)	(4,715,001)

Fund Shares Transactions
Proceeds from shares sold	130,817,329	242,299,095	57,074,248	120,041,111
Value of shares redeemed	(19,703,495)	(198,304,502)	(89,497,820)	(11,870,064)
Net increase (decrease) in net assets resulting from fund share transactions	111,113,834	43,994,593	(32,423,572)	108,171,047
Total net increase (decrease) in Net Assets	124,361,816	61,868,710	(37,029,361)	110,927,233

Net Assets
Beginning of period	168,665,905	106,797,195	156,167,780	45,240,547
End of period	$293,027,721	$168,665,905	$119,138,419	$156,167,780

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,100,001	4,300,001	6,800,001	2,075,001
Shares sold	4,550,000	9,325,000	2,425,000	5,250,000
Shares redeemed	(700,000)	(7,525,000)	(3,800,000)	(525,000)
Shares outstanding, end of period	9,950,001	6,100,001	5,425,001	6,800,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

			Simplify Intermediate Term
	Simplify Interest Rate Hedge ETF		Treasury Futures Strategy ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,803,897	$6,645,613	$2,540,718	$2,417,645
Net realized gain (loss)	1,055,882	24,670,221	(7,686,909)	(10,787,702)
Net change in net unrealized appreciation (depreciation)	13,548,429	28,081,286	(6,790,110)	3,922,534
Net increase (decrease) in net assets resulting from operations	17,408,208	59,397,120	(11,936,301)	(4,447,523)

Distributions	(3,316,742)	(76,106,598)	(2,835,974)	(2,051,789)

Fund Shares Transactions
Proceeds from shares sold	34,387,452	47,576,466	91,521,679	18,754,647
Variable transaction fees (see Note 8)	318,954	1,814,321	—	—
Value of shares redeemed	(9,801,158)	(105,095,882)	(20,614,237)	(16,917,836)
Net increase (decrease) in net assets resulting from fund share transactions	24,905,248	(55,705,095)	70,907,442	1,836,811
Total net increase (decrease) in Net Assets	38,996,714	(72,414,573)	56,135,167	(4,662,501)

Net Assets
Beginning of period	145,441,147	217,855,720	48,678,096	53,340,597
End of period	$184,437,861	$145,441,147	$104,813,263	$48,678,096

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,025,001	3,400,001	3,750,001	3,625,001
Shares sold	725,000	950,000	6,450,000	1,400,000
Shares redeemed	(225,000)	(1,325,000)	(1,650,000)	(1,275,000)
Shares outstanding, end of period	3,525,001	3,025,001	8,550,001	3,750,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify MBS ETF		Simplify Multi-QIS Alternative ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	For the period November 7, 2023(1) to June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the period July 11, 2023(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$32,337,596	$13,271,970	$2,262,880	$4,780,584
Net realized gain (loss)	421,563	(2,812,226)	(3,215,339)	(66,984)
Net change in net unrealized appreciation (depreciation)	(21,097,654)	2,086,193	(1,876,597)	383,325
Net increase (decrease) in net assets resulting from operations	11,661,505	12,545,937	(2,829,056)	5,096,925

Distributions to Shareholders from:
Distributions	(41,229,963)	(13,271,970)	(737,281)	(4,209,252)
Return of capital	—	(2,807,611)	—	—
Total distributions	(41,229,963)	(16,079,581)	(737,281)	(4,209,252)

Fund Shares Transactions
Proceeds from shares sold	939,192,854	786,576,820	8,559,853	127,357,696
Value of shares redeemed	(170,536,488)	(32,736,239)	(5,519,665)	(13,306,069)
Net increase (decrease) in net assets resulting from fund share transactions	768,656,366	753,840,581	3,040,188	114,051,627
Total net increase (decrease) in Net Assets	739,087,908	750,306,937	(526,149)	114,939,300

Net Assets
Beginning of period	750,306,937	—	114,939,300	—
End of period	$1,489,394,845	$750,306,937	$114,413,151	$114,939,300

Changes in Shares Outstanding
Shares outstanding, beginning of period	14,900,001	—	4,550,001	—
Shares sold	18,475,000	15,550,001 (2)	350,000 (2)	5,075,001 (2)
Shares redeemed	(3,400,000)	(650,000)	(225,000)	(525,000)
Shares outstanding, end of period	29,975,001	14,900,001	4,675,001	4,550,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Next Intangible Core			Simplify Next Intangible Value
	Index ETF			Index ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	For the period April 16, 2024(1) to June 30, 2024		For the Six Months Ended December 31, 2024 (Unaudited)	For the period April 16, 2024(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$6,142	$6,251		$20,012	$9,191
Net realized gain (loss)	230,803	28,537		144,120	56,564
Net change in net unrealized appreciation (depreciation)	(39,998)	90,991		(68,905)	38,706
Net increase (decrease) in net assets resulting from operations	196,947	125,779		95,227	104,461

Distributions	(49,398)	(5,000)		(102,937)	(5,000)

Fund Shares Transactions
Proceeds from shares sold	1,458,638	2,500,025		699,420	2,500,025
Value of shares redeemed	(2,824,178)	—		(2,030,070)	—
Net increase (decrease) in net assets resulting from fund share transactions	(1,365,540)	2,500,025		(1,330,650)	2,500,025
Total net increase (decrease) in Net Assets	(1,217,991)	2,620,804		(1,338,360)	2,599,486

Net Assets
Beginning of period	2,620,804	—		2,599,486	—
End of period	$1,402,813	$2,620,804		$1,261,126	$2,599,486

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	—		100,001	—
Shares sold	50,000	100,001	(2)	25,000	100,001	(2)
Shares redeemed	(100,000)	—		(75,000)	—
Shares outstanding, end of period	50,001	100,001		50,001	100,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Short Term Treasury Futures Strategy ETF		Simplify Treasury Option Income ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$14,173,057	$30,643,907	$4,657,371	$3,238,489
Net realized gain (loss)	10,934,690	(57,414,467)	1,961,692	578,472
Net change in net unrealized appreciation (depreciation)	(10,404,757)	30,916,505	516,942	113,007
Net increase (decrease) in net assets resulting from operations	14,702,990	4,145,945	7,136,005	3,929,968

Distributions to Shareholders from:
Distributions	(15,197,630)	(28,690,445)	(8,014,546)	(3,934,176)
Return of capital	—	—	—	(2,109,218)
Total distributions	(15,197,630)	(28,690,445)	(8,014,546)	(6,043,394)

Fund Shares Transactions
Proceeds from shares sold	236,910,338	661,933,504	131,510,447	139,737,286
Value of shares redeemed	(253,317,631)	(632,576,103)	—	(12,505,971)
Net increase (decrease) in net assets resulting from fund share transactions	(16,407,293)	29,357,401	131,510,447	127,231,315
Total net increase (decrease) in Net Assets	(16,901,933)	4,812,901	130,631,906	125,117,889

Net Assets
Beginning of period	539,079,601	534,266,700	139,527,399	14,409,510
End of period	$522,177,668	$539,079,601	$270,159,305	$139,527,399

Changes in Shares Outstanding
Shares outstanding, beginning of period	25,275,001	23,575,001	5,675,001	575,001
Shares sold	10,625,000	29,975,000	5,350,000	5,600,000 (1)
Shares redeemed	(11,300,000)	(28,275,000)	—	(500,000)
Shares outstanding, end of period	24,600,001	25,275,001	11,025,001	5,675,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Bitcoin Strategy ETF		Simplify US Equity PLUS Convexity ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$181,438	$89,806	$384,739	$731,782
Net realized gain (loss)	3,591,787	1,258,594	578,081	5,208,944
Net change in net unrealized appreciation (depreciation)	76,384	1,704,878	1,534,498	9,338,424
Net increase (decrease) in net assets resulting from operations	3,849,609	3,053,278	2,497,318	15,279,150

Distributions to Shareholders from:
Distributions	(193,501)	(41,389)	(364,000)	(874,943)
Return of capital	—	(93,611)	—	—
Total distributions	(193,501)	(135,000)	(364,000)	(874,943)

Fund Shares Transactions
Proceeds from shares sold	31,654,092	19,130,905	7,507,220	11,796,266
Value of shares redeemed	(17,103,300)	(9,264,119)	(13,014,120)	(26,258,350)
Net increase (decrease) in net assets resulting from fund share transactions	14,550,792	9,866,786	(5,506,900)	(14,462,084)
Total net increase (decrease) in Net Assets	18,206,900	12,785,064	(3,373,582)	(57,877)

Net Assets
Beginning of period	21,526,455	8,741,391	73,356,656	73,414,533
End of period	$39,733,355	$21,526,455	$69,983,074	$73,356,656

Changes in Shares Outstanding
Shares outstanding, beginning of period	625,001	350,001	2,025,001	2,525,001
Shares sold	850,000	600,000	200,000	350,000
Shares redeemed	(450,000)	(325,000)	(350,000)	(850,000)
Shares outstanding, end of period	1,025,001	625,001	1,875,001	2,025,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Downside Convexity ETF		Simplify US Equity PLUS QIS ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the period November 14, 2023(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$589,145	$1,063,515	$16,195	$66,163
Net realized gain (loss)	(46,437)	(3,060,772)	185,748	436,556
Net change in net unrealized appreciation (depreciation)	1,606,450	17,805,961	(43,502)	160,483
Net increase (decrease) in net assets resulting from operations	2,149,158	15,808,704	158,441	663,202

Distributions to Shareholders from:
Distributions	(632,000)	(1,085,380)	(446,750)	(77,979)
Return of capital	—	(407,750)	—	—
Total distributions	(632,000)	(1,493,130)	(446,750)	(77,979)

Fund Shares Transactions
Proceeds from shares sold	49,405,754	50,366,819	—	3,136,051
Value of shares redeemed	(28,054,138)	(66,111,033)	—	(718,282)
Net increase (decrease) in net assets resulting from fund share transactions	21,351,616	(15,744,214)	—	2,417,769
Total net increase (decrease) in Net Assets	22,868,774	(1,428,640)	(288,309)	3,002,992

Net Assets
Beginning of period	114,185,973	115,614,613	3,002,992	—
End of period	$137,054,747	$114,185,973	$2,714,683	$3,002,992

Changes in Shares Outstanding
Shares outstanding, beginning of period.	3,525,001	4,225,001	100,001	—
Shares sold	1,450,000	1,700,000	—	125,001 (2)
Shares redeemed	(875,000)	(2,400,000)	—	(25,000)
Shares outstanding, end of period	4,100,001	3,525,001	100,001	100,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Upside Convexity ETF		Simplify US Small Cap PLUS Income ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the period December 2, 2024(1) to December 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$68,959	$68,037	$21,252
Net realized gain (loss)	(106,900)	608,303	(61,578)
Net change in net unrealized appreciation (depreciation)	(440,799)	902,184	(227,235)
Net increase (decrease) in net assets resulting from operations	(478,740)	1,578,524	(267,561)

Distributions	(56,268)	(81,193)	—

Fund Shares Transactions
Proceeds from shares sold	12,901,759	3,672,870	2,500,025
Value of shares redeemed	(3,017,146)	(5,534,399)	—
Net increase (decrease) in net assets resulting from fund share transactions	9,884,613	(1,861,529)	2,500,025
Total net increase (decrease) in Net Assets	9,349,605	(364,198)	2,232,464

Net Assets
Beginning of period	8,063,951	8,428,149	—
End of period	$17,413,556	$8,063,951	$2,232,464

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	275,001	—
Shares sold	300,000	100,000	100,001 (2)
Shares redeemed	(75,000)	(175,000)	—
Shares outstanding, end of period	425,001	200,001	100,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets

	Simplify Bitcoin Strategy PLUS Income ETF		Simplify Gold Strategy PLUS Income ETF
	For the Six Months Ended December 31, 2024	Year Ended June 30,	For the period December 2, 2024(1) to December 31, 2024
	(Unaudited)	2024	(Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$505,692	$879,012	$15,776
Net realized gain (loss)	14,230,895	11,387,935	(124,697)
Net change in net unrealized appreciation (depreciation)	(6,290,764)	(1,332,483)	(78,155)
Net increase (decrease) in net assets resulting from operations	8,445,823	10,934,464	(187,076)

Distributions	(10,173,149)	(8,396,057)	—

Fund Shares Transactions
Proceeds from shares sold	38,271,836	17,720,224	10,969,903
Value of shares redeemed	(286,694)	(26,531,270)	—
Net increase (decrease) in net assets resulting from fund share transactions	37,985,142	(8,811,046)	10,969,903
Total net increase (decrease) in Net Assets	36,257,816	(6,272,639)	10,782,827

Net Assets
Beginning of period	18,680,056	24,952,695	—
End of period	$54,937,872	$18,680,056	$10,782,827

Changes in Shares Outstanding
Shares outstanding, beginning of period	740,001	1,380,001	—
Shares sold	1,380,000	760,000	450,001 (2)
Shares redeemed	(10,000)	(1,400,000)	—
Shares outstanding, end of period	2,110,001	740,001	450,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets (Continued)

	Simplify Macro Strategy ETF		Simplify Volatility Premium ETF
	For the Six Months Ended December 31, 2024	Year Ended June 30,	For the Six Months Ended December 31, 2024	Year Ended June 30,
	(Unaudited)	2024	(Unaudited)	2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$392,156	$1,181,074	$29,374,155	$31,005,037
Net realized gain (loss)	(892,317)	(2,368,595)	1,323,620	64,354,407
Net change in net unrealized appreciation (depreciation)	923,023	(810,121)	(25,810,112)	(5,253,316)
Net increase (decrease) in net assets resulting from operations	422,862	(1,997,642)	4,887,663	90,106,128

Distributions	(279,657)	(1,100,199)	(92,180,002)	(103,075,545)

Fund Shares Transactions
Proceeds from shares sold	—	2,199,857	383,099,666	773,905,376
Value of shares redeemed	(5,912,704)	(32,613,335)	(100,569,372)	(84,509,670)
Net increase (decrease) in net assets resulting from fund share transactions	(5,912,704)	(30,413,478)	282,530,294	689,395,706
Total net increase (decrease) in Net Assets	(5,769,499)	(33,511,319)	195,237,955	676,426,289

Net Assets
Beginning of period	17,785,413	51,296,732	1,000,016,224	323,589,935
End of period	$12,015,914	$17,785,413	$1,195,254,179	$1,000,016,224

Changes in Shares Outstanding
Shares outstanding, beginning of period	850,001	2,200,001	44,500,001	14,125,001
Shares sold	—	100,000	17,425,000	34,100,000
Shares redeemed	(275,000)	(1,450,000)	(4,625,000)	(3,725,000)
Shares outstanding, end of period	575,001	850,001	57,300,001	44,500,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statement of Cash Flows

For the Six Months Ended December 31, 2024

Simplify Bitcoin Strategy PLUS Income ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$8,445,823
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Net purchases and sales in short term investments	(35,641,208)
Net proceeds from purchased and written options	(1,858,652)
Net change in unrealized (appreciation) / depreciation on investments	1,676,188
Net change in unrealized (appreciation) / depreciation on written options	305,236
Net realized (gain) / loss from sales of investments	2,478,552
Net realized (gain) / loss from written options	(1,835,995)
Proceeds from sale of securities	(11,128)
Net amortization of premium / (discount)	(712,641)
(Increase) Decrease in securities sold receivable	(151,161)
(Increase) Decrease in due from broker	(1,612,031)
Interest payable on reverse repurchase agreement	(11,791)
Increase (Decrease) in investment advisory fees payable	23,653
Increase (Decrease) securities purchased payable	522,076
Net Cash Provided by / (Used for) Operating Activities	(28,383,079)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	38,271,836
Shares redeemed	(286,694)
Proceeds from reverse repurchase agreement	154,227,741
Payments made on reverse repurchase agreement	(151,791,963)
Distributions paid	(10,173,149)
Cash provided by (used for) financing activities	30,247,771
Net increase (decrease) in cash	1,864,692
Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of period	657,287
Cash and Restricted Cash, at end of period	$2,521,979

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$33,910

Reconciliation of Restricted and Unrestricted Cash at the beginning of period to the Statements of Assets and Liabilities
Cash	$657,287

Reconciliation of Restricted and Unrestricted Cash at the end of period to the Statements of Assets and Liabilities
Cash	$2,521,979

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statement of Cash Flows

For the Six Months Ended December 31, 2024

Simplify Volatility Premium ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$4,887,663
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(970,156,604)
Net purchases and sales in short term investments	(418,215,904)
Net change in unrealized (appreciation) / depreciation on unaffiliated investments	11,689,498
Net change in unrealized (appreciation) / depreciation on affiliated investments	12,680,650
Net change in unrealized (appreciation) / depreciation on written options	3,574,611
Net realized (gain) / loss from unaffiliated sales of investments	(842,565)
Net realized (gain) / loss from affiliated sales of investments	678,475
Net realized (gain) / loss from written options	(8,362,682)
Proceeds from sale of securities	911,442,251
Net proceeds from purchase and written options	28,222,124
Net amortization of premium / (discount)	(16,545,015)
(Increase) Decrease in dividends and interest receivable	(8)
Increase (Decrease) in variation margin on futures	47,813
(Increase) Decrease in securities sold receivable	(25,971,024)
(Increase) Decrease in due from broker	21,091,655
Interest payable on reverse repurchase agreement	(179,012)
Increase (Decrease) in investment advisory fees payable	109,211
Increase (Decrease) securities purchased payable	(3,705,983)
Net Cash Provided by / (Used for) Operating Activities	(449,554,846)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	383,099,666
Shares redeemed	(94,832,877)
Proceeds from reverse repurchase agreement	3,675,637,978
Payments made on reverse repurchase agreement	(3,403,725,474)
Distributions paid	(92,180,002)
Cash provided by (used for) financing activities	467,999,291
Net increase (decrease) in cash	18,444,445
Cash and Restricted Cash(1):
Cash and Restricted Cash, at beginning of year	1,870,910
Cash and Restricted Cash, at end of year	$20,315,355

(1)	Cash and restricted cash include cash and cash held as collateral for futures.

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$641,995

Reconciliation of Restricted and Unrestricted Cash at the beginning of year to the Statements of Assets and Liabilities
Cash	$1,870,910

Reconciliation of Restricted and Unrestricted Cash at the end of year to the Statements of Assets and Liabilities
Cash	$20,315,355

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights

Simplify Aggregate Bond ETF	For the Six Months Ended December 31, 2024		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024		2023		2022(a)
Net Asset Value, beginning of period	$20.73		$22.50		$23.64		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.43		0.89		0.55		0.13
Net realized and unrealized gain (loss)	0.13		(0.38	)(c)	(0.45)		(1.35)
Total from investment operations	0.56		0.51		0.10		(1.22)
Less distributions from:
Net investment income	(0.77)		(0.99)		(0.83)		(0.14)
Return of capital	—		(1.29)		(0.41)		—
Total distributions	(0.77)		(2.28)		(1.24)		(0.14)
Net Asset Value, end of period	$20.52		$20.73		$22.50		$23.64
Total Return (%)	2.48	(d)	2.48		0.49	(e)	(4.89	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$260		$207		$12		$1
Ratio of expenses before fee waiver (%)	0.50	(f)(g)	0.52	(g)(h)	0.87	(g)(i)	0.50	(f)(g)
Ratio of expenses after fee waiver (%)	0.25	(f)(g)	0.26	(g)(h)	0.60	(g)(i)	0.25	(f)(g)
Ratio of net investment income (loss) (%)	4.05	(f)	4.19		2.44		1.43	(f)
Portfolio turnover rate (%)(j)	284	(d)	385		400		14	(d)

Simplify Downside Interest Rate Hedge Strategy ETF	Period Ended December 31, 2024(k)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13
Net realized and unrealized gain (loss)	26.98	(c)
Total from investment operations	27.11
Net Asset Value, end of period	$52.11
Total Return (%)	(13.15	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$31
Ratio of expenses (%)	0.50	(f)
Ratio of net investment income (loss) (%)	4.95	(f)
Portfolio turnover rate (%)(j)	0	(d)

(a)	For the period February 15, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Total Return would have been lower if certain expenses had not been waived/reimbursed by the Advisor.
(f)	Annualized.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.36%.
(j)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(k)	For the period December 9, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Enhanced Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$24.29		$24.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.54		1.18	0.65
Net realized and unrealized gain (loss)	(0.90)		0.37	0.60
Total from investment operations	(0.36)		1.55	1.25
Less distributions from:
Net investment income	(0.88)		(1.48)	(1.23)
Net realized gains	—		(0.03)	(0.03)
Return of capital	—		(0.74)	—
Total distributions	(0.88)		(2.25)	(1.26)
Net Asset Value, end of period	$23.05		$24.29	$24.99
Total Return (%)	(1.52	)(c)	6.51	5.07	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$286		$435	$26
Ratio of expenses (%)	0.50	(d)	0.52 (e)	0.87	(d)(f)
Ratio of net investment income (loss) (%)	4.54	(d)	4.83	3.92	(d)
Portfolio turnover rate (%)(g)	0	(c)	0	0	(c)

Simplify Health Care ETF	For the Six Months Ended December 31, 2024		Years Ended June 30		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024	2023	2022(h)
Net Asset Value, beginning of period	$31.35		$26.55	$24.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06		0.12	0.18	0.08
Net realized and unrealized gain (loss)	(1.69)		4.85	1.99	(0.42)
Total from investment operations	(1.63)		4.97	2.17	(0.34)
Less distributions from:
Net investment income	(0.03)		(0.17)	(0.20)	(0.08)
Total distributions	(0.03)		(0.17)	(0.20)	(0.08)
Net Asset Value, end of period	$29.69		$31.35	$26.55	$24.58
Total Return (%)	(5.21	)(c)	18.83	8.81	(1.38	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$142		$137	$59	$34
Ratio of expenses (%)	0.50	(d)(i)	0.50	0.50	0.50	(d)
Ratio of net investment income (loss) (%)	0.38	(d)	0.44	0.72	0.45	(d)
Portfolio turnover rate (%)(g)	95	(c)	210	118	146	(c)

(a)	For the period October 28, 2022 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.36%.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period October 8, 2021 (commencement of operations) through June 30, 2022.
(i)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Hedged Equity ETF	For the Six Months Ended December 31, 2024		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024		2023		2022(a)
Net Asset Value, beginning of period	$27.65		$24.84		$22.99		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.30		0.24		0.18
Net realized and unrealized gain (loss)	1.81		3.59		2.58		(2.04)
Total from investment operations	1.98		3.89		2.82		(1.86)
Less distributions from:
Net investment income	(0.18)		(0.31)		(0.54)		(0.15)
Net realized gains	—		(0.77)		(0.43)		—
Total distributions	(0.18)		(1.08)		(0.97)		(0.15)
Net Asset Value, end of period	$29.45		$27.65		$24.84		$22.99
Total Return (%)	7.17	(c)	16.08		12.65		(7.46	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$293		$169		$107		$37
Ratio of expenses before fee waiver (%)	0.50	(d)(e)	0.51	(e)(f)	0.73	(e)(g)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.46	(d)(e)	0.51	(e)(f)	0.73	(e)(g)	0.50	(d)(e)
Ratio of net investment income (loss) (%)	1.17	(d)	1.19		1.02		1.16	(d)
Portfolio turnover rate (%)(h)	3	(c)	1		10		2	(c)

Simplify High Yield PLUS Credit Hedge ETF	For the Six Months Ended December 31, 2024		Years Ended June 30		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024	2023	2022(i)
Net Asset Value, beginning of period	$22.97		$21.80	$22.23	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.55		1.12	0.67	0.01
Net realized and unrealized gain (loss)	0.44		1.40	0.76	(2.44)
Total from investment operations	0.99		2.52	1.43	(2.43)
Variable transaction fees (see Note 8)	—		—	—	0.01
Less distributions from:
Net investment income	(2.00)		(1.35)	(1.39)	(0.24)
Return of capital	—		—	(0.47)	(0.11)
Total distributions	(2.00)		(1.35)	(1.86)	(0.35)
Net Asset Value, end of period	$21.96		$22.97	$21.80	$22.23
Total Return (%)	4.31	(c)	11.82	6.75	(9.74	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$119		$156	$45	$30
Ratio of expenses before fee waiver (%)	0.50	(d)(e)	0.50	0.51 (f)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.25	(d)(e)	0.25	0.26 (f)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	4.63	(d)	4.98	3.05	0.15	(d)
Portfolio turnover rate (%)(h)	0	(c)	0	0	77	(c)

(a)	For the period November 2, 2021 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.23%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period February 15, 2022 (commencement of operations) through June 30, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Interest Rate Hedge ETF	For the Six Months Ended December 31, 2024		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024	2023	2022	2021(a)
Net Asset Value, beginning of period	$48.08		$64.08	$57.25	$40.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.92		2.47	1.45	0.03	(0.00	)(c)
Net realized and unrealized gain (loss)	4.31		16.32	5.75	15.86	(10.42)
Total from investment operations	5.23		18.79	7.20	15.89	(10.42)
Variable transaction fees (see Note 8)	0.10		0.67	0.47	0.82	0.97
Less distributions from:
Net investment income	(1.09)		(3.96)	(0.84)	(0.01)	—
Net realized gains	—		(31.50)	—	—	—
Total distributions	(1.09)		(35.46)	(0.84)	(0.01)	—
Net Asset Value, end of period	$52.32		$48.08	$64.08	$57.25	$40.55
Total Return (%)	11.43	(d)	42.78	13.35	41.18	(18.89	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$184		$145	$218	$302	$63
Ratio of expenses (%)	0.50	(e)	0.50	0.50	0.50	0.50	(e)
Ratio of net investment income (loss) (%)	3.95	(e)	3.80	2.26	0.05	(0.05	)(e)
Portfolio turnover rate (%)(f)	0	(d)	164	124	3	0	(d)

Simplify Intermediate Term Treasury Futures Strategy ETF	For the Six Months Ended December 31, 2024		Years Ended June 30		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024	2023	2022(g)
Net Asset Value, beginning of period	$12.98		$14.71	$18.28	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.32		0.68	0.51	0.14
Net realized and unrealized gain (loss)	(0.71)		(1.84)	(3.53)	(6.74)
Total from investment operations	(0.39)		(1.16)	(3.02)	(6.60)
Less distributions from:
Net investment income	(0.33)		(0.57)	(0.55)	(0.12)
Total distributions	(0.33)		(0.57)	(0.55)	(0.12)
Net Asset Value, end of period	$12.26		$12.98	$14.71	$18.28
Total Return (%)	(3.15	)(d)	(7.93)	(16.61)	(26.47	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$105		$49	$53	$40
Ratio of expenses before fee waiver (%)	0.25	(e)	0.25	0.27 (h)	0.25	(e)
Ratio of expenses after fee waiver (%)	0.15	(e)	0.15	0.17 (h)	0.15	(e)
Ratio of net investment income (loss) (%)	4.78	(e)	5.08	3.16	0.85	(e)
Portfolio turnover rate (%)(f)	0	(d)	0	0	153	(d)

(a)	For the period May 11, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	For the period September 28, 2021 (commencement of operations) through June 30, 2022.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify MBS ETF	For the Six Months Ended December 31, 2024		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024(a)
Net Asset Value, beginning of period	$50.36		$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.21		1.66
Net realized and unrealized gain (loss)	(0.38)		0.45	(c)
Total from investment operations	0.83		2.11
Less distributions from:
Net investment income	(1.49)		(1.44)
Net realized gains	(0.01)		—
Return of capital	—		(0.31)
Total distributions	(1.50)		(1.75)
Net Asset Value, end of period	$49.69		$50.36
Total Return (%)	1.64	(d)	4.24	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1,489		$750
Ratio of expenses before fee waiver (%)	0.25	(e)	0.27	(e)(f)
Ratio of expenses after fee waiver (%)	0.15	(e)	0.17	(e)(f)
Ratio of net investment income (loss) (%)	4.76	(e)	5.13	(e)
Portfolio turnover rate (%)(g)	693	(d)	769	(d)

Simplify Multi-QIS Alternative ETF	For the Six Months Ended December 31, 2024		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024(h)
Net Asset Value, beginning of period	$25.26		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.50		1.07
Net realized and unrealized gain (loss)	(1.13)		0.10
Total from investment operations	(0.63)		1.17
Less distributions from:
Net investment income	(0.16)		(0.91)
Total distributions	(0.16)		(0.91)
Net Asset Value, end of period	$24.47		$25.26
Total Return (%)	(2.49	)(d)	4.78	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$114		$115
Ratio of expenses (%)	1.00	(e)(i)	1.00	(e)
Ratio of net investment income (loss) (%)	3.99	(e)	4.36	(e)
Portfolio turnover rate (%)(g)	0	(d)	0	(d)

(a)	For the period November 7, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period July 11, 2023 (commencement of operations) through June 30, 2024.
(i)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Next Intangible Core Index ETF	For the Six Months Ended December 31, 2024		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024(a)
Net Asset Value, beginning of period	$26.21		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.10		0.06
Net realized and unrealized gain (loss)	2.74		1.20
Total from investment operations	2.84		1.26
Less distributions from:
Net investment income	(0.15)		(0.05)
Net realized gains	(0.84)		—
Total distributions	(0.99)		(0.05)
Net Asset Value, end of period	$28.06		$26.21
Total Return (%)	10.77	(c)	5.03	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1		$3
Ratio of expenses (%)	0.25	(d)	0.25	(d)
Ratio of net investment income (loss) (%)	0.74	(d)	1.18	(d)
Portfolio turnover rate (%)(e)	15	(c)	28	(c)

Simplify Next Intangible Value Index ETF	For the Six Months Ended December 31, 2024		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024(a)
Net Asset Value, beginning of period	$25.99		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.34		0.09
Net realized and unrealized gain (loss)	0.95		0.95
Total from investment operations	1.29		1.04
Less distributions from:
Net investment income	(0.48)		(0.05)
Net realized gains	(1.58)		—
Total distributions	(2.06)		(0.05)
Net Asset Value, end of period	$25.22		$25.99
Total Return (%)	4.90	(c)	4.18	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1		$3
Ratio of expenses (%)	0.25	(d)	0.25	(d)
Ratio of net investment income (loss) (%)	2.46	(d)	1.73	(d)
Portfolio turnover rate (%)(e)	24	(c)	65	(c)

(a)	For the period April 16, 2024 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Short Term Treasury Futures Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$21.33		$22.66	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.54		1.14	0.68
Net realized and unrealized gain (loss)	(0.06	)(c)	(1.43)	(2.38)
Total from investment operations	0.48		(0.29)	(1.70)
Less distributions from:
Net investment income	(0.58)		(1.04)	(0.64)
Total distributions	(0.58)		(1.04)	(0.64)
Net Asset Value, end of period	$21.23		$21.33	$22.66
Total Return (%)	2.19	(d)	(1.33)	(6.97	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$522		$539	$534
Ratio of expenses before fee waiver (%)	0.25	(e)	0.25	0.26	(e)(f)
Ratio of expenses after fee waiver (%)	0.15	(e)	0.15	0.15	(e)(f)
Ratio of net investment income (loss) (%)	4.83	(e)	5.13	4.62	(e)
Portfolio turnover rate (%)(g)	0	(d)	0	0	(d)

Simplify Treasury Option Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Period Ended June 30, 2023(h)
Net Asset Value, beginning of period	$24.59		$25.06	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.57		1.22	0.70
Net realized and unrealized gain (loss)	0.33		0.10	0.11
Total from investment operations	0.90		1.32	0.81
Less distributions from:
Net investment income	(0.91)		(1.14)	(0.74)
Net realized gains	(0.08)		(0.03)	(0.01)
Return of capital	—		(0.62)	—
Total distributions	(0.99)		(1.79)	(0.75)
Net Asset Value, end of period	$24.50		$24.59	$25.06
Total Return (%)	3.76	(d)	5.39	3.27	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$270		$140	$14
Ratio of expenses (%)	0.35	(e)	0.36 (f)	0.43	(e)(i)
Ratio of net investment income (loss) (%)	4.64	(e)	4.93	4.21	(e)
Portfolio turnover rate (%)(g)	0	(d)	0	0	(d)

(a)	For the period November 15, 2022 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period October 28, 2022 (commencement of operations) through June 30, 2023.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.08%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Bitcoin Strategy ETF	For the Six Months Ended December 31, 2024		Years Ended June 30					Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024		2023		2022	2021(a)
Net Asset Value, beginning of period	$34.44		$24.98		$20.43		$25.32	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19		0.25		0.18		0.17	0.06
Net realized and unrealized gain (loss)	4.31		9.51		5.35		(4.51)	0.30
Total from investment operations	4.50		9.76		5.53		(4.34)	0.36
Less distributions from:
Net investment income	(0.18)		(0.09)		(0.11)		(0.21)	(0.04)
Net realized gains	—		—		—		(0.34)	—
Return of capital	—		(0.21)		(0.87)		—	—
Total distributions	(0.18)		(0.30)		(0.98)		(0.55)	(0.04)
Net Asset Value, end of period	$38.76		$34.44		$24.98		$20.43	$25.32
Total Return (%)	13.08	(c)	39.29		27.69		(17.66)	1.46	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$40		$22		$9		$87	$103
Ratio of expenses (%)	0.51	(d)(e)(f)	0.51	(e)(f)	0.51	(e)(f)	0.50 (f)	0.51	(d)(e)(f)
Ratio of net investment income (loss) (%)	1.03	(d)	0.83		0.84		0.66	2.65	(d)
Portfolio turnover rate (%)(g)	15	(c)	21		8		6	2	(c)

Simplify US Equity PLUS Convexity ETF	For the Six Months Ended December 31, 2024		Years Ended June 30					Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024		2023		2022	2021(h)
Net Asset Value, beginning of period	$36.23		$29.08		$26.59		$30.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19		0.34		0.36		0.33	0.31
Net realized and unrealized gain (loss)	1.08		7.22		2.46		(3.85)	5.59
Total from investment operations	1.27		7.56		2.82		(3.52)	5.90
Less distributions from:
Net investment income	(0.18)		(0.41)		(0.33)		(0.52)	(0.27)
Total distributions	(0.18)		(0.41)		(0.33)		(0.52)	(0.27)
Net Asset Value, end of period	$37.32		$36.23		$29.08		$26.59	$30.63
Total Return (%)	35.30	(c)	26.21		10.67		(11.68)	23.68	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$70		$73		$73		$61	$89
Ratio of expenses (%)	0.50	(d)(f)	0.50	(f)	0.53	(f)(i)	0.50 (f)	0.50	(d)(f)
Ratio of expenses after fee waiver (%)	0.50	(d)(f)	0.38	(f)	0.28	(f)(i)	0.25 (f)	0.25	(d)(f)
Ratio of net investment income (loss) (%)	1.00	(d)	1.10		1.35		1.04	1.35	(d)
Portfolio turnover rate (%)(g)	1	(c)	3		1		3	6	(c)

(a)	For the period May 25, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Downside Convexity ETF	For the Six Months Ended December 31, 2024		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024	2023		2022	2021(a)
Net Asset Value, beginning of period	$32.39		$27.36	$26.48		$30.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.18		0.32	0.30		0.35	0.36
Net realized and unrealized gain (loss)	1.04		5.17	1.07	(c)	(3.76)	5.14
Total from investment operations	1.22		5.49	1.37		(3.41)	5.50
Less distributions from:
Net investment income	(0.18)		(0.33)	(0.49)		(0.37)	(0.24)
Return of capital	—		(0.13)	—		—	—
Total distributions	(0.18)		(0.46)	(0.49)		(0.37)	(0.24)
Net Asset Value, end of period	$33.43		$32.39	$27.36		$26.48	$30.26
Total Return (%)	3.75	(d)	20.23	5.31		(11.38)	22.07	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$137		$114	$116		$445	$225
Ratio of expenses (%)	0.50	(e)(f)	0.50 (f)	0.62	(f)(g)	0.50 (f)	0.50	(e)(f)
Ratio of expenses after fee waiver (%)	0.50	(e)(f)	0.38 (f)	0.37	(f)(g)	0.25 (f)	0.25	(e)(f)
Ratio of net investment income (loss) (%)	1.06	(e)	1.11	1.15		1.14	1.53	(e)
Portfolio turnover rate (%)(h)	2	(d)	0	0		5	4	(d)

Simplify US Equity PLUS QIS ETF	For the Six Months Ended December 31, 2024		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024(i)
Net Asset Value, beginning of period	$30.03		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.56
Net realized and unrealized gain (loss)	1.43		5.11
Total from investment operations	1.59		5.67
Less distributions from:
Net investment income	(0.16)		(0.64)
Net realized gains	(4.31)		—
Total distributions	(4.47)		(0.64)
Net Asset Value, end of period	$27.15		$30.03
Total Return (%)	5.08	(d)	22.97	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3		$3
Ratio of expenses (%)	0.52	(e)(f)(j)	0.56	(e)(f)(k)
Ratio of net investment income (loss) (%)	1.05	(e)	3.21	(e)
Portfolio turnover rate (%)(h)	14	(d)	88	(d)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.12%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period November 14, 2023 (commencement of operations) through June 30, 2024.
(j)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(k)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Upside Convexity ETF	For the Six Months Ended December 31, 2024		Years Ended June 30					Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024		2023		2022	2021(a)
Net Asset Value, beginning of period	$40.32		$30.65		$26.60		$30.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.29		0.34		0.40		0.36	0.32
Net realized and unrealized gain (loss)	0.54	(c)	9.78		3.99		(3.91)	6.02
Total from investment operations	0.83		10.12		4.39		(3.55)	6.34
Less distributions from:
Net investment income	(0.18)		(0.45)		(0.34)		(0.43)	(0.35)
Net realized gains	—		—		—		(0.41)	—
Total distributions	(0.18)		(0.45)		(0.34)		(0.84)	(0.35)
Net Asset Value, end of period	$40.97		$40.32		$30.65		$26.60	$30.99
Total Return (%)	2.07	(d)	33.28		16.65		(11.99)	25.52	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$17		$8		$8		$12	$9
Ratio of expenses (%)	0.50	(e)(f)	0.50	(f)	0.50	(f)	0.50 (f)	0.50	(e)(f)
Ratio of expenses after fee waiver (%)	0.50	(e)(f)	0.37	(f)	0.25	(f)	0.25 (f)	0.25	(e)(f)
Ratio of net investment income (loss) (%)	1.36	(e)	1.04		1.46		1.13	1.37	(e)
Portfolio turnover rate (%)(g)	3	(d)	4		0		4	5	(d)

Simplify US Small Cap PLUS Income ETF	Period Ended December 31, 2024(h)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21
Net realized and unrealized gain (loss)	(2.89)
Total from investment operations	(2.68)
Net Asset Value, end of period	$22.32
Total Return (%)	(10.70	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2
Ratio of expenses (%)	0.53	(e)(f)
Ratio of net investment income (loss) (%)	11.76	(e)
Portfolio turnover rate (%)(g)	5	(d)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period December 2, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights

Simplify Bitcoin Strategy PLUS Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$25.24		$18.08		$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44		0.76		0.15
Net realized and unrealized gain (loss)	8.03		12.23		6.64
Total from investment operations	8.47		12.99		6.79
Less distributions from:
Net investment income	(7.39)		(4.97)		(1.15)
Net realized gains	(0.28)		(0.86)		(0.06)
Total distributions	(7.67)		(5.83)		(1.21)
Net Asset Value, end of period	$26.04		$25.24		$18.08
Total Return (%)	38.60	(c)	84.03		58.15	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$55		$19		$25
Ratio of expenses (%)	1.39	(d)(e)(f)	6.09	(f)(g)	11.18	(d)(f)(h)
Ratio of net investment income (loss) (%)	3.40	(d)	3.67		1.35	(d)
Portfolio turnover rate (%)(i)	0	(c)	0		0	(c)

(a)	For the period September 30, 2022 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.54%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	The ratios of expenses to average net assets includes interest expense fees of 5.24%.
(h)	The ratios of expenses to average net assets includes interest expense fees of 10.23%.
(i)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights (Continued)

Simplify Gold Strategy PLUS Income ETF	Period Ended December 31, 2024(a)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)	(1.11)
Total from investment operations	(1.04)
Net Asset Value, end of period	$23.96
Total Return (%)	(4.15	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$11
Ratio of expenses (%)	0.60	(d)(e)
Ratio of net investment income (loss) (%)	3.87	(d)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period December 2, 2024 (commencement of operations) through December 31, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.10%.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights (Continued)

	For the
Simplify Macro Strategy ETF	Six Months Ended December 31, 2024		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024		2023		2022(a)
Net Asset Value, beginning of period	$20.92		$23.32		$23.59		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.57		0.82		1.35		0.16
Net realized and unrealized gain (loss)	(0.12	)(c)	(2.46)		(0.43)		(1.56)
Total from investment operations	0.45		(1.64)		0.92		(1.40)
Less distributions from:
Net investment income	(0.47)		(0.76)		(1.19)		(0.01)
Total distributions	(0.47)		(0.76)		(1.19)		(0.01)
Net Asset Value, end of period	$20.90		$20.92		$23.32		$23.59
Total Return (%)	2.07	(d)	(7.19	)(e)	3.94	(e)	(5.61	)(d)(e)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$12		$18		$51		$6
Ratio of expenses before fee waiver (%)	0.81	(f)(g)(h)	0.86	(h)(i)	0.77	(h)(j)	0.75	(f)(h)
Ratio of expenses after fee waiver (%)	0.56	(f)(g)(h)	0.61	(h)(i)	0.44	(h)(j)(k)	0.45	(f)(h)
Ratio of net investment income (loss) (%)	5.23	(f)	3.62		5.74		5.88	(f)
Portfolio turnover rate (%)(l)	80	(d)	68		71		11	(d)

(a)	For the period May 17, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Total Return would have been lower if certain expenses had not been waived/reimbursed by the Adviser.
(f)	Annualized.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.
(h)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.11%.
(j)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(k)	The ratio of expenses after fee waiver includes a voluntary waiver of 0.12%. See note 6.
(l)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights (Continued)

	For the Six Months Ended December 31,								Period Ended
Simplify Volatility Premium ETF	2024		Years Ended June 30						June 30,
Selected Per Share Data	(Unaudited)		2024		2023		2022		2021(a)
Net Asset Value, beginning of period	$22.47		$22.91		$22.18		$27.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.54		1.13		0.63		0.03		(0.02)
Net realized and unrealized gain (loss)	(0.46)		2.04		3.97		(1.54)		2.03
Total from investment operations	0.08		3.17		4.60		(1.51)		2.01
Less distributions from:
Net investment income	(1.69)		(3.61)		(3.87)		(0.04)		—
Return of capital	—		—		—		(3.28)		—
Total distributions	(1.69)		(3.61)		(3.87)		(3.32)		—
Net Asset Value, end of period	$20.86		$22.47		$22.91		$22.18		$27.01
Total Return (%)	0.27	(c)	15.05		23.14		(6.23)		8.05	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1,195		$1,000		$324		$99		$15
Ratio of expenses (%)	0.58	(d)(e)(f)	0.65	(f)(g)	1.16	(f)(h)	0.61	(f)(i)	0.51	(d)(f)(j)
Ratio of net investment income (loss) (%)	4.95	(d)	5.00		2.85		0.10		(0.51	)(d)
Portfolio turnover rate (%)(k)	180	(c)	97		260		207		10	(c)

(a)	For the period May 13, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.08%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.15%.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.66%.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.11%.
(j)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(k)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Aggregate Bond ETF

Simplify Downside Interest Rate Hedge Strategy ETF

Simplify Enhanced Income ETF

Simplify Health Care ETF Simplify Hedged Equity ETF

Simplify High Yield PLUS Credit Hedge ETF

Simplify Interest Rate Hedge ETF

Simplify Intermediate Term Treasury Futures Strategy ETF

Simplify MBS ETF

Simplify Multi-QIS Alternative ETF

Simplify Next Intangible Core Index ETF

Simplify Next Intangible Value Index ETF

Simplify Short Term Treasury Futures Strategy ETF

Simplify Treasury Option Income ETF

Simplify US Equity PLUS Bitcoin Strategy ETF

Simplify US Equity PLUS Convexity ETF

Simplify US Equity PLUS Downside Convexity ETF

Simplify US Equity PLUS QIS ETF

Simplify US Equity PLUS Upside Convexity ETF

Simplify US Small Cap PLUS Income ETF

Simplify Bitcoin Strategy PLUS Income ETF

Simplify Gold Strategy PLUS Income ETF

Simplify Macro Strategy ETF

Simplify Volatility Premium ETF

Effective August 27, 2024, Simplify Stable Income ETF changed its name to Simplify Treasury Option Income ETF. Effective November 1, 2024, Simplify US Equity PLUS GBTC ETF changed its name to Simplify US Equity PLUS Bitcoin Strategy ETF.

Simplify Downside Interest Rate Hedge Strategy ETF, Simplify Interest Rate Hedge ETF, Simplify US Small Cap PLUS Income ETF, Simplify Bitcoin Strategy PLUS Income ETF and Simplify Gold Strategy PLUS Income ETF are non-diversified Fund of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to each Fund. The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for Simplify Intermediate Term Treasury Futures Strategy ETF, Simplify Next Intangible Core Index ETF and Simplify Next Intangible Value Index ETF which offers shares that are listed and traded on the Cboe BZX Exchange, Inc. and Simplify US Equity PLUS Bitcoin Strategy ETF and Simplify Bitcoin Strategy PLUS Income ETF which offer shares that are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”). Unlike mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, or 10,000 shares in the case of Simplify Bitcoin Strategy PLUS Income ETF each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Simplify Aggregate Bond ETF	The Fund seeks to maximize total return.
Simplify Downside Interest Rate Hedge Strategy ETF	The Fund seeks to hedge interest rate movements arising from falling long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.
Simplify Enhanced Income ETF	The Fund seeks to provide monthly income.
Simplify Health Care ETF	The Fund seeks long-term capital appreciation.
Simplify Hedged Equity ETF	The Fund seeks to provide long-term capital appreciation.
Simplify High Yield PLUS Credit Hedge ETF	The Fund seeks to maximize current income by investing primarily in high-yield bonds through swaps on exchange traded funds while mitigating credit risk.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Investment objectives
Simplify Interest Rate Hedge ETF	The Fund seeks to hedge interest rate movements arising from rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.
Simplify Intermediate Term Treasury Futures Strategy ETF	The Fund seeks to provide total return, before fees and expenses that matches or outperforms the performance of the ICE US Treasury 20+ Year Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.
Simplify MBS ETF	The Fund seeks to provide total return, consistent with preservation of capital and prudent investment management.
Simplify Multi-QIS Alternative ETF	The Fund seeks to provide positive absolute returns and income.
Simplify Next Intangible Core Index ETF	The Fund seeks to provide investment results that track, before fees and expenses, the performance of the Next Intangible Core Index.
Simplify Next Intangible Value Index ETF	The Fund seeks to provide investment results that track, before fees and expenses, the performance of the Next Intangible Value Index.
Simplify Short Term Treasury Futures Strategy ETF	The Fund seeks to provide total return, before fees and expenses that matches or outperforms the performance of the ICE US Treasury 7-10 Year Bond Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.
Simplify Treasury Option Income ETF	The Fund seeks to provide monthly income.
Simplify US Equity PLUS Bitcoin Strategy ETF	The Fund seeks long-term capital appreciation.
Simplify US Equity PLUS Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify US Equity PLUS Downside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify US Equity PLUS QIS ETF	The Fund seeks to achieve long-term capital appreciation.
Simplify US Equity PLUS Upside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify US Small Cap PLUS Income ETF	The Fund seeks capital appreciation and income.
Simplify Bitcoin Strategy PLUS Income ETF	The Fund seeks income and capital appreciation.
Simplify Gold Strategy PLUS Income ETF	The Fund seeks capital gains and income.
Simplify Macro Strategy ETF	The Fund seeks to provide absolute returns.
Simplify Volatility Premium ETF	The Fund seeks to provide investment results, before fees and expenses, that correspond approximately to one-fifth to three-tenths the inverse (-0.2x to -0.3x) of the performance of a short-term volatility futures index while also seeking to mitigate extreme volatility.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by each Fund and cannot be carried back or forward by each Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Bitcoin Strategy PLUS Income ETF	Simplify Bitcoin Strategy PLUS Income Cayman Fund
Simplify Gold Strategy PLUS Income ETF	Simplify Gold Strategy PLUS Income Cayman Fund
Simplify Macro Strategy ETF	Simplify Macro Strategy Cayman Fund
Simplify Volatility Premium ETF	Simplify Volatility Premium Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2024	% of Fund’s Consolidated Total Assets at December 31, 2024
Simplify Bitcoin Strategy PLUS Income ETF	September 30, 2022	$21,313,995	21.8%
Simplify Gold Strategy PLUS Income ETF	December 2, 2024	$2,055,769	18.9%
Simplify Macro Strategy ETF	May 17, 2022	$—	—%
Simplify Volatility Premium ETF	May 13, 2021	$496,566,462	23.0%

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Swaptions are valued based on prices provided by a third-party pricing vendor that collects and aggregates market data to produce valuations. These securities are categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Money Market Funds are valued at NAV.

Forward foreign currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

foreign securities may trade on days when Shares are not priced, the value of securities held by the Funds can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Funds’ calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Funds’ NAV by short-term traders. In addition, because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for each Fund based upon the three levels defined above:

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Simplify Aggregate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$250,038,534	$—	$—	$250,038,534
U.S. Treasury Bills	9,701,892	—	—	9,701,892
Purchased Options	137,500	—	—	137,500
Interest Rate Swaps	—	5,821,712	—	5,821,712
Futures	793,812	—	—	793,812
TOTAL	$260,671,738	$5,821,712	$—	$266,493,450

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(990,250)	$—	$—	$(990,250)
Interest Rate Swaps	—	(4,985,525)	—	(4,985,525)
Futures	(160,203)	—	—	(160,203)
TOTAL	$(1,150,453)	$(4,985,525)	$—	$(6,135,978)

Simplify Downside Interest Rate Hedge Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$32,673,251	$—	$—	$32,673,251
TOTAL	$32,673,251	$—	$—	$32,673,251

Liabilities	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$(1,522,524)	$—	$(1,522,524)
TOTAL	$—	$(1,522,524)	$—	$(1,522,524)

Simplify Enhanced Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$286,599,600	$—	$—	$286,599,600
Purchased Options	399,760	—	—	399,760
Money Market Funds	361,831	—	—	361,831
TOTAL	$287,361,191	$—	$—	$287,361,191

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(2,732,669)	$—	$—	$(2,732,669)
TOTAL	$(2,732,669)	$—	$—	$(2,732,669)

Simplify Health Care ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$136,501,459	$—	$—	$136,501,459
U.S. Exchange-Traded Funds	3,615,528	—	—	3,615,528
Money Market Funds	2,436,557	—	—	2,436,557
TOTAL	$142,553,544	$—	$—	$142,553,544

Simplify Hedged Equity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$291,372,464	$—	$—	$291,372,464
Purchased Options	2,031,200	—	—	2,031,200
Money Market Funds	825,305	—	—	825,305
TOTAL	$294,228,969	$—	$—	$294,228,969

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(1,113,440)	$—	$—	$(1,113,440)

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

TOTAL	$(1,113,440)	$—	$—	$(1,113,440)

Simplify High Yield PLUS Credit Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$90,007,249	$—	$—	$90,007,249
U.S. Exchange-Traded Funds	29,590,000	—	—	29,590,000
Total Return Swaps	—	1,650,248	—	1,650,248
Money Market Funds	676,971	—	—	676,971
TOTAL	$120,274,220	$1,650,248	$—	$121,924,468

Liabilities	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(29,743)	$—	$(29,743)
Total Return Swaps	—	(2,833,068)	—	(2,833,068)
TOTAL	$—	$(2,862,811)	$—	$(2,862,811)

Simplify Interest Rate Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$88,471,735	$—	$—	$88,471,735
U.S. Government Obligations	61,391,487	—	—	61,391,487
Purchased Swaptions	—	34,286,094	—	34,286,094
Interest Rate Swaps	—	2,303	—	2,303
Money Market Funds	219,034	—	—	219,034
TOTAL	$150,082,256	$34,288,397	$—	$184,370,653

Simplify Intermediate Term Treasury Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$103,384,159	$—	$—	$103,384,159
Money Market Funds	469,626	—	—	469,626
TOTAL	$103,853,785	$—	$—	$103,853,785

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(5,493,614)	$—	$—	$(5,493,614)
TOTAL	$(5,493,614)	$—	$—	$(5,493,614)

Simplify MBS ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$1,508,665,337	$—	$—	$1,508,665,337
U.S. Government Agency Mortgage Backed Securities	—	1,470,240,244	—	1,470,240,244
Money Market Funds	1,442,719	—	—	1,442,719
TOTAL	$1,510,108,056	$1,470,240,244	$—	$2,980,348,300

Simplify Multi-QIS Alternative ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$114,986,362	$—	$—	$114,986,362
Purchased Options	218,983	153,321	—	372,304
Total Return Swaps	—	1,055,388	—	1,055,388
Money Market Funds	359,586	—	—	359,586
TOTAL	$140,733,487	$1,208,709	$—	$141,942,196

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(2,545,997)	$—	$(2,545,997)

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

TOTAL	$—	$(2,545,997)	$—	$(2,545,997)

Simplify Next Intangible Core Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,400,766	$—	$—	$1,400,766
Money Market Funds	1,484	—	—	1,484
TOTAL	$1,402,250	$—	$—	$1,402,250

Simplify Next Intangible Value Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,257,688	$—	$—	$1,257,688
Money Market Funds	2,070	—	—	2,070
TOTAL	$1,259,758	$—	$—	$1,259,758

Simplify Short Term Treasury Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$514,987,105	$—	$—	$514,987,105
TOTAL	$514,987,105	$—	$—	$514,987,105

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(2,836,751)	$—	$—	$(2,836,751)
TOTAL	$(2,836,751)	$—	$—	$(2,836,751)

Simplify Treasury Option Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$267,272,885	$—	$—	$267,272,885
Purchased Options	125,000	—	—	125,000
TOTAL	$267,397,885	$—	$—	$267,397,885

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(835,047)	$—	$—	$(835,047)
TOTAL	$(835,047)	$—	$—	$(835,047)

Simplify US Equity PLUS Bitcoin Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$38,646,971	$—	$—	$38,646,971
U.S. Treasury Bills	848,814	—	—	848,814
Money Market Funds	147,417	—	—	147,417
TOTAL	$39,643,202	$—	$—	$39,643,202

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(156,110)	$—	$—	$(156,110)
TOTAL	$(156,110)	$—	$—	$(156,110)

Simplify US Equity PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$70,227,170	$—	$—	$70,227,170
Purchased Options	437,379	—	—	437,379
Money Market Funds	26,394	—	—	26,394
TOTAL	$70,690,943	$—	$—	$70,690,943

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(889,820)	$—	$—	$(889,820)
TOTAL	$(889,820)	$—	$—	$(889,820)

Simplify US Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$136,978,772	$—	$—	$136,978,772
Purchased Options	1,204,637	—	—	1,204,637
TOTAL	$138,183,409	$—	$—	$138,183,409

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(1,371,046)	$—	$—	$(1,371,046)
TOTAL	$(1,371,046)	$—	$—	$(1,371,046)

Simplify US Equity PLUS QIS ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$2,410,699	$—	$—	$2,410,699
U.S. Treasury Bills	148,782	—	—	148,782
TOTAL	$2,559,481	$—	$—	$2,559,481

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(58,065)	$—	$—	$(58,065)
TOTAL	$(58,065)	$—	$—	$(58,065)

Simplify US Equity PLUS Upside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$17,489,683	$—	$—	$17,489,683
Purchased Options	29,569	—	—	29,569
Money Market Funds	89,779	—	—	89,779
TOTAL	$17,609,031	$—	$—	$17,609,031

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(219,935)	$—	$—	$(219,935)
TOTAL	$(219,935)	$—	$—	$(219,935)

Simplify US Small Cap PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$2,221,442	$—	$—	$2,221,442
Purchased Options	2,418	—	—	2,418
Money Market Funds	11,283	—	—	11,283
TOTAL	$2,235,143	$—	$—	$2,235,143

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(13,580)	$—	$—	$(13,580)
TOTAL	$(13,580)	$—	$—	$(13,580)

Simplify Bitcoin Strategy PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$93,018,209	$—	$—	$93,018,209
Purchased Options	209,847	—	—	209,847
TOTAL	$93,228,056	$—	$—	$93,228,056

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(41,024,263)	$—	$(41,024,263)
Written Options	(1,050,693)	—	—	(1,050,693)
Futures	(5,384,290)	—	—	(5,384,290)
TOTAL	$(6,434,983)	$(41,024,263)	$—	$(47,459,246)

Simplify Gold Strategy PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$10,519,353	$—	$—	$10,519,353
Purchased Options	13,801	—	—	13,801
TOTAL	$10,533,154	$—	$—	$10,533,154

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(90,573)	$—	$—	$(90,573)
TOTAL	$(90,573)	$—	$—	$(90,573)

Simplify Macro Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$9,669,695	$—	$—	$9,669,695
U.S. Treasury Bills	1,447,438	—	—	1,447,438
Purchased Options	9,329	—	—	9,329
Total Return Swaps	—	124,218	—	124,218
Money Market Funds	17,279	—	—	17,279
Forward Foreign Currency Contracts	—	798,945	—	798,945
TOTAL	$11,900,901	$923,163	$—	$12,824,064

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(64,339)	$—	$—	$(64,339)
Total Return Swaps	—	(120,000)	—	(120,000)
Forward Foreign Currency Contracts	—	(968,209)	—	(968,209)
TOTAL	$(64,339)	$(1,088,209)	$—	$(1,152,548)

Simplify Volatility Premium ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$1,699,561,804	$—	$—	$1,699,561,804
U.S. Exchange-Traded Funds	367,628,934	—	—	367,628,934
U.S. Government Obligations	99,407	—	—	99,407
Purchased Options	31,429,503	—	—	31,429,503
Futures	3,494,220	—	—	3,494,220
TOTAL	$2,102,213,868	$—	$—	$2,102,213,868

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(857,771,816)	$—	$(857,771,816)
Written Options	(71,964,641)	—	—	(71,964,641)
Futures	(327,853)	—	—	(327,853)
TOTAL	$(72,292,494)	$(857,771,816)	$—	$(930,064,310)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy to pay out dividends from net investment income monthly, except for Simplify Health Care ETF, Simplify Hedged Equity ETF, Simplify Multi-QIS Alternative ETF, Simplify Next Intangible Core Index ETF, Simplify Next Intangible Value Index ETF, Simplify US Equity PLUS Bitcoin Strategy ETF, Simplify US Equity PLUS Convexity ETF, Simplify US Equity PLUS Downside Convexity ETF, Simplify US Equity PLUS Upside Convexity ETF, Simplify US Small Cap PLUS Income ETF and Simplify Gold Strategy PLUS Income ETF which pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

4. Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular swaption agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

risks losing only the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, it becomes obligated (if the swaption is exercised) according to the terms of the underlying agreement.

When a Fund writes a swaption, an amount equal to the premium received by a Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the written swaption expires, a Fund realizes a gain equal to the amount of the premium paid, which is included in realized gain (loss) on written swaptions in the Statement of Operations. If the written swaption is exercised or sold, the premium received is added to the proceeds or offset against amounts paid on the underlying security to determine the realized gain or loss, which is reported as gain (loss) on written swaptions in the Statements of Operations.

A Fund may also purchase swaptions which involve the payment of premium in exchange for an option to enter into an interest rate swap and credit default swap with specified terms and conditions on a future date. The purchaser has the right, but not the obligation, to enter into the new swap agreement. Periodic payments are typically made during the life of the swap agreement according to the terms of such agreement. Changes in value of purchased swaptions are reported as part of change in unrealized gain (loss) on investments in the Statements of Operations. When the purchased swaption is exercised, terminated, expires or is sold, a Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statements of Operations.

Swaps. Swap agreements are agreements between a Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A Fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

Forward Foreign Exchange Currency Contracts

The Simplify Macro Strategy ETF entered into forward foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Aggregate Bond ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$793,812	Unrealized depreciation on futures contracts*	$160,203
Interest Rate Contracts	Unrealized appreciation on OTC swaps	$5,821,712	Unrealized depreciation on OTC swaps	$4,985,525
Interest Rate Contracts	Investments, at value(1)	$137,500	Investments, at value(1)	$—
Interest Rate Contracts	Written options	$—	Written options	$—
Simplify Downside Interest Rate Hedge Strategy ETF
Interest Rate Contracts	Investments, at value(2)	$—	Investments, at value(2)	$1,522,524

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Enhanced Income ETF
Equity Contracts	Investments, at value(1)	$399,760	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$2,732,669

Simplify Hedged Equity ETF
Equity Contracts	Investments, at value(1)	$2,031,200	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$1,113,440

Simplify High Yield PLUS Credit Hedge ETF
Credit Contracts	Unrealized appreciation on centrally cleared swaps	$—	Unrealized depreciation on centrally cleared swaps	$29,743
Equity Contracts	Unrealized appreciation on OTC swaps	$1,650,248	Unrealized depreciation on OTC swaps	$1,265,458
Interest Rate Contracts	Unrealized appreciation on OTC swaps	$—	Unrealized depreciation on OTC swaps	$1,567,610

Simplify Interest Rate Hedge ETF
Interest Rate Contracts	Unrealized appreciation on OTC swaps	$2,303	Unrealized depreciation on OTC swaps	$—
Interest Rate Contracts	Investments, at value(2)	$34,286,094	Investments, at value(2)	$—

Simplify Intermediate Term Treasury Futures Strategy ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$5,493,614

Simplify Multi-QIS Alternative ETF
Equity Contracts	Investments, at value(1)	$218,983	Investments, at value(1)	$—
Interest Rate Contracts	Investments, at value(1)	$153,321	Investments, at value(1)	$—
Commodity Contracts	Unrealized appreciation on OTC swaps	$186,294	Unrealized depreciation on OTC swaps	$132,528
Credit Contracts	Unrealized appreciation on OTC swaps	$45,966	Unrealized depreciation on OTC swaps	$64,483
Equity Contracts	Unrealized appreciation on OTC swaps	$779,798	Unrealized depreciation on OTC swaps	$2,181,171
Foreign Exchange Contracts	Unrealized appreciation on OTC swaps	$—	Unrealized depreciation on OTC swaps	$37,526
Interest Rate Contracts	Unrealized appreciation on OTC swaps	$43,330	Unrealized depreciation on OTC swaps	$130,289

Simplify Short Term Treasury Futures Strategy ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,836,751

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Treasury Option Income ETF
Interest Rate Contracts	Investments, at value(1)	$125,000	Investments, at value(1)	$—
Interest Rate Contracts	Written options	$—	Written options	$—

Simplify US Equity PLUS Bitcoin Strategy ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$156,110

Simplify US Equity PLUS Convexity ETF
Equity Contracts	Investments, at value(1)	$437,379	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$889,820

Simplify US Equity PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$1,204,637	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$1,371,046

Simplify US Equity PLUS QIS ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$58,065

Simplify US Equity PLUS Upside Convexity ETF
Equity Contracts	Investments, at value(1)	$29,569	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$219,935

Simplify US Small Cap PLUS Income ETF
Equity Contracts	Investments, at value(1)	$2,418	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$13,580

Simplify Bitcoin Strategy PLUS Income ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$5,384,290
Commodity Contracts	Investments, at value(1)	$14,752	Investments, at value(1)	$—
Equity Contracts	Investments, at value(1)	$195,095	Investments, at value(1)	$—
Commodity Contracts	Written options	$—	Written options	$—
Equity Contracts	Written options	$—	Written options	$1,050,693

Simplify Gold Strategy PLUS Income ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$47,350
Equity Contracts	Investments, at value(1)	$13,801	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$90,573

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Macro Strategy ETF
Equity Contracts	Investments, at value(1)	$9,329	Investments, at value(1)	$—
Equity Contracts	Unrealized appreciation on OTC swaps	$124,218	Unrealized depreciation on OTC swaps	$120,000
Equity Contracts	Written options	$—	Written options	$64,339
Foreign Exchange Contracts	Unrealized appreciation on forward foreign currency contracts	$798,945	Unrealized depreciation on forward foreign currency contracts	$968,209

Simplify Volatility Premium ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$3,494,220	Unrealized depreciation on futures contracts*	$327,853
Equity Contracts	Investments, at value(1)	$31,429,503	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$—
Interest Rate Contracts	Written options	$—	Written options	$71,964,641

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
(2)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Interest Rate	$(411,925)	$(15,136)
Simplify Enhanced Income ETF	Equity	(32,503,104)	196,373
Simplify Enhanced Income ETF	Commodity	—	12,993
Simplify Hedged Equity ETF	Equity	(4,200,323)	(775,144)
Simplify High Yield PLUS Credit Hedge ETF	Equity	740,660	62,040
Simplify Multi-QIS Alternative ETF	Equity	(651,142)	(14,210)
Simplify Multi-QIS Alternative ETF	Commodity	(400,000)	—
Simplify Treasury Option Income ETF	Interest Rate	470,752	(13,760)
Simplify US Equity PLUS Convexity ETF	Equity	(4,154,075)	(693,550)
Simplify US Equity PLUS Convexity ETF	Commodity	—	(3,194)
Simplify US Equity PLUS Downside Convexity ETF	Equity	(5,962,507)	(519,541)
Simplify US Equity PLUS Downside Convexity ETF	Commodity	—	(11,598)
Simplify US Equity PLUS Upside Convexity ETF	Equity	(766,982)	(245,560)
Simplify US Small Cap PLUS Income ETF	Equity	(29,816)	(1,653)
Simplify US Small Cap PLUS Income ETF	Commodity	—	(368)
Simplify Bitcoin Strategy PLUS Income ETF	Equity	(2,409,909)	(1,686,919)
Simplify Bitcoin Strategy PLUS Income ETF	Commodity	(58,898)	(13,003)
Simplify Gold Strategy PLUS Income ETF	Equity	(82,910)	(8,827)
Simplify Gold Strategy PLUS Income ETF	Commodity	—	(1,168)
Simplify Macro Strategy ETF	Equity	(1,622,616)	1,710,692
Simplify Volatility Premium ETF	Equity	(4,169,998)	(12,031,286)
Simplify Volatility Premium ETF	Interest Rate	(27,141)	—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Commodity	$3,681	$—
Simplify Aggregate Bond ETF	Interest Rate	—	836,187
Simplify High Yield PLUS Credit Hedge ETF	Equity	(355,976)	1,065,257
Simplify High Yield PLUS Credit Hedge ETF	Interest Rate	(1,451,589)	(1,396,094)
Simplify High Yield PLUS Credit Hedge ETF	Credit	41,843	(96,550)
Simplify Interest Rate Hedge ETF	Interest Rate	(48)	380
Simplify Multi-QIS Alternative ETF	Equity	1,192,925	(1,289,506)
Simplify Multi-QIS Alternative ETF	Commodity	—	(277,652)
Simplify Multi-QIS Alternative ETF	Interest Rate	—	(150,421)
Simplify Multi-QIS Alternative ETF	Foreign Exchange	—	(112,525)
Simplify Multi-QIS Alternative ETF	Credit	—	(48,339)
Simplify Macro Strategy ETF	Equity	129,279	4,218

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased swaption contracts (b) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Downside Interest Rate Hedge Strategy ETF	Interest Rate	$—	$(1,522,524)
Simplify Interest Rate Hedge ETF	Interest Rate	$1,039,338	$13,225,773

(b)	Purchased Swaptions are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Equity	$(2,777,074)	$—
Simplify Aggregate Bond ETF	Interest Rate	—	334,066
Simplify Intermediate Term Treasury Futures Strategy ETF	Interest Rate	(7,689,121)	(6,819,863)
Simplify Multi-QIS Alternative ETF	Equity	81,406	—
Simplify Short Term Treasury Futures Strategy ETF	Interest Rate	10,899,995	(10,520,330)
Simplify Treasury Option Income ETF	Equity	(460)	—
Simplify Treasury Option Income ETF	Interest Rate	(231,187)	—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify US Equity PLUS Bitcoin Strategy ETF	Equity	$324,973	$(165,010)
Simplify US Equity PLUS QIS ETF	Equity	150,813	(63,615)
Simplify Bitcoin Strategy PLUS Income ETF	Commodity	14,873,452	(4,309,340)
Simplify Gold Strategy PLUS Income ETF	Equity	—	(47,350)
Simplify Macro Strategy ETF	Interest Rate	715,000	(185,000)
Simplify Volatility Premium ETF	Equity	8,950	2,134,647
Simplify Volatility Premium ETF	Interest Rate	(7,212,102)	—

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Equity	$2,034,053	$508,166
Simplify Aggregate Bond ETF	Commodity	1,312,804	—
Simplify Enhanced Income ETF	Equity	16,991,259	(1,064,141)
Simplify Enhanced Income ETF	Commodity	—	(71,360)
Simplify Hedged Equity ETF	Equity	(494,028)	3,752,314
Simplify High Yield PLUS Credit Hedge ETF	Equity	363,881	(27,999)
Simplify Multi-QIS Alternative ETF	Equity	670,524	(10,739)
Simplify Treasury Option Income ETF	Interest Rate	2,667,377	456,102
Simplify US Equity PLUS Convexity ETF	Equity	1,790,087	(201,872)
Simplify US Equity PLUS Convexity ETF	Commodity	—	7,471
Simplify US Equity PLUS Downside Convexity ETF	Equity	2,949,462	232,300
Simplify US Equity PLUS Downside Convexity ETF	Commodity	—	26,998
Simplify US Equity PLUS Upside Convexity ETF	Equity	130,277	(105,501)
Simplify US Small Cap PLUS Income ETF	Equity	(29,328)	(2,151)
Simplify US Small Cap PLUS Income ETF	Commodity	—	855
Simplify Bitcoin Strategy PLUS Income ETF	Equity	2,050,542	(331,383)
Simplify Bitcoin Strategy PLUS Income ETF	Commodity	(214,547)	26,147
Simplify Gold Strategy PLUS Income ETF	Equity	(41,823)	(25,694)
Simplify Gold Strategy PLUS Income ETF	Commodity	—	2,414
Simplify Macro Strategy ETF	Equity	(674,900)	(598,255)
Simplify Macro Strategy ETF	Commodity	(256,754)	—
Simplify Volatility Premium ETF	Equity	6,932,602	(3,623,341)
Simplify Volatility Premium ETF	Interest Rate	1,430,080	48,730

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts (b) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Macro Strategy ETF	Foreign Exchange	$(124,453)	$(223,273)

(b)	Forward foreign currency are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

For the period ended December 31, 2024, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Forward Foreign Currency Contracts (Notional Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)	Swaps (Notional Value)
Simplify Aggregate Bond ETF	$45,833	$—	$—	$49,731,453	$(734,891)	$100,405,810
Simplify Downside Interest Rate Hedge Strategy ETF	—	600,000,000	—	—	—	—
Simplify Enhanced Income ETF	415,633	—	—	—	(1,385,357)	—
Simplify Health Care ETF	—	—	—	—	—	—
Simplify Hedged Equity ETF	1,270,358	—	—	—	(2,185,466)	—
Simplify High Yield PLUS Credit Hedge ETF	20,279	—	—	—	(9,289)	(136,542,851)
Simplify Interest Rate Hedge ETF	—	1,900,000,000	—	—	—	10,000
Simplify Intermediate Term Treasury Futures Strategy ETF	—	—	—	289,636,875	—	—
Simplify MBS ETF	—	—	—	—	—	—
Simplify Multi-QIS Alternative ETF	313,522	—	—	—	(43,373)	245,174,789
Simplify Next Intangible Core Index ETF	—	—	—	—	—	—
Simplify Next Intangible Value Index ETF	—	—	—	—	—	—
Simplify Short Term Treasury Futures Strategy ETF	—	—	—	2,866,630,088	—	—
Simplify Treasury Option Income ETF	41,667	—	—	—	(554,391)	—
Simplify US Equity PLUS Bitcoin Strategy ETF	—	—	—	4,435,492	—	—
Simplify US Equity PLUS Convexity ETF	871,550	—	—	—	(417,708)	—
Simplify US Equity PLUS Downside Convexity ETF	900,322	—	—	—	(736,284)	—
Simplify US Equity PLUS QIS ETF	—	—	—	1,727,150	—	—
Simplify US Equity PLUS Upside Convexity ETF	110,822	—	—	—	(76,589)	—
Simplify US Small Cap PLUS Income ETF	2,419	—	—	—	(13,580)	—
Simplify Bitcoin Strategy PLUS Income ETF	96,777	—	—	32,443,875	(402,934)	—
Simplify Gold Strategy PLUS Income ETF	13,801	—	—	—	(90,573)	—
Simplify Macro Strategy ETF	107,082	—	(26,624)	63,701,667	(354,636)	145,454
Simplify Volatility Premium ETF	12,316,021	—	—	(171,048,341)	(25,383,526)	—

Certain Funds enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of December 31, 2024:

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Downside Interest Rate Hedge Strategy ETF
Goldman Sachs International	$341,760	$—	$—	$(341,760)	$—
Morgan Stanley Capital
Services LLC	1,180,764	—	—	(1,180,764)	—
	$1,522,524	$—	$—	$(1,522,524)	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify High Yield PLUS Credit Hedge ETF
Morgan Stanley Capital
Services LLC	$1,290,409	$(1,290,409)	$—	$—	$—
Nomura Securities	359,839	(359,839)	—	—	—
	$1,650,248	$(1,650,248)	$—	$—	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify High Yield PLUS Credit Hedge ETF
Morgan Stanley Capital
Services LLC	$2,202,343	$(1,290,409)	$—	$(911,934)	$—
Nomura Securities	630,725	(359,839)	—	(270,886)	—
	$2,833,068	$(1,650,248)	$—	$(1,182,820)	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities(1)	Financial Instruments and Derivatives Available for Offset	Collateral Received(2)	Non-Cash Collateral Received(2)	Net Amount of Derivatives Assets
Simplify Interest Rate Hedge ETF
Bank of America NA	$3,958,284	$—	$—	$—	$3,958,284
Barclays Bank PLC	2,719,266	—	—	(219,277)	2,499,989
Goldman Sachs International	10,080,164	—	—	—	10,080,164
J&P Morgan Chase & Co.	550,585	—	—	—	550,585
Morgan Stanley Capital Services LLC	16,977,795	—	—	(16,977,795)	—
	$34,286,094	$—	$—	$(17,197,072)	$17,089,022

(1)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities.
(2)	The actual collateral received and/or pledged may be more than amount shown.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify Multi-QIS Alternative ETF
Bank of America NA	$112,268	$(112,268)	$—	$—	$—
Goldman Sachs International	77,314	(77,314)	—	—	—
J&P Morgan Chase & Co.	40,711	(7,824)	—	—	32,887
Macquarie Bank	74,026	(74,026)	—	—	—
Nomura Securities	680,015	(570,588)	—	—	109,427
Societe Generale	71,054	(71,054)	—	—	—
	$1,055,388	$(913,074)	$—	$—	$142,314

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Multi-QIS Alternative ETF
Bank of America NA	$117,617	$(112,268)	$—	$(5,349)	$—
Barclays Bank PLC	67,336	—	—	(67,336)	—
BNP Paribas	154,237	—	—	(154,237)	—
Goldman Sachs International	290,303	(77,314)	—	(212,989)	—
J&P Morgan Chase & Co.	7,824	(7,824)	—	—	—
Macquarie Bank	611,211	(74,026)	—	(537,185)	—
Morgan Stanley Capital Services LLC	313,214	—	—	(313,214)	—
Nomura Securities	570,588	(570,588)	—	—	—
Societe Generale	131,138	(71,054)	—	—	60,084
UBS	282,529	—	—	(282,529)	—
	$2,545,997	$(913,074)	$—	$(1,572,839)	$60,084

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify Macro Strategy ETF
Morgan Stanley Capital Services LLC	$124,218	$(120,000)	$—	$—	$4,218
	$124,218	$(120,000)	$—	$—	$4,218

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Macro Strategy ETF
Morgan Stanley Capital Services LLC	$120,000	$(120,000)	$—	$—	$—
	$120,000	$(120,000)	$—	$—	$—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

(1)	The actual collateral received and/or pledged may be more than amount shown.

5. Reverse Repurchase Agreements

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Bitcoin Strategy PLUS Income ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$41,024,263	$—	$41,024,263	$41,024,263	$41,024,263	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Volatility Premium ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$857,771,816	$—	$857,771,816	$857,771,816	$857,771,816	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Reverse repurchase agreements involve the sale of securities held by the Simplify Bitcoin Strategy PLUS Income ETF and Simplify Volatility Premium ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statements of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline. For the year ended June 30, 2024, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Simplify Bitcoin Strategy PLUS Income ETF were $22,891,899 and 5.09%, respectively, and for Simplify Volatility Premium ETF $418,509,866 and 5.10%, respectively.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Simplify Bitcoin Strategy PLUS Income ETF liability as of December 31, 2024:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$41,024,263	$—	$—	$41,024,263

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Simplify Volatility Premium ETF liability as of December 31, 2024:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$323,018,280	$534,753,536	$—	$857,771,816

6. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Aggregate Bond ETF	0.50%
Simplify Downside Interest Rate Hedge Strategy ETF	0.50%
Simplify Enhanced Income ETF	0.50%
Simplify Health Care ETF	0.50%
Simplify Hedged Equity ETF	0.50%
Simplify High Yield PLUS Credit Hedge ETF	0.50%
Simplify Interest Rate Hedge ETF	0.50%
Simplify Intermediate Term Treasury Futures Strategy ETF	0.25%
Simplify MBS ETF	0.25%
Simplify Multi-QIS Alternative ETF	1.00%
Simplify Next Intangible Core Index ETF	0.25%
Simplify Next Intangible Value Index ETF	0.25%
Simplify Short Term Treasury Futures Strategy ETF	0.25%
Simplify Treasury Option Income ETF	0.35%
Simplify US Equity PLUS Bitcoin Strategy ETF	0.50%
Simplify US Equity PLUS Convexity ETF	0.50%
Simplify US Equity PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS QIS ETF	0.50%
Simplify US Equity PLUS Upside Convexity ETF	0.50%
Simplify US Small Cap PLUS Income ETF	0.50%
Simplify Bitcoin Strategy PLUS Income ETF	0.85%
Simplify Gold Strategy PLUS Income ETF	0.50%
Simplify Macro Strategy ETF	0.75%
Simplify Volatility Premium ETF	0.50%

The Adviser for the Funds below has contractually agreed, until at least October 31, 2025, to waive its management fees to 0.25% of the Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2024, the Adviser waived fees of the Funds as follows:

Fund	Fees Waived
Simplify Aggregate Bond ETF	$304,271
Simplify High Yield PLUS Credit Hedge ETF	161,301

The Adviser for the Funds below has contractually agreed, until at least October 31, 2025, to waive its management fees to 0.15% of the Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2024, the Adviser waived fees of the Fund as follows:

Fund	Fees Waived
Simplify Intermediate Term Treasury Futures Strategy ETF	$53,206

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Fees Waived
Simplify MBS ETF	679,820
Simplify Short Term Treasury Futures Strategy ETF	293,281

The Adviser for the Fund below has contractually agreed, until at least October 31, 2025, to waive its management fees to 0.50% of the Fund’s average daily net assets. For the period ended December 31, 2024, the Adviser waived fees of the Fund as follows:

Fund	Fees Waived
Simplify Macro Strategy ETF	$18,743

The Adviser for the Fund below has contractually agreed, until at least October 31, 2025, to waive its management fees to 0.40% of the Fund’s average daily net assets. For the period ended December 31, 2024, the Adviser waived fees of the Fund as follows:

Fund	Fees Waived
Simplify Hedged Equity ETF	$44,220

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Funds, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of a Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Funds also pay non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

7. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond PLUS Credit Hedge ETF	$273,557,160	$249,380,719
Simplify Downside Interest Rate Hedge Strategy ETF	—	—
Simplify Enhanced Income ETF	—	—
Simplify Health Care ETF	182,377,589	170,678,753
Simplify Hedged Equity ETF	5,939,750	5,981,080
Simplify High Yield PLUS Credit Hedge ETF	29,982,268	—
Simplify Interest Rate Hedge ETF	—	—
Simplify Intermediate Term Treasury Futures Strategy ETF	—	—
Simplify MBS ETF	—	—
Simplify Multi-QIS Alternative ETF	—	—
Simplify Next Intangible Core Index ETF	473,954	249,404
Simplify Next Intangible Value Index ETF	670,109	421,566
Simplify Short Term Treasury Futures Strategy ETF	—	—
Simplify Treasury Option Income ETF	—	—
Simplify US Equity PLUS Bitcoin Strategy ETF	7,804,229	5,136,883
Simplify US Equity PLUS Convexity ETF	1,027,884	4,604,884
Simplify US Equity PLUS Downside Convexity ETF	2,401,249	4,925,263
Simplify US Equity PLUS QIS ETF	386,588	874,500
Simplify US Equity PLUS Upside Convexity ETF	301,999	813,086
Simplify US Small Cap PLUS Income ETF	2,504,972	57,177
Simplify Bitcoin Strategy PLUS Income ETF	—	—
Simplify Gold Strategy PLUS Income ETF	—	—
Simplify Macro Strategy ETF	10,427,028	9,660,245
Simplify Volatility Premium ETF	998,637,860	912,279,113

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Purchases	Sales
Simplify Aggregate Bond PLUS Credit Hedge ETF	$29,313,283	$2,140,680
Simplify Downside Interest Rate Hedge Strategy ETF	—	—
Simplify Enhanced Income ETF	—	—
Simplify Health Care ETF	109,390,707	96,559,996
Simplify Hedged Equity ETF	123,928,943	18,539,716
Simplify High Yield PLUS Credit Hedge ETF	—	—
Simplify Interest Rate Hedge ETF	—	—
Simplify Intermediate Term Treasury Futures Strategy ETF	—	—
Simplify MBS ETF	—	—
Simplify Multi-QIS Alternative ETF	—	—
Simplify Next Intangible Core Index ETF	694,415	2,327,600
Simplify Next Intangible Value Index ETF	—	1,662,718
Simplify Short Term Treasury Futures Strategy ETF	—	—
Simplify Treasury Option Income ETF	—	—
Simplify US Equity PLUS Bitcoin Strategy ETF	27,579,514	15,566,495
Simplify US Equity PLUS Convexity ETF	7,417,081	11,089,670
Simplify US Equity PLUS Downside Convexity ETF	47,534,345	26,763,261
Simplify US Equity PLUS QIS ETF	—	—
Simplify US Equity PLUS Upside Convexity ETF	12,725,920	3,006,501
Simplify US Small Cap PLUS Income ETF	—	—
Simplify Bitcoin Strategy PLUS Income ETF	—	—
Simplify Gold Strategy PLUS Income ETF	—	—
Simplify Macro Strategy ETF	—	3,498,967
Simplify Volatility Premium ETF	—	—

Purchases and sales of long term U.S. Government Securities were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond PLUS Credit Hedge ETF	$535,772,238	$541,289,085
Simplify Interest Rate Hedge ETF	—	5,184,773
Simplify Macro Strategy ETF	—	3,490,898
Simplify MBS ETF	9,690,249,975	8,936,605,151

8. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares or 10,000 shares in the case of Simplify Bitcoin Strategy PLUS Income ETF (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on their respective exchange on each day that the exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on their respective exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

9. Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Aggregate Bond PLUS Credit Hedge ETF	$217,270,312	$255,646	$(1,193,839)	$(938,193)
Simplify Enhanced Income ETF	436,944,430	58,350	(85,284)	(26,934)
Simplify Health Care ETF	124,428,961	12,076,207	(5,164,637)	6,911,570
Simplify Hedged Equity ETF	158,831,344	15,147,437	(2,541,743)	12,605,694
Simplify High Yield PLUS Credit Hedge ETF	154,441,924	34,040	(28,525)	5,515

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Interest Rate Hedge ETF	124,080,786	21,377,501	(362,797)	21,014,704
Simplify Intermediate Term Treasury Futures Strategy ETF	48,139,284	4,718	—	4,718
Simplify MBS ETF	1,483,489,262	2,281,785	(195,592)	2,086,193
Simplify Multi-QIS Alternative ETF	114,469,360	6,037	(21,285)	(15,248)
Simplify Next Intangible Core Index ETF	2,528,813	142,928	(51,985)	90,943
Simplify Next Intangible Value Index ETF	2,560,147	101,096	(63,061)	38,035
Simplify Short Term Treasury Futures Strategy ETF	536,270,680	52,575	—	52,575
Simplify Treasury Option Income ETF	138,811,792	831	(12)	819
Simplify US Equity PLUS Bitcoin Strategy ETF	19,886,906	1,667,234	(97,404)	1,569,830
Simplify US Equity PLUS Convexity ETF	61,024,692	12,423,724	(437)	12,423,287
Simplify US Equity PLUS Downside Convexity ETF	100,259,904	14,139,826	(7,725)	14,132,101
Simplify US Equity PLUS QIS ETF	2,788,763	173,194	(18,484)	154,710
Simplify US Equity PLUS Upside Convexity ETF	7,272,894	797,692	(168)	797,524
Simplify Macro Strategy ETF	19,480,435	1,657,449	(3,281,699)	(1,624,250)
Simplify Bitcoin Strategy PLUS Income ETF	56,679,476	4,103	(8,379)	(4,276)
Simplify Volatility Premium ETF	1,585,060,029	2,924,140	(5,806,730)	(2,882,590)

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2024:

Fund	Amount
Simplify Aggregate Bond ETF	$29,231
Simplify Health Care ETF	1,022,838
Simplify US Equity PLUS Bitcoin Strategy ETF	346,410

At June 30, 2024, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Enhanced Income ETF	$—	$—	$—
Simplify Health Care ETF	3,236,205	2,418,254	5,654,459
Simplify Hedged Equity ETF	6,358,353	9,652,239	16,010,592
Simplify High Yield PLUS Credit Hedge ETF	3,686,350	504,239	4,190,589
Simplify Intermediate Term Treasury Futures Strategy ETF	12,036,668	15,513,390	27,550,058
Simplify MBS ETF	2,812,226	—	2,812,226
Simplify Multi-QIS Alternative ETF	35,543	77,064	112,607
Simplify Short Term Treasury Futures Strategy ETF	21,444,825	32,231,511	53,676,336
Simplify Treasury Option Income ETF	—	—	—
Simplify US Equity PLUS Bitcoin Strategy ETF	2,023,055	2,468,406	4,491,461
Simplify US Equity PLUS Convexity ETF	1,504,904	2,989,351	4,494,255
Simplify US Equity PLUS Downside Convexity ETF	34,613,954	19,631,731	54,245,685
Simplify US Equity PLUS Upside Convexity ETF	145,842	241,359	387,201
Simplify Bitcoin Strategy PLUS Income ETF	—	—	—
Simplify Macro Strategy ETF	3,418,419	—	3,418,419
Simplify Volatility Premium ETF	12,427,054	1,844,611	14,271,665

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. At June 30 2024, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses:

Fund	Capital Post- October Losses	Late-year ordinary Losses
Simplify Interest Rate Hedge ETF	$4,428,435	$—

10. Segment Reporting

Each Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of each Fund. The CODM reviews the operating results of each Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

11. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and, except as noted above, has determined that there are no other subsequent events that require adjustment to, or disclosure in, the financial statement.

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca, CBOE, or NASDAQ, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

December 31, 2024

Semi-Annual Financial Statements and
Other Important Information

Simplify Exchange Traded Funds

Simplify Opportunistic Income ETF (CRDT)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Opportunistic Income ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
Asset Backed Securities – 22.5%
Adams Outdoor Advertising LP, Class B, Series 2023-1, 144A, 8.81%, 7/15/2053(a)	$500,000	$513,307
Ally Bank Auto Credit-Linked Notes Series 2024-B, Class F, Series 2024-B, 144A, 8.04%, 9/15/2032(a)	746,253	751,594
AMSR 2024-SFR2 Trust, Class E1, Series 2024-SFR2, 144A, 4.15%, 11/17/2041(a)	1,000,000	904,306
Anchorage Capital CLO 19 Ltd., Class E, Series 2021-19A, 144A, 12.37%, (3-Month CME Term SOFR + 7.71%), 10/15/2034(a)(b)	1,000,000	985,541
Ares LIV CLO Ltd., Class E, Series 2019-54A, 144A, 12.26%, (3-Month CME Term SOFR + 7.60%), 10/15/2032(a)(b)	1,000,000	1,007,652
Elmwood CLO XII Ltd., Class FR, Series 2021-5A, 144A, 13.32%, (3-Month CME Term SOFR + 8.75%), 10/15/2037(a)(b)	1,677,000	1,692,622
Exeter Automobile Receivables Trust 2021-4, Class C, Series 2021-4A, 1.46%, 10/15/2027	20,180	20,156
Flatiron CLO 28 Ltd., Class D1, Series 2024-1A, 144A, 8.27%, (3-Month CME Term SOFR + 3.00%), 7/15/2036(a)(b)	500,000	503,961
Frontier Issuer LLC, Class B, Series 2023-1, 144A, 8.30%, 8/20/2053(a)	300,000	311,336
Frontier Issuer LLC, Class C, Series 2023-1, 144A, 11.50%, 8/20/2053(a)	300,000	320,221
Goodgreen 2024-1 Ltd., Class C, Series 2024-1A, 144A, 8.50%, 7/15/2056(a)	462,000	451,019
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 144A, 6.56%, 9/25/2026(a)	1,000,000	995,971
HTAP Issuer Trust 2024-2, Class A, Series 2024-2, 144A, 6.50%, 4/25/2042(a)	968,410	955,272
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class E, Series 2024-2, 144A, 12.10%, (SOFR + 7.50%), 10/20/2032(a)(b)	694,505	696,949
Invitation Homes 2024-SFR1 Trust, Class F, Series 2024-SFR1, 144A, 4.50%, 9/17/2041(a)	1,000,000	866,760
KKR Static CLO I Ltd., Class E, Series 2022-1A, 144A, 10.84%, (3-Month CME Term SOFR + 6.22%), 7/20/2031(a)(b)	1,000,000	1,005,544
Navient Private Education Refi Loan Trust 2021-B, Residual Class, Class R, Series 2021- BA, 144A, 7/15/2069(a)(c)	2,222	788,810
New Economy Assets Phase 1 Sponsor LLC, Class B1, Series 2021-1, 144A, 2.41%, 10/20/2061(a)	1,750,000	1,573,787
Octane Receivables Trust 2024-3, Class D, Series 2024-3A, 144A, 5.86%, 10/20/2031(a)	718,000	716,048
Saluda Grade Alternative Mortgage Trust 2024-FIG5, Class E, Series 2024-FIG5, 144A, 8.49%, 4/25/2054(a)	868,974	893,206
Santander Drive Auto Receivables Trust 2022-1, Class C, Series 2022-1, 2.56%, 4/17/2028	563,593	562,647
Santander Drive Auto Receivables Trust 2024-3, Class A2, Series 2024-3, 5.91%, 6/15/2027	640,462	642,970
Total Asset Backed Securities (Cost $17,191,311)		17,159,679

Corporate Bonds – 21.6%
Automobile – 1.2%
Tenneco, Inc., 8.00%, 11/17/2028, 144A(a)	1,000,000	933,089

Basic Materials – 0.7%
Domtar Corp., 6.75%, 10/1/2028, 144A(a)	600,000	551,872

Communications – 2.5%
GoTo Group, Inc., 5.50%, 5/1/2028, 144A(a)	223,300	91,553
Lumen Technologies, Inc., 7.60%, 9/15/2039, Series P	2,175,000	1,783,360
		1,874,913
Consumer Discretionary – 2.0%
Kohl’s Corp., 6.88%, 12/15/2037	500,000	372,544
Macy’s Retail Holdings LLC, 6.38%, 3/15/2037	750,000	659,017
QVC, Inc., 6.88%, 4/15/2029, 144A(a)	600,000	489,115
		1,520,676

See Notes to Financial Statements.

4

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

		Principal	Value
Corporate Bonds (continued)
Energy – 1.7%
Enterprise Products Operating LLC, 5.38%, (3-Month CME Term SOFR + 2.83%), 2/15/2078(b)		$550,000	$526,679
Valaris Ltd., 8.38%, 4/30/2030, 144A(a)		750,000	758,643
			1,285,322
Financial – 12.4%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/2029, 144A(a)		400,000	347,552
Assured Guaranty Municipal Holdings, Inc., 6.40%, (1-Month USD LIBOR + 2.22%), 12/15/2066, 144A(a)(b)		1,000,000	917,386
First Republic Bank, 4.63%, 2/13/2047		1,500,000	4,125
Flagstar Bancorp, Inc., 4.13%, (3-Month CME Term SOFR + 3.91%), 11/1/2030(b)		1,109,000	981,861
Flagstar Financial, Inc., 7.57%, (3-Month CME Term SOFR + 3.04%), 11/6/2028(b)		1,500,000	1,432,282
Global Atlantic Fin Co., 7.95%, (US 5 Year CMT T-Note + 3.61%), 10/15/2054, 144A(a)(b)		1,000,000	1,048,080
Lincoln National Corp., 7.10%, (3-Month CME Term SOFR + 2.62%), 5/17/2066(b)		1,000,000	853,439
Office Properties Income Trust, 9.00%, 3/31/2029, 144A(a)		850,000	834,849
PennyMac Corp., 8.50%, 6/1/2029, 144A(a)		1,000,000	985,000
Rithm Capital Corp., 6.25%, 10/15/2025, 144A(a)		173,000	172,978
Rithm Capital Corp., 8.00%, 4/1/2029, 144A(a)		1,000,000	1,001,632
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 2/15/2029, 144A(a)		1,000,000	908,459
			9,487,643
Utilities – 1.1%
NRG Energy, Inc., 10.25%, (US 5 Year CMT T-Note + 5.92%), 9/15/2173, 144A(a)(b)		767,000	847,788
Total Corporate Bonds (Cost $14,820,814)			16,501,303

Foreign Bonds – 14.9%
Airlines – 3.0%
Azul Investments LLP, 7.25%, 6/15/2026		3,250,000	1,982,500
Azul Investments LLP, 7.25%, 6/15/2026, 144A(a)		149,000	90,890
Azul Secured Finance LLP, 11.93%, 8/28/2028, 144A(a)		257,456	260,231
			2,333,621
Automobile – 0.6%
Mclaren Finance PLC, 7.50%, 8/1/2026, 144A(a)		500,000	498,753

Communications – 0.6%
Altice France Holding SA, 10.50%, 5/15/2027, 144A(a)		1,500,000	444,313

Energy – 1.8%
MC Brazil Downstream Trading SARL, 7.25%, 6/30/2031, 144A(a)		391,275	325,451
SierraCol Energy Andina LLC, 6.00%, 6/15/2028, 144A(a)		500,000	452,031
Transcanada Trust, 5.63%, (3-Month USD LIBOR + 3.53%), 5/20/2075(b)		578,000	574,807
			1,352,289
Financial – 2.5%
Bank of Nova Scotia (The), 7.57%, (3-Month CME Term SOFR + 2.91%), 4/12/2173(b)		1,500,000	1,495,275
Deutsche Bank AG, 7.50%, (USISDA05 + 5.00%), 4/30/2173(b)		400,000	400,084
			1,895,359
Government – 6.4%
Bahamas Government International Bond, 9.00%, 6/16/2029, 144A(a)		500,000	520,152
Brazilian Government International Bond, 7.13%, 1/20/2037		750,000	754,513
Egypt Government International Bond, 7.90%, 2/21/2048		750,000	552,126
Mexican Bonos, 7.00%, 9/3/2026, Series M	MXN	44,000,000	2,020,738
Nigeria Government International Bond, 8.38%, 3/24/2029		600,000	584,085

See Notes to Financial Statements.

5

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Principal	Value
Foreign Bonds (continued)
Government (continued)
Panama Government International Bond, 6.85%, 3/28/2054	$500,000	$427,950
		4,859,564
Total Foreign Bonds (Cost $11,997,085)		11,383,899

U.S. Treasury Bills – 14.0%
U.S. Treasury Bill, 4.82%, 1/14/2025 (d)	3,850,000	3,844,627
U.S. Treasury Bill, 4.30%, 3/13/2025 (d)	600,000	595,129
U.S. Treasury Bill, 4.39%, 4/1/2025 (d)	6,300,000	6,235,267
Total U.S. Treasury Bills (Cost $10,670,563)		10,675,023

	Shares
Preferred Stocks – 10.0%
Consumer Discretionary – 2.6%
Qurate Retail, Inc.	58,266	2,010,177

Financial – 6.2%
B Riley Financial, Inc.	54,272	447,201
Chimera Investment Corp., 10.38% (3-Month CME Term SOFR + 6.05%), Series B(b)	24,800	615,040
Chimera Investment Corp., 7.75% (3-Month USD LIBOR + 4.74%), Series C(b)	20,000	463,000
Franklin BSP Realty Trust, Inc., Series E	11,300	229,277
MFA Financial, Inc.	20,000	508,800
Rithm Capital Corp., 6.38% (3-Month USD LIBOR + 4.97%), Series C(b)	47,696	1,174,275
Rithm Capital Corp., 7.00% (US 5 Year CMT T-Note + 6.22%), Series D(b)	45,564	1,082,601
Two Harbors Investment Corp., 8.13% (3-Month USD LIBOR + 5.66%), Series A(b)	6,561	162,057
		4,682,251
Government – 1.2%
Federal Home Loan Mortgage Corporation, Series W*	37,500	342,000
Federal National Mortgage Association, Series S*	50,000	596,500
		938,500
Total Preferred Stocks (Cost $6,875,389)		7,630,928

Common Stocks – 9.2%
Consumer Discretionary – 0.3%
Qurate Retail, Inc., Class A, Series A*	600,000	198,000

Financial – 8.9%
AGNC Investment Corp.	143,550	1,322,096
Annaly Capital Management, Inc.	80,190	1,467,477
ARMOUR Residential REIT, Inc., Class REIT	27,500	518,650
Chimera Investment Corp.	25,700	359,800
PennyMac Mortgage Investment Trust	57,600	725,184
Rithm Capital Corp.	175,780	1,903,697
Two Harbors Investment Corp.	11,000	130,130
WeWorK, Inc., Class A*(c)	20,956	366,730
		6,793,764
Total Common Stocks (Cost $7,105,615)		6,991,764

See Notes to Financial Statements.

6

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Value
Mortgage Backed Securities – 8.3%
Collateralized Mortgage Obligations – 6.7%
LHOME Mortgage Trust 2024-RTL5, 8.18%, 9/25/2039	600,000	$595,050
New Residential Mortgage Loan Trust 2024-RTL1, 8.58%, 3/25/2039	2,000,000	2,019,366
New Residential Mortgage Loan Trust 2024-RTL1, 8.58%, 3/25/2039	430,000	425,746
NYMT Loan Trust Series 2024-BPL3, 6.90%, 9/25/2039	400,000	395,387
Radnor RE 2024-1 Ltd., 8.56%, 9/25/2034	1,150,000	1,167,172
Rain City Mortgage Trust 2024-Rtl1, 10.19%, 11/25/2029	500,000	499,263
(Cost $5,103,112)		5,101,984

Collateralized Mortgage Backed Securities – 1.6%
Benchmark 2021-B25 Mortgage Trust, 3.20%, 4/15/2054	591,160	403,296
CSMC 2021-BHAR, 6.51%, 11/15/2038	170,000	167,934
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, 10.14%, 12/15/2039	200,000	203,090
Wells Fargo Commercial Mortgage Trust 2024-5C2, 4.25%, 11/15/2057	560,000	487,219
(Cost $1,252,657)		1,261,539

Closed-End Funds – 0.4%
Equity Funds – 0.4%
Central and Eastern Europe Fund, Inc.
(Cost $218,471)	24,235	264,646

	Principal
Term Loans – 0.2%
Communications – 0.2%
Diamond Sports Group LLC, 9.84%, 1/2/2025
(Cost $143,588)	$143,588	143,588

Total Investments – 101.1%
(Cost $75,378,605)		$77,114,353
Liabilities in Excess of Other Assets – (1.1)%		(841,611)
Net Assets – 100.0%		$76,272,742

*	Non Income Producing
(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $34,373,951, which represents 44.9% of net assets as of December 31, 2024.
(b)	Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Investment was valued using significant unobservable inputs.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Currency Abbreviations:

MXN	:	Mexican Pesos

Portfolio Abbreviations:

CMT	:	Treasury Constant Maturity Rate
LIBOR	:	London Interbank Offered Rate
SOFR	:	Secured Overnight Financing Rate

See Notes to Financial Statements.

7

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. 5 Year Note (CBT)	169	$17,965,492	3/31/25	$(152,633)

Short position contracts:
U.S. Ultra Bond (CBT)	(56)	(6,658,750)	3/20/25	335,118
Total net unrealized appreciation				$182,485

At December 31, 2024, centrally cleared credit default swap contracts outstanding were as follows:

Reference Entity	Maturity Date	Buy/Sell Protection	(Pay)/ Receive Financing Rate(1)	Counterparty	Notional Amount(2)	Fair Value	Premium (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.43	12/20/2029	Buy(3)	5.00%	MSCS	34,700,000	$(2,670,457)	$(2,627,212)	$(96,258)
Republic of Italy	12/20/2029	Buy(3)	1.00%	MSCS	22,500,000	(407,958)	(394,960)	(19,874)
						$(3,078,415)	$(3,022,172)	$(116,132)

(1)	Payments received quarterly.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:

MSCS	:	Morgan Stanley Capital Services LLC

See Notes to Financial Statements.

8

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Summary of Investment Type††

Investment Categories	% of Net Assets
Asset Backed Securities	22.5%
Corporate Bonds	21.6%
Foreign Bonds	14.9%
U.S. Treasury Bills	14.0%
Preferred Stocks	10.0%
Common Stocks	9.2%
Mortgage Backed Securities	8.3%
Closed-End Funds	0.4%
Term Loans	0.2%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Simplify Opportunistic Income ETF
Assets
Investments, at value	$77,114,353
Cash	334,633
Receivables:
Due from broker	1,154,388
Interest	723,186
Dividends	159,700
Prepaid expenses	18,887
Total assets	79,505,147

Liabilities
Due to custodian – Foreign currency	2,458,766
Unrealized depreciation on centrally cleared swaps	116,132
Payables:
Securities purchased	595,997
Investment advisory fees	61,510
Total liabilities	3,232,405
Net Assets	$76,272,742

Net Assets Consist of
Paid-in capital	$76,825,790
Distributable earnings (loss)	(553,048)
Net Assets	$76,272,742
Number of Common Shares outstanding	3,050,001
Net Asset Value, offering and redemption price per share	$25.01
Investments, at cost	$75,378,605
Foreign currency, at cost	$(2,580,346)

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

Simplify Opportunistic Income ETF
Investment Income
Dividend income	$771,532
Interest income	1,218,762
Total income	1,990,294

Expenses
Investment advisory fees	347,959
Interest expense	2,489
Total expenses	350,448
Less fees waived:
Waiver	(107,547)
Net expenses	242,901
Net investment income (loss)	1,747,393

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,897,118
Futures	(331,470)
Swaps	203,405
Written options	40,520
Foreign currency transactions	(26,814)
Net realized gain (loss)	1,782,759
Net change in unrealized appreciation (depreciation) on:
Investments	286,381
Foreign currency translations	83,376
Futures	(95,796)
Swaps	(322,414)
Net unrealized gain (loss)	(48,453)
Net realized and unrealized gain (loss)	1,734,306
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,481,699

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Opportunistic Income ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,747,393	$5,159,653
Net realized gain (loss)	1,782,759	(4,182,952)
Net change in net unrealized appreciation (depreciation)	(48,453)	1,964,012
Net increase (decrease) in net assets resulting from operations	3,481,699	2,940,713

Distributions	(2,664,501)	(4,326,748)

Fund Shares Transactions
Proceeds from shares sold	13,937,398	41,737,365
Value of shares redeemed	(13,182,504)	(3,166,583)
Net increase (decrease) in net assets resulting from fund share transactions	754,894	38,570,782
Total net increase (decrease) in Net Assets	1,572,092	37,184,747

Net Assets
Beginning of period	74,700,650	37,515,903
End of period	$76,272,742	$74,700,650

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,025,001	1,500,001
Shares sold	550,000	1,650,000
Shares redeemed	(525,000)	(125,000)
Shares outstanding, end of period	3,050,001	3,025,001

See Notes to Financial Statements.

12

Simplify Exchange Traded Funds

Financial Highlights

Simplify Opportunistic Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024		Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$24.69		$25.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.60		1.97		0.01
Net realized and unrealized gain (loss)	0.65		(0.73)		—
Total from investment operations	1.25		1.24		0.01
Less distributions from:
Net investment income	(0.93)		(1.56)		—
Total distributions	(0.93)		(1.56)		—
Net Asset Value, end of period	$25.01		$24.69		$25.01
Total Return (%)	5.09	(c)	5.05		0.04	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$76		$75		$38
Ratio of expenses before fee waiver (%)	0.96	(d)(e)	0.96	(e)(f)	0.95	(d)
Ratio of expenses after fee waiver (%)	0.66	(d)(e)	0.51	(e)(f)	0.50	(d)
Ratio of net investment income (loss) (%)	4.77	(d)	7.83		4.52	(d)
Portfolio turnover rate (%)(g)	138	(c)	322		0	(c)

(a)	For the period June 27, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

13

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Fund listed below:

Simplify Opportunistic Income ETF (the “Fund”). The Fund is a diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify Opportunistic Income ETF	The Fund seeks to provide current income. Long-term capital appreciation is a secondary objective.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities, closed-end funds and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities, closed-end funds and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund’s may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser as the Board’s valuation designee. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Simplify Opportunistic Income ETF

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$16,370,869	$788,810	$17,159,679
Corporate Bonds	—	16,501,303	—	16,501,303
Foreign Bonds	—	11,383,899	—	11,383,899
U.S. Treasury Bills	10,675,023	—	—	10,675,023
Preferred Stocks	7,630,928	—	—	7,630,928
Common Stocks	6,625,034	—	366,730	6,991,764
Mortgage Backed Securities	—	6,363,523	—	6,363,523
Closed-End Funds	264,646	—	—	264,646
Term Loans	—	143,588	—	143,588
Futures	335,118	—	—	335,118
TOTAL	$25,530,749	$50,763,182	$1,155,540	$77,449,471

Liabilities	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(116,132)	$—	$(116,132)
Futures	(152,633)	—	—	(152,633)
TOTAL	$(152,633)	$(116,132)	$—	$(268,765)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the reporting period. At December 31, 2024, the reconciliation of assets is as follows:

Simplify Opportunistic Income ETF	Asset Backed Securities
Balance at June 30, 2024	$2,844,325
Purchases	—
Sales	(2,118,083)
Transfer into Level 3	419,120
Transfer out of Level 3	—
Net Realized Gain (Loss)	118,118
Net Change in Unrealized Appreciation (Depreciation)	(107,940)
Balance at December 31, 2024	$1,155,540

The following table presents quantitative information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2024:

Simplify Opportunistic Income ETF

	Fair Value at December 31, 2024	Valuation Technique	Unobservable Input	Range (Weighted Average)(a)	Impact to Valuation from an Increase in Input(b)
Common Stock	$366,730	Market Approach	Broker Quote	—	Increase
	$366,730
Asset Backed Security	$788,810	Market Approach	Broker Quote	—	Increase
	$788,810

(a)	Unobservable inputs were weighted by the notional value of the instruments.
(b)	Represents the change in fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect.

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

16

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

When-Issued and Delayed-Delivery Transactions

The Portfolio may engage in when-issued or delayed-delivery transactions. The Portfolio record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Derivative Financial Instruments

In the normal course of business, the Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed

17

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

18

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Swaps

Swap agreements are agreements between the Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps

Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The Fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table summarizes the value of the Fund’s derivative instruments held as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Opportunistic Income ETF
Credit Contracts	Unrealized appreciation on centrally cleared swaps	$—	Unrealized depreciation on centrally cleared swaps	$116,132
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$335,118	Unrealized depreciation on futures contracts*	$152,633

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$(131,883)	$—

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$676,093	$97,960

19

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Credit	$(472,688)	$(420,374)

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Interest Rate	$(331,470)	$(95,796)

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$40,520	$—

For the period ended December 31, 2024, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Futures Contracts (Notional Value)	Swaps (Notional Value)
Simplify Opportunistic Income ETF	$16,708	$66,890,739	$54,154,362

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Asterozoa Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund below, the Adviser is entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify Opportunistic Income ETF	0.95%

The Adviser contractually agreed to waive its fee payable under the management agreement by 0.45% through October 31, 2024. For the period ended December 31, 2024, the Adviser waived fees of $107,547.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund

20

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. Foreside Fund Officer Services, LLC, a related party to the Distributor, also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Opportunistic Income ETF	$46,040,534	$29,626,289

Purchases and sales of long term U.S. Government Securities were as follows:

Fund	Purchases	Sales
Simplify Opportunistic Income ETF	$41,712,090	$55,960,758

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Opportunistic Income ETF	$84,810,501	$2,460,610	$(1,218,413)	$1,242,197

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

At June 30, 2024, for federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

21

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Short-Term	Long-Term	Total Amount
Simplify Opportunistic Income ETF	$2,278,042	$868,796	$3,146,838

8. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

22

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

23

December 31, 2024

Semi-Annual Financial Statements and

Other Important Information

Simplify Exchange Traded Funds

Simplify Propel Opportunities ETF (SURI)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Propel Opportunities ETF

Schedule of Investments

December 31,2024 (Unaudited)

	Shares	Value
Common Stocks – 57.3%
Health Care – 57.3%
Abeona Therapeutics, Inc.*	408,584	$2,275,813
Achieve Life Sciences, Inc.*	217,845	766,814
Akero Therapeutics, Inc.*	228,454	6,355,590
Applied Therapeutics, Inc.*	2,817,505	2,412,348
Ardelyx, Inc.*	689,364	3,495,076
Athira Pharma, Inc.*	1,492,792	875,821
Avidity Biosciences, Inc.*	125,000	3,635,000
Chinook Therapeutics, Inc.*(a)	25,000	9,750
Compass Pathways PLC, ADR*	14,248	53,857
Delcath Systems, Inc.*	17,000	204,680
Eiger BioPharmaceuticals, Inc.*(a)	90,000	765,000
Jasper Therapeutics, Inc.*	20,000	427,600
Kura Oncology, Inc.*	80,000	696,800
Kymera Therapeutics, Inc.*	30,515	1,227,618
MAAT Pharma Saca*	3,151	25,981
Madrigal Pharmaceuticals, Inc.*	23,294	7,187,830
Phathom Pharmaceuticals, Inc.*	581,935	4,725,312
Syndax Pharmaceuticals, Inc.*	120,000	1,586,400
TScan Therapeutics, Inc.*	1,046,916	3,182,625
Zevra Therapeutics, Inc.*	120,000	1,000,800
Total Common Stocks (Cost $51,470,362)		40,910,715

Principal
U.S. Treasury Bills – 41.9%
U.S. Treasury Bill, 4.32%, 1/28/2025 (b)(c)
(Cost $29,904,589)	$30,000,000	29,909,217

Shares
Limited Partnership – 32.8%
Energy – 32.8%
Plains GP Holdings LP, Class A*
(Cost $16,999,399)	1,272,360	23,385,977

	Principal
Corporate Bonds – 5.6%
Communications – 5.6%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A(d)	$2,700,000	1,516,421
Telesat Canada / Telesat LLC, 6.50%, 10/15/2027, 144A(d)	6,124,000	2,492,639
Total Corporate Bonds (Cost $5,136,957)		4,009,060

	Shares
Money Market Funds – 3.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.32%(e)
(Cost $2,480,649)	2,480,649	2,480,649

Total Investments – 141.1%
(Cost $105,991,956)		$100,695,618
Liabilities in Excess of Other Assets – (41.1)%		(29,331,573)
Net Assets – 100.0%		$71,364,045

See Notes to Financial Statements.

4

Simplify Propel Opportunities ETF

Schedule of Investments (Continued)

December 31,2024 (Unaudited)

*	Non Income Producing
(a)	Investment was valued using significant unobservable inputs.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Security, or a portion thereof, in the amount of $29,909,100 has been pledged as collateral for reverse repurchase agreements as of December 31, 2024. See note 3 for additional information.
(d)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $4,009,060, which represents 5.6% of net assets as of December 31, 2024.
(e)	Rate shown reflects the 7-day yield as of December 31, 2024.

ADR : American Depositary Receipt

Summary of Investment Type††

Investment Categories	% of Net Assets
Common Stocks	57.3%
U.S. Treasury Bills	41.9%
Limited Partnership	32.8%
Corporate Bonds	5.6%
Money Market Funds	3.5%
Total Investments	141.1%
Liabilities in Excess of Other Assets	(41.1)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

At December 31, 2024, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.95%	12/31/2024	1/2/2025	$29,303,045	$29,303,045
				$29,303,045	$29,303,045

See Notes to Financial Statements.

5

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Simplify Propel Opportunities ETF
Assets
Investments, at value	$100,695,618
Cash	1
Receivables:
Interest	119,775
Securities sold	17,671
Prepaid expenses	30
Total assets	100,833,095

Liabilities
Payables:
Reverse repurchase agreement	29,303,045
Investment advisory fees	166,005
Total liabilities	29,469,050
Net Assets	$71,364,045

Net Assets Consist of
Paid-in capital	$94,889,740
Distributable earnings (loss)	(23,525,695)
Net Assets	$71,364,045
Number of Common Shares outstanding	4,490,001
Net Asset Value, offering and redemption price per share	$15.89
Investments, at cost	$105,991,956

See Notes to Financial Statements.

6

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

Simplify Propel Opportunities ETF
Investment Income
Dividend income	$904,221
Interest income	733,610
Total income	1,637,831

Expenses
Investment advisory fees	1,374,975
Interest on reverse repurchase agreement	25,235
Total expenses	1,400,210
Less fees waived:
Waiver	(124,998)
Net expenses	1,275,212
Net investment income (loss)	362,619

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,954,004
Foreign currency transactions	(40)
Net realized gain (loss)	3,953,964
Net change in unrealized appreciation (depreciation) on:
Investments	(26,476,680)
Net unrealized gain (loss)	(26,476,680)
Net realized and unrealized gain (loss)	(22,522,716)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,160,097)

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Propel Opportunities ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$362,619	$(576,611)
Net realized gain (loss)	3,953,964	(9,112,974)
Net change in net unrealized appreciation (depreciation)	(26,476,680)	24,763,358
Net increase (decrease) in net assets resulting from operations	(22,160,097)	15,073,773

Distributions to Shareholders from:
Distributions	(6,052,002)	—
Return of capital	—	(14,533,703)
Total distributions	(6,052,002)	(14,533,703)

Fund Shares Transactions
Proceeds from shares sold	3,805,076	24,650,767
Value of shares redeemed	(1,172,502)	(28,418,927)
Net increase (decrease) in net assets resulting from fund share transactions	2,632,574	(3,768,160)
Total net increase (decrease) in Net Assets	(25,579,525)	(3,228,090)

Net Assets
Beginning of period	96,943,570	100,171,660
End of period	$71,364,045	$96,943,570

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,380,001	4,570,001
Shares sold	160,000	1,060,000
Shares redeemed	(50,000)	(1,250,000)
Shares outstanding, end of period	4,490,001	4,380,001

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Statement of Cash Flows

For the Six Months Ended December 31, 2024 (Unaudited)

Simplify Propel Opportunities ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(22,160,097)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(4,893,512)
Net purchases and sales in short term investments	(32,043,902)
Net change in unrealized (appreciation) / depreciation on investments	26,476,680
Net realized (gain) / loss from sales of investments	(3,954,004)
Proceeds from sale of securities	11,185,893
Net amortization of premium / (discount)	(457,166)
(Increase) Decrease in dividends and interest receivable	18,792
(Increase) Decrease in due from investment advisor	20,464
(Increase) Decrease in securities sold receivable	(17,671)
Increase (Decrease) in investment advisory fees payable	(59,093)
Net Cash Provided by / (Used for) Operating Activities	(25,883,616)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	3,805,076
Shares redeemed	(1,172,502)
Proceeds from reverse repurchase agreement	5,236,113,570
Payments made on reverse repurchase agreement	(5,206,810,525)
Distributions paid	(6,052,002)
Cash provided by (used for) financing activities	25,883,617
Net increase (decrease) in cash	1
Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of period	—
Cash and Restricted Cash, at end of period	$1

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$25,235

Reconciliation of Restricted and Unrestricted Cash at the beginning of period to the Statements of Assets and Liabilities
Cash	$—

Reconciliation of Restricted and Unrestricted Cash at the end of period to the Statements of Assets and Liabilities
Cash	$1

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Financial Highlights

Simplify Propel Opportunities ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$22.13		$21.92	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.08		(0.13)	(0.04)
Net realized and unrealized gain (loss)	(4.96)		3.63	(1.36)
Total from investment operations	(4.88)		3.50	(1.40)
Less distributions from:
Net investment income	(1.36)		—	(0.87)
Return of capital	—		(3.29)	(0.81)
Total distributions	(1.36)		(3.29)	(1.68)
Net Asset Value, end of period	$15.89		$22.13	$21.92
Total Return (%)	(22.93	)(c)	17.27	(4.97	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$71		$97	$100
Ratio of expenses before fee waiver (%)	2.80	(d)(e)	2.75 (f)	2.75	(d)(f)
Ratio of expenses after fee waiver (%)	2.55	(d)(e)	2.50 (f)	2.50	(d)(f)
Ratio of net investment income (loss) (%)	0.73	(d)	(0.60)	(0.50	)(d)
Portfolio turnover rate (%)(g)	5	(c)	42	46	(c)

(a)	For the period February 8, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.05%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Fund listed below:

Simplify Propel Opportunities ETF (the “Fund”). The Fund is a non-diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify Propel Opportunities ETF	The Fund seeks to provide long-term growth of capital.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities, closed-end funds, and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities, closed-end funds or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities, closed-end funds, and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Money Market Funds are valued at NAV.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

11

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser as the Board’s valuation designee in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non- U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

Simplify Propel Opportunities ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$40,135,965	$—	$774,750	$40,910,715
U.S. Treasury Bills	29,909,217	—	—	29,909,217
Limited Partnership	23,385,977	—	—	23,385,977
Corporate Bonds	—	4,009,060	—	4,009,060
Money Market Funds	2,480,649	—	—	2,480,649
TOTAL	$95,911,808	$4,009,060	$774,750	$100,695,618

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(29,303,045)	$—	$(29,303,045)
TOTAL	$—	$(29,303,045)	$—	$(29,303,045)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Reverse Repurchase Agreements

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Propel Opportunities ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$29,303,045	$—	$29,303,045	$29,303,045	$29,303,045	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Fund may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on the Fund’s Statements of Operations. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund is subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. As of December 31, 2024, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund was $25,047,573 and 5.00%, respectively.

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Fund’s liability as of December 31, 2024:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$29,303,045	$—	$—	$29,303,045

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Propel Bio Management, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the sub-advisory fee to the Sub-Adviser.

In addition to serving as Portfolio Manager of the Sub-Adviser with respect to the Fund, Mr. Richard Kayne (through a trust where he serves as a trustee) indirectly owns voting preferred shares of the Adviser and through the same trust is indirectly the Fund’s seed investor. Mr. Kayne is also a majority owner in Propel Bio Partners, LLC (the “General Partner”), a Delaware limited liability company, which serves as the general partner to the Propel Bio Partners, L.P. (the “Private Fund”). The Private Fund is a pooled investment vehicle that is exempt from registration under the Investment Company Act of 1940 and the Securities Act of 1933. The Sub-Adviser has been retained by the General Partner to serve as the investment adviser to the Private Fund. Mr. Kayne’s indirect part ownership of the Adviser and provision of seed capital to the Fund presents a potential conflict of interest on the part of the Adviser in selecting the Sub-Adviser. These relationships between Mr. Kayne and each of the Adviser and the Sub-Adviser were fully disclosed to, discussed with and considered by the Board in approving and renewing the appointment of the Sub-Adviser.

For its investment advisory services, the Adviser is entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Management
Assets	Fee
Up to and including $1 billion	2.75%
Over $1 billion and less the $5 billion	2.50%
Over $5 billion and less the $10 billion	2.00%
Over $10 billion	1.00%

The Adviser and Sub-Adviser have collectively agreed to waive 0.25% of the management and sub advisory fee on an annualized basis through October 31, 2025. This waiver may be terminated by the Fund’s Board of Trustees on 60 days’ notice and terminates automatically if the management agreement or sub-advisory agreement is terminated. For the period ended December 31, 2024, the Adviser waived fees of $124,998.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the Management Fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Propel Opportunities ETF	$4,893,512	$11,185,893

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Propel Opportunities ETF	$81,763,301	$33,056,499	$(17,810,193)	$15,246,306

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales and return of capital basis adjustments from underlying investments.

At June 30, 2024, for federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Propel Opportunities ETF	$8,326,533	$2,233,369	$10,559,902

8. In-Kind Seeding

Assets contributed to Simplify Propel Opportunities ETF (SURI) were $60,286,654 in cash and securities at fair market of $71,250,025 with unrealized appreciation of $10,963,371, in exchange for 2,850,001 shares at a NAV of $25 on February 7, 2023. On June 21, 2023, additional assets contributed to Simplify Propel Opportunities ETF (SURI) were $29,722,184 in cash and securities at fair market of $37,751,058 with unrealized appreciation of $8,028,874 in exchange for 1,650,000 shares at a NAV of $22.88. The fair value of assets contributed to Simplify Propel Opportunities ETF (SURI) became the new cost basis for financial reporting purposes.

9. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

10. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

16

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

17

December 31, 2024

Semi-Annual Financial Statements and
Other Important Information

Simplify Exchange Traded Funds

Simplify Volt TSLA Revolution ETF (TESL)

(formerly “Simplify Volt RoboCar Disruption and Tech ETF” trading under the tick-er “VCAR”)

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Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Volt TSLA Revolution ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
Money Market Funds – 31.6%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(a)
(Cost $6,561,988)	6,561,988	$6,561,988

U.S. Exchange-Traded Funds – 28.1%
Equity Funds – 28.1%
Direxion Daily Tsla Bull 2x Shares	182,122	5,013,819
Graniteshares 2x Long Tsla Daily Etf*	18,909	817,814
Total U.S. Exchange-Traded Funds (Cost $5,518,749)		5,831,633

Common Stocks – 24.3%
Consumer Discretionary – 24.3%
Tesla, Inc.*
(Cost $4,232,734)	12,531	5,060,519

	Number of Contracts	Notional Amount
Purchased Options – 0.8%
Puts – Exchange-Traded – 0.8%
MicroStrategy, Inc., January Strike Price $205, Expires 1/10/25(b)	58	$1,189,000	5,597
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(b)	1	1,945,000	343
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25(b)	1	1,930,000	765
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(b)	1	1,890,000	1,085
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(b)	14	2,814,000	595
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(b)	11	2,172,500	743
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(b)	8	1,580,000	1,088
S&P 500 Index, January Strike Price $5,675, Expires 1/03/25(b)	24	13,620,000	720
S&P 500 Index, January Strike Price $5,660, Expires 1/06/25(b)	21	11,886,000	1,470
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(b)	4	2,180,000	290
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(b)	5	2,735,000	775
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(b)	3	1,590,000	682
S&P 500 Index, January Strike Price $4,960, Expires 1/17/25(b)	18	8,928,000	3,375
S&P 500 Index, January Strike Price $4,960, Expires 1/17/25(b)	4	1,984,000	720
S&P 500 Index, February Strike Price $4,990, Expires 2/21/25(b)	25	12,475,000	24,750
S&P 500 Index, March Strike Price $5,060, Expires 3/21/25(b)	56	28,336,000	122,360
SPDR Gold Shares, January Strike Price $220, Expires 1/03/25(b)	95	2,090,000	95
SPDR Gold Shares, January Strike Price $224, Expires 1/10/25(b)	120	2,688,000	480
SPDR Gold Shares, January Strike Price $225, Expires 1/15/25(b)	121	2,722,500	847
			166,780

Total Purchased Options (Cost $323,171)			166,780

Total Investments – 84.8%
(Cost $16,636,642)			$17,620,920
Other Assets in Excess of Liabilities – 15.2%			3,167,897
Net Assets – 100.0%			$20,788,817

See Notes to Financial Statements.

4

Simplify Volt TSLA Revolution ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Amount	Value
Written Options – (0.9)%
Puts – Exchange-Traded – (0.9)%
MicroStrategy, Inc., January Strike Price $255, Expires 1/10/25	(58)	$(1,479,000)	$(26,245)
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(1)	(2,072,500)	(11,395)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(1)	(2,060,000)	(10,975)
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(1)	(1,987,500)	(4,390)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(14)	(2,989,000)	(3,605)
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(11)	(2,343,000)	(4,840)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(8)	(1,684,000)	(4,368)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(4)	(2,322,000)	(7,300)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(5)	(2,895,000)	(10,725)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(3)	(1,704,000)	(3,930)
S&P 500 Index, January Strike Price $4,670, Expires 1/17/25	(18)	(8,406,000)	(2,565)
S&P 500 Index, January Strike Price $4,670, Expires 1/17/25	(4)	(1,868,000)	(550)
S&P 500 Index, February Strike Price $4,700, Expires 2/21/25	(25)	(11,750,000)	(16,625)
S&P 500 Index, March Strike Price $4,775, Expires 3/21/25	(56)	(26,740,000)	(78,960)
SPDR Gold Shares, January Strike Price $232, Expires 1/03/25	(95)	(2,204,000)	(190)
SPDR Gold Shares, January Strike Price $234, Expires 1/10/25	(120)	(2,808,000)	(1,980)
SPDR Gold Shares, January Strike Price $234, Expires 1/15/25	(121)	(2,831,400)	(3,751)
			(192,394)

Total Written Options (Premiums Received $273,336)			$(192,394)

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2024.
(b)	Held in connection with Written Options.

Summary of Investment Type††

Investment Categories	% of Net Assets
Money Market Funds	31.6%
U.S. Exchange-Traded Funds	28.1%
Common Stocks	24.3%
Purchased Options	0.8%
Total Investments	84.8%
Other Assets in Excess of Liabilities	15.2%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

5

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Simplify
Volt TSLA
Revolution ETF
Assets
Investments, at value	$17,620,920
Receivables:
Securities sold	7,431,208
Due from broker	18,258
Interest	16,189
Prepaid expenses	403
Total assets	25,086,978

Liabilities
Payables:
Securities purchased	4,091,323
Written options	192,394
Investment advisory fees	14,444
Total liabilities	4,298,161
Net Assets	$20,788,817

Net Assets Consist of
Paid-in capital	$18,358,815
Distributable earnings (loss)	2,430,002
Net Assets	$20,788,817
Number of Common Shares outstanding	875,001
Net Asset Value, offering and redemption price per share	$23.76
Investments, at cost	$16,636,642
Premiums received	$273,336

See Notes to Financial Statements.

6

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

Simplify Volt TSLA Revolution ETF
Investment Income
Dividend income*	$157,000

Expenses
Investment advisory fees	38,138
Interest expense	259
Total expenses	38,397
Net investment income (loss)	118,603

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	6,171,650
In-kind redemptions	461,225
Written options	132,660
Net realized gain (loss)	6,765,535
Net change in unrealized appreciation (depreciation) on:
Investments	(915,537)
Written options	44,620
Net unrealized gain (loss)	(870,917)
Net realized and unrealized gain (loss)	5,894,618
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,013,221
* Withholding tax	$185

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statement of Changes in Net Assets

	Simplify Volt TSLA Revolution ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$118,603	$(13,006)
Net realized gain (loss)	6,765,535	(554,245)
Net change in net unrealized appreciation (depreciation)	(870,917)	1,562,250
Net increase (decrease) in net assets resulting from operations	6,013,221	994,999

Distributions	(133,416)	—

Fund Shares Transactions
Proceeds from shares sold	10,735,208	223,867
Value of shares redeemed	(1,339,648)	—
Net increase (decrease) in net assets resulting from fund share transactions	9,395,560	223,867
Total net increase (decrease) in Net Assets	15,275,365	1,218,866

Net Assets
Beginning of period	5,513,452	4,294,586
End of period	$20,788,817	$5,513,452

Changes in Shares Outstanding
Shares outstanding, beginning of period	500,001	475,001
Shares sold	450,000	25,000
Shares redeemed	(75,000)	—
Shares outstanding, end of period	875,001	500,001

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Financial Highlights

Simplify Volt TSLA Revolution ETF	For the Six Months Ended December 31, 2024		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024	2023		2022	2021(a)
Net Asset Value, beginning of period	$11.03		$9.04	$9.09		$11.83	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	0.22		(0.03)	(0.00	)(c)	0.06	(0.04)
Net realized and unrealized gain (loss)	12.66		2.02	(0.05)		(2.75)	(0.63)
Total from investment operations	12.88		1.99	(0.05)		(2.69)	(0.67)
Less distributions from:
Net investment income	(0.15)		—	—		(0.03)	—
Return of capital	—		—	—		(0.02)	—
Total distributions	(0.15)		—	—		(0.05)	—
Net Asset Value, end of period	$23.76		$11.03	$9.04		$9.09	$11.83
Total Return (%)	116.74	(d)	21.96	(0.54)		(22.91)	(5.34	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$21		$6	$4		$5	$2
Ratio of expenses (%)	0.96	(e)(f)(g)	0.95	0.99	(h)	0.95	0.95	(e)(g)
Ratio of net investment income (loss) (%)	2.96	(e)	(0.28)	(0.01)		0.46	(0.71	)(e)
Portfolio turnover rate (%)(i)	628	(d)	19	255		254	20	(d)

(a)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(i)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Fund listed below:

Simplify Volt TSLA Revolution ETF (the “Fund”).

The Simplify Volt Robocar Disruption and Tech ETF changed its name to Simplify Volt TSLA Revolution ETF on November 1, 2024. Effective January 2, 2025 the ticker symbol for the Fund changed from VCAR to TESL. The Fund is a non-diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify Volt TSLA Revolution ETF	The Fund seeks to provide capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Money Market Funds are valued at NAV.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

10

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

●	Level 1 – Quoted prices in active markets for identical assets that the fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

Simplify Volt TSLA Revolution ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$5,831,633	$—	$—	$5,831,633
Common Stocks	5,060,519	—	—	5,060,519
Purchased Options	166,780	—	—	166,780
Money Market Funds	6,561,988	—	—	6,561,988
TOTAL	$17,620,920	$—	$—	$17,620,920

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(192,394)	$—	$—	$(192,394)
TOTAL	$(192,394)	$—	$—	$(192,394)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operation.

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Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

3. Derivative Financial Instruments

In the normal course of business, the Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Option Contracts

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

The following table summarizes the value of the Fund’s derivative instruments held as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Volt TSLA Revolution ETF
Equity Contracts	Investments, at value(1)	$166,780	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$192,394

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities.

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Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Volt TSLA Revolution ETF	Equity	$957,605	$(109,558)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Volt TSLA Revolution ETF	Equity	$132,660	$44,620

For the period ended December 31, 2024, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Written Option Contracts (Contract Value)
Simplify Volt TSLA Revolution ETF	$215,141	$(79,706)

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Volt Equity LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Sub-Adviser is paid by the Adviser, not the Fund.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify Volt TSLA Revolution ETF	0.95%

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the Management Fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

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Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Volt TSLA Revolution ETF	$37,976,620	$45,937,147

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Volt TSLA Revolution ETF	$8,131,053	$1,055,834

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Volt TSLA Revolution ETF	$3,947,351	$2,071,790	$(494,736)	$1,577,054

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

At June 30, 2024, for federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Volt TSLA Revolution ETF	$4,463,092	$563,765	$5,026,857

8. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

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Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

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Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

16

December 31, 2024

Semi-Annual Financial Statements and
Other Important Information

Simplify Exchange Traded Funds

Simplify Commodities Strategy No K-1 ETF (HARD)

Simplify Managed Futures Strategy ETF (CTA)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Commodities Strategy No K-1 ETF

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 150.6%
U.S. Treasury Bill, 4.81%, 1/14/2025 (a)	$4,300,000	$4,293,999
U.S. Treasury Bill, 4.26%, 1/28/2025 (a)(b)	4,000,000	3,987,896
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	1,800,000	1,785,387
U.S. Treasury Bill, 4.40%, 4/1/2025 (TBA) (a)	1,000,000	989,725
Total U.S. Treasury Bills (Cost $11,054,779)		11,057,007

Total Investments – 150.6%
(Cost $11,054,779)		$11,057,007
Liabilities in Excess of Other Assets – (50.6)%		(3,715,266)
Net Assets – 100.0%		$7,341,741

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $3,987,880 has been pledged as collateral for reverse repurchase agreements as of December 31, 2024. See note 5 for additional information

At December 31, 2024, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
Cattle Feeder Future	1	$131,513	1/30/25	$5,338
Lean Hogs Future	11	357,720	2/14/25	(15,940)
Natural Gas Future	13	402,740	2/26/25	18,180
Gold 100 OZ Future	2	528,200	2/26/25	(8,967)
Live Cattle Future	27	2,069,280	2/28/25	41,080
NY Harbor ULSD Future	3	289,094	2/28/25	3,074
Cocoa Future	2	233,500	3/14/25	26,700
Corn Future	28	641,900	3/14/25	9,812
Soybean Meal Future	11	348,590	3/14/25	5,800
Coffee “C” Future	2	239,813	3/19/25	(10,013)
Cattle Feeder Future	10	1,314,875	3/27/25	91,488
Natural Gas Future	3	92,100	3/27/25	2,110
NY Harbor ULSD Future	2	189,932	3/31/25	2,575
Lean Hogs Future	16	554,080	4/14/25	(12,210)
Cattle Feeder Future	2	263,550	4/17/25	16,100
Natural Gas Future	1	31,570	4/28/25	920
Palladium Future	2	91,050	4/28/25	(1,710)
Live Cattle Future	30	2,331,300	4/30/25	55,380
Cocoa Future	2	220,800	5/14/25	51,115
Corn Future	8	186,300	5/14/25	2,900
Soybean Meal Future	6	193,620	5/14/25	2,750
Coffee “C” Future	3	354,206	5/19/25	18,750
Natural Gas Future	2	66,700	5/28/25	2,410
Lean Hogs Future	6	238,020	6/13/25	(5,890)
Natural Gas Future	5	176,100	6/26/25	16,760
Live Cattle Future	14	1,061,900	6/30/25	13,540
Corn Future	5	117,188	7/14/25	1,669
Soybean Meal Future	2	65,520	7/14/25	1,270
Cocoa Future	1	104,210	7/16/25	18,070

See Notes to Financial Statements

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Simplify Commodities Strategy No K-1 ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of	Notional	Expiration	Value/ Unrealized Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts: (continued)
Natural Gas Future	2	$71,200	7/29/25	$6,220
Natural Gas Future	4	141,680	8/27/25	7,760
CBOT Corn	1	22,125	9/12/25	163
Natural Gas Future	3	108,570	9/26/25	4,890
Total unrealized appreciation/(depreciation)				$372,094

Short position contracts:
Gasoline RBOB Future	(1)	(84,386)	1/31/25	(1,525)
Sugar #11 (World) Future	(16)	(345,139)	2/28/25	4,374
Cotton No. 2 Future	(5)	(171,000)	3/7/25	1,678
Canola (WCE) Future	(10)	(85,693)	3/14/25	(469)
Soybean Oil Future	(19)	(460,104)	3/14/25	(1,966)
Soybean Future	(1)	(50,525)	3/14/25	(2,210)
Copper Future	(1)	(100,663)	3/27/25	1,825
Sugar #11 (World) Future	(5)	(99,960)	4/30/25	1,344
Cotton No. 2 Future	(2)	(69,490)	5/7/25	740
Canola (WCE) Future	(3)	(26,042)	5/14/25	(206)
Soybean Oil Future	(5)	(122,070)	5/14/25	(420)
Soybean Future	(1)	(51,113)	5/14/25	(2,363)
Sugar #11 (World) Future	(2)	(39,200)	6/30/25	504
Cotton No. 2 Future	(1)	(35,250)	7/9/25	145
Soybean Oil Future	(2)	(49,128)	7/14/25	66
Canola (WCE) Future	(1)	(8,714)	7/14/25	(89)
Total unrealized appreciation/(depreciation)				$1,428
Total net unrealized appreciation				$373,522

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	150.6%
Total Investments	150.6%
Liabilities in Excess of Other Assets	(50.6)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

At December 31, 2024, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.95%	12/31/2024	1/2/2025	$3,908,005	$3,908,005
				$3,908,005	$3,908,005

See Notes to Financial Statements

5

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 96.2%
U.S. Treasury Bill, 4.81%, 1/14/2025 (a)	$104,100,000	$103,954,722
U.S. Treasury Bill, 4.51%, 2/20/2025 (a)	35,300,000	35,099,872
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	95,500,000	94,724,725
U.S. Treasury Bill, 4.40%, 4/1/2025 (a)	196,900,000	194,876,819
Total U.S. Treasury Bills (Cost $428,502,362)		428,656,138

Total Investments – 96.2%
(Cost $428,502,362)		$428,656,138
Other Assets in Excess of Liabilities – 3.8%		16,937,367
Net Assets – 100.0%		$445,593,505

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2024, open futures contracts were as follows:

	Number of	Notional	Expiration	Value/ Unrealized Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
Cattle Feeder Future	60	$7,890,750	1/30/25	$301,313
Lean Hogs Future	232	7,544,640	2/14/25	(321,246)
Natural Gas Future	466	14,436,680	2/26/25	620,570
Gold 100 OZ Future	26	6,866,600	2/26/25	(78,692)
Live Cattle Future	951	72,884,640	2/28/25	1,434,896
NY Harbor ULSD Future	65	6,263,712	2/28/25	24,607
Cocoa Future	101	11,791,750	3/14/25	685,354
Soybean Meal Future	308	9,760,520	3/14/25	140,210
Corn Future	367	8,413,475	3/14/25	99,663
Coffee “C” Future	49	5,875,406	3/19/25	(168,291)
Cattle Feeder Future	347	45,626,163	3/27/25	2,633,037
Natural Gas Future	180	5,526,000	3/27/25	174,550
NY Harbor ULSD Future	28	2,659,054	3/31/25	8,823
Lean Hogs Future	265	9,176,950	4/14/25	(181,498)
Cattle Feeder Future	135	17,789,625	4/17/25	965,289
Natural Gas Future	67	2,115,190	4/28/25	55,214
Gold 100 OZ Future	46	12,263,600	4/28/25	(478,125)
Live Cattle Future	687	53,386,770	4/30/25	1,167,582
NY Harbor ULSD Future	11	1,035,250	4/30/25	3,282
Cocoa Future	76	8,390,400	5/14/25	681,630
Soybean Meal Future	131	4,227,370	5/14/25	72,410
Corn Future	60	1,397,250	5/14/25	15,650
Coffee “C” Future	55	6,493,781	5/19/25	(210,187)
Natural Gas Future	24	800,400	5/28/25	11,546
Lean Hogs Future	82	3,252,940	6/13/25	(74,830)
Natural Gas Future	45	1,584,900	6/26/25	46,535
Gold 100 OZ Future	10	2,692,100	6/26/25	(32,680)
Live Cattle Future	258	19,569,300	6/30/25	229,240
Soybean Meal Future	74	2,424,240	7/14/25	40,020

See Notes to Financial Statements.

6

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts: (continued)
Corn Future	39	$914,063	7/14/25	$9,938
Cocoa Future	39	4,064,190	7/16/25	125,344
Coffee “C” Future	31	3,585,731	7/21/25	(113,191)
Natural Gas Future	54	1,922,400	7/29/25	80,586
Natural Gas Future	87	3,081,540	8/27/25	146,688
Natural Gas Future	113	4,089,470	9/26/25	87,450
Total unrealized appreciation/(depreciation)				$8,202,687

Short position contracts:
Gasoline RBOB Future	(139)	(11,729,710)	1/31/25	(288,421)
Sugar #11 (World) Future	(994)	(21,441,773)	2/28/25	229,174
Gasoline RBOB Future	(42)	(3,579,332)	2/28/25	(81,781)
Cotton No. 2 Future	(426)	(14,569,200)	3/7/25	16,684
Soybean Oil Future	(1,134)	(27,460,944)	3/14/25	(53,791)
Wheat Future (CBT)	(158)	(4,356,850)	3/14/25	(106,850)
Kansas City Hard Red Winter Wheat Future	(228)	(6,375,450)	3/14/25	(121,502)
Canola (WCE) Future	(902)	(7,729,546)	3/14/25	(239,196)
Soybean Future	(439)	(22,180,475)	3/14/25	(925,964)
U.S. Ultra Bond (CBT)	(49)	(5,826,406)	3/20/25	156,751
CAN 10Year Bond Future	(71)	(6,056,078)	3/20/25	73,432
U.S. 10 Years Note (CBT)	(95)	(10,331,250)	3/20/25	20,078
U.S. Long Bond (CBT)	(80)	(9,107,500)	3/20/25	14,156
CAN 5Year Bond Future	(224)	(17,651,035)	3/20/25	(120,874)
CAN 2Year Bond Future	(293)	(21,420,829)	3/20/25	(133,957)
Copper Future	(147)	(14,797,388)	3/27/25	297,640
Silver Future	(46)	(6,725,660)	3/27/25	276,630
Palladium Future	(36)	(3,275,280)	3/27/25	75,688
U.S. 5 Year Note (CBT)	(180)	(19,134,844)	3/31/25	16,156
Gasoline RBOB Future	(4)	(374,220)	3/31/25	(9,252)
U.S. 2 Years Note (CBT)	(1,245)	(255,983,673)	3/31/25	(223,846)
Palladium Future	(7)	(318,675)	4/28/25	15,192
Sugar #11 (World) Future	(523)	(10,455,816)	4/30/25	124,454
Cotton No. 2 Future	(180)	(6,254,100)	5/7/25	8,240
Wheat Future (CBT)	(16)	(450,000)	5/14/25	(11,473)
Kansas City Hard Red Winter Wheat Future	(34)	(965,175)	5/14/25	(20,720)
Soybean Oil Future	(339)	(8,276,346)	5/14/25	(22,295)
Canola (WCE) Future	(250)	(2,170,162)	5/14/25	(59,711)
Soybean Future	(141)	(7,206,863)	5/14/25	(286,768)
Copper Future	(9)	(913,388)	5/28/25	13,875
3-Month CORRA Futures	(470)	(79,379,631)	6/17/25	(88,784)
Sugar #11 (World) Future	(246)	(4,821,600)	6/30/25	43,270
Cotton No. 2 Future	(64)	(2,256,000)	7/9/25	588
Wheat Future (CBT)	(2)	(56,950)	7/14/25	(1,152)
Canola (WCE) Future	(47)	(409,560)	7/14/25	(2,135)
Soybean Oil Future	(120)	(2,947,680)	7/14/25	(6,594)
Kansas City Hard Red Winter Wheat Future	(15)	(432,000)	7/14/25	(8,158)
Soybean Future	(35)	(1,810,813)	7/14/25	(74,578)

See Notes to Financial Statements.

7

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short position contracts: (continued)
Copper Future	(3)	$(306,900)	7/29/25	$4,413
3 Month SOFR Future	(2,791)	(669,526,012)	9/16/25	661,801
3-Month CORRA Futures	(383)	(64,799,193)	9/16/25	(114,868)
3 Month SOFR Future	(740)	(177,637,000)	12/16/25	136,701
3-Month CORRA Futures	(351)	(59,418,736)	12/16/25	(154,094)
3 Month SOFR Future	(16)	(3,842,200)	3/17/26	1,400
Total unrealized appreciation/(depreciation)				$(970,441)
Total net unrealized appreciation				$7,232,246

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	96.2%
Total Investments	96.2%
Other Assets in Excess of Liabilities	3.8%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

See Notes to Financial Statements.

8

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Simplify Exchange Traded Funds

Consolidated Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	Simplify Commodities Strategy No K-1 ETF	Simplify Managed Futures Strategy ETF
Assets
Investments, at value	$11,057,007	$428,656,138
Cash	—	2,753,603
Foreign currency at value	16,092	—
Receivables:
Due from broker	224,689	15,430,986
Prepaid expenses	30	403
Total assets	11,297,818	446,841,130

Liabilities
Due to custodian	43,441	—
Payables:
Reverse repurchase agreement	3,908,005	—
Investment advisory fees	4,631	255,727
Securities purchased	—	991,898
Total liabilities	3,956,077	1,247,625
Net Assets	$7,341,741	$445,593,505

Net Assets Consist of
Paid-in capital	$6,753,853	$419,980,287
Distributable earnings (loss)	587,888	25,613,218
Net Assets	$7,341,741	$445,593,505
Number of Common Shares outstanding	275,001	16,025,001
Net Asset Value, offering and redemption price per share	$26.70	$27.81
Investments, at cost	$11,054,779	$428,502,362
Foreign currency, at cost	$16,293	$—

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Consolidated Statements of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

	Simplify Commodities Strategy No K-1 ETF	Simplify Managed Futures Strategy ETF
Investment Income
Interest income	$194,592	$7,327,527
Total income	194,592	7,327,527

Expenses
Investment advisory fees	31,110	1,144,203
Interest expense	62	1,145
Total expenses	31,172	1,145,348
Net investment income (loss)	163,420	6,182,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(15,643)	(493,392)
Futures	197,566	18,106,626
Foreign currency transactions	3,700	19,782
Net realized gain (loss)	185,623	17,633,016
Net change in unrealized appreciation (depreciation) on:
Investments	1,513	139,909
Foreign currency translations	(200)	11,791
Futures	486,197	4,495,575
Net unrealized gain (loss)	487,510	4,647,275
Net realized and unrealized gain (loss)	673,133	22,280,291
Net Increase (Decrease) in Net Assets Resulting from Operations	$836,553	$28,462,470

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets

	Simplify Commodities		Simplify Managed Futures
	Strategy No K-1 ETF		Strategy ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$163,420	$358,050	$6,182,179	$6,251,581
Net realized gain (loss)	185,623	(336,718)	17,633,016	17,102,582
Net change in net unrealized appreciation (depreciation)	487,510	(119,092)	4,647,275	(3,522,650)
Net increase (decrease) in net assets resulting from operations	836,553	(97,760)	28,462,470	19,831,513

Distributions	(170,811)	(250,815)	(14,533,849)	(12,670,742)

Fund Shares Transactions
Proceeds from shares sold	3,127,672	8,042,779	240,330,063	131,896,571
Value of shares redeemed	(6,724,795)	(3,592,542)	(13,534,781)	(61,930,645)
Net increase (decrease) in net assets resulting from fund share transactions	(3,597,123)	4,450,237	226,795,282	69,965,926
Total net increase (decrease) in Net Assets	(2,931,381)	4,101,662	240,723,903	77,126,697

Net Assets
Beginning of period	10,273,122	6,171,460	204,869,602	127,742,905
End of period	$7,341,741	$10,273,122	$445,593,505	$204,869,602

Changes in Shares Outstanding
Shares outstanding, beginning of period	425,001	250,001	7,600,001	5,000,001
Shares sold	125,000	325,000	8,925,000	5,025,000
Shares redeemed	(275,000)	(150,000)	(500,000)	(2,425,000)
Shares outstanding, end of period	275,001	425,001	16,025,001	7,600,001

See Notes to Financial Statements.

12

Simplify Exchange Traded Funds

Statement of Cash Flows

For the Six Months Ended December 31, 2024 (Unaudited)

Simplify Commodities Strategy No K-1 ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$836,553
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Net purchases and sales in short term investments	(725,836)
Net change in unrealized (appreciation) / depreciation on investments	(1,513)
Net realized (gain) / loss from sales of investments	15,643
Net amortization of premium / (discount)	(194,592)
(Increase) Decrease in due from broker	(101,308)
Increase (Decrease) in investment advisory fees payable	(1,827)
Net Cash Provided by / (Used for) Operating Activities	(172,880)

Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	3,127,672
Shares redeemed	(6,724,795)
Proceeds from reverse repurchase agreement	7,816,128
Payments made on reverse repurchase agreement	(3,908,123)
Distributions paid	(170,811)
Increase in bank overdraft	43,441
Cash provided by (used for) financing activities	183,512
Net increase (decrease) in cash	10,632

Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of period	5,460
Cash and Restricted Cash, at end of period	$16,092

See Notes to Financial Statements.

13

Simplify Exchange Traded Funds

Consolidated Financial Highlights

Simplify Commodities Strategy No K-1 ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$24.17		$24.69	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.50		0.99	0.20
Net realized and unrealized gain (loss)	2.68		(0.85)	(0.41)
Total from investment operations	3.18		0.14	(0.21)
Less distributions from:
Net investment income	(0.56)		(0.66)	(0.10)
Net realized gains	(0.09)		—	—
Total distributions	(0.65)		(0.66)	(0.10)
Net Asset Value, end of period	$26.70		$24.17	$24.69
Total Return (%)	13.24	(c)	0.63	(0.86	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$7		$10	$6
Ratio of expenses (%)	0.75	(d)(e)	0.75 (e)	0.75	(d)(e)
Ratio of net investment income (loss) (%)	3.94	(d)	4.09	3.06	(d)
Portfolio turnover rate (%)(f)	0	(c)	0	0	(c)

Simplify Managed Futures Strategy ETF	For the Six Months Ended December 31, 2024		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2024		2023		2022(g)
Net Asset Value, beginning of period	$26.96		$25.55		$27.27		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.54		1.05		0.67		(0.02)
Net realized and unrealized gain (loss)	1.35		2.40		(0.58)		2.29
Total from investment operations	1.89		3.45		0.09		2.27
Less distributions from:
Net investment income	(0.92)		(0.78)		(1.14)		—
Net realized gains	(0.12)		(1.26)		(0.67)		—
Total distributions	(1.04)		(2.04)		(1.81)		—
Net Asset Value, end of period	$27.81		$26.96		$25.55		$27.27
Total Return (%)	7.12	(c)	14.52		0.13		9.07	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$446		$205		$128		$29
Ratio of expenses (%)	0.75	(d)(e)	0.76	(e)(h)	0.78	(e)(i)	0.75	(d)(e)
Ratio of net investment income (loss) (%)	4.05	(d)	4.06		2.49		(0.27	)(d)
Portfolio turnover rate (%)(f)	0	(c)	0		0		0	(c)

(a)	For the period March 28, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	For the period March 8, 2022 (commencement of operations) through June 30, 2022.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.

See Notes to Financial Statements.

14

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Commodities Strategy No K-1 ETF

Simplify Managed Futures Strategy ETF

Each Fund is a diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Simplify Commodities Strategy No K-1 ETF	The Fund seeks long term capital appreciation.
Simplify Managed Futures Strategy ETF	The Fund seeks long term capital appreciation.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by each Fund and cannot be carried back or forward by each Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Commodities Strategy No K-1 ETF	Simplify Commodities Strategy No K-1 Cayman Fund
Simplify Managed Futures Strategy ETF	Simplify Managed Futures Strategy Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2024	% of Fund’s Consolidated Total Assets at December 31, 2024
Simplify Commodities Strategy No K-1 ETF	March 28, 2023	$2,676,692	23.7%
Simplify Managed Futures Strategy ETF	March 8, 2022	$101,485,893	22.7%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Funds can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Funds’ calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser as the Board’s valuation designee in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Funds’ NAV by short-term traders. In addition, because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser as the Board’s valuation designee. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares:

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for each Fund based upon the three levels defined above:

16

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Simplify Commodities Strategy No K-1 ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$11,057,007	$—	$—	$11,057,007
Futures	437,500	—	—	437,500
TOTAL	$11,494,507	$—	$—	$11,494,507

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(3,908,005)	$—	$(3,908,005)
Futures	(63,978)	—	—	(63,978)
TOTAL	$(63,978)	$(3,908,005)	$—	$(3,971,983)

Simplify Managed Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$428,656,138	$—	$—	$428,656,138
Futures	12,047,750	—	—	12,047,750
TOTAL	$440,703,888	$—	$—	$440,703,888

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(4,815,504)	$—	$—	$(4,815,504)
TOTAL	$(4,815,504)	$—	$—	$(4,815,504)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is It is Simplify Commodities Strategy No K-1 ETF’s policy to pay out dividends from net investment income quarterly. It is Simplify Managed Futures Strategy ETF’s policy to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or

17

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in each Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations.

4. Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, a Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2024 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Commodities Strategy No K-1 ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$437,500	Unrealized depreciation on futures contracts*	$63,978

Simplify Managed Futures Strategy ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$10,967,275	Unrealized depreciation on futures contracts*	$3,979,081
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$1,080,475	Unrealized depreciation on futures contracts*	$836,423

18

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Consolidated Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Commodities Strategy No K-1 ETF	Commodity	$197,566	$486,197
Simplify Managed Futures Strategy ETF	Commodity	14,406,772	4,599,850
Simplify Managed Futures Strategy ETF	Interest Rate	3,699,854	(104,275)

For the period ended December 31, 2024, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Futures Contracts
Fund	(Notional Value)
Simplify Commodities Strategy No K-1 ETF	$11,194,287
Simplify Managed Futures Strategy ETF	(1,131,342,060)

Certain Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The Funds did not have OTC derivatives subject to a master netting agreement or similar arrangement (collectively referred to as “MNA”) as of December 31, 2024.

5. Reverse Repurchase Agreements

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Commodities Strategy No K-1 ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$3,908,005	$—	$3,908,005	$3,908,005	$3,908,005	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Reverse repurchase agreements involve the sale of securities held by the Simplify Commodities Strategy No K-1 ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Fund may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by

19

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

the Fund to counterparties are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statements of Operations. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund is subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Fund may decline. For the period ended December 31, 2024, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Simplify Commodities Strategy No K-1 ETF was $3,908,064 and 4.78%, respectively.

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Simplify Commodities Strategy No K-1 ETF liability as of December 31, 2024:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$3,908,005	$—	$—	$3,908,005

6. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Adviser has engaged Altis Partners (Jersey) Limited to act as the futures adviser to the Funds under a futures advisory agreement (“Futures Advisory Agreement”) with the Adviser. The Adviser, not the Funds, pays the futures adviser.

For its investment advisory services to the Funds, the Adviser is entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify Commodities Strategy No K-1 ETF	0.75%
Simplify Managed Futures Strategy ETF	0.75%

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Funds, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of a Fund’s shareholders and the Management Fee. In addition to the excluded operating expenses, the Funds also pay non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

7. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Commodities Strategy No K-1 ETF	$—	$—
Simplify Managed Futures Strategy ETF	—	—

20

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Commodities Strategy No K-1 ETF	$—	$—
Simplify Managed Futures Strategy ETF	—	—

8. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

9. Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Commodities Strategy No K-1 ETF	$10,149,994	$715	$—	$715
Simplify Managed Futures Strategy ETF	190,691,701	1,358,335	(1,344,468)	13,867

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

10. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

11. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

21

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

22

December 31, 2024

Semi-Annual Financial Statements and
Other Important Information

Simplify Exchange Traded Funds

Simplify Market Neutral Equity Long Short ETF (EQLS)

Simplify Wolfe US Equity 150/50 ETF (WUSA)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 99.2%
U.S. Treasury Bill, 4.81%, 1/14/2025 (a)(b)	$7,500,000	$7,489,533
U.S. Treasury Bill, 4.33%, 3/13/2025 (a)	1,400,000	1,388,635
Total U.S. Treasury Bills (Cost $8,875,516)		8,878,168

Total Investments – 99.2%
(Cost $8,875,516)		$8,878,168
Other Assets in Excess of Liabilities – 0.8%		73,662
Net Assets – 100.0%		$8,951,830

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $7,472,524 has been pledged as collateral for swaps as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	99.2%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

At December 31, 2024, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
BNP Custom Global Long Equity Index*	7/31/2025	4.63% (EFFR+0.30%)(c)	BNP	11,354,523	$(182,110)
BNP Custom Global Short Equity Index*	7/31/2025	4.33% (EFFR+0.00%)(c)	BNP	(11,368,005)	178,815
Goldman Sachs Custom Global Long Equity Index*	12/30/2025	4.63% (EFFR+0.47%)(c)	GS	11,270,836	(168,653)
Goldman Sachs Custom Global Short Equity Index*	12/30/2025	4.33% (EFFR+0.00%)(c)	GS	(11,292,862)	172,392
					$444

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

Abbreviations:

BNP	: BNP Paribas
EFFR	: Effective Federal Funds Rate
GS	: Goldman Sachs

See Notes to Financial Statements.

4

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the BNP Custom Global Long Equity Index basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Communication Services
Alphabet, Inc., Class A	702	$(2,159)	1.18%
Alphabet, Inc., Class C	860	(2,661)	1.46%
Electronic Arts, Inc.	520	(1,237)	0.68%
Meta Platforms, Inc., Class A	341	(3,242)	1.78%
SoftBank Corp.	57,221	(1,177)	0.65%
		(10,476)
Consumer Discretionary
Amazon.com, Inc.	913	(3,257)	1.79%
Booking Holdings, Inc.	23	(1,862)	1.02%
Carvana Co., Class A	377	(1,247)	0.69%
Cava Group, Inc.	696	(1,275)	0.70%
DoorDash, Inc., Class A	535	(1,459)	0.80%
Evolution AB, 144A	1,430	(1,793)	0.99%
Lululemon Athletica, Inc.	206	(1,279)	0.70%
NVR, Inc.	16	(2,100)	1.15%
Tractor Supply Co.	1,264	(1,090)	0.60%
Wingstop, Inc.	261	(1,207)	0.66%
		(16,569)
Consumer Staples
Imperial Brands PLC	2,318	(1,205)	0.66%

Financials
Adyen NV, 144A	46	(1,110)	0.61%
Coinbase Global, Inc., Class A	440	(1,775)	0.98%
MarketAxess Holdings, Inc.	389	(1,428)	0.78%
NatWest Group PLC	13,117	(1,074)	0.59%
Regions Financial Corp.	3,403	(1,301)	0.71%
Robinhood Markets, Inc., Class A	3,637	(2,202)	1.21%
Toast, Inc., Class A	2,205	(1,306)	0.72%
		(10,196)
Health Care
Medtronic PLC	858	(1,114)	0.61%
Shionogi & Co. Ltd.	4,930	(1,131)	0.62%
Universal Health Services, Inc., Class B	1,129	(3,293)	1.81%
Veeva Systems, Inc., Class A	395	(1,349)	0.74%
		(6,887)
Industrials
Atlas Copco AB	9,137	(2,269)	1.25%
EMCOR Group, Inc.	170	(1,254)	0.69%
Grab Holdings Ltd., Class A	15,258	(1,170)	0.64%
Leidos Holdings, Inc.	925	(2,165)	1.19%
Lyft, Inc., Class A	6,911	(1,449)	0.79%
Owens Corning	717	(1,984)	1.09%
Trane Technologies PLC	300	(1,799)	0.99%
		(12,090)

See Notes to Financial Statements.

5

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Information Technology
Adobe, Inc.	458	$(3,308)	1.82%
Advanced Micro Devices, Inc.	1,633	(3,205)	1.76%
Autodesk, Inc.	687	(3,299)	1.81%
Cadence Design Systems, Inc.	464	(2,268)	1.24%
DocuSign, Inc.	781	(1,141)	0.63%
Fair Isaac Corp.	55	(1,771)	0.97%
FUJIFILM Holdings Corp.	3,628	(1,241)	0.68%
Intel Corp.	10,056	(3,277)	1.80%
KLA Corp.	122	(1,248)	0.69%
MongoDB, Inc.	373	(1,409)	0.77%
NVIDIA Corp.	1,492	(3,256)	1.79%
Oracle Corp.	1,210	(3,275)	1.80%
Salesforce, Inc.	324	(1,760)	0.97%
Zscaler, Inc.	637	(1,867)	1.02%
		(32,325)
Materials
Crown Holdings, Inc.	1,337	(1,796)	0.99%

Utilities
Vistra Corp.	670	(1,501)	0.82%

Other Components	288,258	(89,065)	48.91%
Total		$(182,110)	100.00%

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the BNP Custom Global Short Equity Index basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Communication Services
Liberty Media Corp.-Liberty Formula One, Class C	(1,646)	$2,434	1.36%
Take-Two Interactive Software, Inc.	(1,050)	3,084	1.72%
		5,518
Consumer Discretionary
Cie Financiere Richemont SA, Class A	(617)	1,498	0.84%
Kering SA	(413)	1,627	0.91%
Lucid Group, Inc., Class A	(46,226)	2,228	1.25%
Pan Pacific International Holdings Corp.	(3,736)	1,637	0.91%
QuantumScape Corp., Class A	(15,681)	1,299	0.73%
Rivian Automotive, Inc., Class A	(10,201)	2,166	1.21%
Starbucks Corp.	(969)	1,411	0.79%
Toyota Motor Corp.	(5,935)	1,896	1.06%
		13,762
Consumer Staples
Kroger Co. (The)	(1,907)	1,861	1.04%
Walgreens Boots Alliance, Inc.	(16,303)	2,428	1.36%
		4,289

See Notes to Financial Statements.

6

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Energy
Marathon Petroleum Corp.	(1,064)	$2,369	1.32%
Valero Energy Corp.	(708)	1,386	0.78%
		3,755
Financials
Ares Management Corp., Class A	(516)	1,459	0.82%
First Citizens BancShares, Inc., Class A	(48)	1,616	0.90%
Franklin Resources, Inc.	(5,245)	1,698	0.95%
		4,773
Health Care
Bayer AG	(4,549)	1,452	0.81%
Centene Corp.	(2,022)	1,956	1.09%
CVS Health Corp.	(2,727)	1,954	1.09%
Edwards Lifesciences Corp.	(1,198)	1,415	0.79%
Eli Lilly & Co.	(124)	1,532	0.86%
Fresenius SE & Co. KGaA	(2,055)	1,139	0.64%
Viatris, Inc.	(8,474)	1,684	0.94%
West Pharmaceutical Services, Inc.	(245)	1,282	0.72%
		12,414
Industrials
Boeing Co. (The)	(1,133)	3,199	1.79%
Copart, Inc.	(2,053)	1,880	1.05%
Ferrovial SE	(1,771)	1,189	0.66%
		6,268
Information Technology
Accenture PLC, Class A	(575)	3,227	1.81%
BE Semiconductor Industries NV	(565)	1,236	0.69%
Cognizant Technology Solutions Corp., Class A	(2,578)	3,164	1.77%
Enphase Energy, Inc.	(1,167)	1,279	0.72%
Entegris, Inc.	(2,011)	3,180	1.78%
GLOBALFOUNDRIES, Inc.	(2,147)	1,470	0.82%
Lattice Semiconductor Corp.	(2,458)	2,223	1.24%
MicroStrategy, Inc., Class A	(315)	1,455	0.81%
ON Semiconductor Corp.	(2,407)	2,422	1.35%
Roper Technologies, Inc.	(220)	1,821	1.02%
Super Micro Computer, Inc.	(3,113)	1,514	0.85%
Teradyne, Inc.	(900)	1,809	1.01%
Unity Software, Inc.	(3,379)	1,212	0.68%
		26,012
Materials
First Quantum Minerals Ltd.	(5,532)	1,138	0.64%
MP Materials Corp.	(4,645)	1,156	0.65%
Smurfit WestRock PLC	(1,462)	1,257	0.70%
		3,551
Real Estate
AvalonBay Communities, Inc.	(540)	1,894	1.06%
Sumitomo Realty & Development Co. Ltd.	(2,586)	1,297	0.72%
Sun Communities, Inc.	(1,101)	2,161	1.21%
		5,352

See Notes to Financial Statements.

7

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Utilities
CenterPoint Energy, Inc.	(2,530)	$1,282	0.72%
Kansai Electric Power Co., Inc.	(7,364)	1,311	0.73%
		2,593
Other Components	(270,722)	90,528	50.63%
Total		$178,815	100.00%

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Goldman Sachs Custom Global Long Equity Index basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Communication Services
Alphabet, Inc., Class A	691	$(1,982)	1.17%
Alphabet, Inc., Class C	846	(2,440)	1.45%
Electronic Arts, Inc.	517	(1,146)	0.68%
Meta Platforms, Inc., Class A	339	(3,003)	1.78%
SoftBank Corp.	58,216	(1,116)	0.66%
		(9,687)
Consumer Discretionary
Amazon.com, Inc.	900	(2,990)	1.77%
Booking Holdings, Inc.	23	(1,714)	1.02%
Carvana Co., Class A	362	(1,115)	0.66%
Cava Group, Inc.	683	(1,166)	0.69%
DoorDash, Inc., Class A	531	(1,349)	0.80%
Evolution AB, 144A	1,489	(1,742)	1.03%
Lululemon Athletica, Inc.	206	(1,194)	0.71%
NVR, Inc.	16	(1,946)	1.16%
Wingstop, Inc.	256	(1,103)	0.65%
		(14,319)
Consumer Staples
Imperial Brands PLC	2,333	(1,130)	0.67%

Financials
Adyen NV, 144A	46	(1,036)	0.61%
Coinbase Global, Inc., Class A	426	(1,601)	0.95%
MarketAxess Holdings, Inc.	387	(1,324)	0.79%
Regions Financial Corp.	3,365	(1,199)	0.71%
Robinhood Markets, Inc., Class A	3,512	(1,983)	1.18%
Toast, Inc., Class A	2,164	(1,195)	0.71%
		(8,338)
Health Care
Daiichi Sankyo Co. Ltd.	2,420	(1,015)	0.60%
Eisai Co. Ltd.	2,450	(1,023)	0.61%
Medtronic PLC	849	(1,027)	0.61%
Shionogi & Co. Ltd.	5,027	(1,075)	0.64%
Universal Health Services, Inc., Class B	1,124	(3,056)	1.81%

See Notes to Financial Statements.

8

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Health Care (continued)
Veeva Systems, Inc., Class A	393	$(1,252)	0.74%
		(8,448)
Industrials
Atlas Copco AB	9,250	(2,141)	1.27%
EMCOR Group, Inc.	167	(1,150)	0.68%
Grab Holdings Ltd., Class A	14,787	(1,057)	0.63%
Leidos Holdings, Inc.	916	(2,000)	1.19%
Lyft, Inc., Class A	6,676	(1,305)	0.77%
Owens Corning	708	(1,828)	1.09%
Trane Technologies PLC	296	(1,657)	0.98%
		(11,138)
Information Technology
Adobe, Inc.	454	(3,057)	1.81%
Advanced Micro Devices, Inc.	1,633	(2,989)	1.77%
Autodesk, Inc.	680	(3,046)	1.81%
Cadence Design Systems, Inc.	459	(2,088)	1.24%
DocuSign, Inc.	758	(1,032)	0.61%
Fair Isaac Corp.	54	(1,629)	0.97%
FUJIFILM Holdings Corp.	3,700	(1,180)	0.70%
Intel Corp.	9,981	(3,032)	1.80%
KLA Corp.	121	(1,156)	0.69%
MongoDB, Inc.	364	(1,285)	0.76%
NVIDIA Corp.	1,460	(2,970)	1.76%
Oracle Corp.	1,190	(3,003)	1.78%
Salesforce, Inc.	321	(1,624)	0.96%
Zscaler, Inc.	626	(1,711)	1.01%
		(29,802)
Materials
Crown Holdings, Inc.	1,336	(1,674)	0.99%

Utilities
Vistra Corp.	649	(1,355)	0.80%

Other Components	298,954	(82,762)	49.07%
Total		$(168,653)	100.00%

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Goldman Sachs Custom Global Short Equity Index basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Communication Services
Liberty Media Corp.-Liberty Formula One, Class C	(1,619)	$2,323	1.35%
Take-Two Interactive Software, Inc.	(1,044)	2,975	1.72%
		5,298

See Notes to Financial Statements.

9

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Consumer Discretionary
Cie Financiere Richemont SA, Class A	(620)	$1,463	0.85%
Kering SA	(420)	1,603	0.93%
Lucid Group, Inc., Class A	(44,736)	2,092	1.21%
Pan Pacific International Holdings Corp.	(3,812)	1,621	0.94%
QuantumScape Corp., Class A	(15,165)	1,219	0.71%
Rivian Automotive, Inc., Class A	(9,898)	2,039	1.18%
Starbucks Corp.	(971)	1,372	0.80%
Toyota Motor Corp.	(6,030)	1,869	1.08%
		13,278
Consumer Staples
Kroger Co. (The)	(1,891)	1,790	1.04%
Walgreens Boots Alliance, Inc.	(16,170)	2,337	1.35%
		4,127
Energy
Marathon Petroleum Corp.	(1,064)	2,299	1.33%
Valero Energy Corp.	(706)	1,341	0.78%
		3,640
Financials
Ares Management Corp., Class A	(506)	1,388	0.81%
First Citizens BancShares, Inc., Class A	(47)	1,550	0.90%
Franklin Resources, Inc.	(5,160)	1,621	0.94%
		4,559
Health Care
Bayer AG	(4,640)	1,437	0.84%
Centene Corp.	(2,008)	1,884	1.09%
CVS Health Corp.	(2,696)	1,874	1.09%
Edwards Lifesciences Corp.	(1,191)	1,366	0.79%
Eli Lilly & Co.	(122)	1,464	0.85%
Fresenius SE & Co. KGaA	(2,055)	1,105	0.64%
Viatris, Inc.	(8,403)	1,620	0.94%
West Pharmaceutical Services, Inc.	(245)	1,241	0.72%
		11,991
Industrials
Boeing Co. (The)	(1,132)	3,104	1.80%
Copart, Inc.	(2,027)	1,802	1.04%
Ferrovial SE	(1,773)	1,154	0.67%
Toyota Industries Corp.	(879)	1,114	0.65%
		7,174
Information Technology
Accenture PLC, Class A	(567)	3,088	1.79%
BE Semiconductor Industries NV	(559)	1,187	0.69%
Cognizant Technology Solutions Corp., Class A	(2,551)	3,038	1.76%
Enphase Energy, Inc.	(1,151)	1,224	0.71%
Entegris, Inc.	(1,998)	3,065	1.78%
GLOBALFOUNDRIES, Inc.	(2,125)	1,412	0.82%
Lattice Semiconductor Corp.	(2,425)	2,127	1.23%
MicroStrategy, Inc., Class A	(304)	1,363	0.79%
ON Semiconductor Corp.	(2,366)	2,310	1.34%

See Notes to Financial Statements.

10

Simplify Market Neutral Equity Long/Short ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Information Technology (continued)
Roper Technologies, Inc.	(218)	$1,753	1.02%
Super Micro Computer, Inc.	(2,944)	1,390	0.81%
Teradyne, Inc.	(883)	1,721	1.00%
Unity Software, Inc.	(3,187)	1,109	0.64%
		24,787
Materials
First Quantum Minerals Ltd.	(5,527)	1,103	0.64%
Smurfit WestRock PLC	(1,465)	1,221	0.71%
		2,324
Real Estate
AvalonBay Communities, Inc.	(533)	1,817	1.06%
Sumitomo Realty & Development Co. Ltd.	(2,630)	1,280	0.74%
Sun Communities, Inc.	(1,089)	2,074	1.20%
		5,171
Utilities
CenterPoint Energy, Inc.	(2,513)	1,235	0.72%
Kansai Electric Power Co., Inc.	(7,541)	1,303	0.75%
		2,538
Other Components	(275,177)	87,505	50.76%
Total		$172,392	100.00%

See Notes to Financial Statements.

11

Simplify Wolfe US Equity 150/50 ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 102.0%
U.S. Treasury Bill, 4.59%, 1/14/2025 (a)(b)	$2,950,000	$2,945,883
U.S. Treasury Bill, 4.49%, 2/20/2025 (a)	12,500,000	12,429,133
U.S. Treasury Bill, 4.44%, 4/1/2025 (a)(b)	14,100,000	13,955,120
Total U.S. Treasury Bills (Cost $29,317,944)		29,330,136

	Shares
Money Market Funds – 0.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(c)
(Cost $118,898)	118,898	118,898

Total Investments – 102.4%
(Cost $29,436,842)		$29,449,034
Liabilities in Excess of Other Assets – (2.4)%		(689,038)
Net Assets – 100.0%		$28,759,996

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $3,967,730 has been pledged as collateral for swaps as of December 31, 2024.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
U.S. Treasury Bills	102.0%
Money Market Funds	0.4%
Total Investments	102.4%
Liabilities in Excess of Other Assets	(2.4)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

At December 31, 2024, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
NMSWULTRS*	12/31/2049	4.33% (EFFR+0.00%)(c)	NOM	44,187,860	$(1,686,828)
NMSWUSTRS*	12/31/2049	4.33% (EFFR+0.00%)(c)	NOM	(14,827,090)	1,011,203
					$(675,625)

*	The components of the basket shown below.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

See Notes to Financial Statements.

12

Simplify Wolfe US Equity 150/50 ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Abbreviations:

EFFR	: Effective Federal Funds Rate
NOM	: Nomura International

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the NMSWUSTRS basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Basic Materials
Chemours Co. (The)	(4,336)	$5,368	0.53%
Dow, Inc.	(124)	366	0.04%
		5,734
Communications
Liberty Global Ltd., Class C	(3,464)	3,334	0.33%

Consumer Discretionary
Caesars Entertainment, Inc.	(1,229)	3,010	0.30%
Light & Wonder, Inc.	(841)	5,320	0.52%
McDonald's Corp.	(18)	372	0.04%
		8,702
Consumer Staples
Albertsons Cos., Inc., Class A	(2,901)	4,173	0.41%
Church & Dwight Co., Inc.	(37)	285	0.03%
Coty, Inc., Class A	(11,052)	5,635	0.56%
Molson Coors Beverage Co., Class B	(1,203)	5,053	0.50%
		15,146
Energy
Chesapeake Energy Corp.	(405)	2,951	0.29%
Dt Midstream, Inc.	(82)	597	0.06%
Phillips 66	(29)	240	0.02%
		3,788
Financial
Air Lease Corp.	(1,344)	4,748	0.47%
Alexandria Real Estate Equities, Inc.	(34)	240	0.02%
CNA Financial Corp.	(134)	476	0.05%
First Hawaiian, Inc.	(1,610)	3,061	0.30%
Global Payments, Inc.	(159)	1,307	0.13%
Lincoln National Corp.	(94)	217	0.02%
ProLogis, Inc.	(696)	5,393	0.53%
Prosperity Bancshares, Inc.	(43)	235	0.02%
RLI Corp.	(154)	1,861	0.19%
TFS Financial Corp.	(716)	658	0.07%
Vornado Realty Trust	(680)	2,095	0.21%
Webster Financial Corp.	(949)	3,838	0.38%
		24,129
Health Care
Baxter International, Inc.	(956)	2,041	0.20%
BioMarin Pharmaceutical, Inc., Class A	(820)	3,948	0.39%
Danaher Corp.	(21)	347	0.03%

See Notes to Financial Statements.

13

Simplify Wolfe US Equity 150/50 ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Health Care (continued)
DaVita, Inc., Class B	(437)	$4,792	0.47%
GXO Logistics, Inc.	(242)	772	0.08%
IQVIA Holdings, Inc.	(165)	2,369	0.23%
Medtronic PLC	(734)	4,297	0.43%
Viatris, Inc.	(3,324)	3,032	0.30%
		21,598
Industrial
Avnet, Inc.	(297)	1,139	0.11%
Clarivate PLC	(7,472)	2,781	0.28%
Dun & Bradstreet Holdings, Inc.	(5,989)	5,466	0.54%
Hubbell Inc, Class B	(145)	4,460	0.44%
Huntington Ingalls Industries	(22)	301	0.03%
MDU Resources Group Inc.	(3,539)	4,671	0.46%
RBC Bearings, Inc.	(18)	392	0.04%
Sensata Technologies Holding PLC	(778)	1,562	0.16%
Sonoco Products Co.	(1,594)	5,704	0.56%
Trex Co., Inc.	(283)	1,432	0.14%
U-Haul Holding Co, Class B	(497)	2,332	0.23%
		30,240
Technology
Azenta, Inc.	(927)	3,395	0.34%
Dxc Technology Co.	(2,505)	3,666	0.36%
IPG Photonics Corp.	(592)	3,155	0.31%
Zoom Communications, Inc., Class A	(875)	5,230	0.52%
		15,446
Utilities
Duke Energy Corp.	(33)	261	0.02%
Pinnacle West Capital Corp.	(501)	3,112	0.31%
		3,373
Other Components	(330,635)	879,713	87.00%
Total		$1,011,203	100.00%

*	The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the NMSWULTRS basket.

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks
Basic Materials
DuPont de Nemours, Inc.	4,073	$(12,277)	0.73%
Freeport-McMoRan, Inc.	14,336	(21,580)	1.28%
Newmont Corp.	7,691	(11,316)	0.67%
		(45,173)
Communications
Alphabet, Inc., Class A	5,191	(38,847)	2.30%
Alphabet, Inc., Class C	4,405	(33,162)	1.96%
Arista Networks, Inc.	6,277	(27,427)	1.63%
Meta Platforms, Inc., Class A	1,194	(27,624)	1.64%

See Notes to Financial Statements.

14

Simplify Wolfe US Equity 150/50 ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Communications (continued)
Motorola Solutions, Inc.	1,256	$(22,949)	1.36%
		(150,009)
Consumer Discretionary
Bath & Body Works, Inc.	9,528	(14,602)	0.87%
Lululemon Athletica, Inc.	1,616	(24,422)	1.45%
Ralph Lauren Corp.	1,298	(11,848)	0.70%
TJX Cos., Inc. (The)	4,534	(21,651)	1.28%
Ulta Beauty, Inc.	1,100	(18,918)	1.12%
		(91,441)
Consumer Staples
Constellation Brands, Inc., Class A	1,762	(15,396)	0.91%
Estee Lauder Cos., Inc. (The), Class A	4,825	(14,301)	0.85%
Sysco Corp.	4,277	(12,928)	0.77%
		(42,625)
Energy
ConocoPhillips	6,047	(23,704)	1.41%
Targa Resources Corp.	3,164	(22,328)	1.32%
		(46,032)
Financial
Allstate Corp. (The)	2,326	(17,730)	1.05%
Berkshire Hathaway, Inc., Class B	1,806	(32,360)	1.92%
CBRE Group, Inc., Class A	4,445	(23,067)	1.37%
Interactive Brokers Group Inc., Class A	1,699	(11,865)	0.70%
LPL Financial Holdings Inc.	1,443	(18,629)	1.10%
Mastercard, Inc., Class A	1,550	(32,257)	1.91%
NASDAQ, Inc.	3,673	(11,226)	0.67%
		(147,134)
Health Care
Agilent Technologies, Inc.	2,377	(12,625)	0.75%
Eli Lilly & Co.	686	(20,931)	1.24%
Molina Healthcare, Inc.	1,205	(13,870)	0.82%
Universal Health Services, Inc., Class B	2,154	(15,279)	0.91%
		(62,705)
Industrial
Alaska Air Group, Inc.	4,807	(12,305)	0.73%
AMETEK Inc.	2,927	(20,854)	1.24%
Amphenol Corp., Class A	8,718	(23,934)	1.42%
Automatic Data Processing, Inc.	1,148	(13,290)	0.79%
Howmet Aerospace Inc.	3,865	(16,710)	0.99%
Northrop Grumman Corp.	695	(12,899)	0.76%
Owens Corning	1,723	(11,602)	0.69%
United Parcel Service, Inc., Class B	4,717	(23,513)	1.39%
Waste Management, Inc.	2,848	(22,717)	1.35%
WESCO International, Inc.	1,590	(11,375)	0.67%
		(169,199)
Technology
Apple, Inc.	5,791	(57,329)	3.40%
Fair Isaac Corp.	191	(15,001)	0.89%
Microsoft Corp.	2,489	(41,472)	2.46%

See Notes to Financial Statements.

15

Simplify Wolfe US Equity 150/50 ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Shares	Unrealized Appreciation/ (Depreciation)	% of basket
Common Stocks (continued)
Technology (continued)
Monolithic Power Systems, Inc.	986	$(23,062)	1.37%
NVIDIA Corp.	14,114	(74,927)	4.44%
Other Components	3,864	(35,411)	2.10%
Zebra Technologies Corp, Class A	712	(10,875)	0.64%
		(258,077)
Utilities
CMS Energy Corp.	5,978	(15,751)	0.93%
DTE Energy Co.	3,398	(16,218)	0.96%
NiSource, Inc.	8,895	(12,925)	0.77%
Wec Energy Group, Inc.	3,555	(13,214)	0.78%
		(58,108)
Other Components	192,359	(616,325)	36.54%
Total		$(1,686,828)	100.00%

See Notes to Financial Statements.

16

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Simplify Exchange Traded Funds

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	Simplify Market Neutral Equity Long/Short ETF	Simplify Wolfe US Equity 150/50 ETF
Assets
Investments, at value	$8,878,168	$29,449,034
Cash	81,009	—
Unrealized appreciation on over the counter swaps	351,207	1,011,203
Receivables:
Prepaid expenses	30	—
Interest	—	2,189
Total assets	9,310,414	30,462,426

Liabilities
Unrealized depreciation on over the counter swaps	350,763	1,686,828
Payables:
Investment advisory fees	7,678	15,602
Due to broker	143	—
Total liabilities	358,584	1,702,430
Net Assets	$8,951,830	$28,759,996

Net Assets Consist of
Paid-in capital	$23,795,138	$29,214,057
Distributable earnings (loss)	(14,843,308)	(454,061)
Net Assets	$8,951,830	$28,759,996
Number of Common Shares outstanding	425,001	1,100,001
Net Asset Value, offering and redemption price per share	$21.06	$26.15
Investments, at cost	$8,875,516	$29,436,842

See Notes to Financial Statements.

18

Simplify Exchange Traded Funds

Statements of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

	Simplify Market Neutral Equity Long/Short ETF	Simplify Wolfe US Equity 150/50 ETF
Investment Income
Interest income	$2,849,485	$117,306
Total income	2,849,485	117,306

Expenses
Investment advisory fees	548,477	19,238
Interest expense	36,561	11
Total expenses	585,038	19,249
Net investment income (loss)	2,264,447	98,057

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(28,312,535)	284,954
Swaps	13,825,680	(173,639)
Net realized gain (loss)	(14,486,855)	111,315
Net change in unrealized appreciation (depreciation) on:
Investments	(5,675)	12,192
Swaps	(1,177,905)	(675,625)
Net unrealized gain (loss)	(1,183,580)	(663,433)
Net realized and unrealized gain (loss)	(15,670,435)	(552,118)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,405,988)	$(454,061)

See Notes to Financial Statements.

19

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Market Neutral Equity Long/Short ETF		Simplify Wolfe US Equity 150/50 ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	For the period September 23, 2024(1) to December 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,264,447	$5,174,780	$98,057
Net realized gain (loss)	(14,486,855)	1,569,639	111,315
Net change in net unrealized appreciation (depreciation)	(1,183,580)	1,191,748	(663,433)
Net increase (decrease) in net assets resulting from operations	(13,405,988)	7,936,167	(454,061)

Distributions to Shareholders from:
Distributions	(665,000)	(8,626,872)	—
Return of capital	—	(687,184)	—
Total distributions	(665,000)	(9,314,056)	—

Fund Shares Transactions
Proceeds from shares sold	570,549	162,082,194	29,841,687
Value of shares redeemed	(133,778,918)	(8,747,921)	(627,630)
Net increase (decrease) in net assets resulting from fund share transactions	(133,208,369)	153,334,273	29,214,057
Total net increase (decrease) in Net Assets	(147,279,357)	151,956,384	28,759,996

Net Assets
Beginning of period	156,231,187	4,274,803	—
End of period	$8,951,830	$156,231,187	$28,759,996

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,625,001	175,001	—
Shares sold	25,000	6,825,000	1,125,001 (2)
Shares redeemed	(6,225,000)	(375,000)	(25,000)
Shares outstanding, end of period	425,001	6,625,001	1,100,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

20

Simplify Exchange Traded Funds

Financial Highlights

Simplify Market Neutral Equity Long/Short ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Period Ended June 30, 2023(a)
Net Asset Value, beginning of period	$23.58		$24.43	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.47		1.02	0.04
Net realized and unrealized gain (loss)	(2.89)		0.12	(0.61)
Total from investment operations	(2.42)		1.14	(0.57)
Less distributions from:
Net investment income	(0.10)		(1.84)	—
Return of capital	—		(0.15)	—
Total distributions	(0.10)		(1.99)	—
Net Asset Value, end of period	$21.06		$23.58	$24.43
Total Return (%)	(10.28	)(c)	5.19	(2.29	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$9		$156	$4
Ratio of expenses (%)	1.07	(d)(e)	1.00	1.00	(d)
Ratio of net investment income (loss) (%)	4.13	(d)	4.33	4.02	(d)
Portfolio turnover rate (%)(f)	0	(c)	0	0	(c)

Simplify Wolfe US Equity 150/50 ETF Selected Per Share Data	Period Ended December 31, 2024(g) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.27
Net realized and unrealized gain (loss)	0.88	(h)
Total from investment operations	1.15
Net Asset Value, end of period	$26.15
Total Return (%)	4.58	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$29
Ratio of expenses (%)	0.75	(d)
Ratio of net investment income (loss) (%)	3.82	(d)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period June 14, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.07%.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	For the period September 23, 2024 (commencement of operations) through December 31, 2024.
(h)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.

21

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Market Neutral Equity Long/Short ETF

Simplify Wolfe US Equity 150/50 ETF

Each Fund is a diversified series of the Trust.

Simplify EQLS LLC (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the "Exchange"). Unlike mutual funds, The Funds, issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Simplify Market Neutral Equity Long/Short ETF	The Fund seeks to provide positive absolute returns and income.
Simplify Wolfe US Equity 150/50 ETF	The Fund seeks to provide capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Funds’ portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

22

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Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for each Fund based upon the three levels defined above:

Simplify Market Neutral Equity Long/Short ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$8,878,168	$—	$—	$8,878,168
Total Return Swaps	—	351,207	—	351,207
TOTAL	$8,878,168	$351,207	$—	$9,229,375

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(350,763)	$—	$(350,763)
TOTAL	$—	$(350,763)	$—	$(350,763)

Simplify Wolfe US Equity 150/50 ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$29,330,136	$—	$—	$29,330,136
Total Return Swaps	—	1,011,203	—	1,011,203
Money Market Funds	118,898	—	—	118,898
TOTAL	$29,449,034	$1,011,203	$—	$30,460,237

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(1,686,828)	$—	$(1,686,828)
TOTAL	$—	$(1,686,828)	$—	$(1,686,828)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require

23

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Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, a Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Swaps

Swap agreements are agreements between a Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by a Fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty for a Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. A Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Market Neutral Equity Long/Short ETF
Equity Contracts	Unrealized appreciation on OTC swaps	$351,207	Unrealized depreciation on OTC swaps	$350,763

Simplify Wolfe US Equity 150/50 ETF
Equity Contracts	Unrealized appreciation on OTC swaps	$1,011,203	Unrealized depreciation on OTC swaps	$1,686,828

24

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Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Market Neutral Equity Long/Short ETF	Equity	$13,825,680	$(1,177,905)
Simplify Wolfe US Equity 150/50 ETF	Equity	(173,639)	(675,625)

For the period ended December 31, 2024, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Swaps (Notional Value)
Simplify Market Neutral Equity Long/Short ETF	$235,661
Simplify Wolfe US Equity 150/50 ETF	15,931,622

Certain Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by each Fund as of December 31, 2024:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify Market Neutral
Equity Long/Short ETF
BNP Paribas	$178,815	$(178,815)	$—	$—	$—
Goldman Sachs International	172,392	(168,653)	—	—	3,739
	$351,207	$(347,468)	$—	$—	$3,739

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Market Neutral
Equity Long/Short ETF
BNP Paribas	$182,110	$(178,815)	$—	$(3,295)	$—
Goldman Sachs International	168,653	(168,653)	—	—	—
	$350,763	$(347,468)	$—	$(3,295)	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

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Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify Wolfe US Equity 150/50 ETF
Nomura Securities	$1,011,203	$(1,011,203)	$—	$—	$—
	$1,011,203	$(1,011,203)	$—	$—	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Wolfe US Equity 150/50 ETF
Nomura Securities	$1,686,828	$(1,011,203)	$—	$(675,625)	$—
	$1,686,828	$(1,011,203)	$—	$(675,625)	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Wolfe Research Advisors, LLC (the "Sub-Adviser") serves as investment sub-adviser to the Simplify Wolfe US Equity 150/50 ETF. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Sub-Adviser is paid by the Adviser, not the Fund.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Market Neutral Equity Long/Short ETF	1.00%
Simplify Wolfe US Equity 150/50 ETF	0.75%

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Funds, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of a Fund’s shareholders and the Management Fee. In addition to the excluded operating expenses, the Funds also pay non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b- 1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

26

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Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Market Neutral Equity Long/Short ETF	$0	$0
Simplify Wolfe US Equity 150/50 ETF	0	0

6. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Market Neutral Equity Long/Short ETF	$153,282,815	$8,327	$—	$8,327

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

At June 30, 2024, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Market Neutral Equity Long/Short ETF	$85,564	$—	$85,564

8. Segment Reporting

Each Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of each Fund. The CODM reviews the operating results of each Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

27

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

28

December 31, 2024

Semi-Annual Financial Statements and
Other Important Information

Simplify Exchange Traded Funds

Simplify Tara India Opportunities ETF (IOPP)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Tara India Opportunities ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 94.6%
Communication Services – 9.3%
Bharti Airtel Ltd.	42,397	$786,274
Info Edge India Ltd.	5,179	524,909
		1,311,183
Consumer Discretionary – 24.2%
Bajaj Auto Ltd.	5,413	556,299
Gabriel India Ltd.	37,799	209,274
Tata Motors Ltd.	91,895	794,453
Titan Co. Ltd.	16,192	615,264
UNO Minda Ltd.	39,635	487,580
Zomato Ltd.*	236,133	766,895
		3,429,765
Consumer Staples – 18.0%
Avenue Supermarts Ltd., 144A*(a)	8,659	360,247
Bikaji Foods International Ltd.	20,989	191,089
Britannia Industries Ltd.	11,768	654,662
ITC Ltd.	143,678	811,667
Marico Ltd.	70,059	523,312
		2,540,977
Financials – 9.3%
ICICI Bank Ltd.	40,281	603,012
Kotak Mahindra Bank Ltd.	26,908	561,347
Multi Commodity Exchange of India Ltd.	2,091	152,260
		1,316,619
Health Care – 7.0%
Apollo Hospitals Enterprise Ltd.	6,367	542,621
JB Chemicals & Pharmaceuticals Ltd.	20,782	447,652
		990,273
Industrials – 12.8%
Craftsman Automation Ltd.	8,524	536,159
Havells India Ltd.	15,000	293,487
Indian Railway Catering & Tourism Corp. Ltd.	35,637	327,550
Titagarh Rail System Ltd.	24,009	309,823
Triveni Turbine Ltd.	40,128	347,478
		1,814,497
Information Technology – 10.8%
Infosys Ltd.	18,911	415,268
LTIMindtree Ltd., 144A(a)	5,981	390,233
PG Electroplast Ltd.	63,214	724,038
		1,529,539
Materials – 3.2%
Gravita India Ltd.	12,000	305,488
SH Kelkar & Co. Ltd., 144A(a)	49,166	141,674
		447,162
Total Common Stocks (Cost $13,834,523)		13,380,015

Money Market Funds – 5.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(b)
(Cost $765,136)	765,136	765,136

See Notes to Financial Statements.

4

Simplify Tara India Opportunities ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Value
Total Investments – 100.0%
(Cost $14,599,659)	$14,145,151
Liabilities in Excess of Other Assets – (0.0)%†	(4,534)
Net Assets – 100.0%	$14,140,617

*	Non Income Producing
†	Less than 0.05%
(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $892,154, which represents 6.4% of net assets as of December 31, 2024.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type††

Investment Categories	% of Net Assets
Common Stocks	94.6%
Money Market Funds	5.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

†	Less than 0.05%
††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

5

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Simplify Tara India Opportunities ETF
Assets
Investments, at value	$14,145,151
Receivables:
Interest	4,470
Total assets	14,149,621

Liabilities
Payables:
Investment advisory fees	9,004
Total liabilities	9,004
Net Assets	$14,140,617

Net Assets Consist of
Paid-in capital	$14,672,769
Distributable earnings (loss)	(532,152)
Net Assets	$14,140,617
Number of Common Shares outstanding	525,001
Net Asset Value, offering and redemption price per share	$26.93
Investments, at cost	$14,599,659

See Notes to Financial Statements.

6

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

Simplify Tara India Opportunities ETF
Investment Income
Dividend income*	$21,635
Interest income	8,719
Total income	30,354

Expenses
Investment advisory fees	60,682
Interest expense	3,551
Total expenses	64,233
Less fees waived:
Waiver	(18,205)
Net expenses	46,028
Net investment income (loss)	(15,674)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	849,354 (1)
Foreign currency transactions	(43,577)
Net realized gain (loss)	805,777
Net change in unrealized appreciation (depreciation) on:
Investments	(1,075,803)
Foreign currency translations	76
Net unrealized gain (loss)	(1,075,727)
Net realized and unrealized gain (loss)	(269,950)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(285,624)
* Withholding tax	$4,983

(1)	Net of foreign capital gain taxes of $(294,855).

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statement of Changes in Net Assets

	Simplify Tara India Opportunities ETF
	For the Six Months Ended December 31, 2024 (Unaudited)	For the period March 5, 2024(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(15,674)	$(4,266)
Net realized gain (loss)	805,777	115,205
Net change in net unrealized appreciation (depreciation)	(1,075,727)	621,219
Net increase (decrease) in net assets resulting from operations	(285,624)	732,158

Distributions	(978,686)	—

Fund Shares Transactions
Proceeds from shares sold	6,959,316	7,673,061
Variable transaction fees (see Note 5)	23,951	16,441
Value of shares redeemed	—	—
Net increase (decrease) in net assets resulting from fund share transactions	6,983,267	7,689,502
Total net increase (decrease) in Net Assets	5,718,957	8,421,660

Net Assets
Beginning of period	8,421,660	—
End of period	$14,140,617	$8,421,660

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	—
Shares sold	225,000	300,001	(2)
Shares redeemed	—	—
Shares outstanding, end of period	525,001	300,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds
Financial Highlights

Simplify Tara India Opportunities ETF Selected Per Share Data	For the Six Months Ended December 31, 2024 (Unaudited)		Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$28.07		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.04)		(0.02)
Net realized and unrealized gain (loss)	0.70	(c)	3.01
Total from investment operations	0.66		2.99
Variable transaction fees (see Note 8)	0.06		0.08
Less distributions from:
Net investment income	(0.48)		—
Net realized gains	(1.38)		—
Total distributions	(1.86)		—
Net Asset Value, end of period	$26.93		$28.07
Total Return (%)	2.53	(d)	12.29	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$14		$8
Ratio of expenses before fee waiver (%)	1.06	(e)(f)	1.51	(e)(g)
Ratio of expenses after fee waiver (%)	0.76	(e)(f)	1.21	(e)(g)
Ratio of net investment income (loss) (%)	(0.26	)(e)	(0.27	)(e)
Portfolio turnover rate (%)(h)	38	(d)	33	(d)

(a)	For the period March 5, 2024 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.51%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Fund listed below:

Simplify Tara India Opportunities ETF (the “Fund”). The Fund is a diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify Tara India Opportunities ETF	The Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the

10

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

Simplify Tara India Opportunities ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,380,015	$—	$—	$13,380,015
Money Market Funds	765,136	—	—	765,136
TOTAL	$14,145,151	$—	$—	$14,145,151

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

11

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

System 2 Advisors L.P. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund below, the Adviser was entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Tara India Opportunities ETF	1.00%

The Adviser has contractually agreed to waive its management fee to 0.70% of the Fund’s average daily net assets through at least October 31, 2025. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. For the period ended December 31, 2024, the Adviser waived fees of $18,205.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the Management Fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

4. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Tara India Opportunities ETF	$10,155,999	$4,233,815

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

6. Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Tara India Opportunities ETF	$7,220,235	$795,577	$(195,766)	$599,811

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

7. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

13

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

14

December 31, 2024

Semi-Annual Financial Statements and
Other Important Information

Simplify Exchange Traded Funds

Simplify National Muni Bond ETF (NMB)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify National Muni Bond ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal	Value
Municipal Bonds – 94.6%
Colorado – 9.3%
City and County of Denver Colorado for and on Behalf of Its Department of Aviation Airport System RB, Series 2022D (AMT), 5.00%, 11/15/2053	$4,000,000	$4,127,253
City of Colorado Springs Colorado Utilities System Improvement RB, Series 2024A, 5.25%, 11/15/2054	4,000,000	4,393,551
		8,520,804
Florida – 2.5%
Miami-Dade County Health Facilities Authority Revenue and Revenue Refunding Bonds, Series 2021A, 4.00%, 8/1/2051	2,405,000	2,262,030

Hawaii – 4.8%
City and County of Honolulu Wastewater System RB Senior, Series 2024A, 5.25%, 7/1/2054	4,000,000	4,398,109

Louisiana – 2.9%
Louisiana Public Facilities Authority Revenue and Refunding Bonds Tulane University of Louisiana Project, Series 2023A, 5.00%, 10/15/2052	2,565,000	2,685,316

Maryland – 3.1%
Maryland Department of Transportation Special Transportation Project RB Baltimore Washington International Thurgood Marshall Airport, Series 2024A (AMT), 5.25%, 8/1/2054	2,700,000	2,866,637

Massachusetts – 8.8%
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds, 2020 Series A, 3.00%, 8/15/2050(a)	5,000,000	3,812,403
The Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2024, Series E, 5.00%, 8/1/2053	4,000,000	4,281,297
		8,093,700
Nebraska – 4.6%
Airport Authority of the City of Omaha Airport Facilities RB, Series 2024 (AMT), 5.25%, 12/15/2054	4,000,000	4,247,967

New Jersey – 6.0%
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2024 Series CC, 5.25%, 6/15/2050	1,940,000	2,107,429
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2024 Series CC, 4.13%, 6/15/2055	3,500,000	3,367,051
		5,474,480
New York – 19.1%
Dormitory Authority of the State of New York State Sales Tax RB, Series 2024B, 4.00%, 3/15/2054	2,500,000	2,386,336
Metropolitan Transportation Authority Dedicated Tax Fund Green Bonds, Series 2024B, 5.00%, 11/15/2049(a)	4,000,000	4,298,528
Metropolitan Transportation Authority Dedicated Tax Fund Refunding Green Bonds, Series 2024B, 5.00%, 11/15/2048	2,000,000	2,153,935
New York City Municipal Water Finance Authority Water And Sewer System Second General Resolution RB Fiscal 2025, Series AA, 5.00%, 6/15/2051(a)	2,750,000	2,962,790
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds, Fiscal 2025 Series D, 4.25%, 5/1/2054(a)	2,160,000	2,121,948
New York Transportation Development Corporation Special Facilities RB Green Bonds, Senior Series 2024A (AMT), 4.50%, 12/31/2054(a)	2,250,000	2,213,162
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Sales Tax RB, Series 2022A, 5.25%, 5/15/2057	1,265,000	1,363,604
		17,500,303
Pennsylvania – 6.3%
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Fixed Rate RB, Series 2024B-1, 4.25%, 11/1/2048(a)	3,500,000	3,406,572
Philadelphia Authority for Industrial Development The Children’s Hospital of Philadelphia Project Hospital RB, Series A 2024, 4.00%, 7/1/2049	2,500,000	2,407,396
		5,813,968

See Notes to Financial Statements.

4

Simplify National Muni Bond ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Principal	Value
Municipal Bonds (continued)
South Carolina – 2.7%
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group, Series 2024A, 5.50%, 11/1/2054	$2,250,000	$2,466,241

Texas – 19.9%
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Improvement and Refunding Bonds Series 2021B, 3.00%, 12/1/2047(a)	5,000,000	3,970,569
Elgin Independent School District Bastrop Travis and Lee Counties Texas Unlimited Tax School Building Bonds, Series 2024, 5.00%, 8/1/2054	2,000,000	2,136,267
Prosper Independent School District a Political Subdivision of the State of Texas Located in Collin and Denton Counties Texas Unlimited Tax School Building Bonds, Series 2024, 4.00%, 2/15/2054	4,500,000	4,280,233
Texas Water Development Board State Water Implementation Revenue Fund for Texas Reseve Bonds, Series 2024A, 4.38%, 10/15/2054	4,000,000	3,982,483
Texas Water Development Board State Water Implementation Revenue Fund for Texas Reseve Bonds, Series 2024A, 4.38%, 10/15/2059(a)	4,000,000	3,946,113
		18,315,665
Washington D.C. – 4.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds Dulles Metrorail and Capital Improvements Projects Dulles Toll Road Second Senior Lien Revenue Refunding Bonds, Series 2022A, 4.00%, 10/1/2052	4,500,000	4,224,054
Total Municipal Bonds (Cost $87,927,509)		86,869,274

	Shares
Money Market Funds – 5.7%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(b)
(Cost $5,276,646)	5,276,646	5,276,646

	Number of Contracts	Notional Amount
Purchased Options – 0.2%
Puts – Exchange-Traded – 0.2%
MicroStrategy, Inc., January Strike Price $205, Expires 1/10/25(c)	480	9,840,000	46,320
Nasdaq 100 Index, January Strike Price $19,450, Expires 1/08/25(c)	11	21,395,000	3,767
Nasdaq 100 Index, January Strike Price $19,300, Expires 1/10/25	10	19,300,000	7,650
Nasdaq 100 Index, January Strike Price $18,900, Expires 1/15/25(c)	9	17,010,000	9,765
Russell 2000 Index, January Strike Price $2,010, Expires 1/08/25(c)	113	22,713,000	4,803
Russell 2000 Index, January Strike Price $1,975, Expires 1/10/25(c)	91	17,972,500	6,143
Russell 2000 Index, January Strike Price $1,975, Expires 1/15/25(c)	73	14,417,500	9,928
S&P 500 Index, January Strike Price $5,675, Expires 1/06/25(c)	99	56,182,500	2,970
S&P 500 Index, January Strike Price $5,660, Expires 1/07/25(c)	90	50,940,000	6,300
S&P 500 Index, January Strike Price $5,450, Expires 1/08/25(c)	39	21,255,000	2,827
S&P 500 Index, January Strike Price $5,470, Expires 1/10/25(c)	44	24,068,000	6,820
S&P 500 Index, January Strike Price $5,300, Expires 1/15/25(c)	24	12,720,000	5,460
SPDR Gold Shares, January Strike Price $220, Expires 1/06/25(c)	783	17,226,000	783
SPDR Gold Shares, January Strike Price $224, Expires 1/10/25(c)	944	21,145,600	3,776
SPDR Gold Shares, January Strike Price $225, Expires 1/15/25(c)	1,054	23,715,000	7,378
			124,690

Total Purchased Options (Cost $222,126)			124,690

See Notes to Financial Statements.

5

Simplify National Muni Bond ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Value
Total Investments – 100.5%
(Cost $93,426,281)	$92,270,610
Liabilities in Excess of Other Assets – (0.5)%	(420,003)
Net Assets – 100.0%	$91,850,607

	Number of Contracts	Notional Amount
Written Options – (0.9)%

Puts – Exchange-Traded – (0.9)%
MicroStrategy, Inc., January Strike Price $255, Expires 1/10/25	(480)	$(12,240,000)	$(217,200)
Nasdaq 100 Index, January Strike Price $20,725, Expires 1/08/25	(11)	(22,797,500)	(125,345)
Nasdaq 100 Index, January Strike Price $20,600, Expires 1/10/25	(10)	(20,600,000)	(109,750)
Nasdaq 100 Index, January Strike Price $19,875, Expires 1/15/25	(9)	(17,887,500)	(39,510)
Russell 2000 Index, January Strike Price $2,135, Expires 1/08/25	(113)	(24,125,500)	(29,098)
Russell 2000 Index, January Strike Price $2,130, Expires 1/10/25	(91)	(19,383,000)	(40,040)
Russell 2000 Index, January Strike Price $2,105, Expires 1/15/25	(73)	(15,366,500)	(39,858)
S&P 500 Index, January Strike Price $5,805, Expires 1/08/25	(39)	(22,639,500)	(71,175)
S&P 500 Index, January Strike Price $5,790, Expires 1/10/25	(44)	(25,476,000)	(94,380)
S&P 500 Index, January Strike Price $5,680, Expires 1/15/25	(24)	(13,632,000)	(31,440)
SPDR Gold Shares, January Strike Price $232, Expires 1/06/25	(783)	(18,165,600)	(1,566)
SPDR Gold Shares, January Strike Price $234, Expires 1/10/25	(944)	(22,089,600)	(15,576)
SPDR Gold Shares, January Strike Price $234, Expires 1/15/25	(1,054)	(24,663,600)	(32,674)
			(847,612)

Total Written Options (Premiums Received $632,330)			$(847,612)

(a)	Securities with an aggregate market value of $26,692,752 have been pledged as collateral for options as of December 31, 2024.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.
(c)	Held in connection with Written Options.

Portfolio Abbreviations:

AMT	:	Alternative Minimum Tax (subject to)
RB	:	Revenue Bond

See Notes to Financial Statements.

6

Simplify National Muni Bond ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

Summary of Investment Type††

Investment Categories	% of Net Assets
Municipal Bonds	94.6%
Money Market Funds	5.7%
Purchased Options	0.2%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Net Assets	100.0%

††	The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund’s investments but may not represent the Fund’s market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Simplify
National Muni
Bond ETF
Assets
Investments, at value	$92,270,610
Cash	95,748
Receivables:
Interest	682,313
Securities sold	148,626
Dividends	43,632
Total assets	93,240,929

Liabilities
Payables:
Written options	847,611
Securities purchased	502,305
Investment advisory fees	40,406
Total liabilities	1,390,322
Net Assets	$91,850,607

Net Assets Consist of
Paid-in capital	$94,872,209
Distributable earnings (loss)	(3,021,602)
Net Assets	$91,850,607
Number of Common Shares outstanding	3,775,001
Net Asset Value, offering and redemption price per share	$24.33
Investments, at cost	$93,426,281
Premiums received	$632,330

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Statement of Operations

For the Period Ended December 31, 2024 (Unaudited)

Simplify
National Muni
Bond ETF(1)
Investment Income
Dividend income	$115,723
Interest income	1,056,284
Total income	1,172,007

Expenses
Investment advisory fees	131,190
Interest expense	647
Other expenses	400
Total expenses	132,237
Net investment income (loss)	1,039,770

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,316,904)
Written options	1,658,268
Net realized gain (loss)	(1,658,636)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,155,671)
Written options	(215,282)
Net unrealized gain (loss)	(1,370,953)
Net realized and unrealized gain (loss)	(3,029,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,989,819)

(1)	For the period September 9, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements.

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Simplify Exchange Traded Funds

Statements of Changes in Net Assets

Simplify National Muni Bond ETF
For the period September 9, 2024(1) to December 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,039,770
Net realized gain (loss)	(1,658,636)
Net change in net unrealized appreciation (depreciation)	(1,370,953)
Net increase (decrease) in net assets resulting from operations	(1,989,819)

Distributions	(1,031,783)

Fund Shares Transactions
Proceeds from shares sold	96,753,040
Value of shares redeemed	(1,880,831)
Net increase (decrease) in net assets resulting from fund share transactions	94,872,209
Total net increase (decrease) in Net Assets	91,850,607

Net Assets
Beginning of period	—
End of period	$91,850,607

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	3,850,001 (2)
Shares redeemed	(75,000)
Shares outstanding, end of period	3,775,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

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Simplify Exchange Traded Funds

Financial Highlights

Simplify National Muni Bond ETF	Period Ended December 31, 2024(a)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.30
Net realized and unrealized gain (loss)	(0.70)
Total from investment operations	(0.40)
Less distributions from:
Net investment income	(0.27)
Total distributions	(0.27)
Net Asset Value, end of period	$24.33
Total Return (%)	(1.57	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$92
Ratio of expenses (%)	0.50	(d)
Ratio of net investment income (loss) (%)	3.96	(d)
Portfolio turnover rate (%)(e)	237	(c)

(a)	For the period September 9, 2024 (commencement of operations) through December 31, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Fund listed below:

Simplify National Muni Bond ETF (the “Fund”). The Fund is a diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify National Muni Bond ETF	The Fund seek income, with a secondary investment objective of capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund’s may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

Simplify National Muni Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$86,869,274	$—	$86,869,274
Purchased Options	124,690	—	—	124,690
Money Market Funds	5,276,646	—	—	5,276,646
TOTAL	$5,401,336	$86,869,274	$—	$92,270,610

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(847,612)	$—	$—	$(847,612)
TOTAL	$(847,612)	$—	$—	$(847,612)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s

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Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Derivative Financial Instruments

In the normal course of business, the Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Option Contracts

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund write a put option, cash is segregated in an

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Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify National Muni Bond ETF
Equity Contracts	Investments, at value(1)	$124,690	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$847,612

(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify National Muni Bond ETF	Equity	$(2,314,951)	$(97,436)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify National Muni Bond ETF	Equity	$1,658,268	$(215,282)

For the period ended December 31, 2024, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Written Option Contracts (Contract Value)
Simplify National Muni Bond ETF	$106,503	$(560,028)

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

FCO Advisors LP (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund below, the Adviser was entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify National Muni Bond ETF	0.50%

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify National Muni Bond ETF	$237,433,814	$148,512,768

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

The Fund commenced operations on September 9, 2024, therefore no federal income tax information is available until the next Annual reporting period.

8. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

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Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

17

December 31, 2024

Semi-Annual Financial Statements and
Other Important Information

Simplify Exchange Traded Funds

Simplify Gamma Emerging Market Bond ETF (GAEM)

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Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Gamma Emerging Market Bond ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal		Value
Foreign Bonds – 87.5%
Argentina – 3.0%
Argentine Republic Government International Bond, 4.13%, 7/9/2035		$500,000	$332,828

Bahamas – 4.2%
Bahamas Government International Bond, 6.00%, 11/21/2028		500,000	478,064

Brazil – 7.3%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034, 144A(a)		250,000	238,613
Brazilian Government International Bond, 6.00%, 10/20/2033		200,000	186,949
CSN Resources SA, 8.88%, 12/5/2030		200,000	199,340
LD Celulose International GmbH, 7.95%, 1/26/2032, 144A(a)		200,000	200,703
			825,605
Chile – 1.3%
Latam Airlines Group SA, 7.88%, 4/15/2030, 144A(a)		150,000	152,041

Colombia – 17.5%
Aris Mining Corp., 8.00%, 10/31/2029, 144A(a)		200,000	198,167
Bancolombia SA, 8.63%, (US 5 Year CMT T-Note + 4.32%), 12/24/2034(b)		200,000	209,597
Colombia Government International Bond, 8.75%, 11/14/2053		310,000	314,228
Colombia Government International Bond, 8.38%, 11/7/2054		200,000	194,380
Colombia Telecomunicaciones SA ESP, 4.95%, 7/17/2030		408,000	342,979
Ecopetrol SA, 7.75%, 2/1/2032		250,000	242,811
Ecopetrol SA, 8.38%, 1/19/2036		300,000	289,550
Empresas Publicas de Medellin ESP, 4.25%, 7/18/2029		200,000	178,915
			1,970,627
Dominican Republic – 17.4%
AES Espana BV, 5.70%, 5/4/2028		180,000	171,356
Dominican Republic Central Bank Notes, 11.00%, 9/15/2028	DOP	60,000,000	1,007,078
Dominican Republic International Bond, 5.88%, 1/30/2060		643,000	545,425
Empresa Generadora de Electricidad Haina SA, 5.63%, 11/8/2028		250,000	231,706
			1,955,565
El Salvador – 6.6%
El Salvador Government International Bond, 7.65%, 6/15/2035		250,000	242,313
El Salvador Government International Bond, 7.63%, 2/1/2041		250,000	232,969
El Salvador Government International Bond, 9.65%, 11/21/2054, 144A(a)		250,000	264,677
			739,959
Guatemala – 3.5%
Energuate Trust, 5.88%, 5/3/2027		200,000	195,866
Investment Energy Resources Ltd., 6.25%, 4/26/2029		200,000	192,834
			388,700
Honduras – 3.1%
Honduras Government International Bond, 8.63%, 11/27/2034, 144A(a)		350,000	348,162

Jamaica – 1.8%
Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/2036, 144A(a)		200,000	201,048

Mexico – 7.9%
Comision Federal de Electricidad, 6.45%, 1/24/2035, 144A(a)		400,000	377,986
Petroleos Mexicanos, 6.63%, 6/15/2035		170,000	134,021
Petroleos Mexicanos, 7.69%, 1/23/2050		500,000	377,605
			889,612
Panama – 9.6%
Panama Government International Bond, 3.16%, 1/23/2030		300,000	251,277
Panama Government International Bond, 6.70%, 1/26/2036		270,000	251,164
Promerica Financial Corp., 10.75%, 8/14/2028		200,000	211,170

See Notes to Financial Statements.

4

Simplify Gamma Emerging Market Bond ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

	Principal	Value
Foreign Bonds (continued)
Panama (continued)
Telecomunicaciones Digitales SA, 4.50%, 1/30/2030	$200,000	$181,967
UEP Penonome II SA, 6.50%, 10/1/2038	207,877	188,109
		1,083,687
Peru – 1.7%
Volcan Cia Minera SAA, 8.75%, 1/24/2030	200,000	191,776

Trinidad and Tobago – 2.6%
National Gas Co of Trinidad & Tobago Ltd., 6.05%, 1/15/2036	100,000	91,891
Telecommunications Services of Trinidad & Tobago Ltd., 8.88%, 10/18/2029	200,000	206,050
		297,941
Total Foreign Bonds (Cost $9,846,959)		9,855,615

U.S. Treasury Bills – 10.6%
U.S. Treasury Bill, 4.30%, 1/21/2025 (c)	470,000	468,949
U.S. Treasury Bill, 4.31%, 1/28/2025 (c)	330,000	329,001
U.S. Treasury Bill, 4.33%, 2/11/2025 (c)	400,000	398,144
Total U.S. Treasury Bills (Cost $1,195,910)		1,196,094

	Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.34%(d)
(Cost $22,021)	22,021	22,021

Total Investments – 98.3%
(Cost $11,064,890)		$11,073,730
Other Assets in Excess of Liabilities – 1.7%		193,508
Net Assets – 100.0%		$11,267,238

(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $1,981,397, which represents 17.6% of net assets as of December 31, 2024.
(b)	Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.

Currency Abbreviations:

DOP: Dominican Peso

Portfolio Abbreviations:

CMT: Treasury Constant Maturity Rate

See Notes to Financial Statements.

5

Simplify Gamma Emerging Market Bond ETF

Schedule of Investments (Continued)

December 31, 2024 (Unaudited)

INDUSTRY ALLOCATION*
Government	32.9%
Energy	13.2%
Financial	12.9%
Utilities	10.9%
U.S. Treasury Bill	10.8%
Basic Materials	9.3%
Communications	6.6%
Industrial	1.8%
Airlines	1.4%
Money Market Funds	0.2%

*	Percentage of total investments as of December 31, 2024.

See Notes to Financial Statements.

6

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Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Simplify Gamma Emerging Market Bond ETF
Assets
Investments, at value	$11,073,730
Foreign currency at value	5
Receivables:
Interest	200,680
Total assets	11,274,415

Liabilities
Payables:
Investment advisory fees	7,177
Total liabilities	7,177
Net Assets	$11,267,238

Net Assets Consist of
Paid-in capital	$11,279,586
Distributable earnings (loss)	(12,348)
Net Assets	$11,267,238
Number of Common Shares outstanding	450,001
Net Asset Value, offering and redemption price per share	$25.04
Investments, at cost	$11,064,890
Foreign currency, at cost	$5

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Statement of Operations

For the Period Ended December 31, 2024 (Unaudited)

Simplify Gamma Emerging Market Bond ETF(1)
Investment Income
Interest income	$325,335
Total income	325,335

Expenses
Investment advisory fees	39,755
Interest expense	19
Total expenses	39,774
Less fees waived:
Waiver	(8,370)
Net expenses	31,404
Net investment income (loss)	293,931

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	106,998
Foreign currency transactions	4,650
Net realized gain (loss)	111,648
Net change in unrealized appreciation (depreciation) on:
Investments	8,840
Foreign currency translations	(323)
Net unrealized gain (loss)	8,517
Net realized and unrealized gain (loss)	120,165
Net Increase (Decrease) in Net Assets Resulting from Operations	$414,096

(1)	For the period August 12, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Gamma Emerging Market Bond ETF
	For the period August 12, 2024(1) to December 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$293,931
Net realized gain (loss)	111,648
Net change in net unrealized appreciation (depreciation)	8,517
Net increase (decrease) in net assets resulting from operations	414,096

Distributions	(426,444)

Fund Shares Transactions
Proceeds from shares sold	11,279,586
Value of shares redeemed	—
Net increase (decrease) in net assets resulting from fund share transactions	11,279,586
Total net increase (decrease) in Net Assets	11,267,238

Net Assets
Beginning of period	—
End of period	$11,267,238

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	450,001	(2)
Shares redeemed	—
Shares outstanding, end of period	450,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Financial Highlights

Simplify Gamma Emerging Market Bond ETF Selected Per Share Data	Period Ended December 31, 2024(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.69
Net realized and unrealized gain (loss)	0.30
Total from investment operations	0.99
Less distributions from:
Net investment income	(0.69)
Net realized gains	(0.26)
Total distributions	(0.95)
Net Asset Value, end of period	$25.04
Total Return (%)	3.95	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$11
Ratio of expenses before fee waiver (%)	0.95	(d)
Ratio of expenses after fee waiver (%)	0.75	(d)
Ratio of net investment income (loss) (%)	7.02	(d)
Portfolio turnover rate (%)(e)	95	(c)

(a)	For the period August 12, 2024 (commencement of operations) through December 31, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2024, the Trust consists of thirty four investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Fund listed below:

Simplify Gamma Emerging Market Bond ETF (the “Fund”). The Fund is a non-diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Simplify Gamma Emerging Market Bond ETF	The Fund seeks income and capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund’s may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

Simplify Gamma Emerging Market Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Foreign Bonds	$—	$9,855,615	$—	$9,855,615
U.S. Treasury Bills	1,196,094	—	—	1,196,094
Money Market Funds	22,021	—	—	22,021
TOTAL	$1,218,115	$9,855,615	$—	$11,073,730

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Gamma Asset Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund below, the Adviser was entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Simplify Gamma Emerging Market Bond ETF	0.95%

The Adviser has contractually agreed to waive its fee payable under the management agreement to through at least October 31, 2025. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. For the period ended December 31, 2024, the Adviser waived fees of $8,370.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

4. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Gamma Emerging Market Bond ETF	$17,540,776	$7,820,372

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

6. Federal Income Taxes

The Fund commenced operations on September 9, 2024, therefore no federal income tax information is available until the next Annual reporting period.

7. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

15

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

An Information Statement was provided to the shareholders of the Simplify Gamma Emerging Market Bond ETF (“GAEM”) regarding a change to GAEM’s sub-classification from diversified to non-diversified. At a meeting held on November 18, 2024, the Board considered and approved changing GAEM’s diversification sub-classification. On November 20, 2024, a shareholder representing a majority of the outstanding voting securities of GAEM as of December 6, 2024 (the “Record Date”) approved the change via written consent. The change of GAEM’s sub-classification from diversified to non-diversified took effect on January 2, 2025.

	For	Against	Withheld	Abstentions	Broker Non-Votes
Votes	400,000	0	0	0	0

As of the Record Date, there were issued and outstanding 425,001 total shares of GAEM and the majority shareholder held 400,000 shares. There were no other votes taken.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation: $100,000, which is paid by the investment adviser.

(2) Each director and each member of an advisory board for special compensation: None

(3) All officers: None

(4) Each person of whom any officer or director of the Fund is an affiliated person: Investment adviser compensation included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees since last provided in response to this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation [Applies to listed companies only].

(a)	Not applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable for semi-annual reporting period.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Simplify Exchange Traded Funds

By	/s/ Paul Kim, President
Paul Kim, President (principal executive officer)

Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Paul Kim, President
Paul Kim, President (principal executive officer)

Date:	March 10, 2025

By	/s/ Fiona Ho, Treasurer
Fiona Ho, Treasurer (principal financial officer)

Date:	March 10, 2025